UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-21114

ProShares Trust
(Exact name of registrant as specified in charter)

7501 Wisconsin Avenue, Suite 1000 Bethesda, MD		20814
(Address of principal executive offices)		(Zip code)

The Corporation Trust Company/ProShare Advisors LLC 7501 Wisconsin Avenue, Suite 1000 Bethesda, MD 20814
(Name and address of agent for service)

Registrant's telephone number, including area code:		(240) 497-6400

Date of fiscal year end:	May 31

Date of reporting period:	June 1, 2007 to August 31, 2007

Item 1. Schedule of Investments.

The Trust’s Schedule of Investments as of the close of the reporting period prepared pursuant to Rule 12-12 Regulation S-X is as follows:

Ultra QQQ®

Schedule of Portfolio Investments

August 31, 2007 (Unaudited)

Shares		Value
	Common Stocks (a) — 86.1%
	Consumer Discretionary — 13.5%
65,005	Amazon.Com, Inc.*	$5,194,550
41,848	Apollo Group, Inc., Class A*	2,455,222
89,058	Bed Bath & Beyond, Inc.*	3,084,969
346,131	Comcast Corp., Class A*	9,030,558
56,931	Discovery Holding Co., Class A*	1,430,107
51,389	EchoStar Communications Corp., Class A*	2,174,783
71,607	Expedia, Inc.*	2,137,469
47,940	Garmin Ltd.	4,881,730
71,451	IAC/InterActiveCorp*	1,985,623
18,959	Lamar Advertising Co., Class A	1,003,310
46,354	Liberty Global, Inc., Class A*	1,899,587
143,225	Liberty Media Corp. - Interactive, Class A*	2,716,978
32,205	PetSmart, Inc.	1,117,514
32,694	Ross Stores, Inc.	909,874
38,106	Sears Holdings Corp.*	5,470,497
378,334	Sirius Satellite Radio, Inc.*	1,123,652
114,808	Staples, Inc.	2,726,690
246,126	Starbucks Corp.*	6,780,771
85,354	Virgin Media, Inc.	2,031,425
28,627	Wynn Resorts Ltd.	3,542,019
75,418	XM Satellite Radio Holdings, Inc., Class A*	940,462
		62,637,790
	Consumer Staples — 1.1%
56,220	Costco Wholesale Corp.	3,471,585
33,126	Whole Foods Market, Inc.	1,466,157
		4,937,742
	Energy — 0.2%
37,817	Patterson-UTI Energy, Inc.	811,931

	Health Care — 10.3%
121,295	Amgen, Inc.*	6,078,092
30,303	Amylin Pharmaceuticals, Inc.*	1,485,756
74,482	Biogen Idec, Inc.*	4,753,441
90,004	Celgene Corp.*	5,779,157
15,400	Cephalon, Inc.*	1,155,770
34,855	Dentsply International, Inc.	1,372,590
54,974	Express Scripts, Inc.*	3,009,826
79,100	Genzyme Corp.*	4,936,631
219,745	Gilead Sciences, Inc.*	7,992,126
8,936	Intuitive Surgical, Inc.*	1,977,358
31,886	Patterson Cos., Inc.*	1,172,767
24,698	Sepracor, Inc.*	720,441
144,665	Teva Pharmaceutical Industries Ltd. (ADR)	6,220,595
32,732	Vertex Pharmaceuticals, Inc.*	1,275,239
		47,929,789
	Industrials — 4.2%
39,970	CH Robinson Worldwide, Inc.	1,960,129
45,478	Cintas Corp.	1,666,769
49,992	Expeditors International Washington, Inc.	2,208,147
34,526	Fastenal Co.	1,574,731
17,576	Foster Wheeler Ltd.*	2,081,701
25,488	Joy Global, Inc.	1,105,924
31,915	Monster Worldwide, Inc.*	1,091,493
66,539	Paccar, Inc.	5,692,411
27,780	Ryanair Holdings plc (ADR)*	1,160,371
25,898	UAL Corp.*	1,229,378
		19,771,054
	Information Technology — 55.0%
60,454	Activision, Inc.*	1,178,248
137,705	Adobe Systems, Inc.*	5,886,889
37,758	Akamai Technologies, Inc.*	1,216,563
119,318	Altera Corp.	2,840,962
288,270	Apple, Inc.*	39,919,630
170,782	Applied Materials, Inc.	3,647,903
57,560	Autodesk, Inc.*	2,666,179

See accompanying notes to schedules of portfolio investments.

86,838	BEA Systems, Inc.*	1,059,424
102,068	Broadcom Corp., Class A*	3,521,346
69,688	Cadence Design Systems, Inc.*	1,513,623
19,737	CDW Corp.*	1,698,764
53,272	Check Point Software Technologies*	1,249,761
20,038	Checkfree Corp.*	926,357
518,293	Cisco Systems, Inc.*	16,543,913
51,272	Citrix Systems, Inc.*	1,863,737
33,478	Cognizant Technology Solutions Corp., Class A*	2,460,968
199,696	Dell, Inc.*	5,641,412
243,047	eBay, Inc.*	8,287,903
75,031	Electronic Arts, Inc.*	3,972,141
50,273	Fiserv, Inc.*	2,338,700
157,777	Flextronics International Ltd.*	1,797,080
33,642	Google, Inc., Class A*	17,334,040
26,598	Infosys Technologies Ltd. (ADR)	1,268,991
486,144	Intel Corp.	12,518,208
101,361	Intuit, Inc.*	2,768,169
80,731	Juniper Networks, Inc.*	2,657,665
55,492	Kla-Tencor Corp.	3,189,125
30,478	Lam Research Corp.*	1,634,535
81,064	Linear Technology Corp.	2,755,365
42,531	Logitech International S.A. (Registered)*	1,158,119
133,448	Marvell Technology Group Ltd.*	2,211,233
107,378	Maxim Integrated Products, Inc.	3,222,414
43,375	Microchip Technology, Inc.	1,670,805
786,763	Microsoft Corp.	22,603,701
92,717	Network Appliance, Inc.*	2,583,096
85,163	Nvidia Corp.*	4,356,939
512,198	Oracle Corp.*	10,387,375
86,571	Paychex, Inc.	3,846,350
480,354	Qualcomm, Inc.	19,161,321
133,328	Research In Motion Ltd.*	11,387,544
50,024	SanDisk Corp.*	2,804,345
371,112	Sun Microsystems, Inc.*	1,989,160
225,121	Symantec Corp.*	4,234,526
31,727	Telefonaktiebolaget LM Ericsson (ADR)	1,180,562
59,630	Tellabs, Inc.*	629,096
54,731	VeriSign, Inc.*	1,762,338
94,428	Xilinx, Inc.	2,414,524
154,356	Yahoo!, Inc.*	3,508,512
		255,469,561
	Materials — 0.3%
30,129	Sigma-Aldrich Corp.	1,349,779

	Telecommunication Services — 1.5%
356,359	Level 3 Communications, Inc.*	1,863,758
23,313	Millicom International Cellular S.A.*	1,965,985
40,143	NII Holdings, Inc.*	3,178,523
		7,008,266
	Total Common Stock (Cost $386,124,634)	399,915,912

Principal Amount
	Repurchase Agreements — 11.0%
$7,372,955	Credit Suisse First Boston Corp.,
	5.25%, dated 08/31/07,
	due 09/04/07, total to be
	received $7,377,197 **	$7,372,955

43,574,245	UBS Warburg LLC,
	5.25%, dated 08/31/07,
	due 09/04/07, total to be
	received $43,599,315 ***	43,574,245

	Total Repurchase Agreements
	(Cost $50,947,200)	50,947,200

	Total Investments
	(Cost $437,071,834) — 97.1%	450,863,112
	Other assets less liabilities — 2.9%	13,398,505
	Net Assets — 100.0%	$464,261,617

See accompanying notes to schedules of portfolio investments.

(a)	All or a portion of each security is held in a segregated account for the benefit of swap counterparties in the event of default.
*	Non-income producing security.
**

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Bank, 0% to 5.50%, due 9/14/07 to 7/15/36; Federal Home Loan Mortgage Corp., 0% due 11/29/19, which had a total value of $7,520,447. The investment in the repurchase agreement was through participation in a pooled account.

***

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Bank, 0% to 6.05%, due 9/5/07 to 12/28/18; Federal Home Loan Mortgage Corp., 0% to 6.03%, due 9/15/07 to 4/16/37; Federal National Mortgage Association, 0% to 6.07%, due 9/4/07 to 4/18/36, which had a total value of $44,445,767. The investment in the repurchase agreement was through participation in a pooled account.

ADR	American Depositary Receipt

As of August 31, 2007, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$23,828,893
Aggregate gross unrealized depreciation	(11,207,750)
Net unrealized appreciation	$12,621,143

Federal income tax cost of investments	$438,241,969

Futures Contracts Purchased

Ultra QQQ® has the following open long futures contracts as of August 31, 2007:

	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation
E-Mini NASDAQ-100® Futures Contracts	1,144	September-07	$45,599,840	$2,460,880

Cash collateral in the amount of $4,246,720 was pledged to cover margin requirements for open futures contracts as of August 31, 2007.

Swap Agreements

Ultra QQQ® had the following open swap agreements as of August 31, 2007:

	Notional Amount at Value	Unrealized Appreciation
Equity Index Swap Agreement based on the Nasdaq-100® Index, expiring 09/27/07	$39,001,256	$692,783

Equity Index Swap Agreement based on the Nasdaq-100® Index, expiring 09/27/07	249,678,726	4,935,586

Equity Index Swap Agreement based on the Nasdaq-100® Index, expiring 09/27/07	147,208,329	3,051,064

Equity Index Swap Agreement based on the Nasdaq-100® Index, expiring 09/27/07	37,609,217	649,987
		$9,329,420

See accompanying notes to schedules of portfolio investments.

Ultra Dow 30SM

Schedule of Portfolio Investments

August 31, 2007 (Unaudited)

Shares		Value
	Common Stocks (a) — 87.3%
	Consumer Discretionary — 8.1%
95,099	General Motors Corp.	$2,923,343
95,099	Home Depot, Inc.	3,643,243
95,099	McDonald’s Corp.	4,683,626
95,099	Walt Disney Co. (The)	3,195,326
		14,445,538
	Consumer Staples — 12.3%
95,099	Altria Group, Inc.	6,600,822
95,099	Coca-Cola Co. (The)	5,114,424
95,099	Procter & Gamble Co.	6,210,916
95,099	Wal-Mart Stores, Inc.	4,149,169
		22,075,331
	Energy — 4.6%
95,099	Exxon Mobil Corp.	8,152,837

	Financials — 11.5%
95,099	American Express Co.	5,574,703
95,099	American International Group, Inc.	6,276,534
95,099	Citigroup, Inc.	4,458,241
95,099	JPMorgan Chase & Co.	4,233,808
		20,543,286
	Health Care — 7.3%
95,099	Johnson & Johnson	5,876,167
95,099	Merck & Co., Inc.	4,771,117
95,099	Pfizer, Inc.	2,362,259
		13,009,543
	Industrials — 23.0%
95,099	3M Co.	8,653,058
95,099	Boeing Co.	9,196,073
95,099	Caterpillar, Inc.	7,205,651
95,099	General Electric Co.	3,696,498
95,099	Honeywell International, Inc.	5,339,809
95,099	United Technologies Corp.	7,097,239
		41,188,328
	Information Technology — 11.7%
95,099	Hewlett-Packard Co.	4,693,136
95,099	Intel Corp.	2,448,799
95,099	International Business Machines Corp.	11,097,102
95,099	Microsoft Corp.	2,732,194
		20,971,231
	Materials — 4.5%
95,099	Alcoa, Inc.	3,473,967
95,099	El Du Pont de Nemours & Co.	4,636,076
		8,110,043
	Telecommunication Services — 4.3%
95,099	AT&T, Inc.	3,791,597
95,099	Verizon Communications, Inc.	3,982,747
		7,774,344
	Total Common Stock (Cost $151,603,687)	156,270,481

Principal Amount
	Repurchase Agreements — 14.6%
$3,791,697	Credit Suisse First Boston Corp.,
	5.25%, dated 08/31/07,
	due 09/04/07, total to be
	received $3,793,879 **	3,791,697

22,408,970	UBS Warburg LLC,
	5.25%, dated 08/31/07,
	due 09/04/07, total to be
	received $22,421,863 ***	22,408,970

	Total Repurchase Agreements
	(Cost $26,200,667)	26,200,667

	Total Investments
	(Cost $177,804,354) — 101.9%	182,471,148
	Other Liabilities in Excess of Assets — (1.9)%	(3,409,393)
	Net Assets — 100.0%	$179,061,755

See accompanying notes to schedules of portfolio investments.

(a)	All or a portion of each security is held in a segregated account for the benefit of swap counterparties in the event of default.
**

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Bank, 0% to 5.50%, due 9/14/07 to 7/15/36; Federal Home Loan Mortgage Corp., 0% due 11/29/19, which had a total value of $3,867,548. The investment in the repurchase agreement was through participation in a pooled account.

***

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Bank, 0% to 6.05%, due 9/5/07 to 12/28/18; Federal Home Loan Mortgage Corp., 0% to 6.03%, due 9/15/07 to 4/16/37; Federal National Mortgage Association, 0% to 6.07%, due 9/4/07 to 4/18/36, which had a total value of $22,857,169. The investment in the repurchase agreement was through participation in a pooled account.

As of August 31, 2007, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$5,835,065
Aggregate gross unrealized depreciation	(1,767,425)
Net unrealized appreciation	$4,067,640

Federal income tax cost of investments	$178,403,508

Futures Contracts Purchased

Ultra Dow 30SM had the following open long futures contracts as of August 31. 2007:

	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation
E-Mini Dow Jones Futures Contracts	240	September-07	$16,027,200	$296,641

Cash collateral in the amount of $867,713 was pledged to cover margin requirements for open futures contracts as of August 31, 2007.

Swap Agreements

Ultra Dow 30SM had the following open swap apreements as of August 31, 2007:

	Notional Amount at Value	Unrealized Appreciation
Equity Index Swap Agreement based on Dow Jones Industrial AverageTM Index, expiring 09/27/07	$87,525,804	$200,652

Equity Index Swap Agreement based on Dow Jones Industrial AverageTM Index, expiring 09/27/07	97,893,627	92,487
		$293,139

See accompanying notes to schedules of portfolio investments.

Ultra S&P 500

Schedule of Portfolio Investments

August 31, 2007 (Unaudited)

Shares		Value
	Common Stocks (a) — 85.1%
	Consumer Discretionary — 8.3%
2,657	Abercrombie & Fitch Co.	$209,106
9,361	Amazon.Com, Inc.*	748,038
4,211	Apollo Group, Inc., Class A*	247,059
4,548	AutoNation, Inc.*	86,321
1,438	Autozone, Inc.*	174,415
8,244	Bed Bath & Beyond, Inc.*	285,572
12,185	Best Buy Co., Inc.	535,531
3,296	Big Lots, Inc.*	98,122
1,986	Black & Decker Corp.	172,286
2,719	Brunswick Corp.	68,383
13,316	Carnival Corp.	607,076
22,050	CBS Corp., Class B	694,795
3,596	Centex Corp.	103,960
4,162	Circuit City Stores, Inc.	45,283
14,941	Clear Channel Communications, Inc.	556,702
11,171	Coach, Inc.*	497,445
93,670	Comcast Corp., Class A*	2,443,850
4,256	Darden Restaurants, Inc.	177,050
1,833	Dillard’s, Inc., Class A	43,515
23,205	DIRECTV Group, Inc. (The)*	541,373
1,967	Dow Jones & Co., Inc.	116,151
8,225	DR Horton, Inc.	124,280
8,659	Eastman Kodak Co.	230,936
2,509	EW Scripps Co., Class A	103,120
4,539	Family Dollar Stores, Inc.	132,902
62,445	Ford Motor Co.*	487,695
4,598	Fortune Brands, Inc.	382,048
7,064	Gannett Co., Inc.	332,008
15,958	Gap, Inc. (The)	299,372
17,029	General Motors Corp.	523,471
5,128	Genuine Parts Co.	254,759
6,210	Goodyear Tire & Rubber Co. (The)*	171,769
9,719	H&R Block, Inc.	192,825
7,752	Harley-Davidson, Inc.	416,980
1,961	Harman International Industries, Inc.	222,358
5,619	Harrah’s Entertainment, Inc.	481,942
4,798	Hasbro, Inc.	135,352
11,732	Hilton Hotels Corp.	539,085
59,420	Home Depot, Inc.	2,276,380
6,577	IAC/InterActiveCorp*	182,775
10,005	International Game Technology	381,891
14,114	Interpublic Group of Cos., Inc.*	154,548
6,773	JC Penney Co., Inc.	465,711
5,940	Johnson Controls, Inc.	671,814
3,278	Jones Apparel Group, Inc.	62,905
2,312	KB Home	70,146
9,710	Kohl’s Corp.*	575,803
5,332	Leggett & Platt, Inc.	108,773
4,191	Lennar Corp., Class A	118,480
10,302	Limited Brands, Inc.	238,594
3,146	Liz Claiborne, Inc.	107,499
45,300	Lowe’s Cos., Inc.	1,407,018
13,834	Macy’s, Inc.	438,814
9,883	Marriott International, Inc., Class A	439,003
11,840	Mattel, Inc.	256,099
35,934	McDonald’s Corp.	1,769,749
10,330	McGraw-Hill Cos., Inc. (The)	521,252
1,172	Meredith Corp.	65,515
4,331	New York Times Co. (The), Class A	95,195
8,394	Newell Rubbermaid, Inc.	216,481
70,108	News Corp., Class A	1,418,285
11,412	Nike, Inc., Class B	642,952
6,756	Nordstrom, Inc.	324,964
8,323	Office Depot, Inc.*	203,497
2,268	OfficeMax, Inc.	80,559
9,956	Omnicom Group, Inc.	507,059
1,844	Polo Ralph Lauren Corp.	139,296
6,395	Pulte Homes, Inc.	106,413
4,081	RadioShack Corp.	97,005
2,478	Sears Holdings Corp.*	355,742
3,295	Sherwin-Williams Co. (The)	227,388
1,745	Snap-On, Inc.	85,470
2,510	Stanley Works (The)	142,417
21,527	Staples, Inc.	511,266
22,298	Starbucks Corp.*	614,310
6,475	Starwood Hotels & Resorts Worldwide, Inc.	395,752
25,630	Target Corp.	1,689,786
4,116	Tiffany & Co.	211,274
113,940	Time Warner, Inc.	2,162,581
13,692	TJX Cos., Inc.	417,469
2,543	Tribune Co.	70,060
2,682	VF Corp.	214,158
20,743	Viacom, Inc., Class B*	818,519
59,645	Walt Disney Co. (The)	2,004,072
2,626	Wendy’s International, Inc.	86,369
2,375	Whirlpool Corp.	228,974
5,487	Wyndham Worldwide Corp.	175,035
15,766	Yum! Brands, Inc.	515,864
		38,553,916
	Consumer Staples — 8.1%
63,307	Altria Group, Inc.	4,394,139
22,869	Anheuser-Busch Cos., Inc.	1,129,729
19,647	Archer-Daniels-Midland Co.	662,104
13,210	Avon Products, Inc.	453,763
2,371	Brown-Forman Corp., Class B	169,669
6,531	Campbell Soup Co.	246,545

See accompanying notes to schedules of portfolio investments.

4,569	Clorox Co.	273,226
60,487	Coca-Cola Co. (The)	3,252,991
8,395	Coca-Cola Enterprises, Inc.	199,969
15,395	Colgate-Palmolive Co.	1,020,996
14,992	ConAgra Foods, Inc.	385,444
5,816	Constellation Brands, Inc., Class A*	140,631
13,444	Costco Wholesale Corp.	830,167
46,458	CVS Caremark Corp.	1,757,042
3,912	Dean Foods Co.	105,076
3,552	Estee Lauder Cos., Inc. (The)	147,728
10,424	General Mills, Inc.	582,493
5,161	Hershey Co. (The)	239,986
9,777	HJ Heinz Co.	440,845
7,540	Kellogg Co.	414,172
12,838	Kimberly-Clark Corp.	881,842
48,282	Kraft Foods, Inc.	1,547,921
21,309	Kroger Co. (The)	566,393
3,918	McCormick & Co., Inc. (Non-Voting)	140,421
1,425	Molson Coors Brewing Co., Class B	127,481
3,961	Pepsi Bottling Group, Inc.	137,011
49,030	PepsiCo, Inc.	3,335,511
94,781	Procter & Gamble Co.	6,190,147
5,150	Reynolds American, Inc.	340,518
13,291	Safeway, Inc.	421,723
22,111	Sara Lee Corp.	367,485
6,254	SUPERVALU, Inc.	263,606
18,601	SYSCO Corp.	620,901
7,610	Tyson Foods, Inc., Class A	163,996
4,820	UST, Inc.	237,530
72,966	Wal-Mart Stores, Inc.	3,183,507
30,125	Walgreen Co.	1,357,734
4,256	Whole Foods Market, Inc.	188,371
6,489	WM Wrigley Jr. Co.	377,984
		37,296,797
	Energy — 9.5%
13,964	Anadarko Petroleum Corp.	683,957
9,968	Apache Corp.	771,324
9,643	Baker Hughes, Inc.	808,662
8,829	BJ Services Co.	219,048
12,325	Chesapeake Energy Corp.	397,605
64,691	Chevron Corp.	5,677,282
49,194	ConocoPhillips	4,028,497
5,480	CONSOL Energy, Inc.	218,542
13,389	Devon Energy Corp.	1,008,326
21,077	El Paso Corp.	334,492
4,488	ENSCO International, Inc.	243,339
7,363	EOG Resources, Inc.	495,972
169,558	Exxon Mobil Corp.	14,536,207
27,512	Halliburton Co.	951,640
8,212	Hess Corp.	503,970
20,646	Marathon Oil Corp.	1,112,613
5,662	Murphy Oil Corp.	345,042
8,473	Nabors Industries Ltd.*	250,716
5,345	National Oilwell Varco, Inc.*	684,160
8,066	Noble Corp.	395,718
25,098	Occidental Petroleum Corp.	1,422,806
7,975	Peabody Energy Corp.	339,017
3,330	Rowan Cos., Inc.	125,008
35,474	Schlumberger Ltd.	3,423,241
6,034	Smith International, Inc.	404,338
19,019	Spectra Energy Corp.	442,192
3,656	Sunoco, Inc.	267,400
8,674	Transocean, Inc.*	911,551
16,524	Valero Energy Corp.	1,132,059
10,153	Weatherford International Ltd.*	592,732
18,025	Williams Cos., Inc.	558,775
11,540	XTO Energy, Inc.	627,314
		43,913,545
	Financials — 17.1%
9,799	ACE Ltd.	565,990
14,722	Aflac, Inc.	784,830
18,283	Allstate Corp. (The)	1,000,994
3,069	AMBAC Financial Group, Inc.	192,795
5,314	American Capital Strategies Ltd.	219,415
35,777	American Express Co.	2,097,248
78,084	American International Group, Inc.	5,153,544
7,080	Ameriprise Financial, Inc.	431,951
8,837	AON Corp.	382,819
2,924	Apartment Investment & Management Co. (REIT)	130,703
6,710	Archstone-Smith Trust (REIT)	394,548
2,987	Assurant, Inc.	153,950
2,398	AvalonBay Communities, Inc. (REIT)	274,283
133,574	Bank of America Corp.	6,769,530
33,998	Bank of New York Mellon Corp. (The)	1,374,539
16,332	BB&T Corp.	648,870
3,583	Bear Stearns Cos., Inc. (The)	389,329
3,582	Boston Properties, Inc. (REIT)	358,451
12,439	Capital One Financial Corp.	804,306
5,643	CB Richard Ellis Group, Inc., Class A*	166,581
28,407	Charles Schwab Corp. (The)	562,459
12,085	Chubb Corp.	617,906
5,167	Cincinnati Financial Corp.	217,737
5,772	CIT Group, Inc.	216,854
148,885	Citigroup, Inc.	6,979,729
1,665	CME Group, Inc.	923,742
4,693	Comerica, Inc.	261,776
5,761	Commerce Bancorp, Inc.	211,602
3,965	Compass Bancshares, Inc.	259,113
17,861	Countrywide Financial Corp.	354,541
3,761	Developers Diversified Realty Corp. (REIT)	201,138
15,848	Discover Financial Services*	366,723
12,849	E*Trade Financial Corp.*	200,187
8,750	Equity Residential (REIT)	352,100

See accompanying notes to schedules of portfolio investments.

29,289	Fannie Mae	1,921,651
2,665	Federated Investors, Inc., Class B	93,568
16,557	Fifth Third Bancorp	590,919
3,786	First Horizon National Corp.	116,154
4,959	Franklin Resources, Inc.	653,447
19,913	Freddie Mac	1,226,840
7,376	General Growth Properties, Inc. (REIT)	366,661
13,325	Genworth Financial, Inc.	386,159
12,294	Goldman Sachs Group, Inc. (The)	2,163,867
9,531	Hartford Financial Services Group, Inc.	847,401
15,714	Host Hotels & Resorts, Inc. (REIT)	350,265
14,584	Hudson City Bancorp, Inc.	207,384
10,997	Huntington Bancshares, Inc.	189,258
5,279	Janus Capital Group, Inc.	140,369
102,823	JPMorgan Chase & Co.	4,577,680
11,807	Keycorp	393,173
6,828	Kimco Realty Corp. (REIT)	292,375
3,959	Legg Mason, Inc.	343,720
16,032	Lehman Brothers Holdings, Inc.	879,035
4,954	Leucadia National Corp.	219,859
8,151	Lincoln National Corp.	496,233
13,416	Loews Corp.	630,686
2,281	M&T Bank Corp.	241,512
16,718	Marsh & McLennan Cos., Inc.	445,535
7,798	Marshall & Ilsley Corp.	340,851
3,937	MBIA, Inc.	236,220
26,210	Merrill Lynch & Co., Inc.	1,931,677
22,321	MetLife, Inc.	1,429,660
2,500	MGIC Investment Corp.	75,400
6,922	Moody’s Corp.	317,374
31,723	Morgan Stanley	1,978,564
17,330	National City Corp.	466,350
5,680	Northern Trust Corp.	349,093
5,320	Plum Creek Timber Co., Inc. (REIT)	223,068
10,382	PNC Financial Services Group, Inc.	730,581
8,060	Principal Financial Group, Inc.	447,249
22,160	Progressive Corp. (The)	450,734
7,724	Prologis (REIT)	464,676
14,074	Prudential Financial, Inc.	1,263,564
3,694	Public Storage (REIT)	279,931
21,212	Regions Financial Corp.	663,936
3,195	Safeco Corp.	185,374
6,723	Simon Property Group, Inc. (REIT)	638,147
12,384	SLM Corp.	622,668
10,869	Sovereign Bancorp, Inc.	196,512
11,953	State Street Corp.	733,436
10,734	SunTrust Banks, Inc.	845,303
9,841	Synovus Financial Corp.	271,808
7,995	T. Rowe Price Group, Inc.	410,303
2,875	Torchmark Corp.	176,985
19,985	Travelers Cos, Inc. (The)	1,010,042
52,335	U.S. Bancorp	1,693,037
10,859	Unum Group	265,720
3,931	Vornado Realty Trust (REIT)	419,005
57,591	Wachovia Corp.	2,820,807
26,760	Washington Mutual, Inc.	982,627
100,525	Wells Fargo & Co.	3,673,183
5,596	XL Capital Ltd., Class A	426,415
3,312	Zions Bancorporation	233,827
		79,048,161
	Health Care — 9.9%
46,365	Abbott Laboratories	2,406,807
15,544	Aetna, Inc.	791,345
9,256	Allergan, Inc.	555,453
5,423	AmerisourceBergen Corp.	259,491
32,710	Amgen, Inc.*	1,639,098
5,524	Applera Corp. - Applied Biosystems Group	174,614
3,304	Barr Pharmaceuticals, Inc.*	168,107
1,636	Bausch & Lomb, Inc.	103,395
19,611	Baxter International, Inc.	1,073,898
7,375	Becton Dickinson & Co.	567,432
8,600	Biogen Idec, Inc.*	548,852
35,715	Boston Scientific Corp.*	458,223
59,237	Bristol-Myers Squibb Co.	1,726,759
11,577	Cardinal Health, Inc.	791,635
11,436	Celgene Corp.*	734,306
8,663	Cigna Corp.	447,704
4,705	Coventry Health Care, Inc.*	269,926
14,917	Covidien Ltd.*	594,144
3,108	CR Bard, Inc.	259,176
29,697	Eli Lilly & Co.	1,703,123
7,761	Express Scripts, Inc.*	424,915
9,568	Forest Laboratories, Inc.*	360,044
7,913	Genzyme Corp.*	493,850
28,107	Gilead Sciences, Inc.*	1,022,252
4,689	Hospira, Inc.*	181,230
5,057	Humana, Inc.*	324,103
5,906	IMS Health, Inc.	176,826
87,184	Johnson & Johnson	5,387,099
7,334	King Pharmaceuticals, Inc.*	110,230
3,540	Laboratory Corp. of America Holdings*	274,916
2,202	Manor Care, Inc.	140,686
8,891	McKesson Corp.	508,654
8,432	Medco Health Solutions, Inc.*	720,514
34,662	Medtronic, Inc.	1,831,540
65,234	Merck & Co., Inc.	3,272,790
1,625	Millipore Corp.*	113,230
7,477	Mylan Laboratories, Inc.	112,903
4,188	Patterson Cos., Inc.*	154,035
3,605	PerkinElmer, Inc.	98,813
211,246	Pfizer, Inc.	5,247,351
4,755	Quest Diagnostics, Inc.	260,336
44,829	Schering-Plough Corp.	1,345,767

See accompanying notes to schedules of portfolio investments.

10,182	St. Jude Medical, Inc.*	443,630
8,988	Stryker Corp.	600,398
14,238	Tenet Healthcare Corp.*	48,267
12,699	Thermo Fisher Scientific, Inc.*	688,667
40,335	UnitedHealth Group, Inc.	2,017,153
3,837	Varian Medical Systems, Inc.*	154,976
3,037	Waters Corp.*	186,988
3,085	Watson Pharmaceuticals, Inc.*	91,995
18,471	WellPoint, Inc.*	1,488,578
40,488	Wyeth	1,874,594
7,127	Zimmer Holdings, Inc.*	558,258
		45,989,076
	Industrials — 9.7%
21,678	3M Co.	1,972,481
7,683	Allied Waste Industries, Inc.*	98,112
5,292	American Standard Cos., Inc.	194,904
2,758	Avery Dennison Corp.	164,901
23,700	Boeing Co.	2,291,790
10,720	Burlington Northern Santa Fe Corp.	869,928
19,275	Caterpillar, Inc.	1,460,467
5,152	CH Robinson Worldwide, Inc.	252,654
4,059	Cintas Corp.	148,762
5,510	Cooper Industries Ltd., Class A	281,947
13,159	CSX Corp.	539,519
3,138	Cummins, Inc.	371,602
7,166	Danaher Corp.	556,512
6,773	Deere & Co.	921,534
6,153	Dover Corp.	303,958
4,409	Eaton Corp.	415,416
23,937	Emerson Electric Co.	1,178,419
4,379	Equifax, Inc.	168,679
9,265	FedEx Corp.	1,016,185
2,655	Fluor Corp.	337,583
12,185	General Dynamics Corp.	957,254
309,666	General Electric Co.	12,036,717
3,768	Goodrich Corp.	237,987
23,469	Honeywell International, Inc.	1,317,784
12,399	Illinois Tool Works, Inc.	721,250
9,079	Ingersoll-Rand Co., Ltd., Class A	471,472
5,469	ITT Corp.	371,837
3,760	L-3 Communications Holdings, Inc.	370,398
10,682	Lockheed Martin Corp.	1,059,013
11,369	Masco Corp.	295,821
3,930	Monster Worldwide, Inc.*	134,406
11,836	Norfolk Southern Corp.	606,122
10,387	Northrop Grumman Corp.	818,911
7,474	Paccar, Inc.	639,401
3,690	Pall Corp.	140,700
3,487	Parker Hannifin Corp.	374,748
6,611	Pitney Bowes, Inc.	295,313
4,142	Precision Castparts Corp.	539,744
6,625	R.R. Donnelley & Sons Co.	237,307
13,359	Raytheon Co.	819,441
5,004	Robert Half International, Inc.	159,828
4,747	Rockwell Automation, Inc.	334,474
5,038	Rockwell Collins, Inc.	346,967
1,840	Ryder System, Inc.	100,740
23,502	Southwest Airlines Co.	355,115
3,103	Terex Corp.*	247,868
7,552	Textron, Inc.	440,584
14,917	Tyco International Ltd.	658,735
8,150	Union Pacific Corp.	909,295
31,876	United Parcel Service, Inc., Class B	2,418,113
29,932	United Technologies Corp.	2,233,825
15,574	Waste Management, Inc.	586,673
2,137	WW Grainger, Inc.	195,771
		44,978,967
	Information Technology — 13.8%
17,699	Adobe Systems, Inc.*	756,632
16,569	Advanced Micro Devices, Inc.*	215,397
2,985	Affiliated Computer Services, Inc., Class A*	149,340
11,917	Agilent Technologies, Inc.*	433,779
4,964	Akamai Technologies, Inc.*	159,940
10,687	Altera Corp.	254,457
9,845	Analog Devices, Inc.	363,084
26,034	Apple, Inc.*	3,605,188
41,595	Applied Materials, Inc.	888,469
6,958	Autodesk, Inc.*	322,295
16,652	Automatic Data Processing, Inc.	761,662
13,540	Avaya, Inc.*	227,878
6,139	BMC Software, Inc.*	187,976
14,003	Broadcom Corp., Class A*	483,103
12,382	CA, Inc.	311,903
2,570	Ciena Corp.*	97,352
182,741	Cisco Systems, Inc.*	5,833,093
5,436	Citrix Systems, Inc.*	197,599
4,328	Cognizant Technology Solutions Corp., Class A*	318,151
5,214	Computer Sciences Corp.*	291,723
9,064	Compuware Corp.*	73,509
4,121	Convergys Corp.*	69,027
47,339	Corning, Inc.	1,106,312
68,374	Dell, Inc.*	1,931,565
34,071	eBay, Inc.*	1,161,821
9,333	Electronic Arts, Inc.*	494,089
15,317	Electronic Data Systems Corp.	350,606
63,162	EMC Corp.*	1,241,765
4,925	Fidelity National Information Services, Inc.	233,445
22,708	First Data Corp.	754,360
5,062	Fiserv, Inc.*	235,484
6,564	Google, Inc., Class A*	3,382,101
78,827	Hewlett-Packard Co.	3,890,112
174,878	Intel Corp.	4,503,108
41,116	International Business Machines Corp.	4,797,826

See accompanying notes to schedules of portfolio investments.

10,310	Intuit, Inc.*	281,566
5,395	Jabil Circuit, Inc.	119,769
6,355	JDS Uniphase Corp.*	92,529
15,474	Juniper Networks, Inc.*	509,404
5,767	Kla-Tencor Corp.	331,429
2,846	Lexmark International, Inc., Class A*	106,042
7,640	Linear Technology Corp.	259,684
21,553	LSI Corp.*	148,500
9,652	Maxim Integrated Products, Inc.	289,656
6,754	MEMC Electronic Materials, Inc.*	414,831
22,766	Micron Technology, Inc.*	260,671
253,401	Microsoft Corp.	7,280,211
4,274	Molex, Inc.	111,765
69,668	Motorola, Inc.	1,180,873
7,236	National Semiconductor Corp.	190,452
5,414	NCR Corp.*	269,455
11,169	Network Appliance, Inc.*	311,168
10,482	Novell, Inc.*	77,986
3,803	Novellus Systems, Inc.*	104,088
10,923	Nvidia Corp.*	558,821
119,148	Oracle Corp.*	2,416,321
10,232	Paychex, Inc.	454,608
4,423	QLogic Corp.*	58,826
50,169	Qualcomm, Inc.	2,001,241
6,869	SanDisk Corp.*	385,076
27,210	Solectron Corp.*	105,575
107,461	Sun Microsystems, Inc.*	575,991
27,120	Symantec Corp.*	510,127
2,286	Tektronix, Inc.	73,495
13,176	Tellabs, Inc.*	139,007
5,710	Teradyne, Inc.*	85,022
43,153	Texas Instruments, Inc.	1,477,559
14,917	Tyco Electronics Ltd.*	520,156
10,468	Unisys Corp.*	77,149
7,378	VeriSign, Inc.*	237,572
23,257	Western Union Co. (The)	437,929
28,214	Xerox Corp.*	483,306
8,966	Xilinx, Inc.	229,261
36,403	Yahoo!, Inc.*	827,440
		64,078,712
	Materials — 2.6%
6,520	Air Products & Chemicals, Inc.	586,865
26,173	Alcoa, Inc.	956,100
3,076	Allegheny Technologies, Inc.	305,724
1,682	Ashland, Inc.	100,567
3,074	Ball Corp.	161,016
3,148	Bemis Co., Inc.	94,031
28,693	Dow Chemical Co. (The)	1,223,183
2,533	Eastman Chemical Co.	169,103
5,276	Ecolab, Inc.	219,798
27,801	EI Du Pont de Nemours & Co.	1,355,299
11,300	Freeport-McMoRan Copper & Gold, Inc.	987,846
3,509	Hercules, Inc.*	73,057
2,337	International Flavors & Fragrances, Inc.	117,387
13,109	International Paper Co.	460,257
5,552	MeadWestvaco Corp.	175,388
16,359	Monsanto Co.	1,140,877
13,579	Newmont Mining Corp.	573,848
9,081	Nucor Corp.	480,385
3,924	Pactiv Corp.*	114,777
4,941	PPG Industries, Inc.	362,422
9,592	Praxair, Inc.	725,731
4,284	Rohm & Haas Co.	242,217
4,863	Sealed Air Corp.	128,626
3,953	Sigma-Aldrich Corp.	177,094
3,186	Temple-Inland, Inc.	175,485
3,560	United States Steel Corp.	336,349
2,868	Vulcan Materials Co.	258,149
6,498	Weyerhaeuser Co.	442,969
		12,144,550
	Telecommunication Services — 3.2%
10,399	Alltel Corp.	709,836
185,580	AT&T, Inc.	7,399,075
3,297	CenturyTel, Inc.	158,190
10,306	Citizens Communications Co.	149,540
4,547	Embarq Corp.	283,824
46,754	Qwest Communications International, Inc.*	418,448
87,097	Sprint Nextel Corp.	1,647,875
87,390	Verizon Communications, Inc.	3,659,893
14,350	Windstream Corp.	204,918
		14,631,599
	Utilities — 2.9%
20,095	AES Corp. (The)*	363,921
4,987	Allegheny Energy, Inc.*	257,379
6,208	Ameren Corp.	315,242
12,003	American Electric Power Co., Inc.	533,893
9,655	Centerpoint Energy, Inc.	156,604
6,758	CMS Energy Corp.	110,291
8,143	Consolidated Edison, Inc.	374,089
5,438	Constellation Energy Group, Inc.	451,028
8,802	Dominion Resources, Inc.	749,754
5,299	DTE Energy Co.	253,345
37,909	Duke Energy Corp.	695,251
12,108	Dynegy, Inc., Class A*	97,954
9,807	Edison International	516,927
5,938	Entergy Corp.	615,296
20,246	Exelon Corp.	1,430,785
9,175	FirstEnergy Corp.	563,712
12,233	FPL Group, Inc.	719,790
2,278	Integrys Energy Group, Inc.	114,287
1,355	Nicor, Inc.	56,314
8,249	NiSource, Inc.	155,411
10,580	PG&E Corp.	470,810

See accompanying notes to schedules of portfolio investments.

3,016	Pinnacle West Capital Corp.	120,157
11,591	PPL Corp.	559,382
7,651	Progress Energy, Inc.	351,028
7,609	Public Service Enterprise Group, Inc.	646,689
5,189	Questar Corp.	259,294
7,940	Sempra Energy	436,938
22,629	Southern Co.	803,103
6,308	TECO Energy, Inc.	99,919
13,821	TXU Corp.	931,535
12,308	Xcel Energy, Inc.	253,668
		13,463,796
	Total Common Stock (Cost $378,357,697)	394,099,119

Principal Amount
	Repurchase Agreements — 13.9%
$9,274,750	Credit Suisse First Boston Corp.,
	5.25%, dated 08/31/07,
	due 09/04/07, total to be
	received $9,280,086 **	9,274,750

54,813,876	UBS Warburg LLC,
	5.25%, dated 08/31/07,
	due 09/04/07, total to be
	received $54,845,413 ***	54,813,876

	Total Repurchase Agreements
	(Cost $64,088,626)	64,088,626

	Total Investments
	(Cost $442,446,323) — 99.0%	458,187,745
	Other assets less liabilities — 1.0%	4,688,757
	Net Assets — 100.0%	$462,876,502

(a)	All or a portion of each security is held in a segregated account for the benefit of swap counterparties in the event of default.
*	Non-income producing security.
**

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Bank, 0% to 5.50%, due 9/14/07 to 7/15/36; Federal Home Loan Mortgage Corp., 0% due 11/29/19, which had a total value of $9,460,287. The investment in the repurchase agreement was through participation in a pooled account.

***

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Bank, 0% to 6.05%, due 9/5/07 to 12/28/18; Federal Home Loan Mortgage Corp., 0% to 6.03%, due 9/15/07 to 4/16/37; Federal National Mortgage Association, 0% to 6.07%, due 9/4/07 to 4/18/36, which had a total value of $55,910,200. The investment in the repurchase agreement was through participation in a pooled account.

REIT	Real Estate Investment Trust

As of August 31, 2007, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$19,829,356
Aggregate gross unrealized depreciation	(6,901,456)
Net unrealized appreciation	$12,927,900

Federal income tax cost of investments	$445,259,845

Futures Contracts Purchased

Ultra S&P500® had the following open long futures contracts as of August 31, 2007:

	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation
E-Mini S&P 500 Futures Contracts	595	September - 07	$43,844,063	$1,153,053

Cash collateral in the amount of $2,720,333 was pledged to cover margin requirements for open futures contracts as of August 31, 2007.

Swap Agreements

Ultra S&P 500® had the following open swap agreement as of August 31, 2007:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement based on the S&P 500® Index, expiring 09/27/07	$113,893,516	$550,498

Equity Index Swap Agreement based on the S&P 500® Index, expiring 09/27/07	263,148,084	1,232,240

Equity Index Swap Agreement based on the S&P 500® Index, expiring 09/27/07	108,488,987	(2,737)
		$1,780,001

See accompanying notes to schedules of portfolio investments.

Ultra MidCap400

Schedule of Portfolio Investments

August 31, 2007 (Unaudited)

Shares		Value
	Common Stocks (a) — 85.0%
	Consumer Discretionary — 11.7%
3,788	99 Cents Only Stores*	$46,782
8,600	Advance Auto Parts, Inc.	305,816
6,263	Aeropostale, Inc.*	129,644
15,915	American Eagle Outfitters, Inc.	411,084
4,595	American Greetings Corp., Class A	113,680
5,230	AnnTaylor Stores Corp.*	163,908
6,039	Applebee’s International, Inc.	149,828
5,774	ArvinMeritor, Inc.	100,756
4,155	Barnes & Noble, Inc.	149,871
3,161	Beazer Homes USA, Inc.	33,412
7,106	Belo Corp., Class A	122,507
2,032	Blyth, Inc.	45,436
2,888	Bob Evans Farms, Inc.	96,373
4,800	Borders Group, Inc.	72,000
4,687	BorgWarner, Inc.	396,051
3,464	Boyd Gaming Corp.	141,504
9,176	Brinker International, Inc.	264,636
4,959	Callaway Golf Co.	80,931
7,676	Career Education Corp.*	227,977
17,373	Carmax, Inc.*	393,672
2,962	Catalina Marketing Corp.*	92,474
1,972	CBRL Group, Inc.	73,792
10,396	Charming Shoppes, Inc.*	93,980
5,815	Cheesecake Factory (The)*	144,968
14,221	Chico’s FAS, Inc.*	227,252
4,889	Coldwater Creek, Inc.*	60,819
5,334	Collective Brands, Inc.*	126,042
7,003	Corinthian Colleges, Inc.*	98,462
4,814	DeVry, Inc.	166,227
3,192	Dick’s Sporting Goods, Inc.*	207,161
8,293	Dollar Tree Stores, Inc.*	360,331
2,261	Entercom Communications Corp., Class A	48,159
12,504	Foot Locker, Inc.	208,942
3,904	Furniture Brands International, Inc.	44,428
12,333	GameStop Corp., Class A*	618,377
11,532	Gentex Corp.	231,101
7,797	Hanesbrands, Inc.*	233,598
3,812	Harte-Hanks, Inc.	92,174
2,955	Hovnanian Enterprises, Inc., Class A*	35,076
2,877	International Speedway Corp., Class A	135,449
2,589	ITT Educational Services, Inc.*	284,272
3,576	John Wiley & Sons, Inc., Class A	148,297
6,194	Lear Corp.*	181,051
3,718	Lee Enterprises, Inc.	64,582
2,593	Life Time Fitness, Inc.*	144,093
2,556	Matthews International Corp., Class A	110,266
2,847	MDC Holdings, Inc.	126,663
1,830	Media General, Inc., Class A	51,094
2,657	Modine Manufacturing Co.	74,529
4,349	Mohawk Industries, Inc.*	379,711
4,886	NetFlix, Inc.*	85,603
383	NVR, Inc.*	214,288
9,223	O’Reilly Automotive, Inc.*	327,785
5,693	Pacific Sunwear of California, Inc.*	79,759
10,991	PetSmart, Inc.	381,388
4,491	Phillips-Van Heusen	261,511
3,582	Regis Corp.	118,242
5,686	Rent-A-Center, Inc.*	109,285
11,299	Ross Stores, Inc.	314,451
4,393	Ruby Tuesday, Inc.	97,305
3,400	Ryland Group, Inc.	97,376
11,507	Saks, Inc.	186,068
1,881	Scholastic Corp.*	64,104
5,457	Scientific Games Corp.*	190,395
4,642	Sotheby’s	200,906
1,160	Strayer Education, Inc.	185,113
2,839	Thor Industries, Inc.	124,888

See accompanying notes to schedules of portfolio investments.

4,061	Timberland Co., Class A*	81,585
10,260	Toll Brothers, Inc.*	219,154
4,969	Tupperware Brands Corp.	152,995
9,107	Urban Outfitters, Inc.*	208,550
3,870	Valassis Communications, Inc.*	35,294
3,746	Warnaco Group, Inc. (The)*	130,735
455	Washington Post Co. (The), Class B	348,371
8,941	Williams-Sonoma, Inc.	298,004
		12,822,393
	Consumer Staples — 2.5%
6,575	Alberto-Culver Co.	152,343
5,196	BJ’s Wholesale Club, Inc.*	181,860
5,320	Church & Dwight Co., Inc.	239,028
4,567	Energizer Holdings, Inc.*	483,782
4,877	Hansen Natural Corp.*	219,026
5,897	Hormel Foods Corp.	210,110
4,579	JM Smucker Co. (The)	251,891
1,895	Lancaster Colony Corp.	77,070
4,577	NBTY, Inc.*	167,976
4,873	PepsiAmericas, Inc.	144,241
2,914	Ruddick Corp.	94,938
9,629	Smithfield Foods, Inc.*	315,157
2,194	Tootsie Roll Industries, Inc.	59,457
2,211	Universal Corp.	108,626
		2,705,505
	Energy — 7.8%
11,525	Arch Coal, Inc.	339,872
2,687	Bill Barrett Corp.*	94,690
8,906	Cameron International Corp.*	728,244
6,731	Cimarex Energy Co.	241,037
9,785	Denbury Resources, Inc.*	389,247
4,297	Encore Acquisition Co.*	119,414
5,171	Exterran Holdings, Inc.*	400,752
5,249	FMC Technologies, Inc.*	497,080
6,117	Forest Oil Corp.*	236,422
8,909	Frontier Oil Corp.	365,536
10,303	Grant Prideco, Inc.*	569,756
8,348	Helmerich & Payne, Inc.	262,878
10,505	Newfield Exploration Co.*	456,862
13,810	Noble Energy, Inc.	829,567
2,015	Overseas Shipholding Group, Inc.	143,871
12,671	Patterson-UTI Energy, Inc.	272,046
9,974	Pioneer Natural Resources Co.	409,433
5,796	Plains Exploration & Production Co.*	217,524
4,723	Pogo Producing Co.	235,253
13,410	Pride International, Inc.*	471,630
4,488	Quicksilver Resources, Inc.*	179,296
13,604	Southwestern Energy Co.*	505,933
6,524	Superior Energy Services*	253,262
4,641	Tidewater, Inc.	303,753
		8,523,358
	Financials — 12.7%
6,083	A.G. Edwards, Inc.	508,417
8,048	AMB Property Corp. (REIT)	442,479
5,702	American Financial Group, Inc.	160,796
9,536	AmeriCredit Corp.*	165,068
7,946	Arthur J. Gallagher & Co.	234,645
10,308	Associated Banc-Corp.	290,789
6,760	Astoria Financial Corp.	176,233
4,011	Bank of Hawaii Corp.	206,206
9,305	Brown & Brown, Inc.	250,491
4,137	Cathay General Bancorp	134,494
3,312	City National Corp.	236,444
12,365	Colonial BancGroup, Inc. (The)	262,385
3,674	Commerce Group, Inc.	117,127
3,529	Cousins Properties, Inc. (REIT)	96,942
4,854	Cullen/Frost Bankers, Inc.	250,369
10,159	Eaton Vance Corp.	390,004
2,979	Equity One, Inc. (REIT)	77,931
5,102	Everest Re Group Ltd.	519,792
17,903	Fidelity National Financial, Inc., Class A	325,656
7,812	First American Corp.	326,776
2,101	First Community Bancorp, Inc.	114,000
8,949	First Niagara Financial Group, Inc.	126,449

See accompanying notes to schedules of portfolio investments.

6,507	FirstMerit Corp.	125,715
4,133	Greater Bay Bancorp	116,344
4,159	Hanover Insurance Group, Inc. (The)	177,922
9,057	HCC Insurance Holdings, Inc.	250,064
4,598	Highwoods Properties, Inc. (REIT)	164,103
3,492	Horace Mann Educators Corp.	67,535
7,583	Hospitality Properties Trust (REIT)	299,225
5,841	IndyMac Bancorp, Inc.	141,352
8,622	Jefferies Group, Inc.	222,620
7,436	Liberty Property Trust (REIT)	290,450
5,794	Macerich Co. (The) (REIT)	470,589
5,493	Mack-Cali Realty Corp. (REIT)	229,388
2,871	Mercury General Corp.	151,244
7,210	Nationwide Health Properties, Inc. (REIT)	200,078
22,291	New York Community Bancorp, Inc.	394,328
6,424	Nuveen Investments, Inc., Class A	399,444
18,686	Old Republic International Corp.	339,898
7,020	PMI Group, Inc. (The)	222,394
3,152	Potlatch Corp. (REIT)	141,966
5,649	Protective Life Corp.	236,128
6,481	Radian Group, Inc.	114,325
7,512	Raymond James Financial, Inc.	246,318
6,258	Rayonier, Inc. (REIT)	267,467
5,616	Regency Centers Corp. (REIT)	390,144
10,251	SEI Investments Co.	260,068
4,330	Stancorp Financial Group, Inc.	203,943
2,786	SVB Financial Group*	138,631
9,063	TCF Financial Corp.	229,022
10,980	UDR, Inc. (REIT)	275,708
3,217	Unitrin, Inc.	146,245
6,786	Waddell & Reed Financial, Inc.	168,564
7,062	Washington Federal, Inc.	187,425
4,568	Webster Financial Corp.	193,957
6,150	Weingarten Realty Investors (REIT)	247,292
2,425	Westamerica Bancorporation	117,734
5,551	Wilmington Trust Corp.	222,595
13,808	WR Berkley Corp.	412,721
		13,876,439
	Health Care — 10.1%
4,849	Advanced Medical Optics, Inc.*	139,360
5,543	Affymetrix, Inc.*	125,604
3,525	Apria Healthcare Group, Inc.*	93,871
5,002	Beckman Coulter, Inc.	359,894
5,350	Cephalon, Inc.*	401,518
5,287	Cerner Corp.*	301,570
5,439	Charles River Laboratories International, Inc.*	285,439
7,607	Community Health Systems, Inc.*	264,191
5,139	Covance, Inc.*	376,792
9,312	Cytyc Corp.*	397,995
12,275	Dentsply International, Inc.	483,390
4,662	Edwards Lifesciences Corp.*	225,175
10,808	Endo Pharmaceuticals Holdings, Inc.*	344,559
4,239	Gen-Probe, Inc.*	271,381
19,588	Health Management Associates, Inc., Class A	133,394
9,078	Health Net, Inc.*	497,384
7,181	Henry Schein, Inc.*	417,862
4,984	Hillenbrand Industries, Inc.	286,829
3,030	Intuitive Surgical, Inc.*	670,478
3,778	Invitrogen Corp.*	294,306
2,555	Kindred Healthcare, Inc.*	50,640
3,683	Kyphon, Inc.*	246,282
4,670	LifePoint Hospitals, Inc.*	131,227
6,781	Lincare Holdings, Inc.*	244,048
4,514	Medicis Pharmaceutical Corp., Class A	137,858
25,956	Millennium Pharmaceuticals, Inc.*	263,453
9,827	Omnicare, Inc.	320,655
2,835	Par Pharmaceutical Cos., Inc.*	63,476
9,421	PDL BioPharma, Inc.*	183,804
6,140	Perrigo Co.	127,159
8,402	Pharmaceutical Product Development, Inc.	294,322
4,392	Psychiatric Solutions, Inc.*	161,889
6,288	Resmed, Inc.*	255,670
8,598	Sepracor, Inc.*	250,804
5,244	STERIS Corp.	147,199

See accompanying notes to schedules of portfolio investments.

3,190	Techne Corp.*	201,002
4,350	Universal Health Services, Inc., Class B	229,680
7,650	Valeant Pharmaceuticals International*	120,641
2,472	Varian, Inc.*	148,369
6,796	VCA Antech, Inc.*	277,888
2,679	Ventana Medical Systems, Inc.*	219,115
10,588	Vertex Pharmaceuticals, Inc.*	412,509
2,704	WellCare Health Plans, Inc.*	266,885
		11,125,567
	Industrials — 13.5%
7,391	AGCO Corp.*	319,291
7,392	Airtran Holdings, Inc.*	77,690
3,264	Alaska Air Group, Inc.*	81,012
3,471	Alexander & Baldwin, Inc.	180,180
2,666	Alliant Techsystems, Inc.*	280,756
8,630	Ametek, Inc.	345,114
8,187	Avis Budget Group, Inc.*	190,020
3,925	Brink’s Co. (The)	225,138
5,012	Carlisle Cos., Inc.	246,741
6,149	ChoicePoint, Inc.*	241,902
3,689	Con-way, Inc.	178,843
5,750	Copart, Inc.*	168,705
2,926	Corporate Executive Board Co.	199,056
4,058	Crane Co.	181,758
4,167	Deluxe Corp.	158,429
5,581	Donaldson Co., Inc.	213,083
3,280	DRS Technologies, Inc.	172,134
4,800	Dun & Bradstreet Corp.	468,240
17,227	Expeditors International Washington, Inc.	760,917
10,136	Fastenal Co.	462,303
3,854	Federal Signal Corp.	58,966
4,610	Flowserve Corp.	329,200
4,131	GATX Corp.	180,112
5,373	Graco, Inc.	217,123
2,747	Granite Construction, Inc.	149,547
6,803	Harsco Corp.	378,587
5,135	Herman Miller, Inc.	149,018
3,872	HNI Corp.	158,133
4,817	Hubbell, Inc., Class B	260,985
6,555	IDEX Corp.	252,171
9,563	Jacobs Engineering Group, Inc.*	632,019
8,214	JB Hunt Transport Services, Inc.	236,317
14,435	JetBlue Airways Corp.*	137,421
8,776	Joy Global, Inc.	380,791
13,549	KBR, Inc.*	444,949
1,747	Kelly Services, Inc., Class A	39,692
3,140	Kennametal, Inc.	253,272
3,899	Korn/Ferry International*	86,597
3,443	Lincoln Electric Holdings, Inc.	247,689
6,830	Manpower, Inc.	479,876
2,408	Mine Safety Appliances Co.	115,391
4,310	MSC Industrial Direct Co.	223,258
3,493	Navigant Consulting, Inc.*	61,651
2,726	Nordson Corp.	136,872
5,986	Oshkosh Truck Corp.	346,530
8,070	Pentair, Inc.	299,639
9,661	Quanta Services, Inc.*	273,116
13,613	Republic Services, Inc.	423,228
2,388	Rollins, Inc.	63,425
7,131	Roper Industries, Inc.	451,321
561	Sequa Corp., Class A*	92,088
4,601	SPX Corp.	414,320
7,087	Stericycle, Inc.*	353,641
3,164	Teleflex, Inc.	246,064
4,087	Thomas & Betts Corp.*	226,379
7,612	Timken Co.	270,683
6,485	Trinity Industries, Inc.	243,641
5,380	United Rentals, Inc.*	175,388
3,930	Werner Enterprises, Inc.	73,137
4,643	YRC Worldwide, Inc.*	143,051
		14,856,600
	Information Technology — 13.8%
32,229	3Com Corp.*	120,859
3,007	ACI Worldwide, Inc.*	78,122

See accompanying notes to schedules of portfolio investments.

20,377	Activision, Inc.*	397,148
5,578	Acxiom Corp.	136,661
9,489	ADC Telecommunications, Inc.*	173,649
4,968	Adtran, Inc.	132,795
1,494	Advent Software, Inc.*	59,865
5,339	Alliance Data Systems Corp.*	418,844
14,461	Amphenol Corp., Class A	522,187
12,590	Andrew Corp.*	177,267
9,935	Arrow Electronics, Inc.*	416,873
34,625	Atmel Corp.*	183,512
10,509	Avnet, Inc.*	413,109
4,076	Avocent Corp.*	120,323
11,250	Broadridge Financial Solutions, Inc.	204,412
22,494	Cadence Design Systems, Inc.*	488,570
4,932	CDW Corp.*	424,497
11,592	Ceridian Corp.*	397,026
7,106	Checkfree Corp.*	328,510
4,952	CommScope, Inc.*	280,283
6,811	Cree, Inc.*	181,173
3,506	CSG Systems International, Inc.*	81,059
12,223	Cypress Semiconductor Corp.*	306,064
5,314	Diebold, Inc.	233,125
3,275	Digital River, Inc.*	151,829
4,381	DST Systems, Inc.*	334,971
3,289	Dycom Industries, Inc.*	97,124
6,745	F5 Networks, Inc.*	235,873
4,633	Fair Isaac Corp.	171,375
10,005	Fairchild Semiconductor International, Inc.*	187,694
4,209	Gartner, Inc.*	93,061
5,532	Global Payments, Inc.	218,403
10,855	Harris Corp.	660,310
3,328	Imation Corp.	96,811
11,565	Ingram Micro, Inc.*	227,137
15,992	Integrated Device Technology, Inc.*	250,115
5,865	International Rectifier Corp.*	201,815
10,927	Intersil Corp., Class A	364,088
6,236	Jack Henry & Associates, Inc.	163,633
6,763	Kemet Corp.*	46,665
10,922	Lam Research Corp.*	585,747
9,279	Lattice Semiconductor Corp.*	46,302
4,291	Macrovision Corp.*	101,825
12,894	McAfee, Inc.*	460,960
6,902	Mentor Graphics Corp.*	96,352
4,580	Micrel, Inc.	50,151
17,469	Microchip Technology, Inc.	672,906
6,742	MoneyGram International, Inc.	143,402
8,287	MPS Group, Inc.*	114,029
4,611	National Instruments Corp.	145,569
8,363	Palm, Inc.*	125,529
9,286	Parametric Technology Corp.*	163,526
3,871	Plantronics, Inc.	109,936
7,406	Polycom, Inc.*	224,476
10,527	Powerwave Technologies, Inc.*	72,110
15,592	RF Micro Devices, Inc.*	92,772
5,081	Semtech Corp.*	90,645
4,426	Silicon Laboratories, Inc.*	163,408
3,366	SRA International, Inc., Class A*	94,955
7,380	Sybase, Inc.*	170,109
11,589	Synopsys, Inc.*	316,611
4,443	Tech Data Corp.*	173,232
11,244	TriQuint Semiconductor, Inc.*	49,586
8,592	Utstarcom, Inc.*	26,120
8,072	Valueclick, Inc.*	161,763
14,942	Vishay Intertechnology, Inc.*	197,683
17,938	Western Digital Corp.*	419,032
6,076	Wind River Systems, Inc.*	64,102
5,577	Zebra Technologies Corp.*	202,445
		15,112,120
	Materials — 5.9%
6,350	Airgas, Inc.	293,497
6,429	Albemarle Corp.	260,181
4,540	Bowater, Inc.	76,453
5,468	Cabot Corp.	220,579
2,066	Carpenter Technology Corp.	241,391

See accompanying notes to schedules of portfolio investments.

19,500	Chemtura Corp.	179,595
3,315	Cleveland-Cliffs, Inc.	252,835
9,557	Commercial Metals Co.	276,102
3,407	Cytec Industries, Inc.	226,225
3,488	Ferro Corp.	68,260
3,994	Florida Rock Industries, Inc.	249,665
3,099	FMC Corp.	278,910
8,436	Louisiana-Pacific Corp.	158,006
5,595	Lubrizol Corp.	355,730
17,377	Lyondell Chemical Co.	805,598
3,441	Martin Marietta Materials, Inc.	464,535
1,545	Minerals Technologies, Inc.	101,831
5,963	Olin Corp.	127,847
6,634	Packaging Corp. of America	172,816
5,239	Reliance Steel & Aluminum Co.	277,510
9,770	RPM International, Inc.	221,193
3,550	Scotts Miracle-Gro Co. (The), Class A	160,673
3,797	Sensient Technologies Corp.	102,861
8,085	Sonoco Products Co.	291,222
6,877	Steel Dynamics, Inc.	298,324
8,105	Valspar Corp.	218,592
5,600	Worthington Industries, Inc.	118,496
		6,498,927
	Telecommunication Services — 0.7%
20,014	Cincinnati Bell, Inc.*	97,668
5,185	NeuStar, Inc., Class A*	163,950
8,410	Telephone & Data Systems, Inc.	544,548
		806,166
	Utilities — 6.3%
6,285	AGL Resources, Inc.	249,577
9,394	Alliant Energy Corp.	355,845
10,713	Aqua America, Inc.	256,684
30,286	Aquila, Inc.*	120,538
3,044	Black Hills Corp.	125,382
9,132	DPL, Inc.	240,628
12,776	Energy East Corp.	340,991
9,832	Equitable Resources, Inc.	483,636
6,941	Great Plains Energy, Inc.	196,708
6,571	Hawaiian Electric Industries, Inc.	137,794
3,524	Idacorp, Inc.	114,424
14,701	MDU Resources Group, Inc.	397,662
6,744	National Fuel Gas Co.	299,029
12,466	Northeast Utilities	344,685
8,635	NSTAR	282,969
7,420	OGE Energy Corp.	250,202
8,395	Oneok, Inc.	393,306
15,556	Pepco Holdings, Inc.	433,701
6,195	PNM Resources, Inc.	143,228
9,430	Puget Energy, Inc.	220,002
9,426	SCANA Corp.	361,770
17,881	Sierra Pacific Resources	273,937
6,182	Vectren Corp.	168,769
7,074	Westar Energy, Inc.	171,828
3,977	WGL Holdings, Inc.	130,804
9,456	Wisconsin Energy Corp.	418,995
		6,913,094
	Total Common Stock (Cost $88,133,360)	93,240,169

Principal Amount
	Repurchase Agreements — 13.4%
$2,120,769	Credit Suisse First Boston Corp.,
	5.25%, dated 08/31/07,
	due 09/04/07, total to be
	received $2,121,989 **	2,120,769

12,533,769	UBS Warburg LLC,
	5.25%, dated 08/31/07,
	due 09/04/07, total to be
	received $12,540,980 ***	12,533,769

	Total Repurchase Agreements
	(Cost $14,654,538)	14,654,538

See accompanying notes to schedules of portfolio investments.

Total Investments
(Cost $102,787,898) — 98.4%	107,894,707
Other assets less liabilities — 1.6%	1,708,624
Net Assets — 100.0%	$109,603,331

(a)	All or a portion of each security is held in a segregated account for the benefit of swap counterparties in the event of default.
*	Non-income producing security.
**

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Bank, 0% to 5.50%, due 9/14/07 to 7/15/36; Federal Home Loan Mortgage Corp., 0% due 11/29/19, which had a total value of $2,163,194. The investment in the repurchase agreement was through participation in a pooled account.

***

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Bank, 0% to 6.05%, due 9/5/07 to 12/28/18; Federal Home Loan Mortgage Corp., 0% to 6.03%, due 9/15/07 to 4/16/37; Federal National Mortgage Association, 0% to 6.07%, due 9/4/07 to 4/18/36, which had a total value of $12,784,455. The investment in the repurchase agreement was through participation in a pooled account.

REIT	Real Estate Investment Trust

As of August 31, 2007, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$7,534,373
Aggregate gross unrealized depreciation	(4,341,154)
Net unrealized appreciation	$3,193,219

Federal income tax cost of investments	$104,701,488

Futures Contracts Purchased

Ultra MidCap400 had the following open long futures contracts as of August 31, 2007:

	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation
E-Mini S&P MidCap400 Futures Contracts	126	September-07	$10,890,180	$297,024

Cash collateral in the amount of $616,700 was pledged to cover margin requirements for open futures contracts as of August 31, 2007.

Swap Agreements

Ultra MidCap400 had the following open swap agreements as of August 31, 2007:

			Notional Amount at Value	Unrealized Appreciation
Equity Index Swap Agreement based on the S&P MidCap400 Index, expiring 09/27/07			$60,278,819	$717,365

Equity Index Swap Agreement based on the S&P MidCap400 Index, expiring 09/27/07			43,683,042	374,315

Equity Index Swap Agreement based on the S&P MidCap400 Index, expiring 09/27/07			9,852,648	84,558
				$1,176,238

See accompanying notes to schedules of portfolio investments.

Ultra SmallCap600

Schedule of Portfolio Investments

August 31, 2007 (Unaudited)

Shares		Value
	Common Stocks (a) — 88.3%
	Consumer Discretionary — 13.1%
221	4Kids Entertainment, Inc.*	$3,317
817	Aaron Rents, Inc.	20,907
502	Arbitron, Inc.	25,015
200	Arctic Cat, Inc.	3,382
243	Ashworth, Inc.*	1,638
311	Audiovox Corp.*	3,250
198	Bassett Furniture Industries, Inc.	2,285
381	Big 5 Sporting Goods Corp.	7,925
230	Blue Nile, Inc.*	19,417
438	Bright Horizons Family Solutions, Inc.*	17,375
740	Brown Shoe Co., Inc.	16,902
492	Building Materials Holding Corp.	7,282
487	California Pizza Kitchen, Inc.*	9,959
529	Cato Corp. (The), Class A	11,675
545	CEC Entertainment, Inc.*	16,731
1,286	Champion Enterprises, Inc.*	14,853
425	Charlotte Russe Holding, Inc.*	7,425
391	Childrens Place Retail Stores, Inc. (The)*	11,245
608	Christopher & Banks Corp.	7,345
1,098	CKE Restaurants, Inc.	18,611
263	Coachmen Industries, Inc.	1,736
466	Coinstar, Inc.*	15,229
370	Cost Plus, Inc.*	1,480
88	CPI Corp.	3,939
1,125	CROCS, Inc.*	66,420
183	Deckers Outdoor Corp.*	17,237
776	Dress Barn, Inc.*	13,580
314	Drew Industries, Inc.*	12,331
524	Ethan Allen Interiors, Inc.	17,606
702	Finish Line, Class A	3,959
1,073	Fleetwood Enterprises, Inc.*	10,000
758	Fossil, Inc.*	25,401
671	Fred’s, Inc.	6,978
377	Genesco, Inc.*	17,301
406	Group 1 Automotive, Inc.	14,234
495	Guitar Center, Inc.*	28,012
526	Gymboree Corp.*	21,087
381	Haverty Furniture Cos., Inc.	4,084
531	Hibbett Sports, Inc.*	13,243
741	HOT Topic, Inc.*	6,202
945	Iconix Brand Group, Inc.*	19,590
257	Ihop Corp.	16,158
525	Jack in the Box, Inc.*	32,665
470	Jakks Pacific, Inc.*	10,561
409	Jo-Ann Stores, Inc.*	9,203
301	JOS. A. Bank Clothiers, Inc.*	9,075
433	Kellwood Co.	8,530
274	Keystone Automotive Industries, Inc.*	12,864
445	K-Swiss, Inc., Class A	10,733
284	Landry’s Restaurants, Inc.	8,142
861	La-Z-Boy, Inc.	8,300
240	Libbey, Inc.	4,344
266	Lithia Motors, Inc., Class A	4,764
1,098	Live Nation, Inc.*	22,729
761	LKQ Corp.*	23,576
203	M/I Homes, Inc.	3,701
323	Maidenform Brands, Inc.*	5,504
358	Marcus Corp.	7,561
313	MarineMax, Inc.*	5,740

See accompanying notes to schedules of portfolio investments.

886	Men’s Wearhouse, Inc.	44,902
369	Meritage Homes Corp.*	6,686
193	Midas, Inc.*	3,914
451	Monaco Coach Corp.	6,039
176	Monarch Casino & Resort, Inc.*	4,993
343	Movado Group, Inc.	10,119
468	Multimedia Games, Inc.*	4,540
79	National Presto Industries, Inc.	4,358
529	Nautilus, Inc.	5,036
397	O’Charleys, Inc.	6,463
257	Oxford Industries, Inc.	9,309
534	Panera Bread Co., Class A*	23,357
376	Papa John’s International, Inc.*	9,535
226	Peet’s Coffee & Tea, Inc.*	5,709
911	PEP Boys-Manny Moe & Jack	14,931
407	PetMed Express, Inc.*	6,101
432	PF Chang’s China Bistro, Inc.*	14,571
1,000	Pinnacle Entertainment, Inc.*	27,820
599	Polaris Industries, Inc.	28,602
825	Pool Corp.	26,936
148	Pre-Paid Legal Services, Inc.*	8,168
2,049	Quiksilver, Inc.*	27,436
1,290	Radio One, Inc., Class D*	5,044
515	Rare Hospitality International, Inc.*	19,452
355	RC2 Corp.*	10,842
281	Red Robin Gourmet Burgers, Inc.*	10,810
195	Russ Berrie & Co., Inc.*	2,917
291	Ruth’s Chris Steak House*	4,836
838	Select Comfort Corp.*	14,372
591	Shuffle Master, Inc.*	8,765
457	Skechers U.S.A., Inc., Class A*	9,062
114	Skyline Corp.	3,412
512	Sonic Automotive, Inc., Class A	13,619
1,060	Sonic Corp.*	23,129
722	Stage Stores, Inc.	12,512
308	Stamps.com, Inc.*	3,739
202	Standard Motor Products, Inc.	1,978
1,085	Standard-Pacific Corp.	10,883
477	Steak N Shake Co. (The)*	7,518
452	Stein Mart, Inc.	3,969
307	Sturm Ruger & Co., Inc.*	5,600
384	Superior Industries International, Inc.	7,634
894	Texas Roadhouse, Inc., Class A*	11,452
572	Tractor Supply Co.*	27,548
1,086	Triarc Cos., Inc., Class B	16,681
500	Tuesday Morning Corp.	5,275
535	Tween Brands, Inc.*	15,782
238	Unifirst Corp.	9,848
242	Universal Electronics, Inc.*	7,018
387	Universal Technical Institute, Inc.*	6,974
244	Volcom, Inc.*	9,523
530	Winnebago Industries	14,135
605	WMS Industries, Inc.*	17,811
931	Wolverine World Wide, Inc.	24,476
821	Zale Corp.*	18,448
295	Zumiez, Inc.*	14,316
		1,429,243
	Consumer Staples — 3.5%
1,471	Alliance One International, Inc.*	11,327
846	Casey’s General Stores, Inc.	23,993
1,197	Central Garden and Pet Co., Class A*	15,082
318	Chattem, Inc.*	19,624
1,247	Corn Products International, Inc.	56,364
1,299	Flowers Foods, Inc.	26,811
327	Great Atlantic & Pacific Tea Co.*	10,255
665	Hain Celestial Group, Inc.*	19,458
230	J&J Snack Foods Corp.	8,636
519	Lance, Inc.	12,928
485	Longs Drug Stores Corp.	25,574
265	Mannatech, Inc.	2,184

See accompanying notes to schedules of portfolio investments.

224	Nash Finch Co.	8,402
592	Performance Food Group Co.*	16,836
936	Playtex Products, Inc.*	17,035
453	Ralcorp Holdings, Inc.*	27,991
266	Sanderson Farms, Inc.	11,156
363	Spartan Stores, Inc.	9,235
651	Spectrum Brands, Inc.*	3,672
523	TreeHouse Foods, Inc.*	14,079
717	United Natural Foods, Inc.*	19,244
144	USANA Health Sciences, Inc.*	5,484
295	WD-40 Co.	10,257
		375,627
	Energy — 5.7%
459	Atwood Oceanics, Inc.*	34,879
394	Bristow Group, Inc.*	17,080
1,624	Cabot Oil & Gas Corp.	54,144
341	CARBO Ceramics, Inc.	15,959
405	Dril-Quip, Inc.*	19,059
190	Gulf Island Fabrication, Inc.	6,760
1,530	Helix Energy Solutions Group, Inc.*	58,798
389	Hornbeck Offshore Services, Inc.*	14,840
1,183	Input/Output, Inc.*	16,787
252	Lufkin Industries, Inc.	14,331
1,359	Massey Energy Co.	28,199
406	Matrix Service Co.*	7,682
292	NATCO Group, Inc.*	14,582
929	Oceaneering International, Inc.*	62,392
630	Penn Virginia Corp.	25,143
247	Petroleum Development Corp.*	9,887
830	Pioneer Drilling Co.*	10,093
352	SEACOR Holdings, Inc.*	30,906
1,051	St. Mary Land & Exploration Co.	35,051
468	Stone Energy Corp.*	15,421
495	Swift Energy Co.*	18,424
1,216	Tetra Technologies, Inc.*	24,308
776	Unit Corp.*	38,071
509	W-H Energy Services, Inc.*	32,352
478	World Fuel Services Corp.	18,427
		623,575
	Financials — 13.8%
538	Acadia Realty Trust (REIT)	13,434
286	Alabama National Bancorporation	15,089
301	Anchor Bancorp Wisconsin, Inc.	7,928
927	Bank Mutual Corp.	10,994
756	BankAtlantic Bancorp, Inc., Class A	6,267
535	BankUnited Financial Corp., Class A	9,149
621	Boston Private Financial Holdings, Inc.	16,860
1,032	Brookline Bancorp, Inc.	12,910
476	Cascade Bancorp	11,162
498	Cash America International, Inc.	17,958
515	Central Pacific Financial Corp.	16,387
747	Chittenden Corp.	25,981
779	Colonial Properties Trust (REIT)	27,974
504	Community Bank System, Inc.	10,135
556	Corus Bankshares, Inc.	7,428
729	Delphi Financial Group, Inc.	29,379
452	Dime Community Bancshares	6,161
326	Downey Financial Corp.	18,448
1,023	East West Bancorp, Inc.	36,623
398	EastGroup Properties, Inc. (REIT)	16,887
447	Entertainment Properties Trust (REIT)	21,385
434	Essex Property Trust, Inc. (REIT)	51,121
432	Financial Federal Corp.	13,180
1,395	First Bancorp	14,020
472	First Cash Financial Services, Inc.*	10,110
1,054	First Commonwealth Financial Corp.	11,605
535	First Financial Bancorp	7,217
216	First Indiana Corp.	6,679
833	First Midwest Bancorp, Inc.	28,564
518	First Republic Bank	28,257

See accompanying notes to schedules of portfolio investments.

278	FirstFed Financial Corp.*	13,970
651	Flagstar Bancorp, Inc.	8,007
396	Franklin Bank Corp.*	3,639
1,135	Fremont General Corp.	5,108
656	Frontier Financial Corp.	16,125
883	Glacier Bancorp, Inc.	19,391
687	Hanmi Financial Corp.	10,635
612	Hilb Rogal & Hobbs Co.	28,580
337	Independent Bank Corp.	3,946
325	Infinity Property & Casualty Corp.	13,475
1,092	Inland Real Estate Corp. (REIT)	16,904
742	Investment Technology Group, Inc.*	30,029
312	Irwin Financial Corp.	3,323
548	Kilroy Realty Corp. (REIT)	33,499
484	Kite Realty Group Trust (REIT)	8,218
894	LaBranche & Co., Inc.*	5,623
286	LandAmerica Financial Group, Inc.	15,842
1,109	Lexington Realty Trust (REIT)	22,934
349	LTC Properties, Inc. (REIT)	7,880
469	MAF Bancorp, Inc.	25,181
821	Medical Properties Trust, Inc. (REIT)	11,059
426	Mid-America Apartment Communities, Inc. (REIT)	21,125
352	Nara Bancorp, Inc.	5,576
1,118	National Retail Properties, Inc. (REIT)	26,262
266	Parkway Properties, Inc. (REIT)	12,310
962	Philadelphia Consolidated Holding Co.*	38,499
309	Piper Jaffray Cos.*	15,870
268	Portfolio Recovery Associates, Inc.	13,764
361	Presidential Life Corp.	6,245
311	PrivateBancorp, Inc.	10,412
558	ProAssurance Corp.*	29,340
580	Prosperity Bancshares, Inc.	19,587
540	Provident Bankshares Corp.	16,686
268	PS Business Parks, Inc. (REIT)	15,142
454	Rewards Network, Inc.*	1,839
333	RLI Corp.	20,030
242	Safety Insurance Group, Inc.	8,262
169	SCPIE Holdings, Inc.*	3,296
962	Selective Insurance Group	20,298
1,247	Senior Housing Properties Trust (REIT)	25,364
498	Signature Bank*	17,211
1,242	South Financial Group, Inc. (The)	28,504
345	Sovran Self Storage, Inc. (REIT)	15,563
313	Sterling Bancorp	4,626
1,247	Sterling Bancshares, Inc.	14,253
855	Sterling Financial Corp.	21,777
306	Stewart Information Services Corp.	11,340
874	Susquehanna Bancshares, Inc.	17,183
413	SWS Group, Inc.	7,327
524	Tanger Factory Outlet Centers (REIT)	19,949
337	Tower Group, Inc.	8,462
426	TradeStation Group, Inc.*	4,716
204	Triad Guaranty, Inc.*	3,413
1,258	Trustco Bank Corp./NY	14,064
1,673	UCBH Holdings, Inc.	27,805
1,061	Umpqua Holdings Corp.	23,024
647	United Bankshares, Inc.	20,251
686	United Community Banks, Inc.	16,663
352	United Fire & Casualty Co.	13,372
1,132	Whitney Holding Corp.	31,356
260	Wilshire Bancorp, Inc.	2,930
405	Wintrust Financial Corp.	17,472
295	World Acceptance Corp.*	9,148
621	Zenith National Insurance Corp.	26,771
		1,499,747
	Health Care — 10.9%
817	Allscripts Healthcare Solutions, Inc.*	18,472
567	Alpharma, Inc., Class A	12,984
435	Amedisys, Inc.*	16,434
1,207	American Medical Systems Holdings, Inc.*	22,209

See accompanying notes to schedules of portfolio investments.

877	AMERIGROUP Corp.*	27,775
581	AMN Healthcare Services, Inc.*	10,359
501	Amsurg Corp.*	11,819
235	Analogic Corp.	16,229
569	Arqule, Inc.*	4,666
461	Arthrocare Corp.*	25,825
399	Biolase Technology, Inc.*	2,761
277	Bradley Pharmaceuticals, Inc.*	5,418
480	Cambrex Corp.	5,986
731	Centene Corp.*	14,774
424	Chemed Corp.	26,305
474	Conmed Corp.*	13,770
747	Cooper Cos., Inc. (The)	36,424
366	Cross Country Healthcare, Inc.*	6,248
377	CryoLife, Inc.*	3,480
371	Cyberonics, Inc.*	5,598
213	Datascope Corp.	7,106
319	Dionex Corp.*	23,105
395	DJO, Inc.*	19,229
522	Enzo Biochem, Inc.*	9,401
463	Gentiva Health Services, Inc.*	9,603
374	Greatbatch, Inc.*	11,220
443	Haemonetics Corp.*	21,991
500	HealthExtras, Inc.*	14,055
588	Healthways, Inc.*	29,282
903	Hologic, Inc.*	47,994
1,149	Hooper Holmes, Inc.*	2,562
242	ICU Medical, Inc.*	9,150
519	Idexx Laboratories, Inc.*	57,998
1,154	Immucor, Inc.*	38,486
327	Integra LifeSciences Holdings Corp.*	15,882
536	Invacare Corp.	12,419
505	inVentiv Health, Inc.*	20,028
206	Kendle International, Inc.*	8,067
198	Kensey Nash Corp.*	4,718
333	LCA-Vision, Inc.	11,439
540	Martek Biosciences Corp.*	14,591
360	Matria Healthcare, Inc.*	9,166
229	Medcath Corp.*	6,721
566	Mentor Corp.	25,238
546	Meridian Bioscience, Inc.	14,087
459	Merit Medical Systems, Inc.*	5,627
1,337	MGI Pharma, Inc.*	31,513
415	Noven Pharmaceuticals, Inc.*	6,333
566	Odyssey HealthCare, Inc.*	5,535
292	Osteotech, Inc.*	2,123
678	Owens & Minor, Inc.	27,052
304	Palomar Medical Technologies, Inc.*	9,576
458	Parexel International Corp.*	19,699
813	Pediatrix Medical Group, Inc.*	48,495
313	PharmaNet Development Group, Inc.*	9,014
515	PharMerica Corp.*	9,131
705	Phase Forward, Inc.*	12,577
379	PolyMedica Corp.	19,621
288	Possis Medical, Inc.*	3,113
1,129	PSS World Medical, Inc.*	21,541
1,105	Regeneron Pharmaceuticals, Inc.*	21,503
293	RehabCare Group, Inc.*	4,767
336	Res-Care, Inc.*	7,164
1,234	Respironics, Inc.*	58,529
790	Savient Pharmaceuticals, Inc.*	10,412
496	Sciele Pharma, Inc.*	11,448
938	Sierra Health Services, Inc.*	39,396
751	Sunrise Senior Living, Inc.*	26,893
256	SurModics, Inc.*	12,352
589	Symmetry Medical, Inc.*	9,442
557	Theragenics Corp.*	2,312
1,170	Viropharma, Inc.*	11,595
131	Vital Signs, Inc.	6,568
		1,184,405

See accompanying notes to schedules of portfolio investments.

	Industrials — 16.3%
625	AAR Corp.*	19,625
742	ABM Industries, Inc.	17,348
728	Acuity Brands, Inc.	38,249
405	Administaff, Inc.	13,972
491	Albany International Corp.	19,120
160	Angelica Corp.	3,258
382	AO Smith Corp.	18,412
475	Apogee Enterprises, Inc.	11,956
620	Applied Industrial Technologies, Inc.	19,828
203	Applied Signal Technology, Inc.	2,887
421	Arkansas Best Corp.	15,114
319	Astec Industries, Inc.*	16,135
345	ASV, Inc.*	4,899
690	Baldor Electric Co.	28,732
673	Barnes Group, Inc.	21,173
728	Belden, Inc.	35,388
462	Bowne & Co., Inc.	7,831
905	Brady Corp., Class A	35,232
829	Briggs & Stratton Corp.	24,198
429	C&D Technologies, Inc.*	1,819
169	Cascade Corp.	12,440
218	CDI Corp.	6,235
456	Ceradyne, Inc.*	32,960
860	Clarcor, Inc.	33,299
198	Consolidated Graphics, Inc.*	13,123
260	Cubic Corp.	10,278
742	Curtiss-Wright Corp.	33,835
277	EDO Corp.	11,922
1,067	EMCOR Group, Inc.*	33,450
360	EnPro Industries, Inc.*	15,044
429	Esterline Technologies Corp.*	21,660
506	Forward Air Corp.	17,730
613	Frontier Airlines Holdings, Inc.*	3,635
361	G&K Services, Inc., Class A	15,036
886	Gardner Denver, Inc.*	35,360
940	GenCorp, Inc.*	10,754
500	Gibraltar Industries, Inc.	9,990
440	Griffon Corp.*	6,890
698	Healthcare Services Group	14,940
987	Heartland Express, Inc.	15,368
301	Heidrick & Struggles International, Inc.*	14,102
661	HUB Group, Inc., Class A*	22,058
457	Insituform Technologies, Inc.*	7,536
893	Interface, Inc., Class A	16,110
408	Kaman Corp.	13,427
1,287	Kansas City Southern*	39,112
474	Kaydon Corp.	25,027
893	Kirby Corp.*	34,184
968	Knight Transportation, Inc.	17,802
778	Labor Ready, Inc.*	16,245
931	Landstar System, Inc.	40,042
70	Lawson Products	2,556
972	Lennox International, Inc.	34,963
195	Lindsay Corp.	7,903
275	Lydall, Inc.*	2,876
500	Magnetek, Inc.*	2,325
1,045	Manitowoc Co., Inc. (The)	83,067
527	Mesa Air Group, Inc.*	2,972
602	Mobile Mini, Inc.*	14,574
711	Moog, Inc., Class A*	30,267
620	Mueller Industries, Inc.	21,477
336	NCI Building Systems, Inc.*	15,587
468	Old Dominion Freight Line, Inc.*	13,478
589	On Assignment, Inc.*	6,232
535	Regal-Beloit Corp.	27,023
286	Robbins & Myers, Inc.	15,495
312	School Specialty, Inc.*	11,369
1,353	Shaw Group, Inc. (The)*	67,718
616	Simpson Manufacturing Co., Inc.	20,328

See accompanying notes to schedules of portfolio investments.

1,081	Skywest, Inc.	27,166
945	Spherion Corp.*	8,354
207	Standard Register Co. (The)	2,648
209	Standex International Corp.	5,231
586	Teledyne Technologies, Inc.*	29,247
971	Tetra Tech, Inc.*	19,032
675	Toro Co.	39,926
475	Tredegar Corp.	8,303
279	Triumph Group, Inc.	20,426
467	United Stationers, Inc.*	27,562
317	Universal Forest Products, Inc.	11,821
888	URS Corp.*	47,455
289	Valmont Industries, Inc.	25,773
356	Viad Corp.	12,727
327	Vicor Corp.	3,855
217	Volt Information Sciences, Inc.*	3,266
511	Wabash National Corp.	6,689
1,151	Waste Connections, Inc.*	35,013
413	Watsco, Inc.	19,874
717	Watson Wyatt Worldwide, Inc., Class A	33,921
499	Watts Water Technologies, Inc., Class A	17,675
494	Woodward Governor Co.	29,013
		1,769,957
	Information Technology — 16.2%
436	Actel Corp.*	4,905
1,993	Adaptec, Inc.*	7,434
598	Advanced Energy Industries, Inc.*	9,706
517	Agilysys, Inc.	8,820
1,084	AMIS Holdings, Inc.*	11,241
528	Anixter International, Inc.*	40,535
294	Ansoft Corp.*	8,788
1,298	Ansys, Inc.*	43,003
1,827	Arris Group, Inc.*	27,734
578	ATMI, Inc.*	17,432
460	Authorize.Net Holdings, Inc.*	8,372
692	Avid Technology, Inc.*	21,334
1,703	Axcelis Technologies, Inc.*	8,021
193	Bankrate, Inc.*	7,552
199	Bel Fuse, Inc., Class B	6,268
509	Bell Microproducts, Inc.*	3,492
1,217	Benchmark Electronics, Inc.*	30,522
291	Black Box Corp.	11,916
742	Blackbaud, Inc.	18,750
249	Blue Coat Systems, Inc.*	20,769
1,352	Brightpoint, Inc.*	15,751
1,167	Brooks Automation, Inc.*	16,513
399	Cabot Microelectronics Corp.*	16,646
518	CACI International, Inc., Class A*	26,428
460	Captaris, Inc.*	2,466
166	Catapult Communications Corp.*	1,164
830	C-COR, Inc.*	9,553
658	Checkpoint Systems, Inc.*	18,325
905	Ciber, Inc.*	7,177
745	Cognex Corp.	13,745
524	Coherent, Inc.*	15,767
381	Cohu, Inc.	7,540
389	Comtech Telecommunications Corp.*	16,556
488	Concur Technologies, Inc.*	13,069
601	CTS Corp.	7,807
525	Cybersource Corp.*	6,400
534	Cymer, Inc.*	21,168
534	Daktronics, Inc.	14,685
423	Digi International, Inc.*	5,985
507	Diodes, Inc.*	15,367
552	Ditech Networks, Inc.*	2,832
477	DSP Group, Inc.*	8,314
791	eFunds Corp.*	28,697
489	Electro Scientific Industries, Inc.*	11,584
973	Epicor Software Corp.*	12,941
366	EPIQ Systems, Inc.*	5,940

See accompanying notes to schedules of portfolio investments.

820	Exar Corp.*	10,939
631	Factset Research Systems, Inc.	37,816
280	FARO Technologies, Inc.*	11,259
436	FEI Co.*	12,221
1,111	Flir Systems, Inc.*	54,706
387	Gerber Scientific, Inc.*	3,959
409	Gevity HR, Inc.	4,712
1,323	Harmonic, Inc.*	13,190
436	Hutchinson Technology, Inc.*	10,032
1,464	Informatica Corp.*	20,437
552	Infospace, Inc.	7,733
810	Insight Enterprises, Inc.*	19,213
358	Intevac, Inc.*	5,850
503	Itron, Inc.*	42,705
827	j2 Global Communications, Inc.*	28,118
496	JDA Software Group, Inc.*	10,292
236	Keithley Instruments, Inc.	2,360
460	Knot, Inc. (The)*	9,637
516	Komag, Inc.*	16,584
1,137	Kopin Corp.*	4,173
964	Kulicke & Soffa Industries, Inc.*	8,233
377	Littelfuse, Inc.*	12,592
314	LoJack Corp.*	5,979
452	Manhattan Associates, Inc.*	13,054
308	Mantech International Corp., Class A*	11,014
366	MAXIMUS, Inc.	15,657
372	Mercury Computer Systems, Inc.*	4,256
627	Methode Electronics, Inc.	9,054
679	Micros Systems, Inc.*	40,971
1,277	Microsemi Corp.*	32,385
493	MIVA, Inc.*	2,218
624	MKS Instruments, Inc.*	13,753
306	MTS Systems Corp.	12,889
778	Napster, Inc.*	2,357
335	Neoware, Inc.*	5,373
580	Netgear, Inc.*	16,275
424	Network Equipment Technologies, Inc.*	4,520
652	Newport Corp.*	9,004
509	Novatel Wireless, Inc.*	11,626
339	Park Electrochemical Corp.	10,021
376	PC-Tel, Inc.*	2,914
495	Perficient, Inc.*	11,543
436	Pericom Semiconductor Corp.*	5,023
433	Phoenix Technologies Ltd.*	4,733
279	Photon Dynamics, Inc.*	2,321
700	Photronics, Inc.*	8,106
293	Planar Systems, Inc.*	1,849
777	Plexus Corp.*	18,469
687	Progress Software Corp.*	20,967
286	Quality Systems, Inc.	10,539
435	Radiant Systems, Inc.*	6,547
367	Radisys Corp.*	4,011
296	Rogers Corp.*	12,192
419	Rudolph Technologies, Inc.*	5,376
431	Scansource, Inc.*	11,939
1,127	Secure Computing Corp.*	10,120
218	SI International, Inc.*	6,719
2,734	Skyworks Solutions, Inc.*	21,571
436	Sonic Solutions, Inc.*	3,314
308	SPSS, Inc.*	12,551
379	Standard Microsystems Corp.*	13,636
190	Startek, Inc.	1,963
346	Stratasys, Inc.*	8,702
231	Supertex, Inc.*	8,284
496	SYKES Enterprises, Inc.*	8,179
779	Symmetricom, Inc.*	3,887
437	Synaptics, Inc.*	18,922
280	SYNNEX Corp.*	5,578
1,222	Take-Two Interactive Software, Inc.*	19,528
683	Technitrol, Inc.	18,782

See accompanying notes to schedules of portfolio investments.

1,099	THQ, Inc.*	31,640
222	Tollgrade Communications, Inc.*	2,260
2,002	Trimble Navigation Ltd.*	70,691
708	TTM Technologies, Inc.*	8,269
575	Tyler Technologies, Inc.*	8,527
389	Ultratech, Inc.*	5,574
1,118	United Online, Inc.	16,066
1,317	Varian Semiconductor Equipment Associates, Inc.*	73,265
522	Veeco Instruments, Inc.*	9,187
428	Viasat, Inc.*	13,063
754	Websense, Inc.*	15,510
487	X-Rite, Inc.	6,964
		1,755,462
	Materials — 4.4%
265	AM Castle & Co.	7,719
368	AMCOL International Corp.	11,853
1,162	Aptargroup, Inc.	42,216
407	Arch Chemicals, Inc.	17,631
341	Brush Engineered Materials, Inc.*	16,470
636	Buckeye Technologies, Inc.*	9,903
488	Caraustar Industries, Inc.*	1,811
474	Century Aluminum Co.*	23,311
784	Chaparral Steel Co.	67,032
334	Chesapeake Corp.	3,273
172	Deltic Timber Corp.	9,838
576	Georgia Gulf Corp.	8,623
1,015	HB Fuller Co.	27,314
710	Headwaters, Inc.*	11,729
213	Material Sciences Corp.*	2,320
453	Myers Industries, Inc.	9,649
248	Neenah Paper, Inc.	8,603
500	OM Group, Inc.*	24,700
705	Omnova Solutions, Inc.*	4,167
151	Penford Corp.	5,330
1,558	PolyOne Corp.*	12,511
169	Quaker Chemical Corp.	3,718
622	Quanex Corp.	26,939
584	Rock-Tenn Co., Class A	16,930
386	RTI International Metals, Inc.*	26,912
445	Ryerson, Inc.	14,836
406	Schulman (A.), Inc.	8,745
263	Schweitzer-Mauduit International, Inc.	5,994
458	Texas Industries, Inc.	33,764
691	Tronox, Inc., Class B	6,965
748	Wausau Paper Corp.	8,400
		479,206
	Telecommunication Services — 0.1%
755	General Communication, Inc., Class A*	9,551

	Utilities — 4.3%
509	Allete, Inc.	21,434
285	American States Water Co.	11,132
1,488	Atmos Energy Corp.	41,828
883	Avista Corp.	17,280
171	Central Vermont Public Service Corp.	6,173
227	CH Energy Group, Inc.	10,730
966	Cleco Corp.	22,257
767	El Paso Electric Co.*	17,119
1,201	Energen Corp.	64,494
362	Laclede Group, Inc. (The)	11,816
469	New Jersey Resources Corp.	22,972
452	Northwest Natural Gas Co.	21,000
1,238	Piedmont Natural Gas Co.	32,683
493	South Jersey Industries, Inc.	16,718
1,807	Southern Union Co.	53,939
706	Southwest Gas Corp.	20,481
1,780	UGI Corp.	45,479
422	UIL Holdings Corp.	13,078
591	Unisource Energy Corp.	17,505
		468,118
	Total Common Stock (Cost $9,457,941)	9,594,891

See accompanying notes to schedules of portfolio investments.

Principal Amount
	Repurchase Agreements — 12.1%
$190,557	Credit Suisse First Boston Corp.,
	5.25%, dated 08/31/07,
	due 09/04/07, total to be
	received $190,667 **	190,557

1,126,198	UBS Warburg LLC,
	5.25%, dated 08/31/07,
	due 09/04/07, total to be
	received $1,126,846 ***	1,126,198

	Total Repurchase Agreements
	(Cost $1,316,755)	1,316,755

	Total Investments
	(Cost $10,774,696) — 100.4%	10,911,646
	Liabilities in excess of other assets — (0.4)%	(40,939)
	Net Assets — 100.0%	$10,870,707

(a)	All or a portion of each security is held in a segregated account for the benefit of swap counterparties in the event of default.
*	Non-income producing security.
**

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Bank, 0% to 5.50%, due 9/14/07 to 7/15/36; Federal Home Loan Mortgage Corp., 0% due 11/29/19, which had a total value of $194,370. The investment in the repurchase agreement was through participation in a pooled account.

***

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Bank, 0% to 6.05%, due 9/5/07 to 12/28/18; Federal Home Loan Mortgage Corp., 0% to 6.03%, due 9/15/07 to 4/16/37; Federal National Mortgage Association, 0% to 6.07%, due 9/4/07 to 4/18/36, which had a total value of $1,148,723. The investment in the repurchase agreement was through participation in a pooled account.

REIT	Real Estate Investment Trust.

As of August 31, 2007, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$927,239
Aggregate gross unrealized depreciation	(800,824)
Net unrealized appreciation	$126,415

Federal income tax cost of investments	$10,785,231

Swap Agreements

Ultra SmallCap600 had the following open swap agreement as of August 31, 2007:

	Notional Amount at Value	Unrealized Appreciation
Equity Index Swap Agreement based on the S&P SmallCap 600 Index, expiring 09/27/07	$12,144,456	$28,567

See accompanying notes to schedules of portfolio investments.

Ultra Russell2000

Schedule of Portfolio Investments

August 31, 2007 (Unaudited)

Shares		Value
	Common Stocks — 88.4%
	Consumer Discretionary — 13.5%
225	1-800 Contacts, Inc.*	$5,400
726	1-800-FLOWERS.COM, Inc., Class A*	7,717
1,408	99 Cents Only Stores*	17,389
608	A.C. Moore Arts & Crafts, Inc.*	11,364
1,388	Aaron Rents, Inc.	35,519
2,328	Aeropostale, Inc.*	48,190
882	AFC Enterprises*	13,151
656	Aftermarket Technology Corp.*	19,621
472	Ambassadors Group, Inc.	18,299
268	Ambassadors International, Inc.	6,464
1,344	American Axle & Manufacturing Holdings, Inc.	31,342
1,664	American Greetings Corp., Class A	41,167
649	Amerigon, Inc.*	10,254
759	Ameristar Casinos, Inc.	21,943
2,242	Applebee’s International, Inc.	55,624
899	Arbitron, Inc.	44,797
361	Arctic Cat, Inc.	6,105
2,145	ArvinMeritor, Inc.	37,430
770	Asbury Automotive Group, Inc.	16,647
504	Audiovox Corp.*	5,267
172	Avatar Holdings, Inc.*	10,454
1,600	Bally Technologies, Inc.*	53,072
1,174	Beazer Homes USA, Inc.	12,409
762	Bebe Stores, Inc.	10,630
2,543	Belo Corp., Class A	43,841
370	Benihana, Inc., Class A*	6,860
682	Big 5 Sporting Goods Corp.	14,186
511	BJ’s Restaurants, Inc.*	11,574
5,768	Blockbuster, Inc., Class A*	28,609
403	Blue Nile, Inc.*	34,021
637	Bluegreen Corp.*	5,332
764	Blyth, Inc.	17,083
1,075	Bob Evans Farms, Inc.	35,873
308	Bon-Ton Stores, Inc. (The)	8,877
446	Books-A-Million, Inc.	5,941
1,759	Borders Group, Inc.	26,385
786	Bright Horizons Family Solutions, Inc.*	31,181
339	Brookfield Homes Corp.	6,719
1,322	Brown Shoe Co., Inc.	30,194
422	Buckle, Inc. (The)	15,787
460	Buffalo Wild Wings, Inc.*	15,994
471	Build-A-Bear Workshop, Inc.*	7,753
883	Building Materials Holding Corp.	13,068
1,168	Cabela’s, Inc.*	27,600
370	Cache, Inc.*	6,209
873	California Pizza Kitchen, Inc.*	17,853
2,167	Callaway Golf Co.	35,365
323	Capella Education Co.*	16,282
379	Carmike Cinemas, Inc.	6,079
299	Carrols Restaurant Group, Inc.*	3,277
1,755	Carter’s, Inc.*	34,644
1,085	Casual Male Retail Group, Inc.*	10,958
1,093	Catalina Marketing Corp.*	34,123
897	Cato Corp. (The), Class A	19,797
740	CBRL Group, Inc.	27,691
860	CEC Entertainment, Inc.*	26,402
2,306	Champion Enterprises, Inc.*	26,634
761	Charlotte Russe Holding, Inc.*	13,295
3,717	Charming Shoppes, Inc.*	33,602
12,274	Charter Communications, Inc., Class A*	34,122
225	Cherokee, Inc.	8,550
676	Childrens Place Retail Stores, Inc. (The)*	19,442
985	Chipotle Mexican Grill, Inc., Class B*	92,482
1,087	Christopher & Banks Corp.	13,131
284	Churchill Downs, Inc.	14,160
841	Cinemark Holdings, Inc.	15,121
5,472	Citadel Broadcasting Corp.	22,271
416	Citi Trends, Inc.*	9,044
1,894	CKE Restaurants, Inc.	32,103
1,137	CKX, Inc.*	13,917
874	Coinmach Service Corp., Class A	11,196
835	Coinstar, Inc.*	27,288
1,961	Collective Brands, Inc.*	46,338
415	Columbia Sportswear Co.	24,867
366	Conn’s, Inc.*	8,052
1,853	Cooper Tire & Rubber Co.	45,287
275	Core-Mark Holding Co., Inc.*	9,278
2,602	Corinthian Colleges, Inc.*	36,584
313	Courier Corp.	11,249
999	Cox Radio, Inc., Class A*	13,766
156	CPI Corp.	6,983
485	Crown Media Holdings, Inc., Class A*	3,264
1,320	CSK Auto Corp.*	17,450
235	CSS Industries, Inc.	9,038

See accompanying notes to schedules of portfolio investments.

853	Cumulus Media, Inc., Class A*	9,127
151	DEB Shops, Inc.	4,029
384	Deckers Outdoor Corp.*	36,169
2,814	Denny’s Corp.*	10,862
1,801	DeVry, Inc.	62,189
448	DG FastChannel, Inc.*	9,023
1,316	Dominos Pizza, Inc.	23,148
470	Dover Downs Gaming & Entertainment, Inc.	4,855
1,413	Dress Barn, Inc.*	24,727
545	Drew Industries, Inc.*	21,402
487	DSW, Inc., Class A*	14,829
915	Eddie Bauer Holdings, Inc.*	7,137
956	Emmis Communications Corp., Class A	6,090
983	Entercom Communications Corp., Class A	20,938
2,077	Entravision Communications Corp., Class A*	18,714
795	Ethan Allen Interiors, Inc.	26,712
1,823	Exide Technologies*	12,123
1,277	Finish Line, Class A	7,202
188	Fisher Communications, Inc.*	9,191
1,924	Fleetwood Enterprises, Inc.*	17,932
1,311	Fossil, Inc.*	43,932
1,203	Fred’s, Inc.	12,511
575	FTD Group, Inc.	10,218
1,452	Furniture Brands International, Inc.	16,524
391	G-lII Apparel Group Ltd.*	6,706
520	Gaiam, Inc., Class A*	10,759
153	Gander Mountain Co.*	1,256
671	GateHouse Media, Inc.	8,736
1,230	Gaylord Entertainment Co.*	63,160
7,521	Gemstar-TV Guide International, Inc.*	45,878
684	Genesco, Inc.*	31,389
260	GenTek, Inc.*	7,995
472	Global Sources Ltd.*	9,100
1,257	Gray Television, Inc.	11,250
922	Great Wolf Resorts, Inc.*	13,185
729	Group 1 Automotive, Inc.	25,559
600	GSI Commerce, Inc.*	13,806
887	Guitar Center, Inc.*	50,195
925	Gymboree Corp.*	37,083
1,584	Harris Interactive, Inc.*	6,827
595	Haverty Furniture Cos., Inc.	6,378
2,854	Hayes Lemmerz International, Inc.*	12,986
193	Heelys, Inc.*	1,781
910	Helen of Troy Ltd.*	20,611
950	Hibbett Sports, Inc.*	23,693
1,184	Home Solutions of America, Inc.*	3,611
357	Hooker Furniture Corp.	6,551
1,329	HOT Topic, Inc.*	11,124
1,124	Hovnanian Enterprises, Inc., Class A*	13,342
1,523	Iconix Brand Group, Inc.*	31,572
524	Ihop Corp.	32,944
1,084	Interactive Data Corp.	29,637
1,571	INVESTools, Inc.*	18,993
461	iRobot Corp.*	10,170
483	Isle of Capri Casinos, Inc.*	8,950
1,170	J. Crew Group, Inc.*	58,278
940	Jack in the Box, Inc.*	58,487
903	Jackson Hewitt Tax Service, Inc.	26,070
845	Jakks Pacific, Inc.*	18,987
1,562	Jamba, Inc.*	10,637
1	Jarden Corp.*	33
749	Jo-Ann Stores, Inc.*	16,852
543	JOS. A. Bank Clothiers, Inc.*	16,371
1,415	Journal Communications, Inc., Class A	14,674
776	K-Swiss, Inc., Class A	18,717
781	Kellwood Co.	15,386
298	Kenneth Cole Productions, Inc., Class A	6,163
491	Keystone Automotive Industries, Inc.*	23,052
790	Kimball International, Inc., Class B	10,610
782	Knology, Inc.*	12,356
1,942	Krispy Kreme Doughnuts, Inc.*	12,895
1,543	La-Z-Boy, Inc.	14,875
535	Lakes Entertainment, Inc.*	5,799
450	Landry’s Restaurants, Inc.	12,901
1,034	Leapfrog Enterprises, Inc.*	7,434
2,303	Lear Corp.*	67,317
1,383	Lee Enterprises, Inc.	24,023
432	Libbey, Inc.	7,819
953	Life Time Fitness, Inc.*	52,958
327	Lifetime Brands, Inc.	6,668
819	Lin TV Corp., Class A*	10,917
141	Lincoln Educational Services Corp.*	1,970
477	Lithia Motors, Inc., Class A	8,543
1,968	Live Nation, Inc.*	40,738
1,364	LKQ Corp.*	42,257
683	Lodgenet Entertainment Corp.*	17,895
563	Lodgian, Inc.*	6,885
362	M/I Homes, Inc.	6,599
1,209	Magna Entertainment Corp., Class A*	2,539
690	Maidenform Brands, Inc.*	11,758
636	Marcus Corp.	13,432

See accompanying notes to schedules of portfolio investments.

356	Marine Products Corp.	3,154
491	MarineMax, Inc.*	9,005
798	Martha Stewart Living Omnimedia, Class A*	10,119
1,628	Marvel Entertainment, Inc.*	36,793
949	Matthews International Corp., Class A	40,940
440	McCormick & Schmick’s Seafood Restaurants, Inc.*	11,660
664	Media General, Inc., Class A	18,539
1,629	Mediacom Communications Corp., Class A*	13,928
1,628	Men’s Wearhouse, Inc.	82,507
788	Meritage Homes Corp.*	14,279
444	Midas, Inc.*	9,004
974	Modine Manufacturing Co.	27,321
899	Monaco Coach Corp.	12,038
361	Monarch Casino & Resort, Inc.*	10,242
377	Monro Muffler, Inc.	14,187
663	Morgans Hotel Group Co.*	12,783
369	Morningstar, Inc.*	23,808
319	Morton’s Restaurant Group, Inc.*	5,653
517	Movado Group, Inc.	15,251
616	MTR Gaming Group, Inc.*	6,166
692	Multimedia Games, Inc.*	6,712
1,262	National CineMedia, Inc.	31,083
134	National Presto Industries, Inc.	7,391
947	Nautilus, Inc.	9,015
1,411	NetFlix, Inc.*	24,721
654	New York & Co., Inc.*	4,316
319	Nexstar Broadcasting Group, Inc., Class A*	3,117
353	Noble International Ltd.	7,028
718	O’Charleys, Inc.	11,689
738	Oakley, Inc.	21,232
494	Overstock.com, Inc.*	10,972
462	Oxford Industries, Inc.	16,734
2,109	Pacific Sunwear of California, Inc.*	29,547
294	Palm Harbor Homes, Inc.*	4,160
646	Papa John’s International, Inc.*	16,383
410	Peet’s Coffee & Tea, Inc.*	10,357
1,197	PEP Boys-Manny Moe & Jack	19,619
341	Perry Ellis International, Inc.*	9,306
642	PetMed Express, Inc.*	9,624
775	PF Chang’s China Bistro, Inc.*	26,141
2,652	Pier 1 Imports, Inc.*	16,389
1,793	Pinnacle Entertainment, Inc.*	49,881
662	Playboy Enterprises, Inc., Class B*	7,315
1,074	Polaris Industries, Inc.	51,283
270	Pre-Paid Legal Services, Inc.*	14,901
878	Premier Exhibitions, Inc.*	13,890
1,138	priceline.com, Inc.*	94,431
1,325	Primedia, Inc.	19,274
3,735	Quiksilver, Inc.*	50,012
2,298	Radio One, Inc., Class D*	8,985
924	Rare Hospitality International, Inc.*	34,899
934	Raser Technologies, Inc.*	13,281
636	RC2 Corp.*	19,423
918	RCN Corp.*	13,210
500	Red Robin Gourmet Burgers, Inc.*	19,235
1,331	Regis Corp.	43,936
2,113	Rent-A-Center, Inc.*	40,612
831	Retail Ventures, Inc.*	9,615
305	Riviera Holdings Corp.*	8,281
1,631	Ruby Tuesday, Inc.	36,127
499	Russ Berrie & Co., Inc.*	7,465
571	Ruth’s Chris Steak House*	9,490
276	Salem Communications Corp., Class A	2,835
2,811	Sally Beauty Holdings, Inc.*	23,950
330	Sauer-Danfoss, Inc.	8,851
923	Scholastic Corp.*	31,456
1,343	Sealy Corp.	20,494
1,406	Select Comfort Corp.*	24,113
284	Shoe Carnival, Inc.*	4,899
1,058	Shuffle Master, Inc.*	15,690
438	Shutterfly, Inc.*	12,246
1,477	Sinclair Broadcast Group, Inc., Class A	18,403
2,119	Six Flags, Inc.*	8,518
612	Skechers U.S.A., Inc., Class A*	12,136
205	Skyline Corp.	6,136
891	Smith & Wesson Holding Corp.*	18,711
931	Sonic Automotive, Inc., Class A	24,765
2,005	Sonic Corp.*	43,749
1,985	Sotheby’s	85,911
1,033	Source Interlink Cos., Inc.*	4,297
1,210	Spanish Broadcasting System, Inc., Class A*	3,436
967	Spartan Motors, Inc.	14,312
418	Speedway Motorsports, Inc.	16,089
1,304	Stage Stores, Inc.	22,598
495	Stamps.com, Inc.*	6,009
473	Standard Motor Products, Inc.	4,631
1,945	Standard-Pacific Corp.	19,508
855	Steak N Shake Co. (The)*	13,475
815	Stein Mart, Inc.	7,156
513	Steiner Leisure Ltd.*	22,192
241	Steinway Musical Instruments	7,705

See accompanying notes to schedules of portfolio investments.

616	Steven Madden Ltd.	15,166
3,061	Stewart Enterprises, Inc., Class A	21,947
426	Stoneridge, Inc.*	4,447
436	Strayer Education, Inc.	69,577
680	Sturm Ruger & Co., Inc.*	12,403
1,960	Sun-Times Media Group, Inc.	5,527
686	Superior Industries International, Inc.	13,638
206	Syms Corp.	3,376
1,723	Syntax-Brillian Corp.*	11,199
319	Systemax, Inc.	5,933
696	Talbots, Inc.	14,811
417	Tarragon Corp.*	392
2,493	Tempur-Pedic International, Inc.	72,048
1,390	Tenneco, Inc.*	44,132
1,582	Texas Roadhouse, Inc., Class A*	20,265
1,418	Timberland Co., Class A*	28,488
2,928	Tivo, Inc.*	16,485
488	Town Sports International Holdings, Inc.*	8,813
1,891	Triarc Cos., Inc., Class B	29,046
419	True Religion Apparel, Inc.*	7,031
934	Trump Entertainment Resorts, Inc.*	6,239
901	Tuesday Morning Corp.	9,506
1,846	Tupperware Brands Corp.	56,838
921	Tween Brands, Inc.*	27,169
744	Under Armour, Inc., Class A*	48,367
430	Unifirst Corp.	17,793
433	Universal Electronics, Inc.*	12,557
707	Universal Technical Institute, Inc.*	12,740
944	Vail Resorts, Inc.*	53,978
1,438	Valassis Communications, Inc.*	13,115
40	Value Line, Inc.	1,954
921	ValueVision Media, Inc., Class A*	7,764
3,894	Visteon Corp.*	20,950
440	Volcom, Inc.*	17,173
1,391	Warnaco Group, Inc. (The)*	48,546
927	WCI Communities, Inc.*	8,640
443	West Marine, Inc.*	6,034
2,132	Westwood One, Inc.	6,161
2,533	Wet Seal, Inc. (The), Class A*	11,474
223	Weyco Group, Inc.	6,570
949	Winnebago Industries	25,310
1,221	WMS Industries, Inc.*	35,946
1,636	Wolverine World Wide, Inc.	43,010
677	World Wrestling Entertainment, Inc., Class A	10,257
1,471	Zale Corp.*	33,053
518	Zumiez, Inc.*	25,139
		6,185,770
	Consumer Staples — 2.7%
108	Alico, Inc.	5,524
2,873	Alliance One International, Inc.*	22,122
195	American Dairy, Inc.*	3,701
1,606	American Oriental Bioengineering, Inc.*	14,936
467	Andersons, Inc. (The)	22,070
34	Arden Group, Inc.	4,633
271	Boston Beer Co., Inc., Class A*	13,214
379	Cal-Maine Foods, Inc.	7,500
1,518	Casey’s General Stores, Inc.	43,050
1,062	Central European Distribution Corp.*	46,579
2,098	Central Garden and Pet Co., Class A*	26,435
510	Chattem, Inc.*	31,472
1,275	Chiquita Brands International, Inc.*	19,890
179	Coca-Cola Bottling Co. Consolidated	10,502
2,429	Darling International, Inc.*	20,525
732	Elizabeth Arden, Inc.*	18,007
202	Farmer Bros. Co.	4,646
2,305	Flowers Foods, Inc.	47,575
853	Fresh Del Monte Produce, Inc.	22,459
590	Great Atlantic & Pacific Tea Co.*	18,502
517	Green Mountain Coffee Roasters, Inc.*	17,614
1,192	Hain Celestial Group, Inc.*	34,878
353	Imperial Sugar Co.	10,149
372	Ingles Markets, Inc., Class A	11,201
258	Inter Parfums, Inc.	5,356
421	J&J Snack Foods Corp.	15,809
777	Jones Soda Co.*	8,392
675	Lancaster Colony Corp.	27,452
931	Lance, Inc.	23,191
990	Longs Drug Stores Corp.	52,203
470	Mannatech, Inc.	3,873
133	Maui Land & Pineapple Co., Inc.*	3,864
297	MGP Ingredients, Inc.	4,295
403	Nash Finch Co.	15,117
307	National Beverage Corp.	3,230
1,511	Nu Skin Enterprises, Inc., Class A	23,511
687	Pantry, Inc. (The)*	22,898
964	Pathmark Stores, Inc.*	12,368
1,061	Performance Food Group Co.*	30,175
1,213	Pilgrim’s Pride Corp.	49,236
1,693	Playtex Products, Inc.*	30,813
1,018	Prestige Brands Holdings, Inc.*	11,167
402	Pricesmart, Inc.	9,632

See accompanying notes to schedules of portfolio investments.

812	Ralcorp Holdings, Inc.*	50,173
655	Reddy Ice Holdings, Inc.	18,949
5,907	Revlon, Inc., Class A*	6,793
1,234	Ruddick Corp.	40,204
508	Sanderson Farms, Inc.	21,306
11	Seaboard Corp.	22,869
651	Spartan Stores, Inc.	16,561
1,175	Spectrum Brands, Inc.*	6,627
130	Synutra International, Inc.*	3,548
105	Tiens Biotech Group USA, Inc.*	343
1,072	Tootsie Roll Industries, Inc.	29,051
1,014	Topps Co., Inc. (The)	9,420
937	TreeHouse Foods, Inc.*	25,224
1,286	United Natural Foods, Inc.*	34,516
812	Universal Corp.	39,894
253	USANA Health Sciences, Inc.*	9,634
889	Vector Group Ltd.	20,429
92	Village Super Market, Class A	4,401
528	WD-40 Co.	18,359
373	Weis Markets, Inc.	16,032
1,028	Winn-Dixie Stores, Inc.*	21,516
		1,245,615
	Energy — 5.1%
754	Allis-Chalmers Energy, Inc.*	15,020
389	Alon USA Energy, Inc.	14,899
1,969	Alpha Natural Resources, Inc.*	38,021
69	APCO Argentina, Inc.	6,505
457	Arena Resources, Inc.*	28,042
399	Arlington Tankers Ltd.	9,879
686	Atlas America, Inc.	34,897
641	ATP Oil & Gas Corp.*	27,595
824	Atwood Oceanics, Inc.*	62,616
904	Aventine Renewable Energy Holdings, Inc.*	12,936
1,227	Basic Energy Services, Inc.*	25,362
1,187	Berry Petroleum Co., Class A	40,453
927	Bill Barrett Corp.*	32,667
547	Bois d’Arc Energy, Inc.*	9,824
1,552	BPZ Energy, Inc.*	9,079
1,370	Brigham Exploration Co.*	6,919
608	Bristow Group, Inc.*	26,357
782	Bronco Drilling Co., Inc.*	11,535
671	Cal Dive International, Inc.*	9,387
623	Callon Petroleum Co.*	7,557
609	CARBO Ceramics, Inc.	28,501
681	Carrizo Oil & Gas, Inc.*	26,743
166	Clayton Williams Energy, Inc.*	4,656
300	Clean Energy Fuels Corp.*	4,125
1,284	Complete Production Services, Inc.*	28,505
1,334	Comstock Resources, Inc.*	36,725
394	Contango Oil & Gas Co.*	14,420
1,107	Crosstex Energy, Inc.	36,354
229	Dawson Geophysical Co.*	15,540
353	Delek U.S. Holdings, Inc.	9,679
1,973	Delta Petroleum Corp.*	29,220
638	Double Hull Tankers, Inc.	9,838
800	Dril-Quip, Inc.*	37,648
855	Edge Petroleum Corp.*	11,166
1,596	Encore Acquisition Co.*	44,353
849	Energy Partners Ltd.*	11,606
502	ENGlobal Corp.*	4,603
2,513	Evergreen Energy, Inc.*	10,354
1,852	EXCO Resources, Inc.*	31,114
1,812	Exterran Holdings, Inc.*	140,430
1,072	FX Energy, Inc.*	6,732
860	General Maritime Corp.	22,240
969	GeoGlobal Resources, Inc.*	2,985
205	Geokinetics, Inc.*	4,354
543	GeoMet, Inc.*	3,204
346	GMX Resources, Inc.*	10,539
1,048	Golar LNG Ltd.	20,038
466	Goodrich Petroleum Corp.*	13,798
5,553	Grey Wolf, Inc.*	36,872
322	Gulf Island Fabrication, Inc.	11,457
687	Gulfmark Offshore, Inc.*	31,499
593	Gulfport Energy Corp.*	10,680
1,128	Harvest Natural Resources, Inc.*	12,927
2,494	Hercules Offshore, Inc.*	63,447
982	Horizon Offshore, Inc.*	16,252
690	Hornbeck Offshore Services, Inc.*	26,323
2,136	Input/Output, Inc.*	30,310
3,816	International Coal Group, Inc.*	15,455
300	Kayne Anderson Energy Development Co.	7,530
514	Knightsbridge Tankers Ltd.	13,277
452	Lufkin Industries, Inc.	25,705
2,617	Mariner Energy, Inc.*	54,878
192	Markwest Hydrocarbon, Inc.	9,656
798	Matrix Service Co.*	15,098
863	McMoRan Exploration Co.*	11,728
2,684	Meridian Resource Corp.*	6,227
523	NATCO Group, Inc.*	26,119
2,700	Newpark Resources*	15,120

See accompanying notes to schedules of portfolio investments.

524	NGP Capital Resources Co.	8,410
900	Nordic American Tanker Shipping	33,192
942	Nova Biosource Fuels, Inc.*	2,525
1,479	Oil States International, Inc.*	62,414
3,758	Oilsands Quest, Inc.*	18,940
1,068	Pacific Ethanol, Inc.*	12,346
1,132	Parallel Petroleum Corp.*	20,025
3,353	Parker Drilling Co.*	26,120
1,129	Penn Virginia Corp.	45,058
5,094	PetroHawk Energy Corp.*	77,123
447	Petroleum Development Corp.*	17,893
1,247	Petroquest Energy, Inc.*	13,917
409	PHI, Inc. (Non-Voting)*	12,417
1,491	Pioneer Drilling Co.*	18,131
4,888	Rentech, Inc.*	11,389
1,525	Rosetta Resources, Inc.*	25,590
968	RPC, Inc.	13,349
946	Ship Finance International Ltd.	27,216
842	Stone Energy Corp.*	27,744
1,332	Sulphco, Inc.*	9,124
305	Superior Offshore International, Inc.*	3,251
471	Superior Well Services, Inc.*	10,169
898	Swift Energy Co.*	33,424
184	T-3 Energy Services, Inc.*	5,691
454	Toreador Resources Corp.*	4,681
357	Trico Marine Services, Inc.*	11,731
1,012	TXCO Resources, Inc.*	9,857
414	Union Drilling, Inc.*	5,962
1,567	Uranium Resources, Inc.*	12,144
347	US BioEnergy Corp.*	3,612
2,626	USEC, Inc.*	35,162
1,775	Vaalco Energy, Inc.*	6,958
428	Venoco, Inc.*	6,878
991	VeraSun Energy Corp.*	12,833
1,222	Verenium Corp.*	6,721
914	W-H Energy Services, Inc.*	58,094
1,748	Warren Resources, Inc.*	20,661
1,263	Whiting Petroleum Corp.*	46,933
874	Willbros Group, Inc.*	24,848
857	World Fuel Services Corp.	33,037
		2,325,150
	Financials — 18.3%
414	1st Source Corp.	9,733
1,036	21st Century Insurance Group	22,802
315	Abington Bancorp, Inc.	3,021
246	ACA Capital Holdings, Inc.*	1,648
965	Acadia Realty Trust (REIT)	24,096
643	Accredited Home Lenders Holding Co.*	5,819
2,005	Advance America Cash Advance Centers, Inc.	25,163
1,113	Advanta Corp., Class B	29,138
233	Agree Realty Corp. (REIT)	7,107
511	Alabama National Bancorporation	26,960
1,831	Alesco Financial, Inc. (REIT)	9,997
60	Alexander’s, Inc. (REIT)*	23,985
885	Alexandria Real Estate Equities, Inc. (REIT)	82,597
984	Alfa Corp.	17,515
694	Amcore Financial, Inc.	18,585
696	American Campus Communities, Inc. (REIT)	19,725
1,707	American Equity Investment Life Holding Co.	17,428
3,913	American Financial Realty Trust (REIT)	32,400
288	American Physicians Capital, Inc.*	11,439
516	AmericanWest Bancorp	9,680
407	Ameris Bancorp	8,042
565	Amerisafe, Inc.*	9,294
525	Ampal American Israel, Class A*	2,809
769	Amtrust Financial Services, Inc.	12,589
588	Anchor Bancorp Wisconsin, Inc.	15,488
1,926	Anthracite Capital, Inc. (REIT)	17,450
1,370	Anworth Mortgage Asset Corp. (REIT)	7,371
3,014	Apollo Investment Corp.	65,826
406	Arbor Realty Trust, Inc. (REIT)	8,128
2,087	Ares Capital Corp.	34,269
881	Argo Group International Holdings Ltd.*	35,927
3,182	Ashford Hospitality Trust, Inc. (REIT)	34,716
2,647	Aspen Insurance Holdings Ltd.	66,413
448	Asset Acceptance Capital Corp.	5,067
472	Associated Estates Realty Corp. (REIT)	6,674
2,036	Assured Guaranty Ltd.	53,079
338	Asta Funding, Inc.	12,445
244	Baldwin & Lyons, Inc., Class B	6,686
240	Bancfirst Corp.	10,822
817	Banco Latinoamericano de Exportaciones S.A.	15,335
323	Bancorp, Inc.*	6,550
1,662	Bank Mutual Corp.	19,711
367	Bank of the Ozarks, Inc.	11,227
1,345	BankAtlantic Bancorp, Inc., Class A	11,150
696	BankFinancial Corp.	10,851
959	BankUnited Financial Corp., Class A	16,399
465	Banner Corp.	14,982
265	Berkshire Hills Bancorp, Inc.	7,852
1,966	BioMed Realty Trust, Inc. (REIT)	47,931

See accompanying notes to schedules of portfolio investments.

1,113	Boston Private Financial Holdings, Inc.	30,218
1,894	Brookline Bancorp, Inc.	23,694
211	BRT Realty Trust (REIT)	4,467
701	Calamos Asset Management, Inc., Class A	16,277
381	Capital City Bank Group, Inc.	11,899
287	Capital Corp. of the West	5,536
91	Capital Southwest Corp.	12,781
410	Capital Trust, Inc., Class A (REIT)	14,211
428	Capitol Bancorp Ltd.	10,781
1,307	CapLease, Inc. (REIT)	12,613
674	Cascade Bancorp	15,805
892	Cash America International, Inc.	32,166
238	Castlepoint Holdings Ltd.	2,694
1,537	Cathay General Bancorp	49,968
876	CBRE Realty Finance, Inc. (REIT)	5,256
1,327	Cedar Shopping Centers, Inc. (REIT)	17,569
1,658	Centennial Bank Holdings, Inc.*	11,158
302	Center Financial Corp.	4,787
1,530	Centerline Holding Co.	24,174
923	Central Pacific Financial Corp.	29,370
745	Chemical Financial Corp.	18,863
1,385	Chittenden Corp.	48,170
2,274	Citizens Republic Bancorp, Inc.	40,091
1,039	Citizens, Inc.*	7,834
410	City Bank	12,607
515	City Holding Co.	19,045
360	Clayton Holdings, Inc.*	3,060
358	Clifton Savings Bancorp, Inc.	4,017
497	CNA Surety Corp.*	8,926
556	CoBiz Financial, Inc.	10,153
525	Cohen & Steers, Inc.	17,446
537	Columbia Banking System, Inc.	16,384
1,600	Commerce Group, Inc.	51,008
313	Community Bancorp*	7,706
904	Community Bank System, Inc.	18,179
743	Community Banks, Inc.	21,814
457	Community Trust Bancorp, Inc.	14,629
636	Compass Diversified Trust	8,961
611	CompuCredit Corp.*	12,965
172	Consolidated-Tomoka Land Co.	11,822
1,172	Corporate Office Properties Trust SBI MD (REIT)	50,478
1,169	Corus Bankshares, Inc.	15,618
1,217	Cousins Properties, Inc. (REIT)	33,431
475	Cowen Group, Inc.*	6,071
762	Crawford & Co., Class B*	4,900
154	Credit Acceptance Corp.*	3,420
751	Crystal River Capital, Inc. (REIT)	11,986
1,992	CVB Financial Corp.	23,725
231	Darwin Professional Underwriters, Inc.*	5,738
5,059	DCT Industrial Trust, Inc. (REIT)	51,703
1,554	Deerfield Triarc Capital Corp. (REIT)	13,597
1,304	Delphi Financial Group, Inc.	52,551
496	Delta Financial Corp.	2,693
2,839	DiamondRock Hospitality Co. (REIT)	50,960
1,601	Digital Realty Trust, Inc. (REIT)	62,439
780	Dime Community Bancshares	10,631
482	Dollar Financial Corp.*	11,558
399	Donegal Group, Inc., Class A	5,997
634	Downey Financial Corp.	35,878
713	EastGroup Properties, Inc. (REIT)	30,253
840	Education Realty Trust, Inc. (REIT)	11,483
373	eHealth, Inc.*	7,479
179	EMC Insurance Group, Inc.	4,377
1,608	Employers Holdings, Inc.	30,118
483	Encore Capital Group, Inc.*	5,313
670	Energy Infrastructure Acquisition Corp.*	6,486
210	Enstar Group Ltd.*	26,781
309	Enterprise Financial Services Corp.	6,971
801	Entertainment Properties Trust (REIT)	38,320
261	Epoch Holding Corp.*	3,401
1,653	Equity Inns, Inc. (REIT)	37,226
605	Equity Lifestyle Properties, Inc. (REIT)	29,463
1,093	Equity One, Inc. (REIT)	28,593
277	Evercore Partners, Inc., Class A	5,803
1,934	Extra Space Storage, Inc. (REIT)	29,726
1,113	Ezcorp, Inc., Class A*	13,545
432	FBL Financial Group, Inc., Class A	16,904
176	FCStone Group, Inc.*	8,226
310	Federal Agricultural Mortgage Corp., Class C	10,106
1,874	FelCor Lodging Trust, Inc. (REIT)	41,116
808	Financial Federal Corp.	24,652
513	First Acceptance Corp.*	4,314
2,501	First Bancorp/Puerto Rico	25,135
362	First Bancorp/North Carolina	7,077
780	First Busey Corp.	15,366
789	First Cash Financial Services, Inc.*	16,900
1,056	First Charter Corp.	31,596
2,223	First Commonwealth Financial Corp.	24,475
777	First Community Bancorp, Inc.	42,160
302	First Community Bancshares, Inc.	10,011
997	First Financial Bancorp	13,450

See accompanying notes to schedules of portfolio investments.

623	First Financial Bankshares, Inc.	26,353
397	First Financial Corp.	11,989
358	First Financial Holdings, Inc.	11,402
371	First Indiana Corp.	11,471
1,363	First Industrial Realty Trust, Inc. (REIT)	55,583
550	First Merchants Corp.	11,654
371	First Mercury Financial Corp.*	7,561
1,493	First Midwest Bancorp, Inc.	51,195
3,235	First Niagara Financial Group, Inc.	45,711
524	First Place Financial Corp.	9,233
727	First Potomac Realty Trust (REIT)	15,405
251	First Regional Bancorp*	5,899
936	First Republic Bank	51,059
256	First South Bancorp, Inc.	7,096
614	First State Bancorporation	11,856
438	FirstFed Financial Corp.*	22,009
2,417	FirstMerit Corp.	46,696
1,336	Flagstar Bancorp, Inc.	16,433
412	Flagstone Reinsurance Holdings Ltd.	5,241
634	Flushing Financial Corp.	10,410
1,813	FNB Corp./Pennsylvania	30,785
292	FPIC Insurance Group, Inc.*	11,718
761	Franklin Bank Corp.*	6,994
1,788	Franklin Street Properties Corp. (REIT)	30,843
1,586	Freedom Acquisition Holding, Inc.*	16,574
2,035	Fremont General Corp.	9,157
4,841	Friedman Billings Ramsey Group, Inc., Class A (REIT)	22,704
1,176	Frontier Financial Corp.	28,906
166	GAMCO Investors, Inc.	8,919
521	Getty Realty Corp. (REIT)	14,208
481	GFI Group, Inc.*	35,594
1,583	Glacier Bancorp, Inc.	34,763
428	Gladstone Capital Corp.	8,757
1,115	Glimcher Realty Trust (REIT)	24,931
944	GMH Communities Trust (REIT)	7,420
561	Gramercy Capital Corp. (REIT)	14,109
271	Great American Financial Resources, Inc.	6,602
313	Great Southern Bancorp, Inc.	8,451
1,535	Greater Bay Bancorp	43,210
343	Green Bancshares, Inc.	12,166
572	Greenhill & Co., Inc.	33,119
322	Greenlight Capital Re Ltd., Class A*	6,382
475	Grubb & Ellis Co.*	4,304
138	Hallmark Financial Services*	1,642
804	Hancock Holding Co.	32,160
1,220	Hanmi Financial Corp.	18,886
469	Harleysville Group, Inc.	15,130
870	Harleysville National Corp.	14,538
1,436	Healthcare Realty Trust, Inc. (REIT)	35,857
382	Heartland Financial USA, Inc.	7,758
972	Hercules Technology Growth Capital, Inc.	11,392
402	Heritage Commerce Corp.	8,221
1,225	Hersha Hospitality Trust (REIT)	13,389
494	HFF, Inc., Class A*	5,770
1,708	Highwoods Properties, Inc. (REIT)	60,959
1,104	Hilb Rogal & Hobbs Co.	51,557
1,425	Hilltop Holdings, Inc.*	17,128
345	Home Bancshares, Inc.	7,518
998	Home Properties, Inc. (REIT)	50,718
1,297	Horace Mann Educators Corp.	25,084
368	Horizon Financial Corp.	7,640
349	IBERIABANK Corp.	17,509
2,285	IMPAC Mortgage Holdings, Inc. (REIT)	3,930
165	Imperial Capital Bancorp, Inc.	5,709
190	Independence Holding Co.	3,772
678	Independent Bank Corp./Michigan	7,939
426	Independent Bank Corp./Massachusetts	12,546
582	Infinity Property & Casualty Corp.	24,130
971	Information Services Group, Inc.*	7,360
1,745	Inland Real Estate Corp. (REIT)	27,013
624	Integra Bank Corp.	11,881
1,201	Interactive Brokers Group, Inc.*	32,139
1,539	International Bancshares Corp.	35,428
1,168	International Securities Exchange Holdings, Inc.	77,555
1,533	Investors Bancorp, Inc.*	21,769
1,448	Investors Real Estate Trust (REIT)	15,132
1,816	IPC Holdings Ltd.	46,163
565	Irwin Financial Corp.	6,017
175	James River Group, Inc.	5,828
777	JER Investors Trust, Inc. (REIT)	9,658
147	K-Fed Bancorp	2,017
140	Kansas City Life Insurance Co.	6,275
879	KBW, Inc.*	24,278
643	Kearny Financial Corp.	8,494
626	Kite Realty Group Trust (REIT)	10,629
829	KNBT Bancorp, Inc.	12,195
3,119	Knight Capital Group, Inc., Class A*	42,855
429	Kohlberg Capital Corp.	6,559
1,597	LaBranche & Co., Inc.*	10,045
2,942	Ladenburg Thalmann Financial Services, Inc.*	6,208
574	Lakeland Bancorp, Inc.	7,376

See accompanying notes to schedules of portfolio investments.

366	Lakeland Financial Corp.	8,524
514	LandAmerica Financial Group, Inc.	28,470
1,205	LaSalle Hotel Properties (REIT)	50,176
1,987	Lexington Realty Trust (REIT)	41,091
711	LTC Properties, Inc. (REIT)	16,054
1,301	Luminent Mortgage Capital, Inc. (REIT)	2,290
465	Macatawa Bank Corp.	6,608
990	MAF Bancorp, Inc.	53,153
1,125	Maguire Properties, Inc. (REIT)	29,261
562	MainSource Financial Group, Inc.	9,857
1,137	Marathon Acquisition Corp.*	9,016
932	MarketAxess Holdings, Inc.*	16,245
1,811	Max Capital Group Ltd.	49,730
1,096	MB Financial, Inc.	38,590
1,877	MCG Capital Corp.	27,254
963	Meadowbrook Insurance Group, Inc.*	8,503
1,489	Medical Properties Trust, Inc. (REIT)	20,057
1,374	Meruelo Maddux Properties, Inc.*	8,258
2,438	MFA Mortgage Investments, Inc. (REIT)	18,894
764	Mid-America Apartment Communities, Inc. (REIT)	37,887
296	Midland Co. (The)	16,212
586	Midwest Banc Holdings, Inc.	8,767
590	Mission West Properties (REIT)	7,275
3,089	Montpelier Re Holdings Ltd.	50,845
3,133	Move, Inc.*	9,399
729	MVC Capital, Inc.	12,101
672	Nara Bancorp, Inc.	10,644
113	NASB Financial, Inc.	3,902
1,131	National Financial Partners Corp.	55,295
699	National Health Investors, Inc. (REIT)	21,138
159	National Interstate Corp.	5,212
1,431	National Penn Bancshares, Inc.	25,400
2,004	National Retail Properties, Inc. (REIT)	47,074
68	National Western Life Insurance Co., Class A	17,612
2,681	Nationwide Health Properties, Inc. (REIT)	74,398
394	Navigators Group, Inc.*	21,355
1,022	NBT Bancorp, Inc.	22,423
526	Nelnet, Inc., Class A	9,289
3,408	NewAlliance Bancshares, Inc.	50,813
1,247	Newcastle Investment Corp. (REIT)	20,750
415	NewStar Financial, Inc.*	4,797
1,263	NexCen Brands, Inc.*	8,626
1,843	NorthStar Realty Finance Corp. (REIT)	19,554
551	Northwest Bancorp, Inc.	16,067
285	Novastar Financial, Inc. (REIT)	2,422
738	NTR Acquisition Co.*	6,959
175	NYMAGIC, Inc.	5,261
1,067	Ocwen Financial Corp.*	10,008
851	Odyssey Re Holdings Corp.	30,823
1,995	Old National Bancorp	31,681
365	Old Second Bancorp, Inc.	10,855
380	Omega Financial Corp.	10,036
2,020	Omega Healthcare Investors, Inc. (REIT)	30,078
1,312	optionsXpress Holdings, Inc.	30,858
622	Oriental Financial Group	6,481
365	Oritani Financial Corp.*	5,519
1,412	Pacific Capital Bancorp	35,611
364	Park National Corp.	33,095
477	Parkway Properties, Inc. (REIT)	22,076
1,309	Partners Trust Financial Group, Inc.	15,891
548	Patriot Capital Funding, Inc.	7,436
600	PennantPark Investment Corp.	7,788
965	Pennsylvania Real Estate Investment Trust (REIT)	36,506
437	Penson Worldwide, Inc.*	6,861
316	Peoples Bancorp, Inc.	8,320
721	PFF Bancorp, Inc.	12,632
3,427	Phoenix Cos., Inc. (The)	47,464
458	Pico Holdings, Inc.*	20,152
467	Pinnacle Financial Partners, Inc.*	13,356
567	Piper Jaffray Cos.*	29,121
1,798	Platinum Underwriters Holdings Ltd.	62,355
980	PMA Capital Corp., Class A*	9,849
480	Portfolio Recovery Associates, Inc.	24,653
1,311	Post Properties, Inc. (REIT)	52,322
1,172	Potlatch Corp. (REIT)	52,787
277	Preferred Bank	11,396
649	Presidential Life Corp.	11,228
1,352	Primus Guaranty Ltd.*	12,858
567	PrivateBancorp, Inc.	18,983
1,001	ProAssurance Corp.*	52,633
597	Prospect Capital Corp.	9,994
1,067	Prosperity Bancshares, Inc.	36,033
968	Provident Bankshares Corp.	29,911
1,981	Provident Financial Services, Inc.	33,281
1,273	Provident New York Bancorp	17,580
478	PS Business Parks, Inc. (REIT)	27,007
238	QC Holdings, Inc.	3,439
501	Quadra Realty Trust, Inc.	5,025
1,901	RAIT Financial Trust (REIT)	16,824
546	RAM Holdings Ltd.*	5,100
558	Ramco-Gershenson Properties (REIT)	17,995

See accompanying notes to schedules of portfolio investments.

3,034	Realty Income Corp. (REIT)	81,918
634	Redwood Trust, Inc. (REIT)	23,667
636	Renasant Corp.	12,720
285	Republic Bancorp, Inc., Class A	4,332
784	Republic Property Trust (REIT)	11,266
397	Resource America, Inc., Class A	6,050
661	Resource Capital Corp. (REIT)	7,932
633	RLI Corp.	38,075
267	Rockville Financial, Inc.	3,858
305	Roma Financial Corp.	5,182
163	Royal Bancshares of Pennsylvania	3,441
745	S & T Bancorp, Inc.	26,231
487	Safety Insurance Group, Inc.	16,626
558	Sanders Morris Harris Group, Inc.	5,519
473	Sandy Spring Bancorp, Inc.	14,819
132	Santander BanCorp	1,584
322	Saul Centers, Inc. (REIT)	16,119
276	SCBT Financial Corp.	9,842
2,042	Scottish Re Group Ltd.*	6,698
625	SeaBright Insurance Holdings, Inc.*	10,769
446	Seacoast Banking Corp. of Florida	7,818
491	Security Bank Corp.	6,761
716	Security Capital Assurance Ltd.	14,556
1,648	Selective Insurance Group	34,773
2,512	Senior Housing Properties Trust (REIT)	51,094
228	Sierra Bancorp	6,566
891	Signature Bank*	30,793
424	Simmons First National Corp., Class A	11,524
2,227	South Financial Group, Inc. (The)	51,110
344	Southside Bancshares, Inc.	7,258
429	Southwest Bancorp, Inc.	9,155
618	Sovran Self Storage, Inc. (REIT)	27,878
567	Star Maritime Acquisition Corp.*	7,099
433	State Auto Financial Corp.	12,955
561	Sterling Bancorp	8,292
2,235	Sterling Bancshares, Inc.	25,546
1,540	Sterling Financial Corp./Washington	39,224
793	Sterling Financial Corp./Pennsylvania	13,885
517	Stewart Information Services Corp.	19,160
449	Stifel Financial Corp.*	24,309
2,233	Strategic Hotels & Resorts, Inc. (REIT)	45,933
149	Stratus Properties, Inc.*	4,895
302	Suffolk Bancorp	9,549
472	Sun Bancorp, Inc.*	7,868
481	Sun Communities, Inc. (REIT)	13,713
1,876	Sunstone Hotel Investors, Inc. (REIT)	50,577
1,044	Superior Bancorp*	9,814
1,566	Susquehanna Bancshares, Inc.	30,788
1,030	SVB Financial Group*	51,253
670	SWS Group, Inc.	11,886
369	SY Bancorp, Inc.	9,782
940	Tanger Factory Outlet Centers (REIT)	35,786
174	Taylor Capital Group, Inc.	5,210
641	Technology Investment Capital Corp.	8,423
332	Tejon Ranch Co.*	13,738
704	Texas Capital Bancshares, Inc.*	15,361
713	Thomas Properties Group, Inc.	9,119
648	Thomas Weisel Partners Group, Inc.*	8,800
542	TierOne Corp.	12,152
197	Tompkins Financial Corp.	7,604
599	Tower Group, Inc.	15,041
870	TradeStation Group, Inc.*	9,631
344	Triad Guaranty, Inc.*	5,755
421	Trico Bancshares	9,430
2,256	Trustco Bank Corp.	25,222
1,470	Trustmark Corp.	41,513
1,392	U-Store-It Trust (REIT)	18,876
355	U.S. Global Investors, Inc., Class A	7,349
3,001	UCBH Holdings, Inc.	49,877
930	UMB Financial Corp.	41,199
1,840	Umpqua Holdings Corp.	39,928
401	Union Bankshares Corp.	9,303
741	United America Indemnity Ltd., Class A*	16,035
1,151	United Bankshares, Inc.	36,026
1,248	United Community Banks, Inc.	30,314
806	United Community Financial Corp.	5,956
658	United Fire & Casualty Co.	24,997
246	United Security Bancshares	4,674
1,178	Universal American Financial Corp.*	24,455
354	Universal Health Realty Income Trust (REIT)	11,866
390	Univest Corp. of Pennsylvania	9,095
635	Urstadt Biddle Properties, Inc., Class A (REIT)	10,757
339	USB Holding Co., Inc.	7,902
349	ViewPoint Financial Group	5,992
515	Virginia Commerce Bancorp*	7,545
3,427	W Holding Co., Inc.	8,019
2,520	Waddell & Reed Financial, Inc.	62,597
1,353	Washington Real Estate Investment Trust (REIT)	44,311
343	Washington Trust Bancorp, Inc.	8,897
294	Wauwatosa Holdings, Inc.*	4,895
628	WesBanco, Inc.	16,786

See accompanying notes to schedules of portfolio investments.

471	West Coast Bancorp	12,915
903	Westamerica Bancorporation	43,841
498	Western Alliance Bancorp*	13,376
311	Westfield Financial, Inc.	3,144
529	Wilshire Bancorp, Inc.	5,962
1,519	Winthrop Realty Trust (REIT)	9,646
725	Wintrust Financial Corp.	31,276
526	World Acceptance Corp.*	16,311
659	WP Stewart & Co., Ltd.	7,460
189	WSFS Financial Corp.	11,385
297	Yardville National Bancorp	10,154
1,113	Zenith National Insurance Corp.	47,981
		8,385,611
	Health Care — 11.4%
628	Abaxis, Inc.*	12,208
868	Abiomed, Inc.*	10,685
930	Acadia Pharmaceuticals, Inc.*	13,383
494	Accuray, Inc.*	6,832
748	Acorda Therapeutics, Inc.*	13,457
1,070	Adams Respiratory Therapeutics, Inc.*	41,259
128	Affymax, Inc.*	3,104
2,061	Affymetrix, Inc.*	46,702
313	Air Methods Corp.*	12,404
1,654	Akorn, Inc.*	12,570
733	Albany Molecular Research, Inc.*	10,716
1,094	Alexion Pharmaceuticals, Inc.*	66,154
610	Alexza Pharmaceuticals, Inc.*	5,008
1,778	Align Technology, Inc.*	40,414
3,020	Alkermes, Inc.*	50,887
766	Alliance Imaging, Inc.*	6,748
1,255	Allos Therapeutics, Inc.*	5,924
1,663	Allscripts Healthcare Solutions, Inc.*	37,600
970	Alnylam Pharmaceuticals, Inc.*	22,669
1,302	Alpharma, Inc., Class A	29,816
638	Altus Pharmaceuticals, Inc.*	6,686
503	AMAG Pharmaceuticals, Inc.*	27,489
780	Amedisys, Inc.*	29,468
377	American Dental Partners, Inc.*	9,029
2,164	American Medical Systems Holdings, Inc.*	39,818
1,585	AMERIGROUP Corp.*	50,197
150	Amicus Therapeutics, Inc.*	1,782
1,042	AMN Healthcare Services, Inc.*	18,579
918	Amsurg Corp.*	21,656
419	Analogic Corp.	28,936
630	Angiodynamics, Inc.*	12,260
354	Animal Health International, Inc.*	4,018
2,368	Applera Corp.- Celera Group*	31,187
1,311	Apria Healthcare Group, Inc.*	34,912
1,831	Arena Pharmaceuticals, Inc.*	24,535
2,063	Ariad Pharmaceuticals, Inc.*	10,253
1,169	Arqule, Inc.*	9,586
1,412	Array Biopharma, Inc.*	16,026
758	Arrow International, Inc.	34,209
826	Arthrocare Corp.*	46,273
465	Aspect Medical Systems, Inc.*	5,850
1,808	Assisted Living Concepts, Inc., Class A*	16,435
939	Auxilium Pharmaceuticals, Inc.*	18,217
800	Beijing Med-Pharm Corp.*	7,496
574	Bentley Pharmaceuticals, Inc.*	7,049
561	Bio-Rad Laboratories, Inc., Class A*	47,304
333	Bio-Reference Labs, Inc.*	9,657
150	Biodel, Inc.*	2,840
1,653	Bioenvision, Inc.*	9,108
2,878	BioMarin Pharmaceuticals, Inc.*	61,819
322	BioMimetic Therapeutics, Inc.*	4,853
1,353	Bionovo, Inc.*	5,953
382	Bradley Pharmaceuticals, Inc.*	7,472
1,952	Bruker BioSciences Corp.*	13,937
486	Cadence Pharmaceuticals, Inc.*	6,979
861	Cambrex Corp.	10,737
346	Cantel Medical Corp.*	5,328
698	Capital Senior Living Corp.*	5,654
301	Caraco Pharmaceutical Laboratories Ltd.*	4,452
2,191	Cell Genesys, Inc.*	8,282
1,310	Centene Corp.*	26,475
1,655	Cepheid, Inc.*	30,915
718	Chemed Corp.	44,545
273	Computer Programs & Systems, Inc.	7,254
883	Conceptus, Inc.*	15,452
850	Conmed Corp.*	24,692
229	Corvel Corp.*	5,741
963	Cross Country Healthcare, Inc.*	16,438
740	CryoLife, Inc.*	6,830
1,662	Cubist Pharmaceuticals, Inc.*	38,027
407	Cutera, Inc.*	9,064
1,783	CV Therapeutics, Inc.*	17,224
667	Cyberonics, Inc.*	10,065
228	Cynosure, Inc., Class A*	7,155
1,111	Cypress Bioscience, Inc.*	14,732
984	Cytokinetics, Inc.*	4,802
2,608	CytRx Corp.*	9,441

See accompanying notes to schedules of portfolio investments.

386	Datascope Corp.	12,877
2,508	Dendreon Corp.*	19,939
641	Digene Corp.*	38,966
571	Dionex Corp.*	41,358
2,541	Discovery Laboratories, Inc.*	5,870
708	DJO, Inc.*	34,465
2,085	Durect Corp.*	10,571
1,372	Eclipsys Corp.*	31,679
279	Emergency Medical Services Corp.*	7,829
179	Emergent Biosolutions, Inc.*	1,598
280	Emeritus Corp.*	7,602
1,809	Encysive Pharmaceuticals, Inc.*	3,329
932	Enzo Biochem, Inc.*	16,785
1,323	Enzon Pharmaceuticals, Inc.*	10,730
1,176	eResearchTechnology, Inc.*	12,795
530	ev3, Inc.*	8,114
2,907	Exelixis, Inc.*	32,704
594	FoxHollow Technologies, Inc.*	14,583
410	Genomic Health, Inc.*	8,331
829	Gentiva Health Services, Inc.*	17,193
1,990	GenVec, Inc.*	4,677
2,189	Geron Corp.*	15,739
671	Greatbatch, Inc.*	20,130
506	GTx, Inc.*	8,096
797	Haemonetics Corp.*	39,563
1,934	Halozyme Therapeutics, Inc.*	17,039
288	Hansen Medical, Inc.*	6,987
929	HealthExtras, Inc.*	26,114
2,365	Healthsouth Corp.*	43,185
1,436	Healthspring, Inc.*	26,839
1,053	Healthways, Inc.*	52,439
631	HMS Holdings Corp.*	14,860
1,619	Hologic, Inc.*	86,050
4,033	Human Genome Sciences, Inc.*	37,144
915	Hythiam, Inc.*	6,588
616	I-Flow Corp.*	11,070
388	ICU Medical, Inc.*	14,670
747	Idenix Pharmaceuticals, Inc.*	1,987
1,610	Illumina, Inc.*	77,747
2,069	Immucor, Inc.*	69,001
1,744	Immunomedics, Inc.*	3,645
2,523	Incyte Corp.*	14,734
1,831	Indevus Pharmaceuticals, Inc.*	12,432
236	Insulet Corp.*	4,158
541	Integra LifeSciences Holdings Corp.*	26,276
812	InterMune, Inc.*	16,053
864	Invacare Corp.	20,019
935	inVentiv Health, Inc.*	37,082
1,399	Inverness Medical Innovations, Inc.*	67,348
2,479	Isis Pharmaceuticals, Inc.*	30,591
1,277	Javelin Pharmaceuticals, Inc.*	6,819
381	Kendle International, Inc.*	14,920
358	Kensey Nash Corp.*	8,531
1,309	Keryx Biopharmaceuticals, Inc.*	13,169
912	Kindred Healthcare, Inc.*	18,076
1,277	Kosan Biosciences, Inc.*	6,640
1,062	KV Pharmaceutical Co., Class A*	29,024
1,368	Kyphon, Inc.*	91,478
276	Landauer, Inc.	13,990
603	LCA-Vision, Inc.	20,713
436	LHC Group, Inc.*	8,733
1,018	Lifecell Corp.*	33,706
2,709	Ligand Pharmaceuticals, Inc., Class B	16,985
1,076	Luminex Corp.*	15,247
1,175	Magellan Health Services, Inc.*	47,705
1,253	MannKind Corp.*	11,114
969	Martek Biosciences Corp.*	26,182
641	Matria Healthcare, Inc.*	16,320
733	Maxygen, Inc.*	6,538
3,783	Medarex, Inc.*	64,878
303	Medcath Corp.*	8,893
418	Medical Action Industries, Inc.*	9,484
1,554	Medicines Co. (The)*	25,952
1,677	Medicis Pharmaceutical Corp., Class A	51,216
641	Medivation, Inc.*	11,198
1,015	Mentor Corp.	45,259
1,193	Meridian Bioscience, Inc.	30,779
822	Merit Medical Systems, Inc.*	10,078
434	Metabolix, Inc.*	9,657
2,396	MGI Pharma, Inc.*	56,474
451	Micrus Endovascular Corp.*	10,743
1,415	Minrad International, Inc.*	6,636
151	Molecular Insight Pharmaceuticals, Inc.*	1,049
410	Molina Healthcare, Inc.*	13,961
712	Momenta Pharmaceuticals, Inc.*	7,547
256	MWI Veterinary Supply, Inc.*	9,720
1,293	Myriad Genetics, Inc.*	56,840
1,822	Nabi Biopharmaceuticals*	6,450
765	Nastech Pharmaceutical Co., Inc.*	10,588
210	National Healthcare Corp.	11,044
648	Natus Medical, Inc.*	10,426

See accompanying notes to schedules of portfolio investments.

2,754	Nektar Therapeutics*	22,748
1,141	Neurocrine Biosciences, Inc.*	11,376
950	Neurogen Corp.*	4,693
633	Nighthawk Radiology Holdings, Inc.*	13,901
587	Northstar Neuroscience, Inc.*	6,668
198	Novacea, Inc.*	1,679
746	Noven Pharmaceuticals, Inc.*	11,384
1,037	NuVasive, Inc.*	33,080
607	NxStage Medical, Inc.*	7,539
160	Obagi Medical Products, Inc.*	2,550
1,014	Odyssey HealthCare, Inc.*	9,917
1,010	Omnicell, Inc.*	24,381
411	Omrix Biopharmaceuticals, Inc.*	14,389
1,643	Onyx Pharmaceuticals, Inc.*	65,096
1,387	OraSure Technologies, Inc.*	12,760
219	Orexigen Therapeutics, Inc.*	3,224
497	Orthofix International N.V.*	23,776
1,732	OSI Pharmaceuticals, Inc.*	59,079
408	Osiris Therapeutics, Inc.*	5,288
1,217	Owens & Minor, Inc.	48,558
1,081	Pain Therapeutics, Inc.*	10,140
551	Palomar Medical Technologies, Inc.*	17,356
1,079	Par Pharmaceutical Cos., Inc.*	24,159
836	Parexel International Corp.*	35,956
700	Penwest Pharmaceuticals Co.*	8,645
2,308	Perrigo Co.	47,799
561	PharmaNet Development Group, Inc.*	16,157
812	PharMerica Corp.*	14,397
782	Pharmion Corp.*	32,070
1,235	Phase Forward, Inc.*	22,032
684	PolyMedica Corp.	35,411
698	Poniard Pharmaceuticals, Inc.*	4,258
765	Pozen, Inc.*	7,642
596	PRA International*	17,373
697	Progenics Pharmaceuticals, Inc.*	16,080
513	Protalix BioTherapeutics, Inc.*	13,338
348	Providence Service Corp. (The)*	10,461
2,018	PSS World Medical, Inc.*	38,503
1,631	Psychiatric Solutions, Inc.*	60,119
862	Quidel Corp.*	14,637
390	Radiation Therapy Services, Inc.*	8,822
894	Regeneration Technologies, Inc.*	9,682
1,912	Regeneron Pharmaceuticals, Inc.*	37,208
525	RehabCare Group, Inc.*	8,542
732	Res-Care, Inc.*	15,606
907	Rigel Pharmaceuticals, Inc.*	8,308
1,417	Salix Pharmaceuticals Ltd.*	16,324
1,524	Santarus, Inc.*	3,780
1,595	Savient Pharmaceuticals, Inc.*	21,022
1,059	Sciele Pharma, Inc.*	24,442
1,465	Seattle Genetics, Inc.*	15,031
911	Senomyx, Inc.*	12,171
503	Sirona Dental Systems, Inc.*	14,662
182	Sirtris Pharmaceuticals, Inc.*	2,362
673	Skilled Healthcare Group, Inc.*	9,779
305	Somaxon Pharmaceuticals, Inc.*	3,764
792	Sonic Innovations, Inc.*	6,566
499	SonoSite, Inc.*	14,551
935	Spectranetics Corp.*	13,773
786	Stereotaxis, Inc.*	10,399
1,957	STERIS Corp.	54,933
1,290	Sun Healthcare Group, Inc.*	19,182
1,343	Sunrise Senior Living, Inc.*	48,093
1,603	SuperGen, Inc.*	6,508
456	SurModics, Inc.*	22,002
1,060	Symmetry Medical, Inc.*	16,992
150	Synta Pharmaceuticals Corp.*	897
1,576	Telik, Inc.*	4,539
990	Tercica, Inc.*	6,554
1,598	Thoratec Corp.*	33,031
353	TomoTherapy, Inc.*	8,426
1,359	Trizetto Group, Inc.*	21,241
261	Trubion Pharmaceuticals, Inc.*	4,789
624	United Therapeutics Corp.*	42,738
2,854	Valeant Pharmaceuticals International*	45,008
798	Vanda Pharmaceuticals, Inc.*	11,914
921	Varian, Inc.*	55,278
806	Ventana Medical Systems, Inc.*	65,923
2,096	Viropharma, Inc.*	20,771
461	Visicu, Inc.*	3,338
513	Vital Images, Inc.*	9,511
325	Vital Signs, Inc.	16,295
1,753	Vivus, Inc.*	9,519
712	Volcano Corp.*	10,573
991	West Pharmaceutical Services, Inc.	39,690
1,064	Wright Medical Group, Inc.*	27,866
647	XenoPort, Inc.*	26,870
3,955	XOMA Ltd.*	10,955
612	Zoll Medical Corp.*	14,143
1,168	Zymogenetics, Inc.*	14,109
		5,235,157

See accompanying notes to schedules of portfolio investments.

	Industrials — 13.3%
529	3D Systems Corp.*	10,601
416	AAON, Inc.	8,701
1,120	AAR Corp.*	35,168
1,301	ABM Industries, Inc.	30,417
1,762	ABX Air, Inc.*	12,087
1,621	ACCO Brands Corp.*	36,748
707	Accuride Corp.*	9,170
823	Actuant Corp., Class A	50,195
1,305	Acuity Brands, Inc.	68,565
702	Administaff, Inc.	24,219
543	Advisory Board Co. (The)*	31,239
1,288	Aecom Technology Corp.*	34,609
209	Aerovironment, Inc.*	4,130
2,748	Airtran Holdings, Inc.*	28,881
1,216	Alaska Air Group, Inc.*	30,181
881	Albany International Corp.	34,306
159	Allegiant Travel Co.*	4,611
345	Altra Holdings, Inc.*	5,727
301	Amerco, Inc.*	18,975
1,633	American Commercial Lines, Inc.*	42,180
487	American Ecology Corp.	9,735
294	American Railcar Industries, Inc.	7,715
894	American Reprographics Co.*	21,840
276	American Science & Engineering, Inc.	19,941
1,220	American Superconductor Corp.*	21,984
355	American Woodmark Corp.	10,710
274	Ameron International Corp.	26,167
217	Ampco-Pittsburgh Corp.	9,229
52	Amrep Corp.	1,747
618	AO Smith Corp.	29,788
865	Apogee Enterprises, Inc.	21,772
1,294	Applied Industrial Technologies, Inc.	41,382
391	Argon ST, Inc.*	7,065
677	Arkansas Best Corp.	24,304
1,017	Arrowhead Research Corp.*	4,963
565	Astec Industries, Inc.*	28,578
612	ASV, Inc.*	8,690
401	Atlas Air Worldwide Holdings, Inc.*	20,347
350	AZZ, Inc.*	9,940
427	Badger Meter, Inc.	13,404
1,375	Baldor Electric Co.	57,255
1,384	Barnes Group, Inc.	43,541
223	Barrett Business Services, Inc.	5,437
1,330	Beacon Roofing Supply, Inc.*	15,494
1,353	Belden, Inc.	65,769
1,143	Blount International, Inc.*	15,659
346	BlueLinx Holdings, Inc.	2,820
829	Bowne & Co., Inc.	14,052
1,514	Brady Corp., Class A	58,940
1,485	Briggs & Stratton Corp.	43,347
1,123	Bucyrus International, Inc.	70,176
459	Builders FirstSource, Inc.*	6,013
355	Cascade Corp.	26,132
683	Casella Waste Systems, Inc.*	7,629
1,425	CBIZ, Inc.*	10,688
388	CDI Corp.	11,097
706	Celadon Group, Inc.*	11,014
1,612	Cenveo, Inc.*	31,627
817	Ceradyne, Inc.*	59,053
409	Chart Industries, Inc.*	11,039
492	CIRCOR International, Inc.	20,807
1,540	Clarcor, Inc.	59,629
498	Clean Harbors, Inc.*	23,501
252	Coleman Cable, Inc.*	3,631
566	Columbus McKinnon Corp.*	15,378
1,230	Comfort Systems USA, Inc.	17,896
643	Commercial Vehicle Group, Inc.*	9,143
45	Compx International, Inc.	913
527	COMSYS IT Partners, Inc.*	10,018
316	Consolidated Graphics, Inc.*	20,944
319	Cornell Cos., Inc.*	7,685
577	CoStar Group, Inc.*	31,752
352	CRA International, Inc.*	17,480
467	Cubic Corp.	18,461
1,330	Curtiss-Wright Corp.	60,648
1,559	Deluxe Corp.	59,273
848	Diamond Management & Technology Consultants, Inc.	8,539
712	Dollar Thrifty Automotive Group*	20,990
319	Dynamex, Inc.*	8,013
363	Dynamic Materials Corp.	15,605
750	DynCorp International, Inc., Class A*	16,155
1,253	Eagle Bulk Shipping, Inc.	33,029
530	EDO Corp.	22,811
520	Electro Rent Corp.	7,556
1,916	EMCOR Group, Inc.*	60,067
701	Encore Wire Corp.	18,226
1,189	Energy Conversion Devices, Inc.*	30,807
643	EnerSys*	11,613
768	Ennis, Inc.	16,704
644	EnPro Industries, Inc.*	26,913

See accompanying notes to schedules of portfolio investments.

779	ESCO Technologies, Inc.*	25,606
768	Esterline Technologies Corp.*	38,776
2,568	Evergreen Solar, Inc.*	23,035
446	Exponent, Inc.*	10,865
1,628	ExpressJet Holdings, Inc.*	7,098
1,440	Federal Signal Corp.	22,032
223	First Advantage Corp., Class A*	4,337
1,119	Flow International Corp.*	9,187
2,044	Force Protection, Inc.*	35,218
906	Forward Air Corp.	31,746
580	Franklin Electric Co., Inc.	23,942
368	FreightCar America, Inc.	16,670
1,283	FTI Consulting, Inc.*	67,383
520	Fuel Tech, Inc.*	15,132
1,990	FuelCell Energy, Inc.*	19,144
646	G&K Services, Inc., Class A	26,906
315	Gehl Co.*	7,491
533	Genco Shipping & Trading Ltd.	29,901
1,685	GenCorp, Inc.*	19,276
1,130	Genesee & Wyoming, Inc.*	30,939
854	Genlyte Group, Inc.*	61,975
1,515	Geo Group, Inc. (The)*	45,102
526	GeoEye, Inc.*	12,393
751	Gibraltar Industries, Inc.	15,005
1,130	Goodman Global, Inc.*	26,431
345	Gorman-Rupp Co. (The)	11,747
3,132	GrafTech International Ltd.*	52,586
1,082	Granite Construction, Inc.	58,904
353	Great Lakes Dredge & Dock Corp.*	3,131
480	Greenbrier Cos., Inc.	14,102
896	Griffon Corp.*	14,031
534	H&E Equipment Services, Inc.*	10,979
334	Hardinge, Inc.	11,647
1,250	Healthcare Services Group	26,764
1,741	Heartland Express, Inc.	27,107
768	Heico Corp.	35,075
540	Heidrick & Struggles International, Inc.*	25,299
1,907	Herman Miller, Inc.	55,341
2,833	Hexcel Corp.*	61,731
1,010	Horizon Lines, Inc., Class A	28,492
505	Houston Wire & Cable Co.	9,327
1,165	HUB Group, Inc., Class A*	38,876
758	Hudson Highland Group, Inc.*	10,627
168	Hurco Cos., Inc.*	8,309
560	Huron Consulting Group, Inc.*	36,988
243	ICT Group, Inc.*	3,694
945	IHS, Inc., Class A*	47,694
712	II-Vi, Inc.*	22,214
3,230	IKON Office Solutions, Inc.	45,349
700	Innerworkings, Inc.*	9,877
379	Innovative Solutions & Support, Inc.*	6,845
819	Insituform Technologies, Inc.*	13,505
549	Insteel Industries, Inc.	10,376
402	Integrated Electrical Services, Inc.*	9,391
1,643	Interface, Inc., Class A	29,640
831	Interline Brands, Inc.*	20,143
958	Ionatron, Inc.*	3,142
5,363	JetBlue Airways Corp.*	51,056
419	Kadant, Inc.*	11,942
731	Kaman Corp.	24,057
850	Kaydon Corp.	44,880
700	Kelly Services, Inc., Class A	15,904
759	Kenexa Corp.*	21,093
973	Kforce, Inc.*	14,809
1,718	Knight Transportation, Inc.	31,594
1,492	Knoll, Inc.	28,363
1,431	Korn/Ferry International*	31,783
317	L.B. Foster Co., Class A*	11,907
1,394	Labor Ready, Inc.*	29,107
436	Ladish Co., Inc.*	22,881
425	Lamson & Sessions Co. (The)*	11,246
126	Lawson Products	4,602
417	Layne Christensen Co.*	20,587
759	LECG Corp.*	11,643
350	Lindsay Corp.	14,186
551	LSI Industries, Inc.	11,174
364	M&F Worldwide Corp.*	20,530
459	Marten Transport Ltd.*	7,188
756	McGrath Rentcorp	24,215
688	Medis Technologies Ltd.*	7,258
217	Michael Baker Corp.*	9,010
411	Middleby Corp.*	30,225
739	Midwest Air Group, Inc.*	11,994
300	Miller Industries, Inc.*	5,493
845	Mine Safety Appliances Co.	40,492
1,078	Mobile Mini, Inc.*	26,098
1,138	Moog, Inc., Class A*	48,445
283	MTC Technologies, Inc.*	5,649
1,113	Mueller Industries, Inc.	38,554
3,447	Mueller Water Products, Inc., Class A	42,605
163	Multi-Color Corp.	6,055

See accompanying notes to schedules of portfolio investments.

175	NACCO Industries, Inc., Class A	20,732
1,426	Navigant Consulting, Inc.*	25,169
606	NCI Building Systems, Inc.*	28,112
1,012	Nordson Corp.	50,813
461	Nuco2, Inc.*	12,120
1,234	Odyssey Marine Exploration, Inc.*	7,577
891	Old Dominion Freight Line, Inc.*	25,661
1,055	On Assignment, Inc.*	11,162
1,782	Orbital Sciences Corp.*	39,133
1,038	Pacer International, Inc.	22,442
241	Park-Ohio Holdings Corp.*	6,640
48	Patriot Transportation Holding, Inc.*	4,416
708	PeopleSupport, Inc.*	8,907
802	Perini Corp.*	45,393
313	PGT, Inc.*	3,261
1,607	PHH Corp.*	43,277
534	Pike Electric Corp.*	10,093
554	Pinnacle Airlines Corp.*	9,080
242	Powell Industries, Inc.*	8,112
2,109	Power-One, Inc.*	9,195
74	Preformed Line Products Co.	3,626
196	Protection One, Inc.*	2,517
481	Raven Industries, Inc.	19,601
638	RBC Bearings, Inc.*	22,649
960	Regal-Beloit Corp.	48,490
1,094	Republic Airways Holdings, Inc.*	20,830
1,472	Resources Connection, Inc.	44,160
423	Robbins & Myers, Inc.	22,918
851	Rollins, Inc.	22,603
626	RSC Holdings, Inc.*	11,619
665	Rush Enterprises, Inc., Class A*	16,864
428	Saia, Inc.*	8,042
442	Schawk, Inc.	9,547
636	School Specialty, Inc.*	23,176
217	Sequa Corp., Class A*	35,621
1,108	Simpson Manufacturing Co., Inc.	36,564
1,938	Skywest, Inc.	48,702
1,694	Spherion Corp.*	14,975
148	Standard Parking Corp.*	5,159
534	Standard Register Co. (The)	6,830
373	Standex International Corp.	9,336
240	Stanley, Inc.*	5,198
335	Sun Hydraulics Corp.	9,276
613	Superior Essex, Inc.*	21,639
493	TAL International Group, Inc.	12,364
1,864	Taser International, Inc.*	26,674
146	TBS International Ltd., Class A*	5,330
476	Team, Inc.*	11,167
465	Tecumseh Products Co., Class A*	8,021
1,050	Teledyne Technologies, Inc.*	52,405
1,255	TeleTech Holdings, Inc.*	36,709
506	Tennant Co.	21,262
1,745	Tetra Tech, Inc.*	34,202
723	Titan International, Inc.	20,953
282	TransDigm Group, Inc.*	11,463
944	Tredegar Corp.	16,501
359	Trex Co., Inc.*	4,821
423	Trimas Corp.*	5,186
495	Triumph Group, Inc.	36,239
591	TurboChef Technologies, Inc.*	7,565
137	Twin Disc, Inc.	7,435
1,546	UAP Holding Corp.	46,241
457	Ultrapetrol Bahamas Ltd.*	8,235
242	United Industrial Corp.	16,729
836	United Stationers, Inc.*	49,341
501	Universal Forest Products, Inc.	18,682
178	Universal Truckload Services, Inc.*	3,660
559	Valmont Industries, Inc.	49,852
633	Viad Corp.	22,630
584	Vicor Corp.	6,885
426	Volt Information Sciences, Inc.*	6,411
917	Wabash National Corp.	12,004
1,463	Wabtec Corp.	54,819
1,564	Walter Industries, Inc.	39,538
877	Washington Group International, Inc.*	74,282
2,063	Waste Connections, Inc.*	62,756
152	Waste Industries USA, Inc.	4,932
584	Waste Services, Inc.*	5,758
688	Watsco, Inc.	33,107
1,284	Watson Wyatt Worldwide, Inc., Class A	60,746
944	Watts Water Technologies, Inc., Class A	33,436
1,397	Werner Enterprises, Inc.	25,998
907	Williams Scotsman International, Inc.*	24,770
900	Woodward Governor Co.	52,857
591	Xerium Technologies, Inc.	3,197
		6,122,528
	Information Technology — 16.1%
11,689	3Com Corp.*	43,834
855	Acacia Research - Acacia Technologies*	12,808
1,116	ACI Worldwide, Inc.*	28,994
663	Acme Packet, Inc.*	9,932

See accompanying notes to schedules of portfolio investments.

782	Actel Corp.*	8,797
1,819	Actuate Corp.*	12,897
3,555	Adaptec, Inc.*	13,260
1,769	Adtran, Inc.	47,285
1,146	Advanced Analogic Technologies, Inc.*	10,417
1,076	Advanced Energy Industries, Inc.*	17,463
521	Advent Software, Inc.*	20,876
926	Agilysys, Inc.	15,798
2,008	AMIS Holdings, Inc.*	20,823
3,142	Amkor Technology, Inc.*	36,196
1,768	Anadigics, Inc.*	29,101
515	Anaren, Inc.*	7,256
4,677	Andrew Corp.*	65,852
928	Anixter International, Inc.*	71,243
511	Ansoft Corp.*	15,274
2,329	Ansys, Inc.*	77,160
8,507	Applied Micro Circuits Corp.*	24,245
2,354	Ariba, Inc.*	20,715
3,274	Arris Group, Inc.*	49,699
3,842	Art Technology Group, Inc.*	11,949
951	AsiaInfo Holdings, Inc.*	7,684
2,646	Aspen Technology, Inc.*	34,716
1,479	Asyst Technologies, Inc.*	8,682
1,660	Atheros Communications, Inc.*	49,651
1,037	ATMI, Inc.*	31,276
844	Authorize.Net Holdings, Inc.*	15,361
5,842	Avanex Corp.*	10,048
1,240	Avid Technology, Inc.*	38,229
1,516	Avocent Corp.*	44,752
3,053	Axcelis Technologies, Inc.*	14,380
338	Bankrate, Inc.*	13,226
6,055	BearingPoint, Inc.*	35,543
357	Bel Fuse, Inc., Class B	11,245
2,182	Benchmark Electronics, Inc.*	54,725
370	BigBand Networks, Inc.*	3,737
521	Black Box Corp.	21,335
1,320	Blackbaud, Inc.	33,356
858	Blackboard, Inc.*	35,839
384	Blue Coat Systems, Inc.*	32,029
2,184	Borland Software Corp.*	9,959
651	Bottomline Technologies, Inc.*	8,580
1,528	Brightpoint, Inc.*	17,801
2,114	Brooks Automation, Inc.*	29,913
1,489	C-COR, Inc.*	17,138
715	Cabot Microelectronics Corp.*	29,830
928	CACI International, Inc., Class A*	47,347
190	Cass Information Systems, Inc.	6,424
203	Cavium Networks, Inc.*	5,692
1,184	Checkpoint Systems, Inc.*	32,974
984	Chordiant Software, Inc.*	14,701
1,631	Ciber, Inc.*	12,934
2,648	Cirrus Logic, Inc.*	18,033
14,633	CMGI, Inc.*	22,827
4,542	CNET Networks, Inc.*	33,247
1,308	Cogent, Inc.*	18,770
1,329	Cognex Corp.	24,520
943	Coherent, Inc.*	28,375
683	Cohu, Inc.	13,517
1,066	Commvault Systems, Inc.*	20,307
590	Comtech Group, Inc.*	9,983
695	Comtech Telecommunications Corp.*	29,579
178	Comverge, Inc.*	4,915
1,134	Concur Technologies, Inc.*	30,369
14,732	Conexant Systems, Inc.*	16,500
216	CPI International, Inc.*	4,182
975	Cray, Inc.*	6,884
3,038	Credence Systems Corp.*	8,932
1,303	CSG Systems International, Inc.*	30,125
1,078	CTS Corp.	14,003
945	Cybersource Corp.*	11,520
960	Cymer, Inc.*	38,054
955	Daktronics, Inc.	26,262
1,003	DealerTrack Holdings, Inc.*	38,315
758	Digi International, Inc.*	10,726
1,242	Digital River, Inc.*	57,579
895	Diodes, Inc.*	27,127
991	Ditech Networks, Inc.*	5,084
698	DivX, Inc.*	9,730
252	Double-Take Software, Inc.*	4,355
856	DSP Group, Inc.*	14,920
546	DTS, Inc.*	14,272
1,226	Dycom Industries, Inc.*	36,204
368	Eagle Test Systems, Inc.*	4,416
3,704	Earthlink, Inc.*	28,224
899	Echelon Corp.*	25,163
1,423	eFunds Corp.*	51,626
878	Electro Scientific Industries, Inc.*	20,800
1,707	Electronics for Imaging*	44,519
461	EMS Technologies, Inc.*	11,313
2,564	Emulex Corp.*	50,101
112	EnerNOC, Inc.*	3,994

See accompanying notes to schedules of portfolio investments.

3,478	Entegris, Inc.*	32,832
1,745	Epicor Software Corp.*	23,208
779	EPIQ Systems, Inc.*	12,643
948	Equinix, Inc.*	83,907
585	eSpeed, Inc., Class A*	4,914
1,377	Euronet Worldwide, Inc.*	37,289
1,286	Exar Corp.*	17,155
365	Excel Technology, Inc.*	9,935
679	ExlService Holdings, Inc.*	12,901
3,558	Extreme Networks*	12,311
961	FalconStor Software, Inc.*	10,533
498	FARO Technologies, Inc.*	20,025
1,176	FEI Co.*	32,963
8,046	Finisar Corp.*	30,414
1,991	Flir Systems, Inc.*	98,037
1,435	Formfactor, Inc.*	65,092
454	Forrester Research, Inc.*	11,536
4,376	Foundry Networks, Inc.*	80,912
2,072	Gartner, Inc.*	45,812
9,205	Gateway, Inc.*	16,937
1,113	Genesis Microchip, Inc.*	8,859
694	Gerber Scientific, Inc.*	7,100
734	Gevity HR, Inc.	8,456
1,327	Global Cash Access Holdings, Inc.*	14,730
222	Glu Mobile, Inc.*	1,851
652	Greenfield Online, Inc.*	9,415
99	Guidance Software, Inc.*	1,172
2,384	Harmonic, Inc.*	23,768
759	Harris Stratex Networks, Inc., Class A*	12,986
490	Heartland Payment Systems, Inc.	14,592
492	Hittite Microwave Corp.*	20,846
193	Hughes Communications, Inc.*	9,843
782	Hutchinson Technology, Inc.*	17,994
1,599	Hypercom Corp.*	7,787
465	i2 Technologies, Inc.*	7,384
996	iBasis, Inc.*	9,631
656	iGate Corp.*	5,438
1,057	Imation Corp.	30,748
370	Imergent, Inc.	7,012
841	Immersion Corp.*	12,607
664	Infocrossing, Inc.*	12,324
2,628	Informatica Corp.*	36,687
991	Infospace, Inc.	13,884
976	infoUSA, Inc.	9,897
1,452	Insight Enterprises, Inc.*	34,441
334	Integral Systems, Inc.	8,076
391	Interactive Intelligence, Inc.*	7,644
1,409	InterDigital, Inc.*	32,562
1,820	Intermec, Inc.*	44,681
1,469	Internap Network Services Corp.*	20,610
1,161	Internet Capital Group, Inc.*	13,189
1,167	InterVoice, Inc.*	9,348
1,309	Interwoven, Inc.*	17,056
643	Intevac, Inc.*	10,507
1,516	Ipass, Inc.*	6,822
302	IPG Photonics Corp.*	5,578
256	Isilon Systems, Inc.*	2,573
901	Itron, Inc.*	76,495
1,316	Ixia*	11,976
778	IXYS Corp.*	7,936
1,483	j2 Global Communications, Inc.*	50,422
2,365	Jack Henry & Associates, Inc.	62,058
771	JDA Software Group, Inc.*	15,998
2,522	Kemet Corp.*	17,402
471	Keynote Systems, Inc.*	6,500
830	Knot, Inc. (The)*	17,388
912	Komag, Inc.*	29,312
1,619	Kulicke & Soffa Industries, Inc.*	13,826
1,779	L-1 Identity Solutions, Inc.*	29,265
3,447	Lattice Semiconductor Corp.*	17,201
3,909	Lawson Software, Inc.*	38,347
1,818	Lionbridge Technologies*	7,454
319	Liquidity Services, Inc.*	3,509
668	Littelfuse, Inc.*	22,311
1,102	LivePerson, Inc.*	6,348
563	LoJack Corp.*	10,720
814	LoopNet, Inc.*	15,515
344	Loral Space & Communications, Inc.*	13,788
1,866	LTX Corp.*	7,613
1,593	Macrovision Corp.*	37,802
1,221	Magma Design Automation, Inc.*	16,777
810	Manhattan Associates, Inc.*	23,393
587	Mantech International Corp., Class A*	20,991
840	Marchex, Inc., Class B	7,661
1,275	MasTec, Inc.*	18,844
1,582	Mattson Technology, Inc.*	16,658
657	MAXIMUS, Inc.	28,106
428	Measurement Specialties, Inc.*	10,328
2,559	Mentor Graphics Corp.*	35,724
667	Mercury Computer Systems, Inc.*	7,630
1,098	Methode Electronics, Inc.	15,855

See accompanying notes to schedules of portfolio investments.

1,668	Micrel, Inc.	18,265
1,217	Micros Systems, Inc.*	73,434
2,291	Microsemi Corp.*	58,100
287	MicroStrategy, Inc.*	19,872
1,610	Microtune, Inc.*	9,579
694	Midway Games, Inc.*	3,755
1,303	MIPS Technologies, Inc.*	10,189
1,519	MKS Instruments, Inc.*	33,479
712	Monolithic Power Systems, Inc.*	14,582
3,080	MPS Group, Inc.*	42,381
3,784	MRV Communications, Inc.*	9,536
1,318	MSC.Software Corp.*	16,673
533	MTS Systems Corp.	22,450
252	Multi-Fineline Electronix, Inc.*	3,198
1,026	Ness Technologies, Inc.*	11,419
1,256	Net 1 UEPS Technologies, Inc.*	31,036
1,040	Netgear, Inc.*	29,182
494	Netlogic Microsystems, Inc.*	14,489
792	Network Equipment Technologies, Inc.*	8,443
1,050	Newport Corp.*	14,500
892	Nextwave Wireless, Inc.*	5,896
1,178	NIC, Inc.	7,951
969	Novatel Wireless, Inc.*	22,132
3,958	Nuance Communications, Inc.*	74,410
971	Omniture, Inc.*	24,091
1,650	Omnivision Technologies, Inc.*	34,435
7,291	ON Semiconductor Corp.*	85,451
3,390	On2 Technologies, Inc.*	5,051
786	Online Resources Corp.*	10,029
2,814	OpenTV Corp., Class A*	3,686
2,485	Openwave Systems, Inc.	11,232
669	Oplink Communications, Inc.*	8,717
561	OpNext, Inc.*	6,738
2,641	Opsware, Inc.*	37,397
368	Optium Corp.*	2,926
788	Orbcomm, Inc.*	6,375
455	OSI Systems, Inc.*	11,334
119	OYO Geospace Corp.*	8,994
1,081	Packeteer, Inc.*	7,967
3,107	Palm, Inc.*	46,636
3,450	Parametric Technology Corp.*	60,754
607	Park Electrochemical Corp.	17,943
279	PC Connection, Inc.*	3,588
682	PDF Solutions, Inc.*	6,656
403	Pegasystems, Inc.	4,788
880	Perficient, Inc.*	20,522
781	Pericom Semiconductor Corp.*	8,997
2,622	Perot Systems Corp., Class A*	40,982
1,255	Photronics, Inc.*	14,533
1,444	Plantronics, Inc.	41,010
1,392	Plexus Corp.*	33,088
861	PLX Technology, Inc.*	9,316
6,418	PMC - Sierra, Inc.*	49,290
2,754	Polycom, Inc.*	83,474
3,913	Powerwave Technologies, Inc.*	26,804
1,232	Progress Software Corp.*	37,601
434	QAD, Inc.	3,533
511	Quality Systems, Inc.	18,830
5,887	Quantum Corp.*	18,897
2,049	Quest Software, Inc.*	29,833
860	Rackable Systems, Inc.*	11,799
788	Radiant Systems, Inc.*	11,859
659	Radisys Corp.*	7,203
3,069	RealNetworks, Inc.*	19,120
256	Renaissance Learning, Inc.	2,921
5,834	RF Micro Devices, Inc.*	34,712
543	RightNow Technologies, Inc.*	7,955
303	Rimage Corp.*	7,617
467	Rofin-Sinar Technologies, Inc.*	32,536
531	Rogers Corp.*	21,872
874	Rudolph Technologies, Inc.*	11,213
1,648	S1 Corp.*	12,854
3,632	Safeguard Scientifics, Inc.*	7,809
3,406	SAIC, Inc.*	62,364
2,448	Sapient Corp.*	15,765
825	SAVVIS, Inc.*	32,777
773	Scansource, Inc.*	21,412
885	Seachange International, Inc.*	6,443
1,399	Secure Computing Corp.*	12,563
666	Semitool, Inc.*	6,440
1,889	Semtech Corp.*	33,700
394	SI International, Inc.*	12,143
688	Sigma Designs, Inc.*	29,109
196	Silicon Graphics, Inc.*	4,778
2,636	Silicon Image, Inc.*	15,236
2,728	Silicon Storage Technology, Inc.*	8,511
1,181	Sirenza Microdevices, Inc.*	18,471
1,591	SiRF Technology Holdings, Inc.*	26,824
4,802	Skyworks Solutions, Inc.*	37,888
1,506	Smart Modular Technologies WWH, Inc.*	16,491
890	Smith Micro Software, Inc.*	14,676

See accompanying notes to schedules of portfolio investments.

825	Sohu.com, Inc.*	27,035
789	Solera Holdings, Inc.*	14,423
671	Sonic Solutions, Inc.*	5,100
1,944	SonicWALL, Inc.*	16,680
7,584	Sonus Networks, Inc.*	43,836
199	Sourcefire, Inc.*	1,906
2,031	SourceForge, Inc.*	5,199
2,702	Spansion, Inc., Class A*	24,588
552	SPSS, Inc.*	22,494
1,240	SRA International, Inc., Class A*	34,980
687	Standard Microsystems Corp.*	24,718
972	STEC, Inc.*	7,319
620	Stratasys, Inc.*	15,593
277	Super Micro Computer, Inc.*	2,310
343	Supertex, Inc.*	12,300
383	Switch and Data Facilities Co., Inc.*	6,618
2,743	Sybase, Inc.*	63,226
5,536	Sycamore Networks, Inc.*	21,867
988	SYKES Enterprises, Inc.*	16,292
1,394	Symmetricom, Inc.*	6,956
771	Synaptics, Inc.*	33,384
553	Synchronoss Technologies, Inc.*	19,211
489	SYNNEX Corp.*	9,741
378	Syntel, Inc.	13,067
2,190	Take-Two Interactive Software, Inc.*	34,996
496	Taleo Corp., Class A*	11,433
1,225	Technitrol, Inc.	33,687
231	TechTarget, Inc.*	3,008
449	Techwell, Inc.*	4,584
1,830	Tekelec*	22,509
1,447	Terremark Worldwide, Inc.*	9,782
1,439	Tessera Technologies, Inc.*	52,711
621	TheStreet.com, Inc.	6,347
2,010	THQ, Inc.*	57,868
6,262	TIBCO Software, Inc.*	49,532
727	TNS, Inc.	10,854
226	Travelzoo, Inc.*	4,355
1,715	Trident Microsystems, Inc.*	25,262
4,179	TriQuint Semiconductor, Inc.*	18,429
1,267	TTM Technologies, Inc.*	14,799
1,170	Tyler Technologies, Inc.*	17,351
741	Ultimate Software Group, Inc.*	23,067
570	Ultra Clean Holdings*	8,516
698	Ultratech, Inc.*	10,002
295	Unica Corp.*	3,015
2,004	United Online, Inc.	28,797
812	Universal Display Corp.*	11,985
3,190	Utstarcom, Inc.*	9,698
2,998	Valueclick, Inc.*	60,080
786	Vasco Data Security International, Inc.*	24,618
936	Veeco Instruments, Inc.*	16,474
272	Veraz Networks, Inc.*	1,692
728	Viasat, Inc.*	22,219
858	Vignette Corp.*	16,740
1,296	VistaPrint Ltd.*	42,612
613	Visual Sciences, Inc.*	11,298
389	Vocus, Inc.*	9,725
639	Volterra Semiconductor Corp.*	6,940
1,351	Websense, Inc.*	27,790
2,242	Wind River Systems, Inc.*	23,653
1,200	Wright Express Corp.*	44,268
873	X-Rite, Inc.	12,484
1,490	Zoran Corp.*	25,732
491	Zygo Corp.*	6,309
		7,404,534
	Materials — 4.3%
186	AEP Industries, Inc.*	6,886
423	AM Castle & Co.	12,322
771	AMCOL International Corp.	24,834
546	American Vanguard Corp.	8,550
1,761	Apex Silver Mines Ltd.*	30,536
2,079	Aptargroup, Inc.	75,530
730	Arch Chemicals, Inc.	31,624
536	Balchem Corp.	11,009
1,689	Bowater, Inc.	28,443
610	Brush Engineered Materials, Inc.*	29,463
1,141	Buckeye Technologies, Inc.*	17,765
1,207	Calgon Carbon Corp.*	16,113
878	Century Aluminum Co.*	43,180
1,663	CF Industries Holdings, Inc.	105,318
598	Chesapeake Corp.	5,860
261	Claymont Steel Holdings, Inc.*	5,468
8,364	Coeur d’Alene Mines Corp.*	28,605
966	Compass Minerals International, Inc.	32,912
315	Deltic Timber Corp.	18,018
1,303	Ferro Corp.	25,500
546	Flotek Industries, Inc.*	20,622
1,033	Georgia Gulf Corp.	15,464
1,352	Glatfelter	19,955
2,064	Graphic Packaging Corp.*	9,825
997	Greif, Inc., Class A	58,045

See accompanying notes to schedules of portfolio investments.

350	Haynes International, Inc.*	29,235
1,822	HB Fuller Co.	49,030
1,184	Headwaters, Inc.*	19,560
3,612	Hecla Mining Co.*	27,090
3,502	Hercules, Inc.*	72,912
1,458	Idaho General Mines, Inc.*	9,506
624	Innophos Holdings, Inc.	9,191
721	Innospec, Inc.	17,910
454	Kaiser Aluminum Corp.	30,836
527	Koppers Holdings, Inc.	19,357
72	Kronos Worldwide, Inc.	1,475
652	Landec Corp.*	8,802
467	LSB Industries, Inc.*	10,283
957	Mercer International, Inc.*	8,556
769	Metal Management, Inc.	36,074
573	Minerals Technologies, Inc.	37,766
841	Myers Industries, Inc.	17,913
445	Neenah Paper, Inc.	15,437
459	NewMarket Corp.	21,440
215	NL Industries, Inc.	2,247
268	Northwest Pipe Co.*	9,991
2,215	Olin Corp.	47,490
262	Olympic Steel, Inc.	6,401
895	OM Group, Inc.*	44,213
2,793	PolyOne Corp.*	22,428
1,114	Quanex Corp.	48,247
1,054	Rock-Tenn Co., Class A	30,555
1,053	Rockwood Holdings, Inc.*	33,749
727	Royal Gold, Inc.	20,181
693	RTI International Metals, Inc.*	48,316
796	Ryerson, Inc.	26,539
657	Schnitzer Steel Industries, Inc.	38,388
810	Schulman (A.), Inc.	17,447
472	Schweitzer-Mauduit International, Inc.	10,757
1,412	Sensient Technologies Corp.	38,251
860	ShengdaTech, Inc.*	4,291
745	Silgan Holdings, Inc.	38,062
960	Spartech Corp.	20,794
186	Stepan Co.	5,584
1,256	Stillwater Mining Co.*	11,794
998	Symyx Technologies*	8,932
2,789	Terra Industries, Inc.*	72,430
820	Texas Industries, Inc.	60,450
1,245	Tronox, Inc., Class B	12,550
199	Universal Stainless & Alloy*	6,452
1,021	U.S. Concrete, Inc.*	8,117
1,548	U.S. Gold Corp.*	9,226
202	Valhi, Inc.	4,747
1,335	Wausau Paper Corp.	14,992
388	Wheeling-Pittsburgh Corp.*	7,031
2,075	Worthington Industries, Inc.	43,907
2,105	WR Grace & Co.*	47,026
749	Zoltek Cos., Inc.*	30,926
		1,976,731
	Telecommunication Services — 1.3%
1,283	Alaska Communications Systems Group, Inc.	17,526
239	Aruba Networks, Inc.*	4,319
283	Atlantic Tele-Network, Inc.	9,475
620	Cbeyond, Inc.*	24,093
717	Centennial Communications Corp.*	6,740
7,439	Cincinnati Bell, Inc.*	36,302
1,501	Cogent Communications Group, Inc.*	37,480
593	Consolidated Communications Holdings, Inc.	11,018
4,390	Dobson Communications Corp.*	55,446
1,058	Fairpoint Communications, Inc.	17,700
3,092	FiberTower Corp.*	11,626
1,611	General Communication, Inc., Class A*	20,379
725	Global Crossing Ltd.*	13,804
582	Globalstar, Inc.*	5,413
472	Golden Telecom, Inc.	32,384
108	Hungarian Telephone & Cable*	2,136
3,089	ICO Global Communications Holdings Ltd.*	10,873
1,487	IDT Corp., Class B	13,383
743	InPhonic, Inc.*	2,482
952	Iowa Telecommunications Services, Inc.	17,621
511	iPCS, Inc.	17,313
451	North Pittsburgh Systems, Inc.	10,414
834	NTELOS Holdings Corp.	22,334
2,241	PAETEC Holding Corp.*	26,735
1,855	Premiere Global Services, Inc.*	24,263
366	Rural Cellular Corp., Class A*	15,723
701	Shenandoah Telecom Co.	14,398
435	SureWest Communications	12,619
820	Syniverse Holdings, Inc.*	11,587
4,346	Time Warner Telecom, Inc., Class A*	95,395
693	USA Mobility, Inc.*	12,786
1,942	Vonage Holdings Corp.*	4,098
		617,865
	Utilities — 2.4%
770	Allete, Inc.	32,425
512	American States Water Co.	19,999

See accompanying notes to schedules of portfolio investments.

11,254	Aquila, Inc.*	44,791
1,585	Avista Corp.	31,018
1,131	Black Hills Corp.	46,586
357	Cadiz, Inc.*	7,115
588	California Water Service Group	22,773
306	Central Vermont Public Service Corp.	11,047
473	CH Energy Group, Inc.	22,359
1,793	Cleco Corp.	41,311
431	Consolidated Water Co., Inc.	12,719
1,375	El Paso Electric Co.*	30,690
912	Empire District Electric Co. (The)	20,912
213	EnergySouth, Inc.	10,264
1,321	Idacorp, Inc.	42,893
1,277	ITC Holdings Corp.	56,801
649	Laclede Group, Inc. (The)	21,183
637	MGE Energy, Inc.	20,983
841	New Jersey Resources Corp.	41,192
1,352	Nicor, Inc.	56,189
811	Northwest Natural Gas Co.	37,679
1,079	NorthWestern Corp.	28,960
412	Ormat Technologies, Inc.	17,737
893	Otter Tail Corp.	32,595
2,241	Piedmont Natural Gas Co.	59,162
2,303	PNM Resources, Inc.	53,245
916	Portland General Electric Co.	24,356
1,067	SEMCO Energy, Inc.*	8,120
455	SJW Corp.	15,611
885	South Jersey Industries, Inc.	30,010
1,266	Southwest Gas Corp.	36,727
723	Southwest Water Co.	10,108
756	UIL Holdings Corp.	23,428
1,059	Unisource Energy Corp.	31,368
2,669	Westar Energy, Inc.	64,830
1,478	WGL Holdings, Inc.	48,611
		1,115,797
	Total Common Stock (Cost $42,394,687)	40,614,758

Principal Amount
	Repurchase Agreements — 11.3%
$749,674	Credit Suisse First Boston Corp.,
	5.25%, dated 08/31/07,
	due 09/04/07, total to be
	received $750,105 **	749,674

4,430,579	UBS Warburg LLC,
	5.25%, dated 08/31/07,
	due 09/04/07, total to be
	received $4,433,128 ***	4,430,579

	Total Repurchase Agreements
	(Cost $5,180,253)	5,180,253

	Total Investments
	(Cost $47,574,940) — 99.7%	45,795,011
	Other assets less liabilities — 0.3%	146,070
	Net Assets — 100.0%	$45,941,081

(a)	All or a portion of each security is held in a segregated account for the benefit of swap counterparties in the event of default.
*	Non-income producing security.
**

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Bank, 0% to 5.50%, due 9/14/07 to 7/15/36; Federal Home Loan Mortgage Corp., 0% due 11/29/19, which had a total value of $764,670. The investment in the repurchase agreement was through participation in a pooled account.

***

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Bank, 0% to 6.05%, due 9/5/07 to 12/28/18; Federal Home Loan Mortgage Corp., 0% to 6.03%, due 9/15/07 to 4/16/37; Federal National Mortgage Association, 0% to 6.07%, due 9/4/07 to 4/18/36, which had a total value of $4,519,195. The investment in the repurchase agreement was through participation in a pooled account.

REIT	Real Estate Investment Trust.

As of August 31, 2007, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$920,910
Aggregate gross unrealized depreciation	(2,700,839)
Net unrealized depreciation	$(1,779,929)

Federal income tax cost of investments	$47,574,940

Futures Contracts Purchased

Ultra Russell2000 had the following open long futures contracts as of August 31, 2007:

	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation
E-Mini Russell 2000 Index ® Futures Contracts	48	September-07	$3,805,440	$101,024

See accompanying notes to schedules of portfolio investments.

Cash collateral in the amount of $244,479 was pledged to cover margin requirements for open futures contracts as of August 31, 2007.

Swap Agreements

Ultra Russell2000 had the following open swap agreement as of August 31, 2007:

	Notional Amount at Value	Unrealized Appreciation
Equity Index Swap Agreement based on the Russell 2000® Index, expiring 09/27/07	$47,243,639	$108,483

See accompanying notes to schedules of portfolio investments.

Ultra Russell1000 Value

Schedule of Portfolio Investments

August 31, 2007 (Unaudited)

Shares		Value
	Common Stocks (a) — 89.4%
	Consumer Discretionary — 7.0%
15	AnnTaylor Stores Corp.*	$470
39	Autoliv, Inc.	2,237
187	AutoNation, Inc.*	3,549
56	Barnes & Noble, Inc.	2,020
38	Black & Decker Corp.	3,296
54	BorgWarner, Inc.	4,563
107	Brunswick Corp.	2,691
175	Cablevision Systems Corp.*	5,871
303	Carnival Corp.	13,814
762	CBS Corp., Class B	24,011
135	Centex Corp.	3,903
4	Central European Media Enterprises Ltd.*	369
115	Circuit City Stores, Inc.	1,251
463	Clear Channel Communications, Inc.	17,251
1,355	Comcast Corp., Class A*	35,352
73	Dillard’s, Inc., Class A	1,733
149	Discovery Holding Co., Class A*	3,743
372	DR Horton, Inc.	5,621
16	DreamWorks Animation SKG, Inc., Class A*	494
341	Eastman Kodak Co.	9,094
107	EW Scripps Co., Class A	4,398
240	Expedia, Inc.*	7,164
184	Foot Locker, Inc.	3,075
2,397	Ford Motor Co.*	18,721
181	Fortune Brands, Inc.	15,039
278	Gannett Co., Inc.	13,066
711	Gap, Inc. (The)	13,338
571	General Motors Corp.	17,553
202	Genuine Parts Co.	10,035
30	Getty Images, Inc.*	936
94	Harrah’s Entertainment, Inc.	8,062
18	Harte-Hanks, Inc.	435
125	Hasbro, Inc.	3,526
29	Hearst-Argyle Television, Inc.	742
981	Home Depot, Inc.	37,582
193	IAC/InterActiveCorp*	5,363
174	Idearc, Inc.	5,939
41	International Speedway Corp., Class A	1,930
213	Interpublic Group of Cos., Inc.*	2,332
39	Jarden Corp.*	1,279
48	Johnson Controls, Inc.	5,429
129	Jones Apparel Group, Inc.	2,475
91	KB Home	2,761
210	Leggett & Platt, Inc.	4,284
161	Lennar Corp., Class A	4,551
223	Liberty Global, Inc., Class A*	9,139
153	Liberty Media Corp. - Capital, Class A*	16,675
310	Liberty Media Corp. - Interactive, Class A*	5,881
115	Liz Claiborne, Inc.	3,930
516	Macy’s, Inc.	16,368
257	Mattel, Inc.	5,559
54	McClatchy Co., Class A	1,219
1,122	McDonald’s Corp.	55,258
41	MDC Holdings, Inc.	1,824
65	Mohawk Industries, Inc.*	5,675
127	New York Times Co. (The), Class A	2,791
160	Newell Rubbermaid, Inc.	4,126
916	News Corp., Class A	18,531
3	NVR, Inc.*	1,678
48	OfficeMax, Inc.	1,705
3	Orient-Express Hotels Ltd.	150
66	Penske Automotive Group, Inc.	1,301
162	Pulte Homes, Inc.	2,696
48	RadioShack Corp.	1,141
18	Regal Entertainment Group, Class A	406
84	R.H. Donnelley Corp.*	4,942
158	Royal Caribbean Cruises Ltd.	6,009
50	Ryland Group, Inc.	1,432
23	Saks, Inc.	372
96	Sears Holdings Corp.*	13,782
349	Service Corp. International	4,265
69	Snap-On, Inc.	3,380
67	Stanley Works (The)	3,802

See accompanying notes to schedules of portfolio investments.

22	Station Casinos, Inc.	1,932
4	Thor Industries, Inc.	176
82	Time Warner Cable, Inc., Class A*	3,009
3,822	Time Warner, Inc.	72,542
149	Toll Brothers, Inc.*	3,183
99	Tribune Co.	2,727
50	TRW Automotive Holdings Corp.*	1,528
106	VF Corp.	8,464
347	Virgin Media, Inc.	8,259
1,318	Walt Disney Co. (The)	44,285
19	Warner Music Group Corp.	218
7	Washington Post Co. (The), Class B	5,360
27	Whirlpool Corp.	2,603
200	Wyndham Worldwide Corp.	6,380
		686,051
	Consumer Staples — 6.9%
83	Alberto-Culver Co.	1,923
1,070	Altria Group, Inc.	74,269
333	Anheuser-Busch Cos., Inc.	16,450
774	Archer-Daniels-Midland Co.	26,084
41	Avon Products, Inc.	1,408
77	BJ’s Wholesale Club, Inc.*	2,695
27	Brown-Forman Corp., Class B	1,932
143	Bunge Ltd.	13,076
118	Campbell Soup Co.	4,454
5	Church & Dwight Co., Inc.	225
13	Clorox Co.	777
931	Coca-Cola Co. (The)	50,069
369	Coca-Cola Enterprises, Inc.	8,790
47	Colgate-Palmolive Co.	3,117
590	ConAgra Foods, Inc.	15,169
227	Constellation Brands, Inc., Class A*	5,489
88	Corn Products International, Inc.	3,978
165	Costco Wholesale Corp.	10,189
814	CVS Caremark Corp.	30,785
144	Dean Foods Co.	3,868
239	Del Monte Foods Co.	2,519
19	Energizer Holdings, Inc.*	2,013
378	General Mills, Inc.	21,123
59	Hershey Co. (The)	2,743
173	HJ Heinz Co.	7,801
88	Hormel Foods Corp.	3,135
67	JM Smucker Co. (The)	3,686
92	Kellogg Co.	5,054
280	Kimberly-Clark Corp.	19,233
1,902	Kraft Foods, Inc.	60,978
306	Kroger Co. (The)	8,133
52	Loews Corp.- Carolina Group	3,958
52	McCormick & Co., Inc. (Non-Voting)	1,864
65	Molson Coors Brewing Co., Class B	5,815
125	Pepsi Bottling Group, Inc.	4,324
70	PepsiAmericas, Inc.	2,072
2,255	Procter & Gamble Co.	147,274
203	Reynolds American, Inc.	13,422
807	Rite Aid Corp.*	4,091
524	Safeway, Inc.	16,627
415	Sara Lee Corp.	6,897
129	Smithfield Foods, Inc.*	4,222
249	SUPERVALU, Inc.	10,495
313	Tyson Foods, Inc., Class A	6,745
85	UST, Inc.	4,189
760	Wal-Mart Stores, Inc.	33,159
34	WM. Wrigley Jr. Co.	1,981
		678,300
	Energy — 12.3%
550	Anadarko Petroleum Corp.	26,939
393	Apache Corp.	30,410
228	Chesapeake Energy Corp.	7,355
2,548	Chevron Corp.	223,612
99	Cimarex Energy Co.	3,545
1,938	ConocoPhillips	158,703
19	Continental Resources, Inc.*	282
528	Devon Energy Corp.	39,764
830	El Paso Corp.	13,172
13	ENSCO International, Inc.	705
290	EOG Resources, Inc.	19,534
5,316	Exxon Mobil Corp.	455,741
94	Forest Oil Corp.*	3,633
65	Frontier Oil Corp.	2,667
22	Helix Energy Solutions Group, Inc.*	845

See accompanying notes to schedules of portfolio investments.

122	Helmerich & Payne, Inc.	3,842
329	Hess Corp.	20,191
813	Marathon Oil Corp.	43,813
223	Murphy Oil Corp.	13,590
39	Nabors Industries Ltd.*	1,154
154	Newfield Exploration Co.*	6,697
174	Noble Energy, Inc.	10,452
988	Occidental Petroleum Corp.	56,010
39	Overseas Shipholding Group, Inc.	2,785
186	Patterson-UTI Energy, Inc.	3,993
146	Pioneer Natural Resources Co.	5,993
85	Plains Exploration & Production Co.*	3,190
69	Pogo Producing Co.	3,437
51	Pride International, Inc.*	1,794
38	Rowan Cos., Inc.	1,427
29	SEACOR Holdings, Inc.*	2,546
749	Spectra Energy Corp.	17,414
74	St. Mary Land & Exploration Co.	2,468
48	Teekay Corp.	2,782
23	Tidewater, Inc.	1,505
12	Unit Corp.*	589
137	Valero Energy Corp.	9,386
12	W&T Offshore, Inc.	267
15	Western Refining, Inc.	778
116	Williams Cos., Inc.	3,596
		1,206,606
	Financials — 29.3%
12	A.G. Edwards, Inc.	1,003
368	ACE Ltd.	21,256
49	Aflac, Inc.	2,612
6	Alleghany Corp.*	2,472
181	Allied Capital Corp.	5,397
72	Allied World Assurance Holdings Ltd.	3,457
720	Allstate Corp. (The)	39,420
118	AMB Property Corp. (REIT)	6,488
121	AMBAC Financial Group, Inc.	7,601
223	American Capital Strategies Ltd.	9,208
98	American Financial Group, Inc.	2,764
2,471	American International Group, Inc.	163,086
19	American National Insurance	2,395
130	AmeriCredit Corp.*	2,250
279	Ameriprise Financial, Inc.	17,022
375	Annaly Capital Management, Inc. (REIT)	5,284
348	AON Corp.	15,075
109	Apartment Investment & Management Co. (REIT)	4,872
60	Arch Capital Group Ltd.*	4,310
264	Archstone-Smith Trust (REIT)	15,523
94	Arthur J. Gallagher & Co.	2,776
151	Associated Banc-Corp.	4,260
143	Assurant, Inc.	7,370
103	Astoria Financial Corp.	2,685
94	AvalonBay Communities, Inc. (REIT)	10,752
182	Axis Capital Holdings Ltd.	6,570
97	Bancorpsouth, Inc.	2,424
5,261	Bank of America Corp.	266,627
39	Bank of Hawaii Corp.	2,005
876	Bank of New York Mellon Corp. (The)	35,417
653	BB&T Corp.	25,944
141	Bear Stearns Cos., Inc. (The)	15,321
33	BlackRock, Inc.	5,118
26	BOK Financial Corp.	1,324
121	Boston Properties, Inc. (REIT)	12,108
103	Brandywine Realty Trust (REIT)	2,655
60	BRE Properties, Inc. (REIT)	3,332
67	Camden Property Trust (REIT)	4,120
464	Capital One Financial Corp.	30,002
61	CapitalSource, Inc. (REIT)	1,088
8	Capitol Federal Financial	279
78	CBL & Associates Properties, Inc. (REIT)	2,571
476	Chubb Corp.	24,338
204	Cincinnati Financial Corp.	8,597
227	CIT Group, Inc.	8,528
5,864	Citigroup, Inc.	274,904
49	City National Corp.	3,498
32	CNA Financial Corp.	1,343
188	Colonial BancGroup, Inc. (The)	3,989
55	Colonial Properties Trust (REIT)	1,975
185	Comerica, Inc.	10,319
162	Commerce Bancorp, Inc.	5,950
83	Commerce Bancshares, Inc.	3,876

See accompanying notes to schedules of portfolio investments.

156	Compass Bancshares, Inc.	10,195
224	Conseco, Inc.*	3,149
703	Countrywide Financial Corp.	13,955
71	Cullen/Frost Bankers, Inc.	3,662
148	Developers Diversified Realty Corp. (REIT)	7,915
534	Discover Financial Services*	12,357
123	Douglas Emmett, Inc. (REIT)	3,007
44	Duke Realty Corp. (REIT)	1,487
316	E*Trade Financial Corp.*	4,923
75	East West Bancorp, Inc.	2,685
70	Endurance Specialty Holdings Ltd.	2,791
345	Equity Residential (REIT)	13,883
46	Erie Indemnity Co., Class A	2,571
16	Essex Property Trust, Inc. (REIT)	1,885
75	Everest Re Group Ltd.	7,641
1,154	Fannie Mae	75,714
32	Federal Realty Investment Trust (REIT)	2,690
263	Fidelity National Financial, Inc., Class A	4,784
652	Fifth Third Bancorp	23,270
115	First American Corp.	4,810
7	First Citizens BancShares, Inc., Class A	1,241
149	First Horizon National Corp.	4,571
477	Freddie Mac	29,388
205	Fulton Financial Corp.	3,014
115	General Growth Properties, Inc. (REIT)	5,717
516	Genworth Financial, Inc.	14,954
272	Goldman Sachs Group, Inc. (The)	47,875
58	Hanover Insurance Group, Inc. (The)	2,481
375	Hartford Financial Services Group, Inc.	33,341
75	HCC Insurance Holdings, Inc.	2,071
244	Health Care Property Investors, Inc. (REIT)	7,422
84	Health Care REIT, Inc. (REIT)	3,352
111	Hospitality Properties Trust (REIT)	4,380
619	Host Hotels & Resorts, Inc. (REIT)	13,798
251	HRPT Properties Trust (REIT)	2,455
389	Hudson City Bancorp, Inc.	5,532
433	Huntington Bancshares, Inc.	7,452
87	IndyMac Bancorp, Inc.	2,105
152	iStar Financial, Inc. (REIT)	5,563
47	Janus Capital Group, Inc.	1,250
149	Jefferies Group, Inc.	3,847
4,050	JPMorgan Chase & Co.	180,306
465	Keycorp	15,484
255	Kimco Realty Corp. (REIT)	10,919
92	Legg Mason, Inc.	7,987
631	Lehman Brothers Holdings, Inc.	34,598
194	Leucadia National Corp.	8,610
109	Liberty Property Trust (REIT)	4,258
321	Lincoln National Corp.	19,542
516	Loews Corp.	24,257
81	M&T Bank Corp.	8,576
81	Mack-Cali Realty Corp. (REIT)	3,383
12	Markel Corp.*	5,708
658	Marsh & McLennan Cos., Inc.	17,536
307	Marshall & Ilsley Corp.	13,419
155	MBIA, Inc.	9,300
32	Mercury General Corp.	1,686
772	Merrill Lynch & Co., Inc.	56,896
559	MetLife, Inc.	35,804
98	MGIC Investment Corp.	2,956
1,178	Morgan Stanley	73,472
27	Nasdaq Stock Market, Inc. (The)*	882
607	National City Corp.	16,334
63	Nationwide Financial Services	3,372
372	New York Community Bancorp, Inc.	6,581
40	Northern Trust Corp.	2,458
274	Old Republic International Corp.	4,984
34	OneBeacon Insurance Group Ltd.	725
52	PartnerRe Ltd.	3,781
79	People’s United Financial, Inc.	1,397
16	Philadelphia Consolidated Holding Co.*	640
193	Plum Creek Timber Co., Inc. (REIT)	8,092
103	PMI Group, Inc. (The)	3,263
409	PNC Financial Services Group, Inc.	28,781
331	Popular, Inc.	4,085
300	Principal Financial Group, Inc.	16,647
873	Progressive Corp. (The)	17,757
38	Prologis (REIT)	2,286
83	Protective Life Corp.	3,469
417	Prudential Financial, Inc.	37,438

See accompanying notes to schedules of portfolio investments.

137	Public Storage (REIT)	10,382
95	Radian Group, Inc.	1,676
112	Raymond James Financial, Inc.	3,672
86	Rayonier, Inc. (REIT)	3,676
82	Regency Centers Corp. (REIT)	5,697
835	Regions Financial Corp.	26,135
35	Reinsurance Group of America, Inc.	1,901
86	RenaissanceRe Holdings Ltd.	4,926
126	Safeco Corp.	7,311
117	Simon Property Group, Inc. (REIT)	11,106
70	SL Green Realty Corp. (REIT)	7,806
508	Sovereign Bancorp, Inc.	9,185
63	Stancorp Financial Group, Inc.	2,967
90	State Street Corp.	5,522
5	Student Loan Corp. (The)	986
423	SunTrust Banks, Inc.	33,311
205	Synovus Financial Corp.	5,662
28	Taubman Centers, Inc. (REIT)	1,444
153	TCF Financial Corp.	3,866
103	TFS Financial Corp.*	1,195
143	Thornburg Mortgage, Inc. (REIT)	1,685
113	Torchmark Corp.	6,956
20	Transatlantic Holdings, Inc.	1,417
787	Travelers Cos Inc. (The)	39,775
57	UnionBanCal Corp.	3,350
54	Unitrin, Inc.	2,455
428	Unum Group	10,473
2,061	U.S. Bancorp	66,673
143	Valley National Bancorp	3,246
158	Vornado Realty Trust (REIT)	16,841
2,268	Wachovia Corp.	111,087
104	Washington Federal, Inc.	2,760
1,046	Washington Mutual, Inc.	38,409
67	Webster Financial Corp.	2,845
3,980	Wells Fargo & Co.	145,429
2	Wesco Financial Corp.	790
11	White Mountains Insurance Group Ltd.	5,742
80	Whitney Holding Corp.	2,216
81	Wilmington Trust Corp.	3,248
148	WR Berkley Corp.	4,424
195	XL Capital Ltd., Class A	14,859
128	Zions Bancorporation	9,037
		2,868,555
	Health Care — 6.3%
116	Aetna, Inc.	5,906
116	AmerisourceBergen Corp.	5,551
367	Amgen, Inc.*	18,390
180	Applera Corp. - Applied Biosystems Group	5,690
50	Bausch & Lomb, Inc.	3,160
14	Beckman Coulter, Inc.	1,007
276	Biogen Idec, Inc.*	17,614
1,579	Boston Scientific Corp.*	20,259
34	Brookdale Senior Living, Inc.	1,245
53	Charles River Laboratories International, Inc.*	2,781
104	Community Health Systems, Inc.*	3,612
32	Cooper Cos., Inc. (The)	1,560
12	Coventry Health Care, Inc.*	688
588	Covidien Ltd.*	23,420
602	Eli Lilly & Co.	34,525
287	Health Management Associates, Inc., Class A	1,954
61	Hillenbrand Industries, Inc.	3,511
25	IMS Health, Inc.	749
35	Invitrogen Corp.*	2,726
2,146	Johnson & Johnson	132,601
12	Kinetic Concepts, Inc.*	721
289	King Pharmaceuticals, Inc.*	4,344
68	LifePoint Hospitals, Inc.*	1,911
27	McKesson Corp.	1,545
447	Merck & Co., Inc.	22,426
171	Millennium Pharmaceuticals, Inc.*	1,736
127	Omnicare, Inc.	4,144
106	PerkinElmer, Inc.	2,905
8,320	Pfizer, Inc.	206,669
14	Quest Diagnostics, Inc.	766
127	Tenet Healthcare Corp.*	431
252	Thermo Fisher Scientific, Inc.*	13,666
39	Universal Health Services, Inc., Class B	2,059
51	Watson Pharmaceuticals, Inc.*	1,521
399	WellPoint, Inc.*	32,155
756	Wyeth	35,003
		618,951

See accompanying notes to schedules of portfolio investments.

	Industrials — 9.2%
55	3M Co.	5,004
38	AGCO Corp.*	1,642
51	Alexander & Baldwin, Inc.	2,647
5	Alliant Techsystems, Inc.*	527
288	Allied Waste Industries, Inc.*	3,678
23	Armstrong World Industries, Inc.*	966
18	Avery Dennison Corp.	1,076
78	Avis Budget Group, Inc.*	1,810
24	Burlington Northern Santa Fe Corp.	1,948
54	Carlisle Cos., Inc.	2,658
38	Cintas Corp.	1,393
12	Con-way, Inc.	582
147	Cooper Industries Ltd., Class A	7,522
5	Copart, Inc.*	147
60	Crane Co.	2,687
430	CSX Corp.	17,630
254	Deere & Co.	34,559
164	Dover Corp.	8,102
46	DRS Technologies, Inc.	2,414
153	Eaton Corp.	14,416
159	Emerson Electric Co.	7,828
59	FedEx Corp.	6,471
7	Flowserve Corp.	500
63	Gardner Denver, Inc.*	2,514
37	GATX Corp.	1,613
413	General Dynamics Corp.	32,445
10,843	General Electric Co.	421,467
132	Hertz Global Holdings, Inc.*	2,919
133	Honeywell International, Inc.	7,468
47	Hubbell, Inc., Class B	2,547
149	Illinois Tool Works, Inc.	8,667
335	Ingersoll-Rand Co., Ltd., Class A	17,397
188	ITT Corp.	12,782
36	Kansas City Southern*	1,094
200	KBR, Inc.*	6,568
19	Kennametal, Inc.	1,533
99	L-3 Communications Holdings, Inc.	9,753
94	Laidlaw International, Inc.	3,258
59	Lennox International, Inc.	2,122
16	Lincoln Electric Holdings, Inc.	1,151
422	Masco Corp.	10,980
229	Norfolk Southern Corp.	11,727
383	Northrop Grumman Corp.	30,196
105	Northwest Airlines Corp.*	1,951
131	Owens Corning, Inc.*	3,270
13	Pall Corp.	496
137	Parker Hannifin Corp.	14,723
118	Pentair, Inc.	4,381
47	Pitney Bowes, Inc.	2,100
255	Raytheon Co.	15,642
21	Republic Services, Inc.	653
261	R.R. Donnelley & Sons Co.	9,349
72	Ryder System, Inc.	3,942
8	Shaw Group, Inc. (The)*	400
731	Southwest Airlines Co.	11,045
15	Spirit Aerosystems Holdings, Inc., Class A*	536
67	SPX Corp.	6,033
20	Steelcase, Inc.	353
46	Teleflex, Inc.	3,577
112	Timken Co.	3,983
12	Trinity Industries, Inc.	451
588	Tyco International Ltd.	25,966
56	UAL Corp.*	2,658
123	Union Pacific Corp.	13,723
97	United Rentals, Inc.*	3,162
460	United Technologies Corp.	34,330
48	URS Corp.*	2,565
96	US Airways Group, Inc.*	2,971
95	USG Corp.*	3,669
269	Waste Management, Inc.	10,133
14	WW Grainger, Inc.	1,283
68	YRC Worldwide, Inc.*	2,095
		899,848
	Information Technology — 3.5%
139	ADC Telecommunications, Inc.*	2,544
389	Advanced Micro Devices, Inc.*	5,057
64	Affiliated Computer Services, Inc., Class A*	3,202
66	Arrow Electronics, Inc.*	2,769

See accompanying notes to schedules of portfolio investments.

580	Atmel Corp.*	3,074
395	Avaya, Inc.*	6,648
73	Avnet, Inc.*	2,870
48	AVX Corp.	755
183	CA, Inc.	4,610
239	Cadence Design Systems, Inc.*	5,191
17	Ceridian Corp.*	582
20	Checkfree Corp.*	925
205	Computer Sciences Corp.*	11,470
67	Compuware Corp.*	543
162	Convergys Corp.*	2,714
75	Cree, Inc.*	1,995
253	Electronic Data Systems Corp.	5,791
61	Fair Isaac Corp.	2,256
86	Fairchild Semiconductor International, Inc.*	1,613
36	Fidelity National Information Services, Inc.	1,706
753	First Data Corp.	25,015
42	Hewitt Associates, Inc., Class A*	1,412
172	Ingram Micro, Inc.*	3,378
156	Integrated Device Technology, Inc.*	2,440
330	International Business Machines Corp.	38,508
67	International Rectifier Corp.*	2,305
73	Intersil Corp., Class A	2,432
81	Jabil Circuit, Inc.	1,798
110	JDS Uniphase Corp.*	1,602
172	Juniper Networks, Inc.*	5,662
51	Lexmark International, Inc., Class A*	1,900
346	LSI Corp.*	2,384
604	Micron Technology, Inc.*	6,916
70	Molex, Inc.	1,831
2,744	Motorola, Inc.	46,511
187	NCR Corp.*	9,307
360	Novell, Inc.*	2,678
52	Novellus Systems, Inc.*	1,423
19	QLogic Corp.*	253
26	Rambus, Inc.*	392
110	SanDisk Corp.*	6,167
489	Sanmina-SCI Corp.*	1,120
400	Seagate Technology	10,328
727	Solectron Corp.*	2,821
3,153	Sun Microsystems, Inc.*	16,900
914	Symantec Corp.*	17,192
65	Tech Data Corp.*	2,534
75	Tektronix, Inc.	2,411
519	Tellabs, Inc.*	5,475
111	Teradyne, Inc.*	1,653
588	Tyco Electronics Ltd.*	20,504
412	Unisys Corp.*	3,036
182	Vishay Intertechnology, Inc.*	2,408
185	Western Digital Corp.*	4,322
52	Western Union Co. (The)	979
1,111	Xerox Corp.*	19,031
		341,343
	Materials — 3.6%
136	Air Products & Chemicals, Inc.	12,241
6	Airgas, Inc.	277
1,031	Alcoa, Inc.	37,662
67	Ashland, Inc.	4,006
124	Bemis Co., Inc.	3,704
22	Cabot Corp.	887
14	Carpenter Technology Corp.	1,636
54	Celanese Corp., Class A	1,940
268	Chemtura Corp.	2,468
141	Commercial Metals Co.	4,074
50	Cytec Industries, Inc.	3,320
277	Domtar Corp.*	2,216
1,130	Dow Chemical Co. (The)	48,172
100	Eastman Chemical Co.	6,676
921	EI Du Pont de Nemours & Co.	44,899
45	FMC Corp.	4,050
80	Freeport-McMoRan Copper & Gold, Inc.	6,994
107	Huntsman Corp.	2,777
27	International Flavors & Fragrances, Inc.	1,356
516	International Paper Co.	18,117
124	Louisiana-Pacific Corp.	2,323
61	Lubrizol Corp.	3,878
274	Lyondell Chemical Co.	12,703
219	MeadWestvaco Corp.	6,918
105	Mosaic Co. (The)*	4,412
294	Newmont Mining Corp.	12,424

See accompanying notes to schedules of portfolio investments.

277	Nucor Corp.	14,653
12	Owens-Illinois, Inc.*	483
195	PPG Industries, Inc.	14,303
70	Reliance Steel & Aluminum Co.	3,708
83	Rohm & Haas Co.	4,693
20	RPM International, Inc.	453
42	Scotts Miracle-Gro Co. (The), Class A	1,901
165	Sealed Air Corp.	4,364
109	Sigma-Aldrich Corp.	4,883
302	Smurfit-Stone Container Corp.*	3,189
119	Sonoco Products Co.	4,286
75	Steel Dynamics, Inc.	3,254
125	Temple-Inland, Inc.	6,885
140	United States Steel Corp.	13,227
107	Valspar Corp.	2,886
23	Westlake Chemical Corp.	622
256	Weyerhaeuser Co.	17,452
		351,372
	Telecommunication Services — 5.9%
408	Alltel Corp.	27,850
7,309	AT&T, Inc.	291,410
130	CenturyTel, Inc.	6,238
334	Citizens Communications Co.	4,846
28	Clearwire Corp., Class A*	599
50	Crown Castle International Corp.*	1,838
179	Embarq Corp.	11,173
1,907	Qwest Communications International, Inc.*	17,068
3,334	Sprint Nextel Corp.	63,079
67	Telephone & Data Systems, Inc.	4,338
13	U.S. Cellular Corp.*	1,264
3,442	Verizon Communications, Inc.	144,151
253	Windstream Corp.	3,613
		577,467
	Utilities — 5.4%
92	AGL Resources, Inc.	3,653
135	Alliant Energy Corp.	5,114
245	Ameren Corp.	12,441
473	American Electric Power Co., Inc.	21,039
146	Aqua America, Inc.	3,498
105	Atmos Energy Corp.	2,952
266	CMS Energy Corp.	4,341
321	Consolidated Edison, Inc.	14,747
48	Constellation Energy Group, Inc.	3,981
345	Dominion Resources, Inc.	29,387
62	DPL, Inc.	1,634
209	DTE Energy Co.	9,992
1,493	Duke Energy Corp.	27,382
336	Dynegy, Inc., Class A*	2,718
386	Edison International	20,346
85	Energen Corp.	4,564
187	Energy East Corp.	4,991
234	Entergy Corp.	24,247
35	Equitable Resources, Inc.	1,722
437	Exelon Corp.	30,883
361	FirstEnergy Corp.	22,180
482	FPL Group, Inc.	28,361
102	Great Plains Energy, Inc.	2,891
97	Hawaiian Electric Industries, Inc.	2,034
90	Integrys Energy Group, Inc.	4,515
216	MDU Resources Group, Inc.	5,843
96	Mirant Corp.*	3,741
99	National Fuel Gas Co.	4,390
325	NiSource, Inc.	6,123
183	Northeast Utilities	5,060
56	NRG Energy, Inc.*	2,133
127	NSTAR	4,162
109	OGE Energy Corp.	3,675
123	Oneok, Inc.	5,763
229	Pepco Holdings, Inc.	6,385
417	PG&E Corp.	18,556
119	Pinnacle West Capital Corp.	4,741
116	PPL Corp.	5,598
306	Progress Energy, Inc.	14,039
301	Public Service Enterprise Group, Inc.	25,582
139	Puget Energy, Inc.	3,243
134	Questar Corp.	6,696
405	Reliant Energy, Inc.*	10,332
138	SCANA Corp.	5,296
313	Sempra Energy	17,224
224	Sierra Pacific Resources	3,432

See accompanying notes to schedules of portfolio investments.

891	Southern Co.	31,622
127	Southern Union Co.	3,791
249	TECO Energy, Inc.	3,944
145	TXU Corp.	9,773
126	UGI Corp.	3,219
91	Vectren Corp.	2,484
139	Wisconsin Energy Corp.	6,159
485	Xcel Energy, Inc.	9,996
		522,615

	Total Common Stock (Cost $8,994,403)	8,751,108

Principal
Amount
	Repurchase Agreements — 11.1%
$157,068	Credit Suisse First Boston Corp.,
	5.25%, dated 08/31/07,
	due 09/04/07, total to be
	received $157,158 **	157,068

928,275	UBS Warburg LLC,
	5.25%, dated 08/31/07,
	due 09/04/07, total to be
	received $928,809 ***	928,276

	Total Repurchase Agreements (Cost $1,085,344)	1,085,344

	Total Investments (Cost $10,079,747) — 100.5%	9,836,452
	Liabilities in excess of other assets — (0.5)%	(48,979)
	Net Assets — 100.0%	$9,787,473

(a)	All or a portion of each security is held in a segregated account for the benefit of swap counterparties in the event of default.
*	Non-income producing security.
**

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Bank, 0% to 5.50%, due 9/14/07 to 7/15/36; Federal Home Loan Mortgage Corp., 0% due 11/29/19, which had a total value of $160,210. The investment in the repurchase agreement was through participation in a pooled account.

***

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Bank, 0% to 6.05%, due 9/5/07 to 12/28/18; Federal Home Loan Mortgage Corp., 0% to 6.03%, due 9/15/07 to 4/16/37; Federal National Mortgage Association, 0% to 6.07%, due 9/4/07 to 4/18/36, which had a total value of $946,842. The investment in the repurchase agreement was through participation in a pooled account.

REIT	Real Estate Investment Trust

As of August 31, 2007, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$397,225
Aggregate gross unrealized depreciation	(652,881)
Net unrealized depreciation	$(255,656)

Federal income tax cost of investments	$10,092,108

Swap Agreements

Ultra Russell1000 Value had the following open swap agreement as of August 31, 2007:

	Notional Amount at Value	Unrealized Depreciation
Equity Index Swap Agreement based on Russell 1000® Value Index, expiring 09/27/07	$10,913,024	$(16,563)

See accompanying notes to schedules of portfolio investments.

Ultra Russell1000 Growth

Schedule of Portfolio Investments

August 31, 2007 (Unaudited)

Shares		Value
	Common Stocks (a) — 88.1%
	Consumer Discretionary — 11.7%
163	Abercrombie & Fitch Co.	$12,828
198	Advance Auto Parts, Inc.	7,041
565	Amazon.Com, Inc.*	45,149
345	American Eagle Outfitters, Inc.	8,911
96	AnnTaylor Stores Corp.*	3,009
268	Apollo Group, Inc., Class A*	15,724
87	Autoliv, Inc.	4,991
86	Autozone, Inc.*	10,431
8	Barnes & Noble, Inc.	289
514	Bed Bath & Beyond, Inc.*	17,805
735	Best Buy Co., Inc.	32,303
198	Big Lots, Inc.*	5,894
63	Black & Decker Corp.	5,465
23	BorgWarner, Inc.	1,944
104	Boyd Gaming Corp.	4,248
195	Brinker International, Inc.	5,624
118	Burger King Holdings, Inc.	2,798
135	Cablevision Systems Corp.*	4,529
176	Career Education Corp.*	5,227
401	Carmax, Inc.*	9,087
337	Carnival Corp.	15,364
11	Centex Corp.	318
58	Central European Media Enterprises Ltd.*	5,348
134	Cheesecake Factory (The)*	3,341
327	Chico’s FAS, Inc.*	5,225
69	Choice Hotels International, Inc.	2,586
137	Circuit City Stores, Inc.	1,491
197	Clear Channel Communications, Inc.	7,340
74	Clear Channel Outdoor Holdings, Inc., Class A*	1,878
689	Coach, Inc.*	30,681
115	Coldwater Creek, Inc.*	1,431
3,360	Comcast Corp., Class A*	87,662
148	CROCS, Inc.*	8,738
96	CTC Media, Inc.*	2,208
262	Darden Restaurants, Inc.	10,899
75	Dick’s Sporting Goods, Inc.*	4,867
1,399	DIRECTV Group, Inc. (The)*	32,639
287	Discovery Holding Co., Class A*	7,209
181	Dollar Tree Stores, Inc.*	7,864
111	Dow Jones & Co., Inc.	6,555
97	DreamWorks Animation SKG, Inc., Class A*	2,992
386	EchoStar Communications Corp., Class A*	16,336
280	Family Dollar Stores, Inc.	8,198
292	GameStop Corp., Class A*	14,641
214	Garmin Ltd.	21,792
265	Gentex Corp.	5,311
45	Getty Images, Inc.*	1,404
389	Goodyear Tire & Rubber Co. (The)*	10,760
101	Guess ?, Inc.	5,353
599	H&R Block, Inc.	11,884
179	Hanesbrands, Inc.*	5,363
478	Harley-Davidson, Inc.	25,712
121	Harman International Industries, Inc.	13,720
199	Harrah’s Entertainment, Inc.	17,068
65	Harte-Hanks, Inc.	1,572
100	Hasbro, Inc.	2,821
723	Hilton Hotels Corp.	33,222
2,120	Home Depot, Inc.	81,217
22	IAC/InterActiveCorp*	611
617	International Game Technology	23,551

See accompanying notes to schedules of portfolio investments.

537	Interpublic Group of Cos., Inc.*	5,880
76	ITT Educational Services, Inc.*	8,345
65	Jarden Corp.*	2,131
419	JC Penney Co., Inc.	28,810
94	John Wiley & Sons, Inc., Class A	3,898
290	Johnson Controls, Inc.	32,799
596	Kohl’s Corp.*	35,343
153	Lamar Advertising Co., Class A	8,097
194	Las Vegas Sands Corp.*	19,342
363	Liberty Global, Inc., Class A*	14,876
724	Liberty Media Corp. - Interactive, Class A*	13,734
653	Limited Brands, Inc.	15,123
13	Liz Claiborne, Inc.	444
2,794	Lowe’s Cos., Inc.	86,782
611	Marriott International, Inc., Class A	27,141
327	Mattel, Inc.	7,073
459	McDonald’s Corp.	22,606
637	McGraw-Hill Cos., Inc. (The)	32,143
89	Meredith Corp.	4,975
220	MGM Mirage*	18,473
67	New York Times Co. (The), Class A	1,473
268	Newell Rubbermaid, Inc.	6,912
2,795	News Corp., Class A	56,543
661	Nike, Inc., Class B	37,241
478	Nordstrom, Inc.	22,992
64	NutriSystem, Inc.*	3,471
4	NVR, Inc.*	2,238
212	O’Reilly Automotive, Inc.*	7,534
510	Office Depot, Inc.*	12,469
64	OfficeMax, Inc.	2,273
614	Omnicom Group, Inc.	31,271
74	Orient-Express Hotels Ltd.	3,704
53	Panera Bread Co., Class A*	2,318
136	Penn National Gaming, Inc.*	7,997
252	PetSmart, Inc.	8,744
104	Phillips-Van Heusen	6,056
114	Polo Ralph Lauren Corp.	8,612
91	Pool Corp.	2,971
140	Pulte Homes, Inc.	2,330
177	RadioShack Corp.	4,207
118	Regal Entertainment Group, Class A	2,660
258	Ross Stores, Inc.	7,180
225	Saks, Inc.	3,638
120	Scientific Games Corp.*	4,187
206	Sherwin-Williams Co. (The)	14,216
2,714	Sirius Satellite Radio, Inc.*	8,061
50	Stanley Works (The)	2,837
1,327	Staples, Inc.	31,516
1,375	Starbucks Corp.*	37,881
399	Starwood Hotels & Resorts Worldwide, Inc.	24,387
48	Station Casinos, Inc.	4,215
1,587	Target Corp.	104,631
59	Thor Industries, Inc.	2,595
253	Tiffany & Co.	12,986
351	Tim Hortons, Inc.	11,622
159	Time Warner Cable, Inc., Class A*	5,835
1,007	Time Warner, Inc.	19,113
844	TJX Cos., Inc.	25,734
64	Tractor Supply Co.*	3,082
210	Urban Outfitters, Inc.*	4,809
1,131	Viacom, Inc., Class B*	44,629
112	WABCO Holdings, Inc.	5,069
1,614	Walt Disney Co. (The)	54,230
37	Warner Music Group Corp.	426
66	Weight Watchers International, Inc.	3,428
162	Wendy’s International, Inc.	5,328
105	Whirlpool Corp.	10,123

See accompanying notes to schedules of portfolio investments.

169	Williams-Sonoma, Inc.	5,633
25	Wyndham Worldwide Corp.	798
102	Wynn Resorts Ltd.	12,620
530	XM Satellite Radio Holdings, Inc., Class A*	6,609
972	Yum! Brands, Inc.	31,804
		1,881,722
	Consumer Staples — 8.6%
26	Alberto-Culver Co.	602
2,229	Altria Group, Inc.	154,715
888	Anheuser-Busch Cos., Inc.	43,867
751	Avon Products, Inc.	25,797
72	Bare Escentuals, Inc.*	1,771
102	Brown-Forman Corp., Class B	7,299
244	Campbell Soup Co.	9,211
115	Church & Dwight Co., Inc.	5,167
236	Clorox Co.	14,113
2,829	Coca-Cola Co. (The)	152,144
875	Colgate-Palmolive Co.	58,030
570	Costco Wholesale Corp.	35,197
1,466	CVS Caremark Corp.	55,444
16	Dean Foods Co.	430
75	Energizer Holdings, Inc.*	7,945
203	Estee Lauder Cos., Inc. (The)	8,443
51	General Mills, Inc.	2,850
127	Hansen Natural Corp.*	5,704
94	Herbalife Ltd.	3,990
221	Hershey Co. (The)	10,276
332	HJ Heinz Co.	14,970
295	Kellogg Co.	16,204
351	Kimberly-Clark Corp.	24,110
838	Kroger Co. (The)	22,274
119	Loews Corp.- Carolina Group	9,058
161	McCormick & Co., Inc. (Non-Voting)	5,770
103	NBTY, Inc.*	3,780
66	Pepsi Bottling Group, Inc.	2,283
3,023	PepsiCo, Inc.	205,655
2,314	Procter & Gamble Co.	151,127
713	Sara Lee Corp.	11,850
1,147	SYSCO Corp.	38,287
164	UST, Inc.	8,082
3,284	Wal-Mart Stores, Inc.	143,281
1,851	Walgreen Co.	83,425
262	Whole Foods Market, Inc.	11,596
391	WM. Wrigley Jr. Co.	22,776
		1,377,523
	Energy — 7.1%
265	Arch Coal, Inc.	7,815
594	Baker Hughes, Inc.	49,813
544	BJ Services Co.	13,497
180	Cabot Oil & Gas Corp.	6,001
204	Cameron International Corp.*	16,681
79	Cheniere Energy, Inc.*	2,850
498	Chesapeake Energy Corp.	16,065
52	CNX Gas Corp.*	1,386
338	Consol Energy, Inc.	13,479
26	Continental Resources, Inc.*	386
225	Denbury Resources, Inc.*	8,951
127	Diamond Offshore Drilling, Inc.	13,355
159	Dresser-Rand Group, Inc.*	5,862
256	ENSCO International, Inc.	13,880
2,133	Exxon Mobil Corp.	182,862
121	FMC Technologies, Inc.*	11,459
84	Foundation Coal Holdings, Inc.	2,849
103	Frontier Oil Corp.	4,226
90	Frontline Ltd.	4,205
171	Global Industries Ltd.*	4,135
423	GlobalSantaFe Corp.	29,860

See accompanying notes to schedules of portfolio investments.

237	Grant Prideco, Inc.*	13,106
1,696	Halliburton Co.	58,665
135	Helix Energy Solutions Group, Inc.*	5,188
84	Holly Corp.	5,599
151	Massey Energy Co.	3,133
461	Nabors Industries Ltd.*	13,641
330	National Oilwell Varco, Inc.*	42,240
497	Noble Corp.	24,383
45	Noble Energy, Inc.	2,703
101	Oceaneering International, Inc.*	6,783
492	Peabody Energy Corp.	20,915
228	Pride International, Inc.*	8,019
93	Quicksilver Resources, Inc.*	3,715
275	Range Resources Corp.	9,985
147	Rowan Cos., Inc.	5,518
2,187	Schlumberger Ltd.	211,045
372	Smith International, Inc.	24,928
315	Southwestern Energy Co.*	11,715
225	Sunoco, Inc.	16,457
150	Superior Energy Services*	5,823
254	Tesoro Corp.	12,530
135	Tetra Technologies, Inc.*	2,699
69	Tidewater, Inc.	4,516
535	Transocean, Inc.*	56,223
67	Unit Corp.*	3,287
804	Valero Energy Corp.	55,082
33	W&T Offshore, Inc.	736
626	Weatherford International Ltd.*	36,546
26	Western Refining, Inc.	1,348
930	Williams Cos., Inc.	28,830
684	XTO Energy, Inc.	37,182
		1,142,157
	Financials — 6.2%
34	ACE Ltd.	1,964
55	Affiliated Managers Group, Inc.*	6,229
832	Aflac, Inc.	44,354
122	A.G. Edwards, Inc.	10,197
1,922	American Express Co.	112,668
291	American International Group, Inc.	19,206
15	AmeriCredit Corp.*	260
10	Apartment Investment & Management Co. (REIT)	447
36	Arthur J. Gallagher & Co.	1,063
31	Bank of Hawaii Corp.	1,594
729	Bank of New York Mellon Corp. (The)	29,473
68	BlackRock, Inc.	10,547
208	Brown & Brown, Inc.	5,599
138	CapitalSource, Inc. (REIT)	2,460
28	Capitol Federal Financial	975
362	CB Richard Ellis Group, Inc., Class A*	10,686
1,880	Charles Schwab Corp. (The)	37,224
102	CME Group, Inc.	56,590
5	CNA Financial Corp.	210
102	Commerce Bancorp, Inc.	3,746
50	Discover Financial Services*	1,157
186	Duke Realty Corp. (REIT)	6,285
298	E*Trade Financial Corp.*	4,643
205	Eaton Vance Corp.	7,870
18	Erie Indemnity Co., Class A	1,006
21	Essex Property Trust, Inc. (REIT)	2,474
54	Federal Realty Investment Trust (REIT)	4,540
162	Federated Investors, Inc., Class B	5,688
114	First Marblehead Corp. (The)	3,818
134	Forest City Enterprises, Inc., Class A	7,444
308	Franklin Resources, Inc.	40,585
481	Freddie Mac	29,634
222	General Growth Properties, Inc. (REIT)	11,036
332	Goldman Sachs Group, Inc. (The)	58,435

See accompanying notes to schedules of portfolio investments.

5	Hanover Insurance Group, Inc. (The)	214
90	HCC Insurance Holdings, Inc.	2,485
19	Health Care REIT, Inc. (REIT)	758
402	Hudson City Bancorp, Inc.	5,716
131	IntercontinentalExchange, Inc.*	19,109
82	Investment Technology Group, Inc.*	3,318
252	Janus Capital Group, Inc.	6,701
68	Jones Lang LaSalle, Inc.	7,594
61	Kilroy Realty Corp. (REIT)	3,729
96	Lazard Ltd., Class A	3,849
101	Legg Mason, Inc.	8,769
133	Macerich Co. (The) (REIT)	10,802
403	Merrill Lynch & Co., Inc.	29,701
421	Moody’s Corp.	19,303
111	Morgan Stanley	6,923
167	Nasdaq Stock Market, Inc. (The)*	5,454
345	Northern Trust Corp.	21,204
147	Nuveen Investments, Inc., Class A	9,140
171	Nymex Holdings, Inc.	22,062
490	NYSE Euronext	35,647
23	PartnerRe Ltd.	1,672
279	People’s United Financial, Inc.	4,933
81	Philadelphia Consolidated Holding Co.*	3,242
26	Plum Creek Timber Co., Inc. (REIT)	1,090
28	Principal Financial Group, Inc.	1,554
417	Prologis (REIT)	25,087
207	Prudential Financial, Inc.	18,584
18	Public Storage (REIT)	1,364
9	Rayonier, Inc. (REIT)	385
240	SEI Investments Co.	6,089
226	Simon Property Group, Inc. (REIT)	21,452
764	SLM Corp.	38,414
138	St. Joe Co. (The)	4,363
596	State Street Corp.	36,570
194	Synovus Financial Corp.	5,358
493	T. Rowe Price Group, Inc.	25,301
55	Taubman Centers, Inc. (REIT)	2,837
461	TD Ameritrade Holding Corp.*	8,367
35	TFS Financial Corp.*	406
18	Transatlantic Holdings, Inc.	1,275
252	UDR, Inc. (REIT)	6,328
247	Ventas, Inc. (REIT)	9,406
143	Weingarten Realty Investors (REIT)	5,750
85	WR Berkley Corp.	2,541
40	XL Capital Ltd., Class A	3,048
		998,001
	Health Care — 14.0%
2,859	Abbott Laboratories	148,411
48	Abraxis BioScience, Inc.*	1,053
111	Advanced Medical Optics, Inc.*	3,190
769	Aetna, Inc.	39,150
566	Allergan, Inc.	33,966
153	AmerisourceBergen Corp.	7,321
1,442	Amgen, Inc.*	72,259
244	Amylin Pharmaceuticals, Inc.*	11,963
61	Applera Corp. - Applied Biosystems Group	1,928
204	Barr Pharmaceuticals, Inc.*	10,380
22	Bausch & Lomb, Inc.	1,390
1,209	Baxter International, Inc.	66,205
93	Beckman Coulter, Inc.	6,691
455	Becton Dickinson & Co.	35,008
102	Biogen Idec, Inc.*	6,510
456	Biomet, Inc.	20,898
3,652	Bristol-Myers Squibb Co.	106,456
17	Brookdale Senior Living, Inc.	623
677	Cardinal Health, Inc.	46,293

See accompanying notes to schedules of portfolio investments.

705	Celgene Corp.*	45,268
123	Cephalon, Inc.*	9,231
122	Cerner Corp.*	6,959
43	Charles River Laboratories International, Inc.*	2,257
534	Cigna Corp.	27,597
15	Community Health Systems, Inc.*	521
33	Cooper Cos., Inc. (The)	1,609
118	Covance, Inc.*	8,652
271	Coventry Health Care, Inc.*	15,547
192	C.R. Bard, Inc.	16,011
214	Cytyc Corp.*	9,146
152	Dade Behring Holdings, Inc.	11,478
195	DaVita, Inc.*	11,216
282	Dentsply International, Inc.	11,105
107	Edwards Lifesciences Corp.*	5,168
902	Eli Lilly & Co.	51,730
248	Endo Pharmaceuticals Holdings, Inc.*	7,906
408	Express Scripts, Inc.*	22,338
594	Forest Laboratories, Inc.*	22,352
97	Gen-Probe, Inc.*	6,210
864	Genentech, Inc.*	64,636
490	Genzyme Corp.*	30,581
1,733	Gilead Sciences, Inc.*	63,029
208	Health Net, Inc.*	11,396
165	Henry Schein, Inc.*	9,601
20	Hillenbrand Industries, Inc.	1,151
337	HLTH Corp.*	4,981
291	Hospira, Inc.*	11,247
312	Humana, Inc.*	19,996
57	Idexx Laboratories, Inc.*	6,370
111	ImClone Systems, Inc.*	3,781
325	IMS Health, Inc.	9,730
70	Intuitive Surgical, Inc.*	15,490
33	Invitrogen Corp.*	2,571
2,016	Johnson & Johnson	124,569
81	Kinetic Concepts, Inc.*	4,869
218	Laboratory Corp. of America Holdings*	16,930
156	Lincare Holdings, Inc.*	5,614
136	Manor Care, Inc.	8,689
509	McKesson Corp.	29,120
520	Medco Health Solutions, Inc.*	44,434
2,132	Medtronic, Inc.	112,655
3,322	Merck & Co., Inc.	166,665
329	Millennium Pharmaceuticals, Inc.*	3,339
100	Millipore Corp.*	6,968
461	Mylan Laboratories, Inc.	6,961
27	Omnicare, Inc.	881
258	Patterson Cos., Inc.*	9,489
216	PDL BioPharma, Inc.*	4,214
90	Pediatrix Medical Group, Inc.*	5,368
56	PerkinElmer, Inc.	1,535
192	Pharmaceutical Product Development, Inc.	6,726
269	Quest Diagnostics, Inc.	14,728
144	Resmed, Inc.*	5,855
137	Respironics, Inc.*	6,498
2,764	Schering-Plough Corp.	82,975
198	Sepracor, Inc.*	5,776
103	Sierra Health Services, Inc.*	4,326
628	St. Jude Medical, Inc.*	27,362
563	Stryker Corp.	37,608
73	Techne Corp.*	4,600
679	Tenet Healthcare Corp.*	2,302
389	Thermo Fisher Scientific, Inc.*	21,095
2,487	UnitedHealth Group, Inc.	124,375
23	Universal Health Services, Inc., Class B	1,214
237	Varian Medical Systems, Inc.*	9,572
156	VCA Antech, Inc.*	6,379

See accompanying notes to schedules of portfolio investments.

243	Vertex Pharmaceuticals, Inc.*	9,467
168	Warner Chilcott Ltd., Class A*	3,113
187	Waters Corp.*	11,514
111	Watson Pharmaceuticals, Inc.*	3,310
77	WellCare Health Plans, Inc.*	7,600
514	WellPoint, Inc.*	41,423
1,313	Wyeth	60,792
439	Zimmer Holdings, Inc.*	34,387
		2,251,853
	Industrials — 11.4%
1,251	3M Co.	113,828
111	AGCO Corp.*	4,795
46	Aircastle Ltd.	1,587
53	Alliant Techsystems, Inc.*	5,581
81	Allied Waste Industries, Inc.*	1,034
335	American Standard Cos., Inc.	12,338
198	Ametek, Inc.	7,918
446	AMR Corp.*	10,931
169	Avery Dennison Corp.	10,104
67	Avis Budget Group, Inc.*	1,555
171	BE Aerospace, Inc.*	6,664
1,461	Boeing Co.	141,279
81	Brink’s Co. (The)	4,646
623	Burlington Northern Santa Fe Corp.	50,556
31	Carlisle Cos., Inc.	1,526
1,188	Caterpillar, Inc.	90,015
314	CH Robinson Worldwide, Inc.	15,399
141	ChoicePoint, Inc.*	5,547
192	Cintas Corp.	7,037
66	Con-way, Inc.	3,200
180	Continental Airlines, Inc., Class B*	5,987
109	Cooper Industries Ltd., Class A	5,577
32	Copa Holdings SA, Class A	1,551
118	Copart, Inc.*	3,462
69	Corporate Executive Board Co.	4,694
228	Corrections Corp. of America*	5,850
223	Covanta Holding Corp.*	5,038
139	CSX Corp.	5,699
194	Cummins, Inc.	22,973
456	Danaher Corp.	35,413
24	Deere & Co.	3,265
445	Delta Air Lines, Inc.*	7,512
147	Donaldson Co., Inc.	5,612
122	Dover Corp.	6,027
4	DRS Technologies, Inc.	210
110	Dun & Bradstreet Corp.	10,730
32	Eaton Corp.	3,015
1,226	Emerson Electric Co.	60,356
270	Equifax, Inc.	10,400
396	Expeditors International Washington, Inc.	17,491
235	Fastenal Co.	10,718
479	FedEx Corp.	52,537
66	First Solar, Inc.*	6,847
95	Flowserve Corp.	6,784
164	Fluor Corp.	20,853
131	Foster Wheeler Ltd.*	15,516
37	GATX Corp.	1,613
97	General Cable Corp.*	5,643
104	General Dynamics Corp.	8,170
2,119	General Electric Co.	82,365
232	Goodrich Corp.	14,653
123	Graco, Inc.	4,970
156	Harsco Corp.	8,681
388	Hertz Global Holdings, Inc.*	8,579
89	HNI Corp.	3,635
1,239	Honeywell International, Inc.	69,570
37	Hubbell, Inc., Class B	2,005

See accompanying notes to schedules of portfolio investments.

151	IDEX Corp.	5,809
687	Illinois Tool Works, Inc.	39,963
35	Ingersoll-Rand Co., Ltd., Class A	1,818
42	ITT Corp.	2,856
221	Jacobs Engineering Group, Inc.*	14,606
181	JB Hunt Transport Services, Inc.	5,207
202	Joy Global, Inc.	8,765
86	Kansas City Southern*	2,614
42	Kennametal, Inc.	3,388
99	Kirby Corp.*	3,790
78	L-3 Communications Holdings, Inc.	7,684
103	Landstar System, Inc.	4,430
15	Lennox International, Inc.	540
54	Lincoln Electric Holdings, Inc.	3,885
653	Lockheed Martin Corp.	64,738
116	Manitowoc Co., Inc. (The)	9,221
157	Manpower, Inc.	11,031
41	Masco Corp.	1,067
207	McDermott International, Inc.*	19,870
233	Monster Worldwide, Inc.*	7,969
85	MSC Industrial Direct Co.	4,403
371	Norfolk Southern Corp.	18,999
40	Northrop Grumman Corp.	3,154
324	Northwest Airlines Corp.*	6,020
137	Oshkosh Truck Corp.	7,931
461	Paccar, Inc.	39,439
208	Pall Corp.	7,931
333	Pitney Bowes, Inc.	14,875
255	Precision Castparts Corp.	33,229
305	Quanta Services, Inc.*	8,622
425	Raytheon Co.	26,069
276	Republic Services, Inc.	8,581
273	Robert Half International, Inc.	8,720
293	Rockwell Automation, Inc.	20,645
311	Rockwell Collins, Inc.	21,419
164	Roper Industries, Inc.	10,380
137	Shaw Group, Inc. (The)*	6,857
304	Southwest Airlines Co.	4,593
107	Spirit Aerosystems Holdings, Inc., Class A*	3,825
121	Steelcase, Inc.	2,134
163	Stericycle, Inc.*	8,134
46	Sunpower Corp., Class A*	3,143
191	Terex Corp.*	15,257
462	Textron, Inc.	26,953
108	Thomas & Betts Corp.*	5,982
75	Toro Co.	4,436
130	Trinity Industries, Inc.	4,884
127	UAL Corp.*	6,029
307	Union Pacific Corp.	34,252
1,246	United Parcel Service, Inc., Class B	94,522
1,126	United Technologies Corp.	84,033
24	URS Corp.*	1,283
184	UTi Worldwide, Inc.	4,094
539	Waste Management, Inc.	20,304
85	WESCO International, Inc.*	4,045
110	WW Grainger, Inc.	10,077
		1,844,046
	Information Technology — 24.3%
1,102	Accenture Ltd., Class A	45,413
526	Activision, Inc.*	10,252
118	Acxiom Corp.	2,891
1,091	Adobe Systems, Inc.*	46,640
417	Advanced Micro Devices, Inc.*	5,421
72	Affiliated Computer Services, Inc., Class A*	3,602
749	Agilent Technologies, Inc.*	27,264
306	Akamai Technologies, Inc.*	9,859
146	Alliance Data Systems Corp.*	11,454

See accompanying notes to schedules of portfolio investments.

659	Altera Corp.	15,691
367	Amdocs Ltd.*	12,955
332	Amphenol Corp., Class A	11,989
607	Analog Devices, Inc.	22,386
1,605	Apple, Inc.*	222,260
2,565	Applied Materials, Inc.	54,788
127	Arrow Electronics, Inc.*	5,329
428	Autodesk, Inc.*	19,825
1,027	Automatic Data Processing, Inc.	46,975
216	Avaya, Inc.*	3,635
163	Avnet, Inc.*	6,408
18	AVX Corp.	283
727	BEA Systems, Inc.*	8,869
372	BMC Software, Inc.*	11,391
869	Broadcom Corp., Class A*	29,981
258	Broadridge Financial Solutions, Inc.	4,688
744	Brocade Communications Systems, Inc.*	5,208
478	CA, Inc.	12,041
143	Cadence Design Systems, Inc.*	3,106
108	CDW Corp.*	9,296
240	Ceridian Corp.*	8,220
116	Checkfree Corp.*	5,363
158	Ciena Corp.*	5,985
11,267	Cisco Systems, Inc.*	359,643
335	Citrix Systems, Inc.*	12,177
267	Cognizant Technology Solutions Corp., Class A*	19,627
114	CommScope, Inc.*	6,452
453	Compuware Corp.*	3,674
2,919	Corning, Inc.	68,217
39	Cree, Inc.*	1,037
281	Cypress Semiconductor Corp.*	7,036
4,216	Dell, Inc.*	119,102
122	Diebold, Inc.	5,352
73	Dolby Laboratories, Inc., Class A*	2,659
100	DST Systems, Inc.*	7,646
2,121	eBay, Inc.*	72,326
578	Electronic Arts, Inc.*	30,599
548	Electronic Data Systems Corp.	12,544
3,894	EMC Corp.*	76,556
155	F5 Networks, Inc.*	5,420
80	Factset Research Systems, Inc.	4,794
11	Fair Isaac Corp.	407
95	Fairchild Semiconductor International, Inc.*	1,782
301	Fidelity National Information Services, Inc.	14,267
221	First Data Corp.	7,342
312	Fiserv, Inc.*	14,514
150	Global Payments, Inc.	5,922
426	Google, Inc., Class A*	219,497
249	Harris Corp.	15,147
110	Hewitt Associates, Inc., Class A*	3,699
4,967	Hewlett-Packard Co.	245,122
123	Integrated Device Technology, Inc.*	1,924
10,782	Intel Corp.	277,637
2,018	International Business Machines Corp.	235,480
30	International Rectifier Corp.*	1,032
137	Intersil Corp., Class A	4,565
625	Intuit, Inc.*	17,069
329	Iron Mountain, Inc.*	9,298
214	Jabil Circuit, Inc.	4,751
209	JDS Uniphase Corp.*	3,043
684	Juniper Networks, Inc.*	22,517
356	Kla-Tencor Corp.	20,459
229	Lam Research Corp.*	12,281
95	Lexmark International, Inc., Class A*	3,540
412	Linear Technology Corp.	14,004
787	LSI Corp.*	5,423
876	Marvell Technology Group Ltd.*	14,515

See accompanying notes to schedules of portfolio investments.

148	Mastercard, Inc., Class A	20,275
595	Maxim Integrated Products, Inc.	17,856
296	McAfee, Inc.*	10,582
416	MEMC Electronic Materials, Inc.*	25,551
70	Mettler Toledo International, Inc.*	6,602
405	Microchip Technology, Inc.	15,601
458	Micron Technology, Inc.*	5,244
15,233	Microsoft Corp.	437,644
146	Molex, Inc.	3,818
155	MoneyGram International, Inc.	3,297
107	National Instruments Corp.	3,378
501	National Semiconductor Corp.	13,186
181	NAVTEQ Corp.*	11,403
42	NCR Corp.*	2,090
689	Network Appliance, Inc.*	19,196
80	Novell, Inc.*	595
153	Novellus Systems, Inc.*	4,188
674	Nvidia Corp.*	34,482
7,155	Oracle Corp.*	145,103
629	Paychex, Inc.	27,947
255	QLogic Corp.*	3,392
3,093	Qualcomm, Inc.	123,380
150	Rambus, Inc.*	2,262
359	Red Hat, Inc.*	6,983
36	Riverbed Technology, Inc.*	1,598
176	Salesforce.com, Inc.*	7,116
252	SanDisk Corp.*	14,127
218	Sanmina-SCI Corp.*	499
382	Seagate Technology	9,863
102	Silicon Laboratories, Inc.*	3,766
516	Solectron Corp.*	2,002
1,690	Sun Microsystems, Inc.*	9,058
241	Symantec Corp.*	4,533
269	Synopsys, Inc.*	7,349
29	Tektronix, Inc.	932
178	Teradyne, Inc.*	2,650
2,661	Texas Instruments, Inc.	91,113
69	Total System Services, Inc.	1,914
222	Trimble Navigation Ltd.*	7,839
146	Varian Semiconductor Equipment Associates, Inc.*	8,122
115	VeriFone Holdings, Inc.*	4,250
451	VeriSign, Inc.*	14,522
58	Vishay Intertechnology, Inc.*	767
14	WebMD Health Corp., Class A*	763
123	Western Digital Corp.*	2,873
1,352	Western Union Co. (The)	25,458
553	Xilinx, Inc.	14,140
2,245	Yahoo!, Inc.*	51,029
128	Zebra Technologies Corp.*	4,646
		3,914,550
	Materials — 2.7%
189	Air Products & Chemicals, Inc.	17,012
137	Airgas, Inc.	6,332
207	AK Steel Holding Corp.*	8,280
148	Albemarle Corp.	5,990
190	Allegheny Technologies, Inc.	18,884
189	Ball Corp.	9,900
90	Cabot Corp.	3,631
27	Carpenter Technology Corp.	3,155
152	Celanese Corp., Class A	5,460
87	Chaparral Steel Co.	7,438
28	Chemtura Corp.	258
76	Cleveland-Cliffs, Inc.	5,797
303	Crown Holdings, Inc.*	7,278
427	Domtar Corp.*	3,416
89	Eagle Materials, Inc.	3,378
324	Ecolab, Inc.	13,498

See accompanying notes to schedules of portfolio investments.

273	EI Du Pont de Nemours & Co.	13,309
89	Florida Rock Industries, Inc.	5,563
583	Freeport-McMoRan Copper & Gold, Inc.	50,966
123	International Flavors & Fragrances, Inc.	6,178
34	Lubrizol Corp.	2,162
79	Martin Marietta Materials, Inc.	10,665
1,010	Monsanto Co.	70,437
123	Mosaic Co. (The)*	5,168
268	Nalco Holding Co.	6,700
329	Newmont Mining Corp.	13,904
126	Nucor Corp.	6,665
269	Owens-Illinois, Inc.*	10,819
172	Packaging Corp. of America	4,481
242	Pactiv Corp.*	7,078
591	Praxair, Inc.	44,715
12	Reliance Steel & Aluminum Co.	636
153	Rohm & Haas Co.	8,651
193	RPM International, Inc.	4,370
15	Scotts Miracle-Gro Co. (The), Class A	679
41	Sealed Air Corp.	1,084
74	Sigma-Aldrich Corp.	3,315
136	Southern Copper Corp.	14,314
59	Steel Dynamics, Inc.	2,559
127	Titanium Metals Corp.*	3,981
22	Valspar Corp.	593
177	Vulcan Materials Co.	15,932
		434,631
	Telecommunication Services — 0.7%
775	American Tower Corp., Class A*	30,705
112	Citizens Communications Co.	1,625
352	Crown Castle International Corp.*	12,940
95	Leap Wireless International, Inc.*	6,887
2,839	Level 3 Communications, Inc.*	14,848
107	MetroPCS Communications, Inc.*	2,920
141	NeuStar, Inc., Class A*	4,458
321	NII Holdings, Inc.*	25,417
191	SBA Communications Corp., Class A*	6,221
85	Telephone & Data Systems, Inc.	5,504
10	U.S. Cellular Corp.*	973
489	Windstream Corp.	6,983
		119,481
	Utilities — 1.4%
1,239	AES Corp. (The)*	22,438
308	Allegheny Energy, Inc.*	15,896
17	Aqua America, Inc.	407
595	Centerpoint Energy, Inc.	9,651
260	Constellation Energy Group, Inc.	21,564
113	DPL, Inc.	2,977
101	Dynegy, Inc., Class A*	817
172	Equitable Resources, Inc.	8,461
564	Exelon Corp.	39,858
325	Mirant Corp.*	12,665
362	NRG Energy, Inc.*	13,789
534	PPL Corp.	25,771
109	Questar Corp.	5,447
60	Sierra Pacific Resources	919
625	TXU Corp.	42,125
		222,785
	Total Common Stock (Cost $13,867,545)	14,186,749

See accompanying notes to schedules of portfolio investments.

Principal Amount
	Repurchase Agreements — 11.1%
$258,225	Credit Suisse First Boston Corp.,
	5.25%, dated 08/31/07,
	due 09/04/07, total to be
	received $258,374 **	258,225

1,526,112	UBS Warburg LLC,
	5.25%, dated 08/31/07,
	due 09/04/07, total to be
	received $1,526,990 ***	1,526,112

	Total Repurchase Agreements
	(Cost $1,784,337)	1,784,337

	Total Investments
	(Cost $15,651,882) — 99.2%	15,971,086
	Other assets less liabilities — 0.8%	132,109
	Net Assets — 100.0%	$16,103,195

(a)	All or a portion of each security is held in a segregated account for the benefit of swap counterparties in the event of default.
*	Non-income producing security.
**

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Bank, 0% to 5.50%, due 9/14/07 to 7/15/36; Federal Home Loan Mortgage Corp., 0% due 11/29/19, which had a total value of $263,391. The investment in the repurchase agreement was through participation in a pooled account.

***

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Bank, 0% to 6.05%, due 9/5/07 to 12/28/18; Federal Home Loan Mortgage Corp., 0% to 6.03%, due 9/15/07 to 4/16/37; Federal National Mortgage Association, 0% to 6.07%, due 9/4/07 to 4/18/36, which had a total value of $1,556,635. The investment in the repurchase agreement was through participation in a pooled account.

REIT	Real Estate Investment Trust.

As of August 31, 2007, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$759,875
Aggregate gross unrealized depreciation	(454,667)
Net unrealized appreciation	$305,208

Federal income tax cost of investments	$15,665,878

Swap Agreements

Ultra Russell1000 Growth had the following open swap agreement as of August 31, 2007:

	Notional Amount at Value	Unrealized Appreciation
Equity Index Swap Agreement based on the Russell 1000® Growth Index, expiring 09/27/07	$17,907,118	$182,793

See accompanying notes to schedules of portfolio investments.

Ultra Russell MidCap Value

Schedule of Portfolio Investments

August 31, 2007 (Unaudited)

Shares		Value
	Common Stocks (a) — 93.4%
	Consumer Discretionary — 12.7%
57	AnnTaylor Stores Corp.*	$1,786
143	Autoliv, Inc.	8,204
694	AutoNation, Inc.*	13,172
207	Barnes & Noble, Inc.	7,466
140	Black & Decker Corp.	12,145
202	BorgWarner, Inc.	17,069
398	Brunswick Corp.	10,010
651	Cablevision Systems Corp.*	21,841
502	Centex Corp.	14,513
14	Central European Media Enterprises Ltd.*	1,291
427	Circuit City Stores, Inc.	4,646
270	Dillard’s, Inc., Class A	6,410
553	Discovery Holding Co., Class A*	13,891
1,384	DR Horton, Inc.	20,912
61	DreamWorks Animation SKG, Inc., Class A*	1,882
1,268	Eastman Kodak Co.	33,818
397	EW Scripps Co., Class A	16,317
891	Expedia, Inc.*	26,596
684	Foot Locker, Inc.	11,430
8,910	Ford Motor Co.*	69,587
673	Fortune Brands, Inc.	55,920
1,034	Gannett Co., Inc.	48,598
2,642	Gap, Inc. (The)	49,564
751	Genuine Parts Co.	37,310
113	Getty Images, Inc.*	3,524
350	Harrah’s Entertainment, Inc.	30,019
66	Harte-Hanks, Inc.	1,596
466	Hasbro, Inc.	13,146
109	Hearst-Argyle Television, Inc.	2,787
718	IAC/InterActiveCorp*	19,953
647	Idearc, Inc.	22,082
153	International Speedway Corp., Class A	7,203
791	Interpublic Group of Cos., Inc.*	8,661
147	Jarden Corp.*	4,820
480	Jones Apparel Group, Inc.	9,211
339	KB Home	10,285
781	Leggett & Platt, Inc.	15,932
598	Lennar Corp., Class A	16,905
831	Liberty Global, Inc., Class A*	34,054
569	Liberty Media Corp. - Capital, Class A*	62,015
1,151	Liberty Media Corp. - Interactive, Class A*	21,834
429	Liz Claiborne, Inc.	14,659
957	Mattel, Inc.	20,700
199	McClatchy Co., Class A	4,493
154	MDC Holdings, Inc.	6,851
243	Mohawk Industries, Inc.*	21,216
472	New York Times Co. (The), Class A	10,375
594	Newell Rubbermaid, Inc.	15,319
11	NVR, Inc.*	6,155
180	OfficeMax, Inc.	6,394
10	Orient-Express Hotels Ltd.	501
247	Penske Automotive Group, Inc.	4,868
601	Pulte Homes, Inc.	10,001
178	RadioShack Corp.	4,231
65	Regal Entertainment Group, Class A	1,465
313	R.H. Donnelley Corp.*	18,414
587	Royal Caribbean Cruises Ltd.	22,324
185	Ryland Group, Inc.	5,298
87	Saks, Inc.	1,407
1,295	Service Corp. International	15,825
255	Snap-On, Inc.	12,490
249	Stanley Works (The)	14,128
81	Station Casinos, Inc.	7,113
13	Thor Industries, Inc.	572
555	Toll Brothers, Inc.*	11,855
367	Tribune Co.	10,111
187	TRW Automotive Holdings Corp.*	5,715
394	VF Corp.	31,461
1,292	Virgin Media, Inc.	30,750
71	Warner Music Group Corp.	817
26	Washington Post Co. (The), Class B	19,907
99	Whirlpool Corp.	9,545
744	Wyndham Worldwide Corp.	23,734
		1,157,099

See accompanying notes to schedules of portfolio investments.

	Consumer Staples — 6.5%
307	Alberto-Culver Co.	7,113
151	Avon Products, Inc.	5,187
288	BJ’s Wholesale Club, Inc.*	10,080
102	Brown-Forman Corp., Class B	7,299
532	Bunge Ltd.	48,646
439	Campbell Soup Co.	16,572
17	Church & Dwight Co., Inc.	764
49	Clorox Co.	2,930
1,373	Coca-Cola Enterprises, Inc.	32,705
2,195	ConAgra Foods, Inc.	56,433
845	Constellation Brands, Inc., Class A*	20,432
328	Corn Products International, Inc.	14,826
535	Dean Foods Co.	14,370
890	Del Monte Foods Co.	9,381
70	Energizer Holdings, Inc.*	7,415
218	Hershey Co. (The)	10,137
643	HJ Heinz Co.	28,993
326	Hormel Foods Corp.	11,615
250	JM Smucker Co. (The)	13,753
194	Loews Corp.- Carolina Group	14,767
194	McCormick & Co., Inc. (Non-Voting)	6,953
241	Molson Coors Brewing Co., Class B	21,560
465	Pepsi Bottling Group, Inc.	16,084
260	PepsiAmericas, Inc.	7,696
3,000	Rite Aid Corp.*	15,210
1,946	Safeway, Inc.	61,747
1,544	Sara Lee Corp.	25,661
481	Smithfield Foods, Inc.*	15,743
926	SUPERVALU, Inc.	39,031
1,164	Tyson Foods, Inc., Class A	25,084
316	UST, Inc.	15,573
127	WM. Wrigley Jr. Co.	7,398
		591,158
	Energy — 5.8%
847	Chesapeake Energy Corp.	27,324
367	Cimarex Energy Co.	13,142
69	Continental Resources, Inc.*	1,025
3,086	El Paso Corp.	48,975
48	ENSCO International, Inc.	2,603
348	Forest Oil Corp.*	13,450
241	Frontier Oil Corp.	9,888
81	Helix Energy Solutions Group, Inc.*	3,113
455	Helmerich & Payne, Inc.	14,328
1,223	Hess Corp.	75,056
829	Murphy Oil Corp.	50,519
146	Nabors Industries Ltd.*	4,320
573	Newfield Exploration Co.*	24,920
646	Noble Energy, Inc.	38,805
146	Overseas Shipholding Group, Inc.	10,424
691	Patterson-UTI Energy, Inc.	14,836
544	Pioneer Natural Resources Co.	22,331
316	Plains Exploration & Production Co.*	11,859
258	Pogo Producing Co.	12,851
189	Pride International, Inc.*	6,647
139	Rowan Cos., Inc.	5,218
107	SEACOR Holdings, Inc.*	9,395
2,784	Spectra Energy Corp.	64,728
277	St. Mary Land & Exploration Co.	9,238
178	Teekay Corp.	10,317
85	Tidewater, Inc.	5,563
45	Unit Corp.*	2,208
46	W&T Offshore, Inc.	1,025
58	Western Refining, Inc.	3,007
430	Williams Cos., Inc.	13,330
		530,445
	Financials — 29.2%
45	A.G. Edwards, Inc.	3,761
22	Alleghany Corp.*	9,064
671	Allied Capital Corp.	20,009
266	Allied World Assurance Holdings Ltd.	12,773
439	AMB Property Corp. (REIT)	24,136
449	AMBAC Financial Group, Inc.	28,206
828	American Capital Strategies Ltd.	34,188
362	American Financial Group, Inc.	10,208
69	American National Insurance	8,697
484	AmeriCredit Corp.*	8,378
1,037	Ameriprise Financial, Inc.	63,267
1,394	Annaly Capital Management, Inc. (REIT)	19,641
1,294	AON Corp.	56,056
405	Apartment Investment & Management Co. (REIT)	18,103
224	Arch Capital Group Ltd.*	16,090
982	Archstone-Smith Trust (REIT)	57,742

See accompanying notes to schedules of portfolio investments.

351	Arthur J. Gallagher & Co.	10,365
562	Associated Banc-Corp.	15,854
533	Assurant, Inc.	27,471
383	Astoria Financial Corp.	9,985
351	AvalonBay Communities, Inc. (REIT)	40,147
678	Axis Capital Holdings Ltd.	24,476
362	Bancorpsouth, Inc.	9,046
145	Bank of Hawaii Corp.	7,454
121	BlackRock, Inc.	18,767
98	BOK Financial Corp.	4,991
452	Boston Properties, Inc. (REIT)	45,232
384	Brandywine Realty Trust (REIT)	9,900
223	BRE Properties, Inc. (REIT)	12,385
250	Camden Property Trust (REIT)	15,372
227	CapitalSource, Inc. (REIT)	4,047
30	Capitol Federal Financial	1,045
289	CBL & Associates Properties, Inc. (REIT)	9,525
757	Cincinnati Financial Corp.	31,900
845	CIT Group, Inc.	31,747
180	City National Corp.	12,850
119	CNA Financial Corp.	4,993
700	Colonial BancGroup, Inc. (The)	14,854
205	Colonial Properties Trust (REIT)	7,362
687	Comerica, Inc.	38,321
601	Commerce Bancorp, Inc.	22,075
307	Commerce Bancshares, Inc.	14,337
580	Compass Bancshares, Inc.	37,903
831	Conseco, Inc.*	11,684
264	Cullen/Frost Bankers, Inc.	13,617
551	Developers Diversified Realty Corp. (REIT)	29,467
456	Douglas Emmett, Inc. (REIT)	11,149
162	Duke Realty Corp. (REIT)	5,474
1,174	E*Trade Financial Corp.*	18,291
278	East West Bancorp, Inc.	9,952
259	Endurance Specialty Holdings Ltd.	10,326
1,281	Equity Residential (REIT)	51,547
171	Erie Indemnity Co., Class A	9,557
58	Essex Property Trust, Inc. (REIT)	6,832
278	Everest Re Group Ltd.	28,323
119	Federal Realty Investment Trust (REIT)	10,004
977	Fidelity National Financial, Inc., Class A	17,772
426	First American Corp.	17,820
26	First Citizens BancShares, Inc., Class A	4,609
554	First Horizon National Corp.	16,997
763	Fulton Financial Corp.	11,216
427	General Growth Properties, Inc. (REIT)	21,226
1,916	Genworth Financial, Inc.	55,526
215	Hanover Insurance Group, Inc. (The)	9,198
281	HCC Insurance Holdings, Inc.	7,758
908	Health Care Property Investors, Inc. (REIT)	27,621
310	Health Care REIT, Inc. (REIT)	12,369
414	Hospitality Properties Trust (REIT)	16,336
2,301	Host Hotels & Resorts, Inc. (REIT)	51,289
934	HRPT Properties Trust (REIT)	9,135
1,444	Hudson City Bancorp, Inc.	20,534
1,610	Huntington Bancshares, Inc.	27,708
324	IndyMac Bancorp, Inc.	7,841
565	iStar Financial, Inc. (REIT)	20,679
174	Janus Capital Group, Inc.	4,627
553	Jefferies Group, Inc.	14,278
1,729	Keycorp	57,576
946	Kimco Realty Corp. (REIT)	40,508
341	Legg Mason, Inc.	29,606
722	Leucadia National Corp.	32,042
405	Liberty Property Trust (REIT)	15,819
302	M&T Bank Corp.	31,976
299	Mack-Cali Realty Corp. (REIT)	12,486
44	Markel Corp.*	20,929
1,142	Marshall & Ilsley Corp.	49,917
576	MBIA, Inc.	34,560
117	Mercury General Corp.	6,164
366	MGIC Investment Corp.	11,039
99	Nasdaq Stock Market, Inc. (The)*	3,233
233	Nationwide Financial Services	12,470
1,381	New York Community Bancorp, Inc.	24,430
147	Northern Trust Corp.	9,035
1,020	Old Republic International Corp.	18,554
125	OneBeacon Insurance Group Ltd.	2,665
195	PartnerRe Ltd.	14,178
293	People’s United Financial, Inc.	5,180
59	Philadelphia Consolidated Holding Co.*	2,361
718	Plum Creek Timber Co., Inc. (REIT)	30,106

See accompanying notes to schedules of portfolio investments.

383	PMI Group, Inc. (The)	12,133
1,231	Popular, Inc.	15,191
1,114	Principal Financial Group, Inc.	61,816
141	Prologis (REIT)	8,483
309	Protective Life Corp.	12,916
508	Public Storage (REIT)	38,496
354	Radian Group, Inc.	6,245
415	Raymond James Financial, Inc.	13,608
320	Rayonier, Inc. (REIT)	13,677
306	Regency Centers Corp. (REIT)	21,258
130	Reinsurance Group of America, Inc.	7,060
318	RenaissanceRe Holdings Ltd.	18,215
468	Safeco Corp.	27,153
262	SL Green Realty Corp. (REIT)	29,216
1,889	Sovereign Bancorp, Inc.	34,153
235	Stancorp Financial Group, Inc.	11,069
18	Student Loan Corp. (The)	3,551
761	Synovus Financial Corp.	21,019
106	Taubman Centers, Inc. (REIT)	5,467
570	TCF Financial Corp.	14,404
382	TFS Financial Corp.*	4,431
532	Thornburg Mortgage, Inc. (REIT)	6,267
421	Torchmark Corp.	25,917
76	Transatlantic Holdings, Inc.	5,383
211	UnionBanCal Corp.	12,403
201	Unitrin, Inc.	9,137
1,590	Unum Group	38,907
530	Valley National Bancorp	12,031
588	Vornado Realty Trust (REIT)	62,675
385	Washington Federal, Inc.	10,218
249	Webster Financial Corp.	10,573
6	Wesco Financial Corp.	2,369
40	White Mountains Insurance Group Ltd.	20,880
298	Whitney Holding Corp.	8,255
303	Wilmington Trust Corp.	12,150
549	WR Berkley Corp.	16,410
724	XL Capital Ltd., Class A	55,169
476	Zions Bancorporation	33,606
		2,650,230
	Health Care — 2.2%
430	AmerisourceBergen Corp.	20,575
670	Applera Corp. - Applied Biosystems Group	21,179
188	Bausch & Lomb, Inc.	11,882
51	Beckman Coulter, Inc.	3,669
126	Brookdale Senior Living, Inc.	4,614
195	Charles River Laboratories International, Inc.*	10,234
386	Community Health Systems, Inc.*	13,406
118	Cooper Cos., Inc. (The)	5,754
45	Coventry Health Care, Inc.*	2,582
1,068	Health Management Associates, Inc., Class A	7,273
225	Hillenbrand Industries, Inc.	12,949
93	IMS Health, Inc.	2,784
129	Invitrogen Corp.*	10,049
43	Kinetic Concepts, Inc.*	2,585
1,074	King Pharmaceuticals, Inc.*	16,142
254	LifePoint Hospitals, Inc.*	7,137
634	Millennium Pharmaceuticals, Inc.*	6,435
471	Omnicare, Inc.	15,369
395	PerkinElmer, Inc.	10,827
50	Quest Diagnostics, Inc.	2,737
471	Tenet Healthcare Corp.*	1,597
145	Universal Health Services, Inc., Class B	7,656
189	Watson Pharmaceuticals, Inc.*	5,636
		203,071
	Industrials — 9.5%
139	AGCO Corp.*	6,005
189	Alexander & Baldwin, Inc.	9,811
20	Alliant Techsystems, Inc.*	2,106
1,069	Allied Waste Industries, Inc.*	13,651
86	Armstrong World Industries, Inc.*	3,612
69	Avery Dennison Corp.	4,125
289	Avis Budget Group, Inc.*	6,708
199	Carlisle Cos., Inc.	9,797
143	Cintas Corp.	5,241
44	Con-way, Inc.	2,133
547	Cooper Industries Ltd., Class A	27,990
20	Copart, Inc.*	587
224	Crane Co.	10,033
1,597	CSX Corp.	65,477
611	Dover Corp.	30,183
170	DRS Technologies, Inc.	8,922
569	Eaton Corp.	53,611

See accompanying notes to schedules of portfolio investments.

25	Flowserve Corp.	1,785
233	Gardner Denver, Inc.*	9,299
137	GATX Corp.	5,973
492	Hertz Global Holdings, Inc.*	10,878
175	Hubbell, Inc., Class B	9,481
1,247	Ingersoll-Rand Co., Ltd., Class A	64,757
701	ITT Corp.	47,661
135	Kansas City Southern*	4,103
744	KBR, Inc.*	24,433
72	Kennametal, Inc.	5,808
366	L-3 Communications Holdings, Inc.	36,055
350	Laidlaw International, Inc.	12,131
220	Lennox International, Inc.	7,913
60	Lincoln Electric Holdings, Inc.	4,316
1,568	Masco Corp.	40,799
391	Northwest Airlines Corp.*	7,265
486	Owens Corning, Inc.*	12,131
47	Pall Corp.	1,792
510	Parker Hannifin Corp.	54,810
440	Pentair, Inc.	16,337
176	Pitney Bowes, Inc.	7,862
78	Republic Services, Inc.	2,425
970	R.R. Donnelley & Sons Co.	34,745
269	Ryder System, Inc.	14,728
30	Shaw Group, Inc. (The)*	1,501
2,718	Southwest Airlines Co.	41,069
57	Spirit Aerosystems Holdings, Inc., Class A*	2,038
251	SPX Corp.	22,603
76	Steelcase, Inc.	1,341
173	Teleflex, Inc.	13,454
418	Timken Co.	14,864
45	Trinity Industries, Inc.	1,691
207	UAL Corp.*	9,826
360	United Rentals, Inc.*	11,736
177	URS Corp.*	9,459
359	US Airways Group, Inc.*	11,111
353	USG Corp.*	13,633
51	WW Grainger, Inc.	4,672
253	YRC Worldwide, Inc.*	7,795
		864,272
	Information Technology — 7.2%
517	ADC Telecommunications, Inc.*	9,461
1,444	Advanced Micro Devices, Inc.*	18,772
237	Affiliated Computer Services, Inc., Class A*	11,857
246	Arrow Electronics, Inc.*	10,322
2,154	Atmel Corp.*	11,416
1,469	Avaya, Inc.*	24,723
272	Avnet, Inc.*	10,692
179	AVX Corp.	2,814
680	CA, Inc.	17,129
888	Cadence Design Systems, Inc.*	19,287
62	Ceridian Corp.*	2,124
75	Checkfree Corp.*	3,467
763	Computer Sciences Corp.*	42,690
251	Compuware Corp.*	2,036
603	Convergys Corp.*	10,100
279	Cree, Inc.*	7,421
942	Electronic Data Systems Corp.	21,562
228	Fair Isaac Corp.	8,434
321	Fairchild Semiconductor International, Inc.*	6,022
133	Fidelity National Information Services, Inc.	6,304
157	Hewitt Associates, Inc., Class A*	5,280
639	Ingram Micro, Inc.*	12,550
579	Integrated Device Technology, Inc.*	9,056
247	International Rectifier Corp.*	8,499
270	Intersil Corp., Class A	8,996
300	Jabil Circuit, Inc.	6,660
410	JDS Uniphase Corp.*	5,970
641	Juniper Networks, Inc.*	21,102
190	Lexmark International, Inc., Class A*	7,079
1,287	LSI Corp.*	8,867
2,246	Micron Technology, Inc.*	25,717
261	Molex, Inc.	6,825
694	NCR Corp.*	34,540
1,337	Novell, Inc.*	9,947
194	Novellus Systems, Inc.*	5,310
71	QLogic Corp.*	944
97	Rambus, Inc.*	1,463
408	SanDisk Corp.*	22,873
1,817	Sanmina-SCI Corp.*	4,161
1,488	Seagate Technology	38,420
2,704	Solectron Corp.*	10,492

See accompanying notes to schedules of portfolio investments.

242	Tech Data Corp.*	9,436
279	Tektronix, Inc.	8,970
1,929	Tellabs, Inc.*	20,351
414	Teradyne, Inc.*	6,165
1,532	Unisys Corp.*	11,291
677	Vishay Intertechnology, Inc.*	8,957
686	Western Digital Corp.*	16,025
4,131	Xerox Corp.*	70,764
		653,343
	Materials — 6.2%
505	Air Products & Chemicals, Inc.	45,455
22	Airgas, Inc.	1,017
247	Ashland, Inc.	14,768
461	Bemis Co., Inc.	13,770
84	Cabot Corp.	3,389
51	Carpenter Technology Corp.	5,959
201	Celanese Corp., Class A	7,220
996	Chemtura Corp.	9,173
525	Commercial Metals Co.	15,167
186	Cytec Industries, Inc.	12,350
1,030	Domtar Corp.*	8,240
371	Eastman Chemical Co.	24,768
169	FMC Corp.	15,210
398	Huntsman Corp.	10,328
100	International Flavors & Fragrances, Inc.	5,023
460	Louisiana-Pacific Corp.	8,616
225	Lubrizol Corp.	14,306
1,020	Lyondell Chemical Co.	47,287
813	MeadWestvaco Corp.	25,683
389	Mosaic Co. (The)*	16,346
43	Owens-Illinois, Inc.*	1,730
723	PPG Industries, Inc.	53,032
261	Reliance Steel & Aluminum Co.	13,825
308	Rohm & Haas Co.	17,414
75	RPM International, Inc.	1,698
156	Scotts Miracle-Gro Co. (The), Class A	7,061
614	Sealed Air Corp.	16,240
404	Sigma-Aldrich Corp.	18,099
1,124	Smurfit-Stone Container Corp.*	11,869
441	Sonoco Products Co.	15,885
277	Steel Dynamics, Inc.	12,016
466	Temple-Inland, Inc.	25,667
521	United States Steel Corp.	49,224
399	Valspar Corp.	10,761
85	Westlake Chemical Corp.	2,300
		560,896
	Telecommunication Services — 2.1%
483	CenturyTel, Inc.	23,174
1,243	Citizens Communications Co.	18,036
102	Clearwire Corp.*	2,183
186	Crown Castle International Corp.*	6,837
666	Embarq Corp.	41,572
7,089	Qwest Communications International, Inc.*	63,447
250	Telephone & Data Systems, Inc.	16,187
50	U.S. Cellular Corp.*	4,862
942	Windstream Corp.	13,452
		189,750
	Utilities — 12.0%
343	AGL Resources, Inc.	13,621
501	Alliant Energy Corp.	18,978
912	Ameren Corp.	46,311
1,757	American Electric Power Co., Inc.	78,151
545	Aqua America, Inc.	13,058
391	Atmos Energy Corp.	10,991
989	CMS Energy Corp.	16,140
1,192	Consolidated Edison, Inc.	54,760
178	Constellation Energy Group, Inc.	14,763
231	DPL, Inc.	6,087
776	DTE Energy Co.	37,101
1,249	Dynegy, Inc., Class A*	10,104
1,436	Edison International	75,692
316	Energen Corp.	16,969
696	Energy East Corp.	18,576
129	Equitable Resources, Inc.	6,346
379	Great Plains Energy, Inc.	10,741
361	Hawaiian Electric Industries, Inc.	7,570
334	Integrys Energy Group, Inc.	16,757
801	MDU Resources Group, Inc.	21,667
355	Mirant Corp.*	13,834
368	National Fuel Gas Co.	16,317
1,208	NiSource, Inc.	22,759
681	Northeast Utilities	18,830

See accompanying notes to schedules of portfolio investments.

208	NRG Energy, Inc.*	7,923
471	NSTAR	15,435
404	OGE Energy Corp.	13,623
458	Oneok, Inc.	21,457
851	Pepco Holdings, Inc.	23,726
1,549	PG&E Corp.	68,931
442	Pinnacle West Capital Corp.	17,609
432	PPL Corp.	20,848
1,136	Progress Energy, Inc.	52,120
515	Puget Energy, Inc.	12,015
500	Questar Corp.	24,985
1,505	Reliant Energy, Inc.*	38,393
514	SCANA Corp.	19,727
1,163	Sempra Energy	64,000
833	Sierra Pacific Resources	12,762
474	Southern Union Co.	14,149
924	TECO Energy, Inc.	14,636
468	UGI Corp.	11,957
337	Vectren Corp.	9,200
515	Wisconsin Energy Corp.	22,820
1,802	Xcel Energy, Inc.	37,139
		1,089,578
	Total Common Stock (Cost $8,994,258)	8,489,842

Principal Amount
	Repurchase Agreements — 6.9%
$91,047	Credit Suisse First Boston Corp.,
	5.25%, dated 08/31/07,
	due 09/04/07, total to be
	received $91,099 **	91,047

538,086	UBS Warburg LLC,
	5.25%, dated 08/31/07,
	due 09/04/07, total to be
	received $538,396 ***	538,086

	Total Repurchase Agreements
	(Cost $629,133)	629,133

	Total Investments
	(Cost $9,623,391) — 100.3%	9,118,975
	Liabilities in excess of other assets — (0.3)%	(26,575)
	Net Assets — 100.0%	$9,092,400

(a)	All or a portion of each security is held in a segregated account for the benefit of swap counterparties in the event of default.
*	Non-income producing security.
**

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Bank, 0% to 5.50%, due 9/14/07 to 7/15/36; Federal Home Loan Mortgage Corp., 0% due 11/29/19, which had a total value of $92,868. The investment in the repurchase agreement was through participation in a pooled account.

***

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Bank, 0% to 6.05%, due 9/5/07 to 12/28/18; Federal Home Loan Mortgage Corp., 0% to 6.03%, due 9/15/07 to 4/16/37; Federal National Mortgage Association, 0% to 6.07%, due 9/4/07 to 4/18/36, which had a total value of $548,849. The investment in the repurchase agreement was through participation in a pooled account.

REIT	Real Estate Investment Trust

As of August 31, 2007, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$227,856
Aggregate gross unrealized depreciation	(933,903)
Net unrealized depreciation	$(706,047)

Federal income tax cost of investments	$9,825,022

Swap Agreements Ultra Russell MidCap Value had the following open swap agreement as of August 31, 2007:

	Notional Amount at Value	Unrealized Appreciation
Equity Index Swap Agreement based on the Russell MidCap® Value Index, expiring 09/27/07	$9,727,392	$20,163

See accompanying notes to schedules of portfolio investments.

Ultra Russell MidCap Growth

Schedule of Portfolio Investments

August 31, 2007 (Unaudited)

Shares		Value
	Common Stocks (a) — 86.3%
	Consumer Discretionary — 16.4%
314	Abercrombie & Fitch Co.	$24,712
381	Advance Auto Parts, Inc.	13,548
665	American Eagle Outfitters, Inc.	17,177
185	AnnTaylor Stores Corp.*	5,798
518	Apollo Group, Inc., Class A*	30,391
169	Autoliv, Inc.	9,696
166	Autozone, Inc.*	20,134
16	Barnes & Noble, Inc.	577
992	Bed Bath & Beyond, Inc.*	34,363
383	Big Lots, Inc.*	11,402
122	Black & Decker Corp.	10,584
43	BorgWarner, Inc.	3,634
201	Boyd Gaming Corp.	8,211
376	Brinker International, Inc.	10,844
227	Burger King Holdings, Inc.	5,382
260	Cablevision Systems Corp.*	8,723
340	Career Education Corp.*	10,098
774	Carmax, Inc.*	17,539
22	Centex Corp.	636
111	Central European Media Enterprises Ltd.*	10,234
258	Cheesecake Factory (The)*	6,432
630	Chico’s FAS, Inc.*	10,067
134	Choice Hotels International, Inc.	5,022
264	Circuit City Stores, Inc.	2,872
142	Clear Channel Outdoor Holdings, Inc., Class A*	3,604
1,328	Coach, Inc.*	59,136
221	Coldwater Creek, Inc.*	2,749
286	CROCS, Inc.*	16,885
186	CTC Media, Inc.*	4,278
506	Darden Restaurants, Inc.	21,050
145	Dick’s Sporting Goods, Inc.*	9,411
554	Discovery Holding Co., Class A*	13,916
349	Dollar Tree Stores, Inc.*	15,164
214	Dow Jones & Co., Inc.	12,637
187	DreamWorks Animation SKG, Inc., Class A*	5,769
745	EchoStar Communications Corp., Class A*	31,528
541	Family Dollar Stores, Inc.	15,841
563	GameStop Corp., Class A*	28,229
413	Garmin Ltd.	42,056
511	Gentex Corp.	10,240
87	Getty Images, Inc.*	2,714
751	Goodyear Tire & Rubber Co. (The)*	20,773
195	Guess ?, Inc.	10,335
1,156	H&R Block, Inc.	22,935
345	Hanesbrands, Inc.*	10,336
922	Harley-Davidson, Inc.	49,594
233	Harman International Industries, Inc.	26,420
384	Harrah’s Entertainment, Inc.	32,936
125	Harte-Hanks, Inc.	3,023
192	Hasbro, Inc.	5,416
1,395	Hilton Hotels Corp.	64,100
42	IAC/InterActiveCorp*	1,167
1,190	International Game Technology	45,422
1,035	Interpublic Group of Cos., Inc.*	11,333
146	ITT Educational Services, Inc.*	16,031
126	Jarden Corp.*	4,132
808	JC Penney Co., Inc.	55,558
182	John Wiley & Sons, Inc., Class A	7,548
296	Lamar Advertising Co., Class A	15,664
699	Liberty Global, Inc., Class A*	28,645
1,397	Liberty Media Corp. - Interactive, Class A*	26,501
1,259	Limited Brands, Inc.	29,158
25	Liz Claiborne, Inc.	854

See accompanying notes to schedules of portfolio investments.

631	Mattel, Inc.	13,649
172	Meredith Corp.	9,615
129	New York Times Co. (The), Class A	2,835
516	Newell Rubbermaid, Inc.	13,308
922	Nordstrom, Inc.	44,348
123	NutriSystem, Inc.*	6,670
7	NVR, Inc.*	3,917
983	Office Depot, Inc.*	24,034
124	OfficeMax, Inc.	4,404
408	O’Reilly Automotive, Inc.*	14,500
144	Orient-Express Hotels Ltd.	7,207
102	Panera Bread Co., Class A*	4,461
263	Penn National Gaming, Inc.*	15,464
487	PetSmart, Inc.	16,899
200	Phillips-Van Heusen	11,646
219	Polo Ralph Lauren Corp.	16,543
176	Pool Corp.	5,746
270	Pulte Homes, Inc.	4,493
341	RadioShack Corp.	8,106
227	Regal Entertainment Group, Class A	5,117
497	Ross Stores, Inc.	13,832
434	Saks, Inc.	7,018
232	Scientific Games Corp.*	8,094
397	Sherwin-Williams Co. (The)	27,397
5,233	Sirius Satellite Radio, Inc.*	15,542
96	Stanley Works (The)	5,447
770	Starwood Hotels & Resorts Worldwide, Inc.	47,062
92	Station Casinos, Inc.	8,079
113	Thor Industries, Inc.	4,971
488	Tiffany & Co.	25,049
678	Tim Hortons, Inc.	22,449
1,627	TJX Cos., Inc.	49,607
124	Tractor Supply Co.*	5,972
405	Urban Outfitters, Inc.*	9,275
215	WABCO Holdings, Inc.	9,731
71	Warner Music Group Corp.	817
127	Weight Watchers International, Inc.	6,596
312	Wendy’s International, Inc.	10,262
202	Whirlpool Corp.	19,475
326	Williams-Sonoma, Inc.	10,866
48	Wyndham Worldwide Corp.	1,531
196	Wynn Resorts Ltd.	24,251
1,022	XM Satellite Radio Holdings, Inc., Class A*	12,744
1,875	Yum! Brands, Inc.	61,350
		1,701,543
	Consumer Staples — 3.6%
50	Alberto-Culver Co.	1,158
1,448	Avon Products, Inc.	49,739
139	Bare Escentuals, Inc.*	3,419
196	Brown-Forman Corp., Class B	14,026
471	Campbell Soup Co.	17,780
222	Church & Dwight Co., Inc.	9,974
456	Clorox Co.	27,269
31	Dean Foods Co.	833
145	Energizer Holdings, Inc.*	15,360
391	Estee Lauder Cos., Inc. (The)	16,262
244	Hansen Natural Corp.*	10,958
181	Herbalife Ltd.	7,683
426	Hershey Co. (The)	19,809
641	HJ Heinz Co.	28,903
230	Loews Corp.- Carolina Group	17,508
310	McCormick & Co., Inc. (Non-Voting)	11,110
198	NBTY, Inc.*	7,267
127	Pepsi Bottling Group, Inc.	4,393
1,375	Sara Lee Corp.	22,852
316	UST, Inc.	15,572
506	Whole Foods Market, Inc.	22,396
755	WM Wrigley Jr. Co.	43,979
		368,250

See accompanying notes to schedules of portfolio investments.

	Energy — 9.1%
510	Arch Coal, Inc.	15,040
1,050	BJ Services Co.	26,051
347	Cabot Oil & Gas Corp.	11,569
394	Cameron International Corp.*	32,217
152	Cheniere Energy, Inc.*	5,484
961	Chesapeake Energy Corp.	31,002
100	CNX Gas Corp.*	2,665
652	Consol Energy, Inc.	26,002
50	Continental Resources, Inc.*	743
433	Denbury Resources, Inc.*	17,225
244	Diamond Offshore Drilling, Inc.	25,659
307	Dresser-Rand Group, Inc.*	11,319
495	ENSCO International, Inc.	26,839
232	FMC Technologies, Inc.*	21,970
162	Foundation Coal Holdings, Inc.	5,495
198	Frontier Oil Corp.	8,124
174	Frontline Ltd.	8,129
329	Global Industries Ltd.*	7,955
816	GlobalSantaFe Corp.	57,601
456	Grant Prideco, Inc.*	25,217
261	Helix Energy Solutions Group, Inc.*	10,030
1	Hercules Offshore, Inc.*	25
162	Holly Corp.	10,797
290	Massey Energy Co.	6,018
888	Nabors Industries Ltd.*	26,276
636	National Oilwell Varco, Inc.*	81,408
959	Noble Corp.	47,049
87	Noble Energy, Inc.	5,226
195	Oceaneering International, Inc.*	13,096
948	Peabody Energy Corp.	40,300
440	Pride International, Inc.*	15,475
179	Quicksilver Resources, Inc.*	7,151
530	Range Resources Corp.	19,244
283	Rowan Cos., Inc.	10,624
717	Smith International, Inc.	48,046
608	Southwestern Energy Co.*	22,612
435	Sunoco, Inc.	31,816
289	Superior Energy Services*	11,219
489	Tesoro Corp.	24,122
260	Tetra Technologies, Inc.*	5,197
132	Tidewater, Inc.	8,639
130	Unit Corp.*	6,378
63	W&T Offshore, Inc.	1,404
1,207	Weatherford International Ltd.*	70,465
51	Western Refining, Inc.	2,644
1,794	Williams Cos., Inc.	55,614
		947,181
	Financials — 6.7%
107	Affiliated Managers Group, Inc.*	12,118
236	AG Edwards, Inc.	19,725
29	AmeriCredit Corp.*	502
19	Apartment Investment & Management Co. (REIT)	849
69	Arthur J. Gallagher & Co.	2,038
60	Bank of Hawaii Corp.	3,085
130	BlackRock, Inc./New York	20,163
400	Brown & Brown, Inc.	10,768
266	CapitalSource, Inc. (REIT)	4,743
54	Capitol Federal Financial	1,880
699	CB Richard Ellis Group, Inc., Class A*	20,634
10	CNA Financial Corp.	420
197	Commerce Bancorp, Inc.	7,236
358	Duke Realty Corp. (REIT)	12,097
574	E*Trade Financial Corp.*	8,943
395	Eaton Vance Corp.	15,164
34	Erie Indemnity Co., Class A	1,900
40	Essex Property Trust, Inc. (REIT)	4,712
105	Federal Realty Investment Trust (REIT)	8,827
312	Federated Investors, Inc., Class B	10,954
219	First Marblehead Corp. (The)	7,334
258	Forest City Enterprises, Inc., Class A	14,332

See accompanying notes to schedules of portfolio investments.

428	General Growth Properties, Inc. (REIT)	21,276
9	Hanover Insurance Group, Inc. (The)	385
173	HCC Insurance Holdings, Inc.	4,777
36	Health Care REIT, Inc. (REIT)	1,436
775	Hudson City Bancorp, Inc.	11,020
252	IntercontinentalExchange, Inc.*	36,759
159	Investment Technology Group, Inc.*	6,435
486	Janus Capital Group, Inc.	12,923
132	Jones Lang LaSalle, Inc.	14,742
117	Kilroy Realty Corp. (REIT)	7,152
185	Lazard Ltd., Class A	7,417
194	Legg Mason, Inc.	16,843
257	Macerich Co. (The) (REIT)	20,874
323	Nasdaq Stock Market, Inc. (The)*	10,549
666	Northern Trust Corp.	40,932
284	Nuveen Investments, Inc., Class A	17,659
330	Nymex Holdings, Inc.	42,577
45	PartnerRe Ltd.	3,272
538	People’s United Financial, Inc.	9,512
156	Philadelphia Consolidated Holding Co.*	6,243
49	Plum Creek Timber Co., Inc. (REIT)	2,055
54	Principal Financial Group, Inc.	2,996
804	Prologis (REIT)	48,369
34	Public Storage (REIT)	2,576
17	Rayonier, Inc. (REIT)	727
463	SEI Investments Co.	11,746
266	St. Joe Co. (The)	8,411
374	Synovus Financial Corp.	10,330
951	T. Rowe Price Group, Inc.	48,805
106	Taubman Centers, Inc. (REIT)	5,467
889	TD Ameritrade Holding Corp.*	16,135
67	TFS Financial Corp.*	777
34	Transatlantic Holdings, Inc.	2,408
486	UDR, Inc. (REIT)	12,203
477	Ventas, Inc. (REIT)	18,164
275	Weingarten Realty Investors (REIT)	11,058
164	WR Berkley Corp.	4,902
78	XL Capital Ltd., Class A	5,944
		694,280

	Health Care — 11.1%
92	Abraxis BioScience, Inc.*	2,018
215	Advanced Medical Optics, Inc.*	6,179
1,092	Allergan, Inc.	65,531
295	AmerisourceBergen Corp.	14,116
471	Amylin Pharmaceuticals, Inc.*	23,093
118	Applera Corp. - Applied Biosystems Group	3,730
393	Barr Pharmaceuticals, Inc.*	19,996
42	Bausch & Lomb, Inc.	2,654
180	Beckman Coulter, Inc.	12,951
879	Biomet, Inc.	40,285
33	Brookdale Senior Living, Inc.	1,208
237	Cephalon, Inc.*	17,787
235	Cerner Corp.*	13,404
82	Charles River Laboratories International, Inc.*	4,303
1,030	Cigna Corp.	53,230
29	Community Health Systems, Inc.*	1,007
64	Cooper Cos., Inc. (The)	3,121
227	Covance, Inc.*	16,644
523	Coventry Health Care, Inc.*	30,005
370	CR Bard, Inc.	30,854
412	Cytyc Corp.*	17,609
294	Dade Behring Holdings, Inc.	22,200
377	DaVita, Inc.*	21,685
544	Dentsply International, Inc.	21,423
206	Edwards Lifesciences Corp.*	9,950
479	Endo Pharmaceuticals Holdings, Inc.*	15,271
787	Express Scripts, Inc.*	43,088
1,145	Forest Laboratories, Inc.*	43,086
188	Gen-Probe, Inc.*	12,036

See accompanying notes to schedules of portfolio investments.

402	Health Net, Inc.*	22,026
318	Henry Schein, Inc.*	18,504
38	Hillenbrand Industries, Inc.	2,187
649	HLTH Corp.*	9,592
561	Hospira, Inc.*	21,683
601	Humana, Inc.*	38,518
111	Idexx Laboratories, Inc.*	12,404
214	ImClone Systems, Inc.*	7,289
627	IMS Health, Inc.	18,772
134	Intuitive Surgical, Inc.*	29,652
63	Invitrogen Corp.*	4,908
156	Kinetic Concepts, Inc.*	9,377
421	Laboratory Corp. of America Holdings*	32,695
300	Lincare Holdings, Inc.*	10,797
262	Manor Care, Inc.	16,739
634	Millennium Pharmaceuticals, Inc.*	6,435
193	Millipore Corp.*	13,448
890	Mylan Laboratories, Inc.	13,439
53	Omnicare, Inc.	1,729
498	Patterson Cos., Inc.*	18,316
417	PDL BioPharma, Inc.*	8,136
174	Pediatrix Medical Group, Inc.*	10,379
108	PerkinElmer, Inc.	2,960
370	Pharmaceutical Product Development, Inc.	12,961
1	PharMerica Corp.*	19
518	Quest Diagnostics, Inc.	28,361
279	Resmed, Inc.*	11,344
264	Respironics, Inc.*	12,522
381	Sepracor, Inc.*	11,114
198	Sierra Health Services, Inc.*	8,316
1,211	St. Jude Medical, Inc.*	52,763
141	Techne Corp.*	8,884
1,310	Tenet Healthcare Corp.*	4,441
45	Universal Health Services, Inc., Class B	2,376
456	Varian Medical Systems, Inc.*	18,418
301	VCA Antech, Inc.*	12,308
469	Vertex Pharmaceuticals, Inc.*	18,272
325	Warner Chilcott Ltd., Class A*	6,022
361	Waters Corp.*	22,227
213	Watson Pharmaceuticals, Inc.*	6,352
148	WellCare Health Plans, Inc.*	14,608
		1,149,757
	Industrials — 13.2%
214	AGCO Corp.*	9,245
89	Aircastle Ltd.	3,070
102	Alliant Techsystems, Inc.*	10,742
156	Allied Waste Industries, Inc.*	1,992
646	American Standard Cos., Inc.	23,792
382	Ametek, Inc.	15,276
861	AMR Corp.*	21,103
326	Avery Dennison Corp.	19,492
130	Avis Budget Group, Inc.*	3,017
330	BE Aerospace, Inc.*	12,860
156	Brink’s Co. (The)	8,948
60	Carlisle Cos., Inc.	2,954
606	CH Robinson Worldwide, Inc.	29,718
272	ChoicePoint, Inc.*	10,700
369	Cintas Corp.	13,524
348	Continental Airlines, Inc., Class B*	11,574
127	Con-way, Inc.	6,157
211	Cooper Industries Ltd., Class A	10,797
62	Copa Holdings SA, Class A	3,005
228	Copart, Inc.*	6,690
134	Corporate Executive Board Co.	9,116
440	Corrections Corp. of America*	11,290
430	Covanta Holding Corp.*	9,714
268	CSX Corp.	10,988
373	Cummins, Inc.	44,171
859	Delta Air Lines, Inc.*	14,500
284	Donaldson Co., Inc.	10,843

See accompanying notes to schedules of portfolio investments.

236	Dover Corp.	11,658
8	DRS Technologies, Inc.	420
213	Dun & Bradstreet Corp.	20,778
62	Eaton Corp.	5,842
521	Equifax, Inc.	20,069
763	Expeditors International Washington, Inc.	33,702
453	Fastenal Co.	20,661
128	First Solar, Inc.*	13,279
184	Flowserve Corp.	13,139
316	Fluor Corp.	40,179
252	Foster Wheeler Ltd.*	29,847
71	GATX Corp.	3,096
187	General Cable Corp.*	10,880
448	Goodrich Corp.	28,296
238	Graco, Inc.	9,618
301	Harsco Corp.	16,751
748	Hertz Global Holdings, Inc.*	16,538
172	HNI Corp.	7,024
72	Hubbell, Inc., Class B	3,901
290	IDEX Corp.	11,156
67	Ingersoll-Rand Co., Ltd., Class A	3,479
81	ITT Corp.	5,507
427	Jacobs Engineering Group, Inc.*	28,220
349	JB Hunt Transport Services, Inc.	10,041
389	Joy Global, Inc.	16,879
165	Kansas City Southern*	5,014
81	Kennametal, Inc.	6,533
191	Kirby Corp.*	7,311
150	L-3 Communications Holdings, Inc.	14,776
199	Landstar System, Inc.	8,559
28	Lennox International, Inc.	1,007
105	Lincoln Electric Holdings, Inc.	7,554
223	Manitowoc Co., Inc. (The)	17,726
303	Manpower, Inc.	21,289
78	Masco Corp.	2,030
398	McDermott International, Inc.*	38,204
450	Monster Worldwide, Inc.*	15,390
165	MSC Industrial Direct Co.	8,547
625	Northwest Airlines Corp.*	11,613
265	Oshkosh Truck Corp.	15,341
402	Pall Corp.	15,328
643	Pitney Bowes, Inc.	28,723
492	Precision Castparts Corp.	64,113
589	Quanta Services, Inc.*	16,651
532	Republic Services, Inc.	16,540
526	Robert Half International, Inc.	16,800
565	Rockwell Automation, Inc.	39,810
599	Rockwell Collins, Inc.	41,253
316	Roper Industries, Inc.	20,000
264	Shaw Group, Inc. (The)*	13,213
587	Southwest Airlines Co.	8,870
207	Spirit Aerosystems Holdings, Inc., Class A*	7,400
233	Steelcase, Inc.	4,110
314	Stericycle, Inc.*	15,669
89	Sunpower Corp., Class A*	6,081
369	Terex Corp.*	29,476
892	Textron, Inc.	52,039
208	Thomas & Betts Corp.*	11,521
144	Toro Co.	8,518
251	Trinity Industries, Inc.	9,430
245	UAL Corp.*	11,630
46	URS Corp.*	2,458
354	UTi Worldwide, Inc.	7,877
163	WESCO International, Inc.*	7,757
213	WW Grainger, Inc.	19,513
		1,371,912
	Information Technology — 17.3%
1,014	Activision, Inc.*	19,763
227	Acxiom Corp.	5,562
805	Advanced Micro Devices, Inc.*	10,465

See accompanying notes to schedules of portfolio investments.

138	Affiliated Computer Services, Inc., Class A*	6,904
1,445	Agilent Technologies, Inc.*	52,598
590	Akamai Technologies, Inc.*	19,010
282	Alliance Data Systems Corp.*	22,123
1,271	Altera Corp.	30,263
708	Amdocs Ltd.*	24,992
640	Amphenol Corp., Class A	23,110
1,171	Analog Devices, Inc.	43,187
245	Arrow Electronics, Inc.*	10,280
826	Autodesk, Inc.*	38,260
417	Avaya, Inc.*	7,018
314	Avnet, Inc.*	12,343
35	AVX Corp.	550
1,403	BEA Systems, Inc.*	17,117
718	BMC Software, Inc.*	21,985
1,677	Broadcom Corp., Class A*	57,857
498	Broadridge Financial Solutions, Inc.	9,049
1,434	Brocade Communications Systems, Inc.*	10,038
921	CA, Inc.	23,200
275	Cadence Design Systems, Inc.*	5,973
209	CDW Corp.*	17,989
463	Ceridian Corp.*	15,858
223	Checkfree Corp.*	10,309
305	Ciena Corp.*	11,553
646	Citrix Systems, Inc.*	23,482
514	Cognizant Technology Solutions Corp., Class A*	37,784
219	CommScope, Inc.*	12,395
874	Compuware Corp.*	7,088
75	Cree, Inc.*	1,995
541	Cypress Semiconductor Corp.*	13,547
235	Diebold, Inc.	10,309
141	Dolby Laboratories, Inc., Class A*	5,137
193	DST Systems, Inc.*	14,757
1,115	Electronic Arts, Inc.*	59,028
1,056	Electronic Data Systems Corp.	24,172
299	F5 Networks, Inc.*	10,456
154	Factset Research Systems, Inc.	9,229
20	Fair Isaac Corp.	740
182	Fairchild Semiconductor International, Inc.*	3,414
581	Fidelity National Information Services, Inc.	27,539
602	Fiserv, Inc.*	28,005
289	Global Payments, Inc.	11,410
481	Harris Corp.	29,259
213	Hewitt Associates, Inc., Class A*	7,163
238	Integrated Device Technology, Inc.*	3,722
59	International Rectifier Corp.*	2,030
265	Intersil Corp., Class A	8,830
1,205	Intuit, Inc.*	32,909
634	Iron Mountain, Inc.*	17,917
413	Jabil Circuit, Inc.	9,169
404	JDS Uniphase Corp.*	5,882
1,319	Juniper Networks, Inc.*	43,422
686	Kla-Tencor Corp.	39,424
442	Lam Research Corp.*	23,705
184	Lexmark International, Inc., Class A*	6,856
795	Linear Technology Corp.	27,022
1,517	LSI Corp.*	10,452
1,690	Marvell Technology Group Ltd.*	28,003
285	Mastercard, Inc., Class A	39,042
1,148	Maxim Integrated Products, Inc.	34,452
571	McAfee, Inc.*	20,413
803	MEMC Electronic Materials, Inc.*	49,320
135	Mettler Toledo International, Inc.*	12,732
781	Microchip Technology, Inc.	30,084
882	Micron Technology, Inc.*	10,099
281	Molex, Inc.	7,348
299	MoneyGram International, Inc.	6,360
206	National Instruments Corp.	6,503
967	National Semiconductor Corp.	25,451
350	NAVTEQ Corp.*	22,050

See accompanying notes to schedules of portfolio investments.

80	NCR Corp.*	3,982
1,328	Network Appliance, Inc.*	36,998
155	Novell, Inc.*	1,153
294	Novellus Systems, Inc.*	8,047
1,299	Nvidia Corp.*	66,457
1,214	Paychex, Inc.	53,938
492	QLogic Corp.*	6,544
289	Rambus, Inc.*	4,358
691	Red Hat, Inc.*	13,440
70	Riverbed Technology, Inc.*	3,108
340	Salesforce.com, Inc.*	13,746
485	SanDisk Corp.*	27,189
421	Sanmina-SCI Corp.*	964
737	Seagate Technology	19,029
196	Silicon Laboratories, Inc.*	7,236
996	Solectron Corp.*	3,865
518	Synopsys, Inc.*	14,152
56	Tektronix, Inc.	1,800
343	Teradyne, Inc.*	5,107
134	Total System Services, Inc.	3,717
428	Trimble Navigation Ltd.*	15,113
281	Varian Semiconductor Equipment Associates, Inc.*	15,632
222	VeriFone Holdings, Inc.*	8,205
869	VeriSign, Inc.*	27,982
112	Vishay Intertechnology, Inc.*	1,482
27	WebMD Health Corp., Class A*	1,472
237	Western Digital Corp.*	5,536
1,066	Xilinx, Inc.	27,258
247	Zebra Technologies Corp.*	8,966
		1,793,938
	Materials — 4.1%
365	Air Products & Chemicals, Inc.	32,854
264	Airgas, Inc.	12,202
398	AK Steel Holding Corp.*	15,920
286	Albemarle Corp.	11,574
366	Allegheny Technologies, Inc.	36,377
365	Ball Corp.	19,119
174	Cabot Corp.	7,019
52	Carpenter Technology Corp.	6,076
293	Celanese Corp., Class A	10,525
168	Chaparral Steel Co.	14,364
54	Chemtura Corp.	497
147	Cleveland-Cliffs, Inc.	11,212
585	Crown Holdings, Inc.*	14,052
823	Domtar Corp.*	6,584
171	Eagle Materials, Inc.	6,491
626	Ecolab, Inc.	26,079
171	Florida Rock Industries, Inc.	10,689
238	International Flavors & Fragrances, Inc.	11,955
65	Lubrizol Corp.	4,133
153	Martin Marietta Materials, Inc.	20,655
238	Mosaic Co. (The)*	10,001
517	Nalco Holding Co.	12,925
519	Owens-Illinois, Inc.*	20,874
331	Packaging Corp. of America	8,622
467	Pactiv Corp.*	13,660
24	Reliance Steel & Aluminum Co.	1,271
295	Rohm & Haas Co.	16,679
372	RPM International, Inc.	8,422
29	Scotts Miracle-Gro Co. (The), Class A	1,312
80	Sealed Air Corp.	2,116
142	Sigma-Aldrich Corp.	6,362
113	Steel Dynamics, Inc.	4,902
244	Titanium Metals Corp.*	7,649
43	Valspar Corp.	1,160
341	Vulcan Materials Co.	30,694
		425,026
	Telecommunication Services — 2.2%
1,495	American Tower Corp., Class A*	59,232
216	Citizens Communications Co.	3,134

See accompanying notes to schedules of portfolio investments.

679	Crown Castle International Corp.*	24,960
183	Leap Wireless International, Inc.*	13,268
5,475	Level 3 Communications, Inc.*	28,634
206	MetroPCS Communications, Inc.*	5,622
271	NeuStar, Inc., Class A*	8,569
619	NII Holdings, Inc.*	49,012
368	SBA Communications Corp., Class A*	11,986
164	Telephone & Data Systems, Inc.	10,619
20	U.S. Cellular Corp.*	1,945
943	Windstream Corp.	13,466
		230,447
	Utilities — 2.6%
2,389	AES Corp. (The)*	43,265
593	Allegheny Energy, Inc.*	30,605
32	Aqua America, Inc.	767
1,148	Centerpoint Energy, Inc.	18,620
501	Constellation Energy Group, Inc.	41,553
218	DPL, Inc.	5,744
195	Dynegy, Inc., Class A*	1,577
331	Equitable Resources, Inc.	16,282
627	Mirant Corp.*	24,434
698	NRG Energy, Inc.*	26,587
1,030	PPL Corp.	49,708
211	Questar Corp.	10,544
116	Sierra Pacific Resources	1,777
		271,463
	Total Common Stock (Cost $8,882,292)	8,953,797

Principal Amount
	Repurchase Agreements — 13.1%
$196,317	Credit Suisse First Boston Corp.,
	5.25%, dated 08/31/07,
	due 09/04/07, total to be
	received $196,430 **	196,317

1,160,239	UBS Warburg LLC,
	5.25%, dated 08/31/07,
	due 09/04/07, total to be
	received $1,160,907 ***	1,160,239

	Total Repurchase Agreements
	(Cost $1,356,556)	1,356,556

	Total Investments
	(Cost $10,238,848) — 99.4%	10,310,353
	Other assets less liabilities — 0.6%	59,302
	Net Assets — 100.0%	$10,369,655

(a)	All or a portion of each security is held in a segregated account for the benefit of swap counterparties in the event of default.
*	Non-income producing security.
**

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Bank, 0% to 5.50%, due 9/14/07 to 7/15/36; Federal Home Loan Mortgage Corp., 0% due 11/29/19, which had a total value of $200,245. The investment in the repurchase agreement was through participation in a pooled account.

***

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Bank, 0% to 6.05%, due 9/5/07 to 12/28/18; Federal Home Loan Mortgage Corp., 0% to 6.03%, due 9/15/07 to 4/16/37; Federal National Mortgage Association, 0% to 6.07%, due 9/4/07 to 4/18/36, which had a total value of $1,183,445. The investment in the repurchase agreement was through participation in a pooled account.

REIT	Real Estate Investment Trust.

As of August 31, 2007, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$654,187
Aggregate gross unrealized depreciation	(610,548)

Net unrealized appreciation	$43,639

Federal income tax cost of investments	$10,266,714

Swap Agreements

Ultra Russell MidCap Growth had the following open swap agreement as of August 31, 2007:

	Notional Amount at Value	Unrealized Appreciation
Equity Index Swap Agreement based on the Russell MidCap® Growth Index, expiring 09/27/07	$11,691,307	$112,411

See accompanying notes to schedules of portfolio investments.

Ultra Russell 2000 Value

Schedule of Portfolio Investments

August 31, 2007 (Unaudited)

Shares		Value
	Common Stocks (a) — 92.4%
	Consumer Discretionary — 12.0%
249	99 Cents Only Stores*	$3,075
38	A.C. Moore Arts & Crafts, Inc.*	710
218	Aaron Rents, Inc.	5,579
142	AFC Enterprises*	2,117
262	Aftermarket Technology Corp.*	7,836
67	Ambassadors International, Inc.	1,616
537	American Axle & Manufacturing Holdings, Inc.	12,523
665	American Greetings Corp., Class A	16,452
173	Ameristar Casinos, Inc.	5,001
108	Applebee’s International, Inc.	2,679
144	Arctic Cat, Inc.	2,435
858	ArvinMeritor, Inc.	14,972
308	Asbury Automotive Group, Inc.	6,659
202	Audiovox Corp.*	2,111
69	Avatar Holdings, Inc.*	4,194
470	Beazer Homes USA, Inc.	4,968
1,017	Belo Corp., Class A	17,533
16	Benihana, Inc., Class A*	297
2,306	Blockbuster, Inc., Class A*	11,438
255	Bluegreen Corp.*	2,134
265	Blyth, Inc.	5,925
430	Bob Evans Farms, Inc.	14,349
84	Bon-Ton Stores, Inc. (The)	2,421
178	Books-A-Million, Inc.	2,371
703	Borders Group, Inc.	10,545
136	Brookfield Homes Corp.	2,696
282	Brown Shoe Co., Inc.	6,441
353	Building Materials Holding Corp.	5,224
406	Cabela’s, Inc.*	9,594
41	Cache, Inc.*	688
867	Callaway Golf Co.	14,149
151	Carmike Cinemas, Inc.	2,422
37	Casual Male Retail Group, Inc.*	374
69	Catalina Marketing Corp.*	2,154
267	Cato Corp. (The), Class A	5,893
117	CBRL Group, Inc.	4,378
186	CEC Entertainment, Inc.*	5,710
144	Champion Enterprises, Inc.*	1,663
1,486	Charming Shoppes, Inc.*	13,433
4,908	Charter Communications, Inc., Class A*	13,644
25	Cherokee, Inc.	950
114	Churchill Downs, Inc.	5,684
182	Cinemark Holdings, Inc.	3,272
1,387	Citadel Broadcasting Corp.	5,645
37	CKX, Inc.*	453
240	Coinstar, Inc.*	7,843
434	Collective Brands, Inc.*	10,255
129	Columbia Sportswear Co.	7,730
137	Conn’s, Inc.*	3,014
741	Cooper Tire & Rubber Co.	18,110
110	Core-Mark Holding Co., Inc.*	3,711
34	Courier Corp.	1,222
399	Cox Radio, Inc., Class A*	5,498
88	Crown Media Holdings, Inc., Class A*	592
497	CSK Auto Corp.*	6,570
94	CSS Industries, Inc.	3,615
182	Cumulus Media, Inc., Class A*	1,947
4	DEB Shops, Inc.	107
179	DG FastChannel, Inc.*	3,605
526	Dominos Pizza, Inc.	9,252
129	Dress Barn, Inc.*	2,258
366	Eddie Bauer Holdings, Inc.*	2,855
382	Emmis Communications Corp., Class A	2,433
393	Entercom Communications Corp., Class A	8,371
450	Entravision Communications Corp., Class A*	4,055
289	Ethan Allen Interiors, Inc.	9,710

See accompanying notes to schedules of portfolio investments.

729	Exide Technologies*	4,848
511	Finish Line, Class A	2,882
75	Fisher Communications, Inc.*	3,667
481	Fred’s, Inc.	5,002
230	FTD Group, Inc.	4,087
581	Furniture Brands International, Inc.	6,612
10	G-lII Apparel Group Ltd.*	172
51	Gaiam, Inc., Class A*	1,055
28	Gander Mountain Co.*	230
268	GateHouse Media, Inc.	3,489
279	Gaylord Entertainment Co.*	14,327
256	Gemstar-TV Guide International, Inc.*	1,562
46	Genesco, Inc.*	2,111
503	Gray Television, Inc.	4,502
368	Great Wolf Resorts, Inc.*	5,262
292	Group 1 Automotive, Inc.	10,238
22	Guitar Center, Inc.*	1,245
284	Harris Interactive, Inc.*	1,224
238	Haverty Furniture Cos., Inc.	2,551
364	Helen of Troy Ltd.*	8,245
366	Home Solutions of America, Inc.*	1,116
143	Hooker Furniture Corp.	2,624
263	HOT Topic, Inc.*	2,201
450	Hovnanian Enterprises, Inc., Class A*	5,342
119	Ihop Corp.	7,482
280	Interactive Data Corp.	7,655
148	INVESTools, Inc.*	1,789
173	Isle of Capri Casinos, Inc.*	3,206
171	Jack in the Box, Inc.*	10,640
63	Jackson Hewitt Tax Service, Inc.	1,819
338	Jakks Pacific, Inc.*	7,595
625	Jamba, Inc.*	4,256
271	Jo-Ann Stores, Inc.*	6,098
566	Journal Communications, Inc., Class A	5,869
210	K-Swiss, Inc., Class A	5,065
312	Kellwood Co.	6,146
119	Kenneth Cole Productions, Inc., Class A	2,461
154	Kimball International, Inc., Class B	2,068
152	Knology, Inc.*	2,402
617	La-Z-Boy, Inc.	5,948
104	Lakes Entertainment, Inc.*	1,127
180	Landry’s Restaurants, Inc.	5,161
414	Leapfrog Enterprises, Inc.*	2,977
614	Lear Corp.*	17,947
553	Lee Enterprises, Inc.	9,606
162	Libbey, Inc.	2,932
104	Lifetime Brands, Inc.	2,121
327	Lin TV Corp., Class A*	4,359
15	Lincoln Educational Services Corp.*	210
191	Lithia Motors, Inc., Class A	3,421
728	Live Nation, Inc.*	15,070
79	Lodgenet Entertainment Corp.*	2,070
225	Lodgian, Inc.*	2,752
145	M/I Homes, Inc.	2,643
484	Magna Entertainment Corp., Class A*	1,016
107	Maidenform Brands, Inc.*	1,823
163	Marcus Corp.	3,443
120	Marine Products Corp.	1,063
196	MarineMax, Inc.*	3,595
214	Marvel Entertainment, Inc.*	4,836
12	McCormick & Schmick’s Seafood Restaurants, Inc.*	318

See accompanying notes to schedules of portfolio investments.

266	Media General, Inc., Class A	7,427
651	Mediacom Communications Corp., Class A*	5,566
315	Meritage Homes Corp.*	5,708
389	Modine Manufacturing Co.	10,911
360	Monaco Coach Corp.	4,820
19	Monro Muffler, Inc.	715
75	Morton’s Restaurant Group, Inc.*	1,329
207	Movado Group, Inc.	6,107
277	Multimedia Games, Inc.*	2,687
54	National Presto Industries, Inc.	2,979
237	Nautilus, Inc.	2,256
91	Nexstar Broadcasting Group, Inc., Class A*	889
287	O’Charleys, Inc.	4,672
185	Oxford Industries, Inc.	6,701
156	Pacific Sunwear of California, Inc.*	2,186
117	Palm Harbor Homes, Inc.*	1,656
98	Papa John’s International, Inc.*	2,485
393	PEP Boys-Manny Moe & Jack	6,441
136	Perry Ellis International, Inc.*	3,711
1,061	Pier 1 Imports, Inc.*	6,557
331	Pinnacle Entertainment, Inc.*	9,208
265	Playboy Enterprises, Inc., Class B*	2,928
68	Polaris Industries, Inc.	3,247
530	Primedia, Inc.	7,712
1,033	Quiksilver, Inc.*	13,832
919	Radio One, Inc., Class D*	3,593
74	Rare Hospitality International, Inc.*	2,795
254	RC2 Corp.*	7,757
367	RCN Corp.*	5,281
532	Regis Corp.	17,561
845	Rent-A-Center, Inc.*	16,241
56	Riviera Holdings Corp.*	1,520
127	Ruby Tuesday, Inc.	2,813
200	Russ Berrie & Co., Inc.*	2,992
110	Salem Communications Corp., Class A	1,130
60	Sauer-Danfoss, Inc.	1,609
369	Scholastic Corp.*	12,576
165	Sealy Corp.	2,518
80	Shoe Carnival, Inc.*	1,380
311	Sinclair Broadcast Group, Inc., Class A	3,875
847	Six Flags, Inc.*	3,405
82	Skyline Corp.	2,454
372	Sonic Automotive, Inc., Class A	9,895
333	Source Interlink Cos., Inc.*	1,385
235	Spanish Broadcasting System, Inc. Class A*	667
167	Speedway Motorsports, Inc.	6,428
521	Stage Stores, Inc.	9,029
189	Standard Motor Products, Inc.	1,850
778	Standard-Pacific Corp.	7,803
342	Steak N Shake Co. (The)*	5,390
279	Stein Mart, Inc.	2,450
51	Steiner Leisure Ltd.*	2,206
96	Steinway Musical Instruments	3,069
124	Steven Madden Ltd.	3,053
1,224	Stewart Enterprises, Inc., Class A	8,776
170	Stoneridge, Inc.*	1,775
354	Sun-Times Media Group, Inc.	998
274	Superior Industries International, Inc.	5,447
82	Syms Corp.	1,344
51	Syntax-Brillian Corp.*	332
53	Systemax, Inc.	986
278	Talbots, Inc.	5,916
167	Tarragon Corp.*	157
430	Tenneco, Inc.*	13,653
361	Timberland Co., Class A*	7,252
14	Town Sports International Holdings, Inc.*	253
373	Trump Entertainment Resorts, Inc.*	2,492
360	Tuesday Morning Corp.	3,798
373	Tupperware Brands Corp.	11,485
172	Unifirst Corp.	7,117
293	Valassis Communications, Inc.*	2,672
58	ValueVision Media, Inc., Class A*	489
757	Visteon Corp.*	4,073

See accompanying notes to schedules of portfolio investments.

270	Warnaco Group, Inc. (The)*	9,423
371	WCI Communities, Inc.*	3,458
177	West Marine, Inc.*	2,411
95	Westwood One, Inc.	275
89	Weyco Group, Inc.	2,622
28	Winnebago Industries	747
302	Wolverine World Wide, Inc.	7,940
588	Zale Corp.*	13,212
		1,025,301
	Consumer Staples — 3.4%
187	Andersons, Inc. (The)	8,838
15	Boston Beer Co., Inc., Class A*	731
141	Cal-Maine Foods, Inc.	2,790
607	Casey’s General Stores, Inc.	17,214
62	Central European Distribution Corp.*	2,719
839	Central Garden and Pet Co., Class A*	10,571
22	Chattem, Inc.*	1,358
510	Chiquita Brands International, Inc.*	7,956
293	Elizabeth Arden, Inc.*	7,208
81	Farmer Bros. Co.	1,863
533	Flowers Foods, Inc.	11,001
341	Fresh Del Monte Produce, Inc.	8,979
188	Great Atlantic & Pacific Tea Co.*	5,896
477	Hain Celestial Group, Inc.*	13,957
141	Imperial Sugar Co.	4,054
21	Ingles Markets, Inc., Class A	632
15	Inter Parfums, Inc.	311
54	J&J Snack Foods Corp.	2,028
24	Lancaster Colony Corp.	976
268	Lance, Inc.	6,676
22	Longs Drug Stores Corp.	1,160
34	Maui Land & Pineapple Co., Inc.*	988
109	MGP Ingredients, Inc.	1,576
88	Nash Finch Co.	3,301
203	Nu Skin Enterprises, Inc., Class A	3,159
164	Pantry, Inc. (The)*	5,466
424	Performance Food Group Co.*	12,059
485	Pilgrim’s Pride Corp.	19,686
114	Playtex Products, Inc.*	2,075
407	Prestige Brands Holdings, Inc.*	4,465
109	Pricesmart, Inc.	2,612
241	Ralcorp Holdings, Inc.*	14,891
143	Reddy Ice Holdings, Inc.	4,137
2,362	Revlon, Inc., Class A*	2,716
494	Ruddick Corp.	16,094
79	Sanderson Farms, Inc.	3,313
4	Seaboard Corp.	8,316
168	Spartan Stores, Inc.	4,274
470	Spectrum Brands, Inc.*	2,651
39	Tiens Biotech Group USA, Inc.*	128
328	Tootsie Roll Industries, Inc.	8,889
405	Topps Co., Inc. (The)	3,762
375	TreeHouse Foods, Inc.*	10,095
325	Universal Corp.	15,967
130	Vector Group Ltd.	2,987
37	Village Super Market, Class A	1,770
128	WD-40 Co.	4,451
149	Weis Markets, Inc.	6,404
389	Winn-Dixie Stores, Inc.*	8,142
		291,292
	Energy — 4.9%
302	Allis-Chalmers Energy, Inc.*	6,016
139	Aventine Renewable Energy Holdings, Inc.*	1,989
132	Basic Energy Services, Inc.*	2,729
285	Berry Petroleum Co., Class A	9,713
77	Bill Barrett Corp.*	2,714
30	Bois d’Arc Energy, Inc.*	539
548	Brigham Exploration Co.*	2,767
243	Bristow Group, Inc.*	10,534

See accompanying notes to schedules of portfolio investments.

312	Bronco Drilling Co., Inc.*	4,602
249	Callon Petroleum Co.*	3,020
66	Clayton Williams Energy, Inc.*	1,851
139	Comstock Resources, Inc.*	3,827
7	Dawson Geophysical Co.*	475
62	Delek U.S. Holdings, Inc.	1,700
342	Edge Petroleum Corp.*	4,467
638	Encore Acquisition Co.*	17,730
339	Energy Partners Ltd.*	4,634
648	Evergreen Energy, Inc.*	2,670
740	EXCO Resources, Inc.*	12,432
724	Exterran Holdings, Inc.*	56,110
344	General Maritime Corp.	8,896
217	GeoMet, Inc.*	1,280
326	Golar LNG Ltd.	6,233
2,045	Grey Wolf, Inc.*	13,579
12	Gulf Island Fabrication, Inc.	427
275	Gulfmark Offshore, Inc.*	12,609
451	Harvest Natural Resources, Inc.*	5,169
393	Horizon Offshore, Inc.*	6,504
276	Hornbeck Offshore Services, Inc.*	10,529
703	International Coal Group, Inc.*	2,847
120	Kayne Anderson Energy Development Co.	3,012
11	Knightsbridge Tankers Ltd.	284
487	Mariner Energy, Inc.*	10,212
175	McMoRan Exploration Co.*	2,378
1,073	Meridian Resource Corp.*	2,489
149	Newpark Resources*	834
210	NGP Capital Resources Co.	3,371
360	Nordic American Tanker Shipping	13,277
591	Oil States International, Inc.*	24,940
1,503	Oilsands Quest, Inc.*	7,575
150	Pacific Ethanol, Inc.*	1,734
271	Parker Drilling Co.*	2,111
247	Penn Virginia Corp.	9,858
986	PetroHawk Energy Corp.*	14,928
154	Petroleum Development Corp.*	6,165
79	PHI, Inc. (Non-Voting)*	2,398
596	Pioneer Drilling Co.*	7,247
280	Rosetta Resources, Inc.*	4,698
337	Stone Energy Corp.*	11,104
199	Sulphco, Inc.*	1,363
46	Superior Offshore International, Inc.*	490
50	Superior Well Services, Inc.*	1,080
359	Swift Energy Co.*	13,362
5	T-3 Energy Services, Inc.*	155
181	Toreador Resources Corp.*	1,866
143	Trico Marine Services, Inc.*	4,699
166	Union Drilling, Inc.*	2,390
332	Uranium Resources, Inc.*	2,573
51	U.S. BioEnergy Corp.*	531
1,050	USEC, Inc.*	14,060
710	Vaalco Energy, Inc.*	2,783
50	VeraSun Energy Corp.*	648
36	Warren Resources, Inc.*	426
505	Whiting Petroleum Corp.*	18,766
82	World Fuel Services Corp.	3,161
		415,560
	Financials — 31.1%
166	1st Source Corp.	3,903
362	21st Century Insurance Group	7,968
98	Abington Bancorp, Inc.	940
98	ACA Capital Holdings, Inc.*	657
257	Accredited Home Lenders Holding Co.*	2,326
63	Advance America Cash Advance Centers, Inc.	791
230	Advanta Corp., Class B	6,021
93	Agree Realty Corp. (REIT)	2,836
204	Alabama National Bancorporation	10,763
732	Alesco Financial, Inc. (REIT)	3,997

See accompanying notes to schedules of portfolio investments.

177	Alexandria Real Estate Equities, Inc. (REIT)	16,519
394	Alfa Corp.	7,013
277	Amcore Financial, Inc.	7,418
278	American Campus Communities, Inc. (REIT)	7,879
683	American Equity Investment Life Holding Co.	6,973
1,565	American Financial Realty Trust (REIT)	12,958
115	American Physicians Capital, Inc.*	4,568
206	AmericanWest Bancorp	3,865
163	Ameris Bancorp	3,221
226	Amerisafe, Inc.*	3,718
210	Ampal American Israel, Class A*	1,123
74	Amtrust Financial Services, Inc.	1,211
235	Anchor Bancorp Wisconsin, Inc.	6,190
770	Anthracite Capital, Inc. (REIT)	6,976
548	Anworth Mortgage Asset Corp. (REIT)	2,948
1,205	Apollo Investment Corp.	26,317
162	Arbor Realty Trust, Inc. (REIT)	3,243
835	Ares Capital Corp.	13,711
352	Argo Group International Holdings Ltd.*	14,355
1,272	Ashford Hospitality Trust, Inc. (REIT)	13,878
1,059	Aspen Insurance Holdings Ltd.	26,570
179	Asset Acceptance Capital Corp.	2,024
814	Assured Guaranty Ltd.	21,221
45	Asta Funding, Inc.	1,657
98	Baldwin & Lyons, Inc., Class B	2,685
96	Bancfirst Corp.	4,329
327	Banco Latinoamericano de Exportaciones S.A.	6,138
129	Bancorp, Inc./DE*	2,616
664	Bank Mutual Corp.	7,875
30	Bank of the Ozarks, Inc.	918
538	BankAtlantic Bancorp, Inc., Class A	4,460
278	BankFinancial Corp.	4,334
384	BankUnited Financial Corp., Class A	6,566
186	Banner Corp.	5,993
106	Berkshire Hills Bancorp, Inc.	3,141
786	BioMed Realty Trust, Inc. (REIT)	19,163
445	Boston Private Financial Holdings, Inc.	12,082
757	Brookline Bancorp, Inc.	9,470
84	BRT Realty Trust (REIT)	1,778
262	Calamos Asset Management, Inc., Class A	6,084
152	Capital City Bank Group, Inc.	4,747
115	Capital Corp. of the West	2,218
37	Capital Southwest Corp.	5,197
164	Capital Trust, Inc., Class A (REIT)	5,684
171	Capitol Bancorp Ltd.	4,307
522	CapLease, Inc. (REIT)	5,037
242	Cascade Bancorp	5,675
19	Cash America International, Inc.	685
95	Castlepoint Holdings Ltd.	1,075
615	Cathay General Bancorp	19,994
350	CBRE Realty Finance, Inc. (REIT)	2,100
531	Cedar Shopping Centers, Inc. (REIT)	7,030
663	Centennial Bank Holdings, Inc.*	4,462
121	Center Financial Corp.	1,918
273	Centerline Holding Co.	4,313
369	Central Pacific Financial Corp.	11,742
298	Chemical Financial Corp.	7,545
554	Chittenden Corp.	19,268
385	Citizens, Inc.*	2,903
909	Citizens Republic Bancorp, Inc.	16,026
146	City Bank	4,489
206	City Holding Co.	7,618
120	Clayton Holdings, Inc.*	1,020
143	Clifton Savings Bancorp, Inc.	1,604
199	CNA Surety Corp.*	3,574
109	CoBiz Financial, Inc.	1,990
215	Columbia Banking System, Inc.	6,560
640	Commerce Group, Inc.	20,403
125	Community Bancorp/NV*	3,077

See accompanying notes to schedules of portfolio investments.

361	Community Bank System, Inc.	7,260
297	Community Banks, Inc.	8,720
183	Community Trust Bancorp, Inc.	5,858
254	Compass Diversified Trust	3,579
98	CompuCredit Corp.*	2,080
422	Corporate Office Properties Trust SBI MD (REIT)	18,176
467	Corus Bankshares, Inc.	6,239
190	Cowen Group, Inc.*	2,428
305	Crawford & Co., Class B*	1,961
300	Crystal River Capital, Inc. (REIT)	4,788
797	CVB Financial Corp.	9,492
31	Darwin Professional Underwriters, Inc.*	770
2,023	DCT Industrial Trust, Inc. (REIT)	20,675
621	Deerfield Triarc Capital Corp. (REIT)	5,434
522	Delphi Financial Group, Inc.	21,037
199	Delta Financial Corp.	1,081
1,135	DiamondRock Hospitality Co. (REIT)	20,373
312	Dime Community Bancshares	4,253
160	Donegal Group, Inc., Class A	2,405
254	Downey Financial Corp.	14,374
54	EastGroup Properties, Inc. (REIT)	2,291
336	Education Realty Trust, Inc. (REIT)	4,593
72	EMC Insurance Group, Inc.	1,760
643	Employers Holdings, Inc.	12,043
162	Encore Capital Group, Inc.*	1,782
268	Energy Infrastructure Acquisition Corp.*	2,594
35	Enterprise Financial Services Corp.	790
320	Entertainment Properties Trust (REIT)	15,309
437	Equity One, Inc. (REIT)	11,432
104	Evercore Partners, Inc., Class A	2,179
773	Extra Space Storage, Inc. (REIT)	11,881
173	FBL Financial Group, Inc., Class A	6,769
124	Federal Agricultural Mortgage Corp., Class C	4,042
323	Financial Federal Corp.	9,855
205	First Acceptance Corp.*	1,724
1,000	First Bancorp/Puerto Rico	10,050
145	First Bancorp/North Carolina	2,835
284	First Busey Corp.	5,595
422	First Charter Corp.	12,626
889	First Commonwealth Financial Corp.	9,788
311	First Community Bancorp, Inc./CA	16,875
121	First Community Bancshares, Inc./VA	4,011
399	First Financial Bancorp	5,383
235	First Financial Bankshares, Inc.	9,940
159	First Financial Corp./IN	4,802
143	First Financial Holdings, Inc.	4,555
148	First Indiana Corp.	4,576
213	First Industrial Realty Trust, Inc. (REIT)	8,686
220	First Merchants Corp.	4,662
67	First Mercury Financial Corp.*	1,365
597	First Midwest Bancorp, Inc./IL	20,471
1,294	First Niagara Financial Group, Inc.	18,284
209	First Place Financial Corp./OH	3,683
291	First Potomac Realty Trust (REIT)	6,166
100	First Regional Bancorp/CA*	2,350
282	First Republic Bank/CA	15,383
246	First State Bancorporation/NM	4,750
175	FirstFed Financial Corp.*	8,794
966	FirstMerit Corp.	18,663
534	Flagstar Bancorp, Inc.	6,568
165	Flagstone Reinsurance Holdings Ltd.	2,099
254	Flushing Financial Corp.	4,171
725	FNB Corp./PA	12,310
117	FPIC Insurance Group, Inc.*	4,695
304	Franklin Bank Corp./TX*	2,794
715	Franklin Street Properties Corp. (REIT)	12,334
634	Freedom Acquisition Holding, Inc.*	6,625
814	Fremont General Corp.	3,663
1,936	Friedman Billings Ramsey Group, Inc., Class A (REIT)	9,080
440	Frontier Financial Corp.	10,815
49	GAMCO Investors, Inc.	2,633
633	Glacier Bancorp, Inc.	13,901
171	Gladstone Capital Corp.	3,499

See accompanying notes to schedules of portfolio investments.

377	GMH Communities Trust (REIT)	2,963
224	Gramercy Capital Corp. (REIT)	5,634
108	Great American Financial Resources, Inc.	2,631
125	Great Southern Bancorp, Inc.	3,375
614	Greater Bay Bancorp	17,284
137	Greene Bancshares, Inc.	4,859
115	Greenlight Capital Re Ltd., Class A*	2,279
55	Hallmark Financial Services*	655
321	Hancock Holding Co.	12,840
488	Hanmi Financial Corp.	7,554
188	Harleysville Group, Inc.	6,065
348	Harleysville National Corp.	5,815
574	Healthcare Realty Trust, Inc. (REIT)	14,333
153	Heartland Financial USA, Inc.	3,107
389	Hercules Technology Growth Capital, Inc.	4,559
161	Heritage Commerce Corp.	3,292
490	Hersha Hospitality Trust (REIT)	5,356
198	HFF, Inc., Class A*	2,313
200	Highwoods Properties, Inc. (REIT)	7,138
413	Hilb Rogal & Hobbs Co.	19,287
570	Hilltop Holdings, Inc.*	6,851
138	Home Bancshares, Inc./Conway AR	3,007
91	Home Properties, Inc. (REIT)	4,625
519	Horace Mann Educators Corp.	10,037
147	Horizon Financial Corp.	3,052
139	IBERIABANK Corp.	6,974
914	IMPAC Mortgage Holdings, Inc. (REIT)	1,572
66	Imperial Capital Bancorp, Inc.	2,284
76	Independence Holding Co.	1,509
271	Independent Bank Corp./MI	3,173
171	Independent Bank Corp./Rockland MA	5,036
233	Infinity Property & Casualty Corp.	9,660
232	Information Services Group, Inc.*	1,759
569	Inland Real Estate Corp. (REIT)	8,808
249	Integra Bank Corp.	4,741
267	Interactive Brokers Group, Inc.*	7,145
615	International Bancshares Corp.	14,157
613	Investors Bancorp, Inc.*	8,705
579	Investors Real Estate Trust (REIT)	6,051
726	IPC Holdings Ltd.	18,455
226	Irwin Financial Corp.	2,407
66	James River Group, Inc.	2,198
151	JER Investors Trust, Inc. (REIT)	1,877
4	K-Fed Bancorp	55
56	Kansas City Life Insurance Co.	2,510
331	KBW, Inc.*	9,142
257	Kearny Financial Corp.	3,395
235	Kite Realty Group Trust (REIT)	3,990
331	KNBT Bancorp, Inc.	4,869
733	Knight Capital Group, Inc., Class A*	10,071
172	Kohlberg Capital Corp.	2,630
639	LaBranche & Co., Inc.*	4,019
229	Lakeland Bancorp, Inc.	2,943
146	Lakeland Financial Corp.	3,400
205	LandAmerica Financial Group, Inc.	11,355
482	LaSalle Hotel Properties (REIT)	20,070
795	Lexington Realty Trust (REIT)	16,441
284	LTC Properties, Inc. (REIT)	6,413
520	Luminent Mortgage Capital, Inc. (REIT)	915
186	Macatawa Bank Corp.	2,643
396	MAF Bancorp, Inc.	21,261
256	Maguire Properties, Inc. (REIT)	6,659

See accompanying notes to schedules of portfolio investments.

225	MainSource Financial Group, Inc.	3,946
455	Marathon Acquisition Corp.*	3,608
724	Max Capital Group Ltd.	19,881
438	MB Financial, Inc.	15,422
750	MCG Capital Corp.	10,890
385	Meadowbrook Insurance Group, Inc.*	3,400
595	Medical Properties Trust, Inc. (REIT)	8,015
549	Meruelo Maddux Properties, Inc.*	3,299
975	MFA Mortgage Investments, Inc. (REIT)	7,556
118	Midland Co. (The)	6,463
234	Midwest Banc Holdings, Inc.	3,501
236	Mission West Properties (REIT)	2,910
1,235	Montpelier Re Holdings Ltd.	20,328
291	MVC Capital, Inc.	4,831
269	Nara Bancorp, Inc.	4,261
45	NASB Financial, Inc.	1,554
149	National Financial Partners Corp.	7,285
261	National Health Investors, Inc. (REIT)	7,893
47	National Interstate Corp.	1,541
572	National Penn Bancshares, Inc.	10,153
801	National Retail Properties, Inc. (REIT)	18,815
27	National Western Life Insurance Co., Class A	6,993
120	Nationwide Health Properties, Inc. (REIT)	3,330
158	Navigators Group, Inc.*	8,564
408	NBT Bancorp, Inc.	8,952
194	Nelnet, Inc., Class A	3,426
710	NewAlliance Bancshares, Inc.	10,586
499	Newcastle Investment Corp. (REIT)	8,303
83	NewStar Financial, Inc.*	959
737	NorthStar Realty Finance Corp. (REIT)	7,820
220	Northwest Bancorp, Inc.	6,415
115	Novastar Financial, Inc. (REIT)	974
295	NTR Acquisition Co.*	2,782
70	NYMAGIC, Inc.	2,104
427	Ocwen Financial Corp.*	4,005
340	Odyssey Re Holdings Corp.	12,315
798	Old National Bancorp	12,672
146	Old Second Bancorp, Inc.	4,342
152	Omega Financial Corp.	4,014
249	Oriental Financial Group	2,595
81	Oritani Financial Corp.*	1,225
565	Pacific Capital Bancorp	14,249
145	Park National Corp.	13,183
191	Parkway Properties, Inc. (REIT)	8,839
524	Partners Trust Financial Group, Inc.	6,361
219	Patriot Capital Funding, Inc.	2,972
67	PennantPark Investment Corp.	870
386	Pennsylvania Real Estate Investment Trust (REIT)	14,602
10	Penson Worldwide, Inc.*	157
126	Peoples Bancorp, Inc./OH	3,318
288	PFF Bancorp, Inc.	5,046
1,370	Phoenix Cos., Inc. (The)	18,974
183	Pico Holdings, Inc.*	8,052
84	Pinnacle Financial Partners, Inc.*	2,402
227	Piper Jaffray Cos.*	11,659
719	Platinum Underwriters Holdings Ltd.	24,935
392	PMA Capital Corp., Class A*	3,940
436	Post Properties, Inc. (REIT)	17,401
469	Potlatch Corp. (REIT)	21,124
95	Preferred Bank/California	3,908
259	Presidential Life Corp.	4,481
436	Primus Guaranty Ltd.*	4,146
83	PrivateBancorp, Inc.	2,779
400	ProAssurance Corp.*	21,032
239	Prospect Capital Corp.	4,001
427	Prosperity Bancshares, Inc.	14,420
387	Provident Bankshares Corp.	11,958
792	Provident Financial Services, Inc.	13,306
509	Provident New York Bancorp	7,029

See accompanying notes to schedules of portfolio investments.

21	QC Holdings, Inc.	303
121	Quadra Realty Trust, Inc.	1,214
760	RAIT Financial Trust (REIT)	6,726
218	RAM Holdings Ltd.*	2,036
80	Ramco-Gershenson Properties Trust (REIT)	2,580
1,213	Realty Income Corp. (REIT)	32,751
254	Redwood Trust, Inc. (REIT)	9,482
254	Renasant Corp.	5,080
114	Republic Bancorp, Inc., Class A	1,733
313	Republic Property Trust (REIT)	4,498
159	Resource America, Inc., Class A	2,423
264	Resource Capital Corp. (REIT)	3,168
253	RLI Corp.	15,218
107	Rockville Financial, Inc.	1,546
122	Roma Financial Corp.	2,073
65	Royal Bancshares of Pennsylvania	1,372
298	S & T Bancorp, Inc.	10,493
195	Safety Insurance Group, Inc.	6,657
223	Sanders Morris Harris Group, Inc.	2,205
189	Sandy Spring Bancorp, Inc.	5,921
53	Santander BanCorp	636
110	SCBT Financial Corp.	3,923
817	Scottish Re Group Ltd.*	2,680
250	SeaBright Insurance Holdings, Inc.*	4,307
178	Seacoast Banking Corp. of Florida	3,120
197	Security Bank Corp./Georgia	2,713
286	Security Capital Assurance Ltd.	5,814
659	Selective Insurance Group	13,905
1,005	Senior Housing Properties Trust (REIT)	20,442
18	Signature Bank*	622
170	Simmons First National Corp., Class A	4,621
891	South Financial Group, Inc. (The)	20,448
124	Southside Bancshares, Inc.	2,616
172	Southwest Bancorp, Inc./OK	3,670
247	Sovran Self Storage, Inc. (REIT)	11,142
227	Star Maritime Acquisition Corp.*	2,842
173	State Auto Financial Corp.	5,176
224	Sterling Bancorp/NY	3,311
894	Sterling Bancshares, Inc./TX	10,218
616	Sterling Financial Corp./WA	15,690
317	Sterling Financial Corp./PA	5,551
207	Stewart Information Services Corp.	7,671
893	Strategic Hotels & Resorts, Inc. (REIT)	18,369
59	Stratus Properties, Inc.*	1,938
21	Suffolk Bancorp	664
189	Sun Bancorp, Inc./NJ*	3,151
750	Sunstone Hotel Investors, Inc. (REIT)	20,220
203	Superior Bancorp*	1,908
626	Susquehanna Bancshares, Inc.	12,307
334	SVB Financial Group*	16,620
235	SWS Group, Inc.	4,169
148	SY Bancorp, Inc.	3,923
69	Taylor Capital Group, Inc.	2,066
256	Technology Investment Capital Corp.	3,364
247	Texas Capital Bancshares, Inc.*	5,390
259	Thomas Weisel Partners Group, Inc.*	3,517
217	TierOne Corp.	4,865
79	Tompkins Financial Corp.	3,049
138	Triad Guaranty, Inc.*	2,309
168	Trico Bancshares	3,763
588	Trustmark Corp.	16,605
556	U-Store-It Trust (REIT)	7,539
1,200	UCBH Holdings, Inc.	19,944
372	UMB Financial Corp.	16,480
736	Umpqua Holdings Corp.	15,971
160	Union Bankshares Corp./VA	3,712
296	United America Indemnity Ltd., Class A*	6,405
432	United Bankshares, Inc.	13,522
499	United Community Banks, Inc./GA	12,121

See accompanying notes to schedules of portfolio investments.

322	United Community Financial Corp./OH	2,380
263	United Fire & Casualty Co.	9,991
362	Universal American Financial Corp.*	7,515
95	Universal Health Realty Income Trust (REIT)	3,184
156	Univest Corp. of Pennsylvania	3,638
254	Urstadt Biddle Properties, Inc., Class A (REIT)	4,303
136	USB Holding Co., Inc.	3,170
139	ViewPoint Financial Group	2,387
29	Virginia Commerce Bancorp*	425
1,370	W Holding Co., Inc.	3,206
165	Waddell & Reed Financial, Inc.	4,099
137	Washington Trust Bancorp, Inc.	3,554
108	Wauwatosa Holdings, Inc.*	1,798
251	WesBanco, Inc.	6,709
188	West Coast Bancorp/OR	5,155
266	Westamerica Bancorporation	12,914
86	Western Alliance Bancorp*	2,310
124	Westfield Financial, Inc.	1,254
183	Wilshire Bancorp, Inc.	2,062
607	Winthrop Realty Trust (REIT)	3,854
290	Wintrust Financial Corp.	12,511
144	WP Stewart & Co., Ltd.	1,630
76	WSFS Financial Corp.	4,578
119	Yardville National Bancorp	4,069
445	Zenith National Insurance Corp.	19,184
		2,644,801
	Health Care — 4.5%
175	Albany Molecular Research, Inc.*	2,558
123	Alliance Imaging, Inc.*	1,084
521	Alpharma, Inc., Class A	11,931
18	Amedisys, Inc.*	680
9	American Dental Partners, Inc.*	215
634	AMERIGROUP Corp.*	20,079
8	Amicus Therapeutics, Inc.*	95
367	Amsurg Corp.*	8,657
168	Analogic Corp.	11,602
139	Angiodynamics, Inc.*	2,705
57	Animal Health International, Inc.*	647
947	Applera Corp.- Celera Group*	12,472
309	Apria Healthcare Group, Inc.*	8,229
732	Arena Pharmaceuticals, Inc.*	9,809
348	Ariad Pharmaceuticals, Inc.*	1,730
515	Assisted Living Concepts, Inc., Class A*	4,681
109	Bentley Pharmaceuticals, Inc.*	1,338
224	Bio-Rad Laboratories, Inc., Class A*	18,888
76	Bionovo, Inc.*	334
108	Bradley Pharmaceuticals, Inc.*	2,112
344	Cambrex Corp.	4,290
138	Cantel Medical Corp.*	2,125
206	Capital Senior Living Corp.*	1,669
159	Centene Corp.*	3,213
20	Chemed Corp.	1,241
33	Computer Programs & Systems, Inc.	877
340	Conmed Corp.*	9,877
354	Cross Country Healthcare, Inc.*	6,043
109	Cytokinetics, Inc.*	532
154	Datascope Corp.	5,137
71	Emergent Biosolutions, Inc.*	634
52	Emeritus Corp.*	1,412
75	Enzon Pharmaceuticals, Inc.*	608
229	Gentiva Health Services, Inc.*	4,749
34	Greatbatch, Inc.*	1,020
23	Haemonetics Corp.*	1,142
22	Hansen Medical, Inc.*	534
946	Healthsouth Corp.*	17,274
216	Healthspring, Inc.*	4,037
51	ICU Medical, Inc.*	1,928
98	Immunomedics, Inc.*	205
407	Incyte Corp.*	2,377

See accompanying notes to schedules of portfolio investments.

66	Indevus Pharmaceuticals, Inc.*	448
18	Insulet Corp.*	317
46	InterMune, Inc.*	909
346	Invacare Corp.	8,017
404	Inverness Medical Innovations, Inc.*	19,449
482	Isis Pharmaceuticals, Inc.*	5,948
37	Kensey Nash Corp.*	882
365	Kindred Healthcare, Inc.*	7,234
52	Landauer, Inc.	2,636
395	Magellan Health Services, Inc.*	16,037
501	MannKind Corp.*	4,444
387	Martek Biosciences Corp.*	10,457
50	Matria Healthcare, Inc.*	1,273
293	Maxygen, Inc.*	2,614
84	Medcath Corp.*	2,465
27	Medical Action Industries, Inc.*	613
284	Merit Medical Systems, Inc.*	3,482
5	Molecular Insight Pharmaceuticals, Inc.*	35
164	Molina Healthcare, Inc.*	5,584
160	Momenta Pharmaceuticals, Inc.*	1,696
420	Nabi Biopharmaceuticals*	1,487
30	National Healthcare Corp.	1,578
215	Neurocrine Biosciences, Inc.*	2,143
376	Odyssey HealthCare, Inc.*	3,677
12	Orexigen Therapeutics, Inc.*	177
82	Orthofix International N.V.*	3,923
400	Owens & Minor, Inc.	15,960
44	Par Pharmaceutical Cos., Inc.*	985
437	Perrigo Co.	9,050
116	PharmaNet Development Group, Inc.*	3,341
237	PharMerica Corp.*	4,202
80	PRA International*	2,332
34	Providence Service Corp. (The)*	1,022
210	RehabCare Group, Inc.*	3,417
293	Res-Care, Inc.*	6,247
49	Rigel Pharmaceuticals, Inc.*	449
62	Salix Pharmaceuticals Ltd.*	714
66	Sciele Pharma, Inc.*	1,523
7	Sirtris Pharmaceuticals, Inc.*	91
125	Skilled Healthcare Group, Inc.*	1,816
423	STERIS Corp.	11,874
79	Sunrise Senior Living, Inc.*	2,829
385	Symmetry Medical, Inc.*	6,171
44	Telik, Inc.*	127
17	TomoTherapy, Inc.*	406
154	Varian, Inc.*	9,243
96	Viropharma, Inc.*	951
11	Vital Images, Inc.*	204
12	Vital Signs, Inc.	602
23	Wright Medical Group, Inc.*	602
223	XOMA Ltd.*	618
61	Zoll Medical Corp.*	1,410
		384,481
	Industrials — 12.4%
30	AAR Corp.*	942
481	ABM Industries, Inc.	11,246
705	ABX Air, Inc.*	4,836
478	ACCO Brands Corp.*	10,836
283	Accuride Corp.*	3,671
41	Actuant Corp., Class A	2,501
150	Acuity Brands, Inc.	7,881
116	Aecom Technology Corp.*	3,117
486	Alaska Air Group, Inc.*	12,063
352	Albany International Corp.	13,707
120	Amerco, Inc.*	7,565
14	American Ecology Corp.	280
142	American Woodmark Corp.	4,284
100	Ameron International Corp.	9,550
80	Ampco-Pittsburgh Corp.	3,402
13	Amrep Corp.	437
247	AO Smith Corp.	11,905
428	Applied Industrial Technologies, Inc.	13,687
96	Argon ST, Inc.*	1,735

See accompanying notes to schedules of portfolio investments.

271	Arkansas Best Corp.	9,729
99	ASV, Inc.*	1,406
160	Atlas Air Worldwide Holdings, Inc.*	8,118
26	Badger Meter, Inc.	816
50	Barnes Group, Inc.	1,573
29	Barrett Business Services, Inc.	707
48	Beacon Roofing Supply, Inc.*	559
457	Blount International, Inc.*	6,261
138	BlueLinx Holdings, Inc.	1,125
331	Bowne & Co., Inc.	5,610
605	Brady Corp., Class A	23,553
594	Briggs & Stratton Corp.	17,339
170	Builders FirstSource, Inc.*	2,227
115	Cascade Corp.	8,465
273	Casella Waste Systems, Inc.*	3,049
410	CBIZ, Inc.*	3,075
122	CDI Corp.	3,489
95	Ceradyne, Inc.*	6,867
58	Chart Industries, Inc.*	1,565
197	CIRCOR International, Inc.	8,331
310	Clarcor, Inc.	12,003
100	Columbus McKinnon Corp.*	2,717
438	Comfort Systems USA, Inc.	6,373
257	Commercial Vehicle Group, Inc.*	3,655
18	Compx International, Inc.	365
19	Consolidated Graphics, Inc.*	1,259
128	Cornell Cos., Inc.*	3,084
16	CRA International, Inc.*	795
67	Cubic Corp.	2,649
281	Curtiss-Wright Corp.	12,814
623	Deluxe Corp.	23,686
285	Dollar Thrifty Automotive Group*	8,402
260	DynCorp International, Inc., Class A*	5,600
366	Eagle Bulk Shipping, Inc.	9,648
197	EDO Corp.	8,479
208	Electro Rent Corp.	3,022
766	EMCOR Group, Inc.*	24,014
280	Encore Wire Corp.	7,280
257	EnerSys*	4,641
307	Ennis, Inc.	6,677
258	EnPro Industries, Inc.*	10,782
246	Esterline Technologies Corp.*	12,421
47	Exponent, Inc.*	1,145
597	ExpressJet Holdings, Inc.*	2,603
576	Federal Signal Corp.	8,813
32	First Advantage Corp., Class A*	622
81	Forward Air Corp.	2,838
138	FreightCar America, Inc.	6,251
258	G&K Services, Inc., Class A	10,746
126	Gehl Co.*	2,996
201	Genco Shipping & Trading Ltd.	11,276
212	Genesee & Wyoming, Inc.*	5,805
62	GeoEye, Inc.*	1,461
300	Gibraltar Industries, Inc.	5,994
83	Goodman Global, Inc.*	1,941
1,252	GrafTech International Ltd.*	21,021
184	Granite Construction, Inc.	10,017
19	Great Lakes Dredge & Dock Corp.*	169
192	Greenbrier Cos., Inc.	5,641
358	Griffon Corp.*	5,606
133	Hardinge, Inc.	4,638
466	Heartland Express, Inc.	7,256
13	Heidrick & Struggles International, Inc.*	609
39	ICT Group, Inc.*	593
1,291	IKON Office Solutions, Inc.	18,126
328	Insituform Technologies, Inc.*	5,409
117	Insteel Industries, Inc.	2,211
82	Integrated Electrical Services, Inc.*	1,916
199	Interline Brands, Inc.*	4,824
1,849	JetBlue Airways Corp.*	17,602
158	Kadant, Inc.*	4,503
194	Kaman Corp.	6,385
60	Kaydon Corp.	3,168

See accompanying notes to schedules of portfolio investments.

219	Kelly Services, Inc., Class A	4,976
83	Kforce, Inc.*	1,263
105	Korn/Ferry International*	2,332
11	L.B. Foster Co., Class A*	413
108	Ladish Co., Inc.*	5,668
147	Lamson & Sessions Co. (The)*	3,890
50	Lawson Products	1,826
169	LECG Corp.*	2,592
86	Lindsay Corp.	3,486
220	LSI Industries, Inc.	4,462
184	Marten Transport Ltd.*	2,881
89	Miller Industries, Inc.*	1,630
211	Mine Safety Appliances Co.	10,111
87	Mobile Mini, Inc.*	2,106
341	Moog, Inc., Class A*	14,516
84	MTC Technologies, Inc.*	1,677
445	Mueller Industries, Inc.	15,415
1,378	Mueller Water Products, Inc., Class A	17,032
7	Multi-Color Corp.	260
70	NACCO Industries, Inc., Class A	8,293
173	Navigant Consulting, Inc.*	3,053
207	NCI Building Systems, Inc.*	9,603
97	Nordson Corp.	4,870
42	Nuco2, Inc.*	1,104
24	Old Dominion Freight Line, Inc.*	691
332	On Assignment, Inc.*	3,513
110	Orbital Sciences Corp.*	2,416
285	Pacer International, Inc.	6,162
96	Park-Ohio Holdings Corp.*	2,645
19	Patriot Transportation Holding, Inc.*	1,748
138	PeopleSupport, Inc.*	1,736
74	Perini Corp.*	4,188
89	PGT, Inc.*	927
643	PHH Corp.*	17,316
50	Pike Electric Corp.*	945
32	Powell Industries, Inc.*	1,073
843	Power-One, Inc.*	3,675
30	Preformed Line Products Co.	1,470
14	Protection One, Inc.*	180
384	Regal-Beloit Corp.	19,396
437	Republic Airways Holdings, Inc.*	8,320
169	Robbins & Myers, Inc.	9,156
113	RSC Holdings, Inc.*	2,097
266	Rush Enterprises, Inc., Class A*	6,746
152	Saia, Inc.*	2,856
158	Schawk, Inc.	3,413
205	School Specialty, Inc.*	7,470
87	Sequa Corp., Class A*	14,281
234	Simpson Manufacturing Co., Inc.	7,722
775	Skywest, Inc.	19,476
339	Spherion Corp.*	2,997
25	Standard Parking Corp.*	872
166	Standard Register Co. (The)	2,123
149	Standex International Corp.	3,729
245	Superior Essex, Inc.*	8,648
176	TAL International Group, Inc.	4,414
58	TBS International Ltd., Class A*	2,118
186	Tecumseh Products Co., Class A*	3,208
65	Teledyne Technologies, Inc.*	3,244
98	Tennant Co.	4,118
281	Tetra Tech, Inc.*	5,508
378	Tredegar Corp.	6,607
126	Trex Co., Inc.*	1,692
169	Trimas Corp.*	2,072
154	Triumph Group, Inc.	11,274
261	UAP Holding Corp.	7,807
120	Ultrapetrol Bahamas Ltd.*	2,162
122	United Stationers, Inc.*	7,200
200	Universal Forest Products, Inc.	7,458
39	Universal Truckload Services, Inc.*	802
253	Viad Corp.	9,045
170	Volt Information Sciences, Inc.*	2,558
367	Wabash National Corp.	4,804

See accompanying notes to schedules of portfolio investments.

297	Washington Group International, Inc.*	25,156
235	Waste Connections, Inc.*	7,149
234	Waste Services, Inc.*	2,307
20	Watsco, Inc.	962
389	Watson Wyatt Worldwide, Inc., Class A	18,404
377	Watts Water Technologies, Inc., Class A	13,353
559	Werner Enterprises, Inc.	10,403
322	Williams Scotsman International, Inc.*	8,794
125	Xerium Technologies, Inc.	676
		1,054,801
	Information Technology — 12.0%
4,674	3Com Corp.*	17,527
313	Actel Corp.*	3,521
1,421	Adaptec, Inc.*	5,300
342	Adtran, Inc.	9,142
370	Agilysys, Inc.	6,312
195	Anaren, Inc.*	2,748
1,870	Andrew Corp.*	26,330
63	Anixter International, Inc.*	4,836
2,102	Applied Micro Circuits Corp.*	5,991
941	Ariba, Inc.*	8,281
90	Arris Group, Inc.*	1,366
380	AsiaInfo Holdings, Inc.*	3,070
60	Asyst Technologies, Inc.*	352
56	ATMI, Inc.*	1,689
28	Authorize.Net Holdings, Inc.*	510
496	Avid Technology, Inc.*	15,292
606	Avocent Corp.*	17,889
1,221	Axcelis Technologies, Inc.*	5,751
2,421	BearingPoint, Inc.*	14,211
143	Bel Fuse, Inc., Class B	4,504
703	Benchmark Electronics, Inc.*	17,631
208	Black Box Corp.	8,518
83	Blackbaud, Inc.	2,097
873	Borland Software Corp.*	3,981
260	Bottomline Technologies, Inc.*	3,427
64	Brightpoint, Inc.*	746
764	Brooks Automation, Inc.*	10,811
55	Cabot Microelectronics Corp.*	2,295
340	CACI International, Inc., Class A*	17,347
28	Cavium Networks, Inc.*	785
474	Checkpoint Systems, Inc.*	13,201
652	Ciber, Inc.*	5,170
466	Cirrus Logic, Inc.*	3,173
5,851	CMGI, Inc.*	9,128
111	Cognex Corp.	2,048
253	Coherent, Inc.*	7,613
148	Cohu, Inc.	2,929
21	Comverge, Inc.*	580
4,330	Conexant Systems, Inc.*	4,850
183	Cray, Inc.*	1,292
1,215	Credence Systems Corp.*	3,572
302	CSG Systems International, Inc.*	6,982
431	CTS Corp.	5,599
89	Cymer, Inc.*	3,528
260	Digi International, Inc.*	3,679
245	Ditech Networks, Inc.*	1,257
324	DSP Group, Inc.*	5,647
255	Dycom Industries, Inc.*	7,530
10	Eagle Test Systems, Inc.*	120
1,481	Earthlink, Inc.*	11,285
82	eFunds Corp.*	2,975
351	Electro Scientific Industries, Inc.*	8,315
682	Electronics for Imaging*	17,787
91	EMS Technologies, Inc.*	2,233
416	Emulex Corp.*	8,129
8	EnerNOC, Inc.*	285
1,197	Entegris, Inc.*	11,300
234	eSpeed, Inc., Class A*	1,966
272	Exar Corp.*	3,628
117	Excel Technology, Inc.*	3,185
54	ExlService Holdings, Inc.*	1,026
1,343	Extreme Networks*	4,647

See accompanying notes to schedules of portfolio investments.

10	Forrester Research, Inc.*	254
227	Foundry Networks, Inc.*	4,197
3,681	Gateway, Inc.*	6,773
339	Genesis Microchip, Inc.*	2,698
278	Gerber Scientific, Inc.*	2,844
179	Gevity HR, Inc.	2,062
29	Global Cash Access Holdings, Inc.*	322
313	Hutchinson Technology, Inc.*	7,202
272	Hypercom Corp.*	1,325
186	i2 Technologies, Inc.*	2,954
423	Imation Corp.	12,305
336	Immersion Corp.*	5,037
193	Infospace, Inc.	2,704
258	infoUSA, Inc.	2,616
581	Insight Enterprises, Inc.*	13,781
38	Integral Systems, Inc.	919
464	Internet Capital Group, Inc.*	5,271
97	Interwoven, Inc.*	1,264
286	Ipass, Inc.*	1,287
159	Ixia*	1,447
129	IXYS Corp.*	1,316
213	JDA Software Group, Inc.*	4,420
1,008	Kemet Corp.*	6,955
188	Keynote Systems, Inc.*	2,594
365	Komag, Inc.*	11,731
58	Kulicke & Soffa Industries, Inc.*	495
331	L-1 Identity Solutions, Inc.*	5,445
1,378	Lattice Semiconductor Corp.*	6,876
1,563	Lawson Software, Inc.*	15,333
108	Lionbridge Technologies*	443
184	Littelfuse, Inc.*	6,146
138	Loral Space & Communications, Inc.*	5,531
58	Manhattan Associates, Inc.*	1,675
194	Mantech International Corp., Class A*	6,937
74	Marchex, Inc., Class B	675
84	MasTec, Inc.*	1,242
92	Mattson Technology, Inc.*	969
240	MAXIMUS, Inc.	10,267
103	Measurement Specialties, Inc.*	2,485
399	Mentor Graphics Corp.*	5,570
267	Mercury Computer Systems, Inc.*	3,054
439	Methode Electronics, Inc.	6,339
16	MicroStrategy, Inc.*	1,108
574	MKS Instruments, Inc.*	12,651
1,111	MPS Group, Inc.*	15,287
1,513	MRV Communications, Inc.*	3,813
527	MSC.Software Corp.*	6,667
82	MTS Systems Corp.	3,454
55	Multi-Fineline Electronix, Inc.*	698
261	Ness Technologies, Inc.*	2,905
420	Newport Corp.*	5,800
357	Nextwave Wireless, Inc.*	2,360
484	Omnivision Technologies, Inc.*	10,101

See accompanying notes to schedules of portfolio investments.

421	OpenTV Corp., Class A*	551
994	Openwave Systems, Inc.	4,493
153	Oplink Communications, Inc.*	1,994
97	Optium Corp.*	771
97	OSI Systems, Inc.*	2,416
71	Packeteer, Inc.*	523
1,242	Palm, Inc.*	18,642
749	Parametric Technology Corp.*	13,190
243	Park Electrochemical Corp.	7,183
87	PC Connection, Inc.*	1,119
132	PDF Solutions, Inc.*	1,288
145	Pegasystems, Inc.	1,723
218	Pericom Semiconductor Corp.*	2,511
1,049	Perot Systems Corp., Class A*	16,396
502	Photronics, Inc.*	5,813
577	Plantronics, Inc.	16,387
220	Plexus Corp.*	5,229
182	PMC - Sierra, Inc.*	1,398
1,565	Powerwave Technologies, Inc.*	10,720
55	QAD, Inc.	448
2,354	Quantum Corp.*	7,556
99	Quest Software, Inc.*	1,441
310	Rackable Systems, Inc.*	4,253
213	Radisys Corp.*	2,328
1,227	RealNetworks, Inc.*	7,644
1,236	RF Micro Devices, Inc.*	7,354
22	Rimage Corp.*	553
19	Rofin-Sinar Technologies, Inc.*	1,324
212	Rogers Corp.*	8,732
170	Rudolph Technologies, Inc.*	2,181
659	S1 Corp.*	5,140
1,452	Safeguard Scientifics, Inc.*	3,122
1,362	SAIC, Inc.*	24,938
99	SAVVIS, Inc.*	3,933
32	Scansource, Inc.*	886
207	SeaChange International, Inc.*	1,507
519	Secure Computing Corp.*	4,661
217	Semitool, Inc.*	2,098
143	Semtech Corp.*	2,551
157	SI International, Inc.*	4,839
74	Silicon Graphics, Inc.*	1,804
98	Silicon Image, Inc.*	566
1,091	Silicon Storage Technology, Inc.*	3,404
1,661	Skyworks Solutions, Inc.*	13,105
95	Solera Holdings, Inc.*	1,737
197	Sonic Solutions, Inc.*	1,497
577	SonicWALL, Inc.*	4,951
1,080	Spansion, Inc., Class A*	9,828
212	SRA International, Inc., Class A*	5,981
181	Standard Microsystems Corp.*	6,512
262	STEC, Inc.*	1,973
982	Sybase, Inc.*	22,635
1,368	Sycamore Networks, Inc.*	5,404
277	Symmetricom, Inc.*	1,382
196	SYNNEX Corp.*	3,904
103	Take-Two Interactive Software, Inc.*	1,646
308	Technitrol, Inc.	8,470
28	TechTarget, Inc.*	365
732	Tekelec*	9,004
2,504	TIBCO Software, Inc.*	19,807
291	TNS, Inc.	4,345
1,671	TriQuint Semiconductor, Inc.*	7,369
446	TTM Technologies, Inc.*	5,209
201	Ultra Clean Holdings*	3,003
133	Ultratech, Inc.*	1,906
578	United Online, Inc.	8,306
119	Universal Display Corp.*	1,756
690	Utstarcom, Inc.*	2,098
323	Veeco Instruments, Inc.*	5,685

See accompanying notes to schedules of portfolio investments.

158	Vignette Corp.*	3,083
40	Wright Express Corp.*	1,476
258	X-Rite, Inc.	3,689
401	Zoran Corp.*	6,925
196	Zygo Corp.*	2,519
		1,026,703
	Materials — 5.9%
110	AM Castle & Co.	3,204
215	AMCOL International Corp.	6,925
766	Aptargroup, Inc.	27,829
292	Arch Chemicals, Inc.	12,649
675	Bowater, Inc.	11,367
456	Buckeye Technologies, Inc.*	7,100
483	Calgon Carbon Corp.*	6,448
159	Century Aluminum Co.*	7,820
599	CF Industries Holdings, Inc.	37,935
239	Chesapeake Corp.	2,342
104	Claymont Steel Holdings, Inc.*	2,179
1,612	Coeur d’Alene Mines Corp.*	5,513
386	Compass Minerals International, Inc.	13,151
521	Ferro Corp.	10,196
413	Georgia Gulf Corp.	6,183
541	Glatfelter	7,985
729	HB Fuller Co.	19,617
473	Headwaters, Inc.*	7,814
738	Hercules, Inc.*	15,365
128	Innophos Holdings, Inc.	1,885
288	Innospec, Inc.	7,154
95	Koppers Holdings, Inc.	3,489
383	Mercer International, Inc.*	3,424
283	Metal Management, Inc.	13,276
229	Minerals Technologies, Inc.	15,093
56	Neenah Paper, Inc.	1,943
145	NewMarket Corp.	6,773
86	NL Industries, Inc.	899
107	Northwest Pipe Co.*	3,989
886	Olin Corp.	18,996
105	Olympic Steel, Inc.	2,565
358	OM Group, Inc.*	17,685
1,117	PolyOne Corp.*	8,970
446	Quanex Corp.	19,316
422	Rock-Tenn Co., Class A	12,234
421	Rockwood Holdings, Inc.*	13,493
184	Royal Gold, Inc.	5,108
318	Ryerson, Inc.	10,602
263	Schnitzer Steel Industries, Inc.	15,367
324	Schulman (A.), Inc.	6,979
189	Schweitzer-Mauduit International, Inc.	4,307
565	Sensient Technologies Corp.	15,306
137	Silgan Holdings, Inc.	6,999
384	Spartech Corp.	8,317
75	Stepan Co.	2,251
472	Stillwater Mining Co.*	4,432
182	Symyx Technologies*	1,629
194	Texas Industries, Inc.	14,302
498	Tronox, Inc., Class B	5,020
252	U.S. Concrete, Inc.*	2,003
37	Universal Stainless & Alloy*	1,200
534	Wausau Paper Corp.	5,997
155	Wheeling-Pittsburgh Corp.*	2,809
830	Worthington Industries, Inc.	17,563
521	W.R. Grace & Co.*	11,639
		504,636

See accompanying notes to schedules of portfolio investments.

	Telecommunication Services — 1.4%
513	Alaska Communications Systems Group, Inc.	7,008
38	Aruba Networks, Inc.*	687
113	Atlantic Tele-Network, Inc.	3,783
2,974	Cincinnati Bell, Inc.*	14,513
103	Consolidated Communications Holdings, Inc.	1,914
373	Fairpoint Communications, Inc.	6,240
1,236	FiberTower Corp.*	4,647
560	General Communication, Inc., Class A*	7,084
167	Global Crossing Ltd.*	3,180
109	Golden Telecom, Inc.	7,478
25	Hungarian Telephone & Cable*	495
712	ICO Global Communications Holdings Ltd.*	2,506
595	IDT Corp., Class B	5,355
242	InPhonic, Inc.*	808
381	Iowa Telecommunications Services, Inc.	7,052
53	iPCS, Inc.	1,796
24	North Pittsburgh Systems, Inc.	554
516	PAETEC Holding Corp.*	6,156
654	Premiere Global Services, Inc.*	8,554
84	Rural Cellular Corp., Class A*	3,609
256	Shenandoah Telecom Co.	5,258
174	SureWest Communications	5,048
328	Syniverse Holdings, Inc.*	4,635
130	Time Warner Telecom, Inc., Class A*	2,853
277	USA Mobility, Inc.*	5,111
409	Vonage Holdings Corp.*	863
		117,187
	Utilities — 4.8%
308	Allete, Inc.	12,970
205	American States Water Co.	8,007
4,500	Aquila, Inc.*	17,910
634	Avista Corp.	12,407
452	Black Hills Corp.	18,618
235	California Water Service Group	9,102
122	Central Vermont Public Service Corp.	4,404
189	CH Energy Group, Inc.	8,934
717	Cleco Corp.	16,520
550	El Paso Electric Co.*	12,276
365	Empire District Electric Co. (The)	8,369
62	EnergySouth, Inc.	2,988
528	Idacorp, Inc.	17,144
259	Laclede Group, Inc. (The)	8,454
255	MGE Energy, Inc.	8,400
336	New Jersey Resources Corp.	16,457
541	Nicor, Inc.	22,484
324	Northwest Natural Gas Co.	15,053
431	NorthWestern Corp.	11,568
357	Otter Tail Corp.	13,031
896	Piedmont Natural Gas Co.	23,654
921	PNM Resources, Inc.	21,294
366	Portland General Electric Co.	9,732
427	SEMCO Energy, Inc.*	3,250
172	SJW Corp.	5,901
354	South Jersey Industries, Inc.	12,004
506	Southwest Gas Corp.	14,679
289	Southwest Water Co.	4,040
302	UIL Holdings Corp.	9,359
424	Unisource Energy Corp.	12,559
1,067	Westar Energy, Inc.	25,917
591	WGL Holdings, Inc.	19,438
		406,923
	Total Common Stock
	(Cost $8,536,390)	7,871,685

See accompanying notes to schedules of portfolio investments.

Principal Amount
	Repurchase Agreements — 8.6%
$106,042	Credit Suisse First Boston Corp.,
	5.25%, dated 08/31/07,
	due 09/04/07, total to be
	received $106,103 **	106,042

626,708	UBS Warburg LLC,
	5.25%, dated 08/31/07,
	due 09/04/07, total to be
	received $627,069 ***	626,708

	Total Repurchase Agreements
	(Cost $732,750)	732,750

	Total Investments
	(Cost $9,269,141) — 101.0%	8,604,435
	Liabilities in excess of other assets — (1.0)%	(88,564)
	Net Assets — 100.0%	$8,515,871

(a)	All or a portion of each security is held in a segregated account for the benefit of swap counterparties in the event of default.
*	Non-income producing security.
**	Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows:
Federal Home Loan Bank, 0% to 5.50%, due 9/14/07 to 7/15/36; Federal Home Loan Mortgage Corp., 0% due 11/29/19,
which had a total value of $108,163. The investment in the repurchase agreement was through participation in a pooled account.
***	Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows:
Federal Home Loan Bank, 0% to 6.05%, due 9/5/07 to 12/28/18; Federal Home Loan Mortgage Corp., 0% to 6.03%,
due 9/15/07 to 4/16/37; Federal National Mortgage Association, 0% to 6.07%, due 9/4/07 to 4/18/36, which had a total value of $639,243. The investment in the repurchase agreement was through participation in a pooled account.
REIT	Real Estate Investment Trust

As of August 31, 2007, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$222,220
Aggregate gross unrealized depreciation	(1,132,646)
Net unrealized depreciation	$(910,426)

Federal income tax cost of investments	$9,514,861

Swap Agreements

Ultra Russell2000 Value had the following open swap agreement as of August 31, 2007:

	Notional Amount at Value	Unrealized Appreciation
Equity Index Swap Agreement based on the Russell 2000® Value Index, expiring 09/27/07	$9,204,242	$7,472

See accompanying notes to schedules of portfolio investments.

Ultra Russell2000 Growth

Schedule of Portfolio Investments

August 31, 2007 (Unaudited)

Shares		Value
	Common Stocks (a) — 85.9%
	Consumer Discretionary — 14.9%
93	1-800 Contacts, Inc.*	$2,232
301	1-800-FLOWERS.COM, Inc., Class A*	3,200
325	99 Cents Only Stores*	4,014
213	A.C. Moore Arts & Crafts, Inc.*	3,981
350	Aaron Rents, Inc.	8,956
963	Aeropostale, Inc.*	19,934
218	AFC Enterprises*	3,250
196	Ambassadors Group, Inc.	7,599
41	Ambassadors International, Inc.	989
269	Amerigon, Inc.*	4,250
135	Ameristar Casinos, Inc.	3,903
817	Applebee’s International, Inc.	20,270
372	Arbitron, Inc.	18,537
663	Bally Technologies, Inc.*	21,992
315	Bebe Stores, Inc.	4,394
137	Benihana, Inc., Class A*	2,540
282	Big 5 Sporting Goods Corp.	5,866
212	BJ’s Restaurants, Inc.*	4,802
167	Blue Nile, Inc.*	14,098
42	Blyth, Inc.	939
40	Bon-Ton Stores, Inc. (The)	1,153
325	Bright Horizons Family Solutions, Inc.*	12,893
255	Brown Shoe Co., Inc.	5,824
175	Buckle, Inc. (The)	6,547
191	Buffalo Wild Wings, Inc.*	6,641
195	Build-A-Bear Workshop, Inc.*	3,210
63	Cabela’s, Inc.*	1,489
111	Cache, Inc.*	1,863
362	California Pizza Kitchen, Inc.*	7,403
134	Capella Education Co.*	6,755
124	Carrols Restaurant Group, Inc.*	1,359
727	Carter’s, Inc.*	14,351
411	Casual Male Retail Group, Inc.*	4,151
381	Catalina Marketing Corp.*	11,895
96	Cato Corp. (The), Class A	2,119
185	CBRL Group, Inc.	6,923
164	CEC Entertainment, Inc.*	5,035
806	Champion Enterprises, Inc.*	9,309
315	Charlotte Russe Holding, Inc.*	5,503
68	Cherokee, Inc.	2,584
280	Childrens Place Retail Stores, Inc. (The)*	8,053
408	Chipotle Mexican Grill, Inc., Class B*	38,307
450	Christopher & Banks Corp.	5,436
160	Cinemark Holdings, Inc.	2,877
830	Citadel Broadcasting Corp.	3,378
173	Citi Trends, Inc.*	3,761
784	CKE Restaurants, Inc.	13,289
432	CKX, Inc.*	5,288
362	Coinmach Service Corp., Class A	4,637
97	Coinstar, Inc.*	3,170
363	Collective Brands, Inc.*	8,578
39	Columbia Sportswear Co.	2,337
9	Conn’s, Inc.*	198
1,078	Corinthian Colleges, Inc.*	15,157
94	Courier Corp.	3,378
65	CPI Corp.	2,909
110	Crown Media Holdings, Inc., Class A*	740
32	CSK Auto Corp.*	423
164	Cumulus Media, Inc., Class A*	1,755
58	DEB Shops, Inc.	1,547
159	Deckers Outdoor Corp.*	14,976
1,165	Denny’s Corp.*	4,497
746	DeVry, Inc.	25,759
195	Dover Downs Gaming & Entertainment, Inc.	2,014

See accompanying notes to schedules of portfolio investments.

451	Dress Barn, Inc.*	7,892
226	Drew Industries, Inc.*	8,875
202	DSW, Inc., Class A*	6,151
394	Entravision Communications Corp., Class A*	3,550
30	Ethan Allen Interiors, Inc.	1,008
797	Fleetwood Enterprises, Inc.*	7,428
543	Fossil, Inc.*	18,196
152	G-lII Apparel Group Ltd.*	2,607
163	Gaiam, Inc., Class A*	3,372
35	Gander Mountain Co.*	287
220	Gaylord Entertainment Co.*	11,297
2,850	Gemstar-TV Guide International, Inc.*	17,385
236	Genesco, Inc.*	10,830
108	GenTek, Inc.*	3,321
195	Global Sources Ltd.*	3,760
249	GSI Commerce, Inc.*	5,729
345	Guitar Center, Inc.*	19,524
383	Gymboree Corp.*	15,354
362	Harris Interactive, Inc.*	1,560
1,182	Hayes Lemmerz International, Inc.*	5,378
80	Heelys, Inc.*	738
393	Hibbett Sports, Inc.*	9,801
112	Home Solutions of America, Inc.*	342
279	HOT Topic, Inc.*	2,335
631	Iconix Brand Group, Inc.*	13,081
94	Ihop Corp.	5,910
158	Interactive Data Corp.	4,320
498	INVESTools, Inc.*	6,021
191	iRobot Corp.*	4,213
20	Isle of Capri Casinos, Inc.*	371
485	J. Crew Group, Inc.*	24,158
212	Jack in the Box, Inc.*	13,191
309	Jackson Hewitt Tax Service, Inc.	8,921
29	Jo-Ann Stores, Inc.*	652
225	Jos. A. Bank Clothiers, Inc.*	6,784
104	K-Swiss, Inc., Class A	2,508
203	Keystone Automotive Industries, Inc.*	9,531
168	Kimball International, Inc., Class B	2,256
167	Knology, Inc.*	2,639
804	Krispy Kreme Doughnuts, Inc.*	5,339
114	Lakes Entertainment, Inc.*	1,236
318	Lear Corp.*	9,295
11	Libbey, Inc.	199
395	Life Time Fitness, Inc.*	21,950
28	Lifetime Brands, Inc.	571
42	Lincoln Educational Services Corp.*	587
61	Live Nation, Inc.*	1,263
565	LKQ Corp.*	17,504
201	Lodgenet Entertainment Corp.*	5,266
175	Maidenform Brands, Inc.*	2,982
94	Marcus Corp.	1,985
23	Marine Products Corp.	204
330	Martha Stewart Living Omnimedia, Class A*	4,184
452	Marvel Entertainment, Inc.*	10,215
393	Matthews International Corp., Class A	16,954
170	McCormick & Schmick’s Seafood Restaurants, Inc.*	4,505
674	Men’s Wearhouse, Inc.	34,158
184	Midas, Inc.*	3,732
149	Monarch Casino & Resort, Inc.*	4,227
136	Monro Muffler, Inc.	5,118
275	Morgans Hotel Group Co.*	5,302
153	Morningstar, Inc.*	9,872
54	Morton’s Restaurant Group, Inc.*	957
255	MTR Gaming Group, Inc.*	2,553
523	National CineMedia, Inc.	12,881
147	Nautilus, Inc.	1,399
584	NetFlix, Inc.*	10,232
271	New York & Co., Inc.*	1,789
38	Nexstar Broadcasting Group, Inc., Class A*	371
146	Noble International Ltd.	2,907
306	Oakley, Inc.	8,804

See accompanying notes to schedules of portfolio investments.

205	Overstock.com, Inc.*	4,553
712	Pacific Sunwear of California, Inc.*	9,975
166	Papa John’s International, Inc.*	4,210
170	Peet’s Coffee & Tea, Inc.*	4,294
88	PEP Boys-Manny Moe & Jack	1,442
266	PetMed Express, Inc.*	3,987
321	PF Chang’s China Bistro, Inc.*	10,827
400	Pinnacle Entertainment, Inc.*	11,128
375	Polaris Industries, Inc.	17,906
112	Pre-Paid Legal Services, Inc.*	6,181
364	Premier Exhibitions, Inc.*	5,758
471	priceline.com, Inc.*	39,084
476	Quiksilver, Inc.*	6,374
306	Rare Hospitality International, Inc.*	11,558
387	Raser Technologies, Inc.*	5,503
207	Red Robin Gourmet Burgers, Inc.*	7,963
344	Retail Ventures, Inc.*	3,980
69	Riviera Holdings Corp.*	1,873
544	Ruby Tuesday, Inc.	12,050
237	Ruth’s Chris Steak House*	3,939
1,164	Sally Beauty Holdings, Inc.*	9,917
75	Sauer-Danfoss, Inc.	2,011
386	Sealy Corp.	5,890
583	Select Comfort Corp.*	9,998
35	Shoe Carnival, Inc.*	604
438	Shuffle Master, Inc.*	6,496
182	Shutterfly, Inc.*	5,089
289	Sinclair Broadcast Group, Inc., Class A	3,601
254	Skechers U.S.A., Inc., Class A*	5,037
369	Smith & Wesson Holding Corp.*	7,749
830	Sonic Corp.*	18,111
822	Sotheby’s	35,576
83	Source Interlink Cos., Inc.*	345
258	Spanish Broadcasting System, Inc., Class A*	733
401	Spartan Motors, Inc.	5,935
205	Stamps.com, Inc.*	2,489
48	Stein Mart, Inc.	421
160	Steiner Leisure Ltd.*	6,922
126	Steven Madden Ltd.	3,102
181	Strayer Education, Inc.	28,884
282	Sturm Ruger & Co., Inc.*	5,144
445	Sun-Times Media Group, Inc.	1,255
661	Syntax-Brillian Corp.*	4,296
77	Systemax, Inc.	1,432
1,032	Tempur-Pedic International, Inc.	29,825
131	Tenneco, Inc.*	4,159
655	Texas Roadhouse, Inc., Class A*	8,391
213	Timberland Co., Class A*	4,279
1,213	Tivo, Inc.*	6,829
187	Town Sports International Holdings, Inc.*	3,377
783	Triarc Cos., Inc., Class B	12,027
174	True Religion Apparel, Inc.*	2,920
379	Tupperware Brands Corp.	11,669
382	Tween Brands, Inc.*	11,269
308	Under Armour, Inc., Class A*	20,023
179	Universal Electronics, Inc.*	5,191
293	Universal Technical Institute, Inc.*	5,280
391	Vail Resorts, Inc.*	22,357
292	Valassis Communications, Inc.*	2,663
17	Value Line, Inc.	830
321	ValueVision Media, Inc., Class A*	2,706
829	Visteon Corp.*	4,460
182	Volcom, Inc.*	7,103
296	Warnaco Group, Inc. (The)*	10,330
785	Westwood One, Inc.	2,269
1,049	Wet Seal, Inc. (The), Class A*	4,752
364	Winnebago Industries	9,708
506	WMS Industries, Inc.*	14,897
365	Wolverine World Wide, Inc.	9,596
281	World Wrestling Entertainment, Inc., Class A	4,257
215	Zumiez, Inc.*	10,434
		1,500,257

See accompanying notes to schedules of portfolio investments.

	Consumer Staples — 2.1%
45	Alico, Inc.	2,302
1,190	Alliance One International, Inc.*	9,163
81	American Dairy, Inc.*	1,537
665	American Oriental Bioengineering, Inc.*	6,184
14	Arden Group, Inc.	1,907
96	Boston Beer Co., Inc., Class A*	4,681
11	Cal-Maine Foods, Inc.	218
375	Central European Distribution Corp.*	16,447
189	Chattem, Inc.*	11,663
74	Coca-Cola Bottling Co. Consolidated	4,342
1,006	Darling International, Inc.*	8,501
403	Flowers Foods, Inc.	8,318
50	Great Atlantic & Pacific Tea Co.*	1,568
214	Green Mountain Coffee Roasters, Inc.*	7,291
132	Ingles Markets, Inc., Class A	3,975
92	Inter Parfums, Inc.	1,910
118	J&J Snack Foods Corp.	4,431
322	Jones Soda Co.*	3,478
255	Lancaster Colony Corp.	10,371
108	Lance, Inc.	2,690
387	Longs Drug Stores Corp.	20,407
195	Mannatech, Inc.	1,607
20	Maui Land & Pineapple Co., Inc.*	581
10	MGP Ingredients, Inc.	145
75	Nash Finch Co.	2,813
127	National Beverage Corp.	1,336
416	Nu Skin Enterprises, Inc., Class A	6,473
114	Pantry, Inc. (The)*	3,800
399	Pathmark Stores, Inc.*	5,119
583	Playtex Products, Inc.*	10,611
53	Pricesmart, Inc.	1,270
86	Ralcorp Holdings, Inc.*	5,314
123	Reddy Ice Holdings, Inc.	3,558
128	Sanderson Farms, Inc.	5,368
96	Spartan Stores, Inc.	2,442
54	Synutra International, Inc.*	1,474
4	Tiens Biotech Group USA, Inc.*	13
104	Tootsie Roll Industries, Inc.	2,818
532	United Natural Foods, Inc.*	14,279
105	USANA Health Sciences, Inc.*	3,998
233	Vector Group Ltd.	5,354
86	WD-40 Co.	2,990
23	Winn-Dixie Stores, Inc.*	481
		213,228
	Energy — 5.3%
161	Alon USA Energy, Inc.	6,166
815	Alpha Natural Resources, Inc.*	15,738
28	APCO Argentina, Inc.	2,640
189	Arena Resources, Inc.*	11,597
165	Arlington Tankers Ltd.	4,085
284	Atlas America, Inc.	14,447
266	ATP Oil & Gas Corp.*	11,451
341	Atwood Oceanics, Inc.*	25,913
231	Aventine Renewable Energy Holdings, Inc.*	3,306
372	Basic Energy Services, Inc.*	7,689
196	Berry Petroleum Co., Class A	6,680
304	Bill Barrett Corp.*	10,713
196	Bois d’Arc Energy, Inc.*	3,520
643	BPZ Energy, Inc.*	3,762
278	Cal Dive International, Inc.*	3,889
252	CARBO Ceramics, Inc.	11,794
282	Carrizo Oil & Gas, Inc.*	11,074
124	Clean Energy Fuels Corp.*	1,705
532	Complete Production Services, Inc.*	11,810
409	Comstock Resources, Inc.*	11,260
163	Contango Oil & Gas Co.*	5,966
459	Crosstex Energy, Inc.	15,074
87	Dawson Geophysical Co.*	5,904
82	Delek U.S. Holdings, Inc.	2,248

See accompanying notes to schedules of portfolio investments.

817	Delta Petroleum Corp.*	12,100
264	Double Hull Tankers, Inc.	4,071
332	Dril-Quip, Inc.*	15,624
208	ENGlobal Corp.*	1,907
369	Evergreen Energy, Inc.*	1,520
444	FX Energy, Inc.*	2,788
401	GeoGlobal Resources, Inc.*	1,235
85	Geokinetics, Inc.*	1,805
143	GMX Resources, Inc.*	4,356
96	Golar LNG Ltd.	1,836
193	Goodrich Petroleum Corp.*	5,715
182	Grey Wolf, Inc.*	1,208
121	Gulf Island Fabrication, Inc.	4,305
246	Gulfport Energy Corp.*	4,430
1,033	Hercules Offshore, Inc.*	26,280
885	Input/Output, Inc.*	12,558
852	International Coal Group, Inc.*	3,451
201	Knightsbridge Tankers Ltd.	5,192
187	Lufkin Industries, Inc.	10,635
580	Mariner Energy, Inc.*	12,163
80	Markwest Hydrocarbon, Inc.	4,023
331	Matrix Service Co.*	6,263
176	McMoRan Exploration Co.*	2,392
216	NATCO Group, Inc.*	10,787
964	Newpark Resources*	5,398
390	Nova Biosource Fuels, Inc.*	1,045
287	Pacific Ethanol, Inc.*	3,318
469	Parallel Petroleum Corp.*	8,297
1,108	Parker Drilling Co.*	8,631
212	Penn Virginia Corp.	8,461
1,089	PetroHawk Energy Corp.*	16,487
26	Petroleum Development Corp.*	1,041
517	Petroquest Energy, Inc.*	5,770
87	PHI, Inc. (Non-Voting)*	2,641
2,025	Rentech, Inc.*	4,718
341	Rosetta Resources, Inc.*	5,722
401	RPC, Inc.	5,530
392	Ship Finance International Ltd.	11,278
346	Sulphco, Inc.*	2,370
79	Superior Offshore International, Inc.*	842
143	Superior Well Services, Inc.*	3,087
71	T-3 Energy Services, Inc.*	2,196
419	TXCO Resources, Inc.*	4,081
305	Uranium Resources, Inc.*	2,364
91	US BioEnergy Corp.*	947
177	Venoco, Inc.*	2,844
358	VeraSun Energy Corp.*	4,636
506	Verenium Corp.*	2,783
378	W-H Energy Services, Inc.*	24,026
687	Warren Resources, Inc.*	8,120
362	Willbros Group, Inc.*	10,292
271	World Fuel Services Corp.	10,447
		532,447
	Financials — 7.3%
54	21st Century Insurance Group	1,189
29	Abington Bancorp, Inc.	278
400	Acadia Realty Trust (REIT)	9,988
765	Advance America Cash Advance Centers, Inc.	9,601
223	Advanta Corp., Class B	5,838
25	Alexander’s, Inc. (REIT)*	9,994
184	Alexandria Real Estate Equities, Inc. (REIT)	17,173
242	Amtrust Financial Services, Inc.	3,962
196	Associated Estates Realty Corp. (REIT)	2,771
93	Asta Funding, Inc.	3,424
121	Bank of the Ozarks, Inc.	3,701
19	Calamos Asset Management, Inc., Class A	441
29	Cascade Bancorp	680
350	Cash America International, Inc.	12,621
351	Centerline Holding Co.	5,546
31	Citizens, Inc.*	234
19	City Bank	584

See accompanying notes to schedules of portfolio investments.

25	Clayton Holdings, Inc.*	213
118	CoBiz Financial, Inc.	2,155
218	Cohen & Steers, Inc.	7,244
152	CompuCredit Corp.*	3,225
71	Consolidated-Tomoka Land Co.	4,880
49	Corporate Office Properties Trust SBI MD (REIT)	2,110
504	Cousins Properties, Inc. (REIT)	13,845
64	Credit Acceptance Corp.*	1,421
64	Darwin Professional Underwriters, Inc.*	1,590
663	Digital Realty Trust, Inc. (REIT)	25,857
200	Dollar Financial Corp.*	4,796
240	EastGroup Properties, Inc. (REIT)	10,183
154	eHealth, Inc.*	3,088
32	Encore Capital Group, Inc.*	352
87	Enstar Group Ltd.*	11,095
92	Enterprise Financial Services Corp.	2,076
108	Epoch Holding Corp.*	1,407
685	Equity Inns, Inc. (REIT)	15,426
250	Equity Lifestyle Properties, Inc. (REIT)	12,175
7	Evercore Partners, Inc., Class A	147
461	Ezcorp, Inc., Class A*	5,610
73	FCStone Group, Inc.*	3,412
776	FelCor Lodging Trust, Inc. (REIT)	17,025
29	First Busey Corp.	571
327	First Cash Financial Services, Inc.*	7,004
15	First Financial Bankshares, Inc.	635
344	First Industrial Realty Trust, Inc. (REIT)	14,028
85	First Mercury Financial Corp.*	1,732
96	First Republic Bank	5,237
106	First South Bancorp, Inc.	2,938
32	Frontier Financial Corp.	787
18	GAMCO Investors, Inc.	967
216	Getty Realty Corp. (REIT)	5,890
199	GFI Group, Inc.*	14,726
462	Glimcher Realty Trust (REIT)	10,330
237	Greenhill & Co., Inc.	13,722
15	Greenlight Capital Re Ltd., Class A*	297
197	Grubb & Ellis Co.*	1,785
500	Highwoods Properties, Inc. (REIT)	17,845
29	Hilb Rogal & Hobbs Co.	1,354
319	Home Properties, Inc. (REIT)	16,212
163	Information Services Group, Inc.*	1,236
133	Inland Real Estate Corp. (REIT)	2,059
221	Interactive Brokers Group, Inc.*	5,914
484	International Securities Exchange Holdings, Inc.	32,138
4	James River Group, Inc.	133
166	JER Investors Trust, Inc. (REIT)	2,063
57	K-Fed Bancorp	782
21	KBW, Inc.*	580
16	Kite Realty Group Trust (REIT)	272
532	Knight Capital Group, Inc., Class A*	7,310
1,218	Ladenburg Thalmann Financial Services, Inc.*	2,570
201	Maguire Properties, Inc. (REIT)	5,228
386	MarketAxess Holdings, Inc.*	6,728
317	Mid-America Apartment Communities, Inc. (REIT)	15,720
1,298	Move, Inc.*	3,894
314	National Financial Partners Corp.	15,352
19	National Health Investors, Inc. (REIT)	575
17	National Interstate Corp.	557
986	Nationwide Health Properties, Inc. (REIT)	27,362
17	Nelnet, Inc., Class A	300
676	NewAlliance Bancshares, Inc.	10,079
86	NewStar Financial, Inc.*	994
523	NexCen Brands, Inc.*	3,572
836	Omega Healthcare Investors, Inc. (REIT)	12,448
543	optionsXpress Holdings, Inc.	12,771
67	Oritani Financial Corp.*	1,013
180	PennantPark Investment Corp.	2,336
170	Penson Worldwide, Inc.*	2,669
106	Pinnacle Financial Partners, Inc.*	3,032
199	Portfolio Recovery Associates, Inc.	10,221

See accompanying notes to schedules of portfolio investments.

91	Post Properties, Inc. (REIT)	3,632
17	Preferred Bank	699
109	Primus Guaranty Ltd.*	1,037
148	PrivateBancorp, Inc.	4,955
198	PS Business Parks, Inc. (REIT)	11,187
77	QC Holdings, Inc.	1,113
82	Quadra Realty Trust, Inc.	822
148	Ramco-Gershenson Properties (REIT)	4,773
133	Saul Centers, Inc. (REIT)	6,658
94	Sierra Bancorp	2,707
350	Signature Bank*	12,096
14	Southside Bancshares, Inc.	295
186	Stifel Financial Corp.*	10,070
103	Suffolk Bancorp	3,257
199	Sun Communities, Inc. (REIT)	5,674
222	Superior Bancorp*	2,087
80	SVB Financial Group*	3,981
34	SWS Group, Inc.	603
389	Tanger Factory Outlet Centers (REIT)	14,809
138	Tejon Ranch Co.*	5,710
35	Texas Capital Bancshares, Inc.*	764
295	Thomas Properties Group, Inc.	3,773
248	Tower Group, Inc.	6,227
360	TradeStation Group, Inc.*	3,985
935	Trustco Bank Corp.	10,453
147	U.S. Global Investors, Inc., Class A	3,043
30	United Bankshares, Inc.	939
102	United Security Bancshares	1,938
113	Universal American Financial Corp.*	2,346
48	Universal Health Realty Income Trust (REIT)	1,609
183	Virginia Commerce Bancorp*	2,681
873	Waddell & Reed Financial, Inc.	21,685
560	Washington Real Estate Investment Trust (REIT)	18,340
10	Wauwatosa Holdings, Inc.*	167
98	Westamerica Bancorporation	4,758
117	Western Alliance Bancorp*	3,143
30	Wilshire Bancorp, Inc.	338
218	World Acceptance Corp.*	6,760
124	WP Stewart & Co., Ltd.	1,404
		733,843
	Health Care — 17.5%
260	Abaxis, Inc.*	5,054
360	Abiomed, Inc.*	4,432
385	Acadia Pharmaceuticals, Inc.*	5,540
205	Accuray, Inc.*	2,835
310	Acorda Therapeutics, Inc.*	5,577
443	Adams Respiratory Therapeutics, Inc.*	17,082
53	Affymax, Inc.*	1,285
854	Affymetrix, Inc.*	19,352
130	Air Methods Corp.*	5,152
685	Akorn, Inc.*	5,206
122	Albany Molecular Research, Inc.*	1,784
453	Alexion Pharmaceuticals, Inc.*	27,393
252	Alexza Pharmaceuticals, Inc.*	2,069
736	Align Technology, Inc.*	16,729
1,251	Alkermes, Inc.*	21,079
189	Alliance Imaging, Inc.*	1,665
520	Allos Therapeutics, Inc.*	2,454
689	Allscripts Healthcare Solutions, Inc.*	15,578
402	Alnylam Pharmaceuticals, Inc.*	9,395
264	Altus Pharmaceuticals, Inc.*	2,767
208	AMAG Pharmaceuticals, Inc.*	11,367
304	Amedisys, Inc.*	11,485
146	American Dental Partners, Inc.*	3,497
896	American Medical Systems Holdings, Inc.*	16,486
53	Amicus Therapeutics, Inc.*	630
432	AMN Healthcare Services, Inc.*	7,703
117	Angiodynamics, Inc.*	2,277
88	Animal Health International, Inc.*	999
223	Apria Healthcare Group, Inc.*	5,939
494	Ariad Pharmaceuticals, Inc.*	2,455

See accompanying notes to schedules of portfolio investments.

484	Arqule, Inc.*	3,969
585	Array Biopharma, Inc.*	6,640
314	Arrow International, Inc.	14,171
342	Arthrocare Corp.*	19,159
192	Aspect Medical Systems, Inc.*	2,415
216	Assisted Living Concepts, Inc., Class A*	1,963
389	Auxilium Pharmaceuticals, Inc.*	7,547
331	Beijing Med-Pharm Corp.*	3,101
125	Bentley Pharmaceuticals, Inc.*	1,535
138	Bio-Reference Labs, Inc.*	4,002
62	Biodel, Inc.*	1,174
685	Bioenvision, Inc.*	3,774
1,192	BioMarin Pharmaceuticals, Inc.*	25,604
133	BioMimetic Therapeutics, Inc.*	2,004
481	Bionovo, Inc.*	2,116
47	Bradley Pharmaceuticals, Inc.*	919
808	Bruker BioSciences Corp.*	5,769
201	Cadence Pharmaceuticals, Inc.*	2,886
75	Capital Senior Living Corp.*	608
125	Caraco Pharmaceutical Laboratories Ltd.*	1,849
908	Cell Genesys, Inc.*	3,432
378	Centene Corp.*	7,639
685	Cepheid, Inc.*	12,796
276	Chemed Corp.	17,123
79	Computer Programs & Systems, Inc.	2,099
366	Conceptus, Inc.*	6,405
95	Corvel Corp.*	2,382
32	Cross Country Healthcare, Inc.*	546
306	CryoLife, Inc.*	2,824
688	Cubist Pharmaceuticals, Inc.*	15,741
169	Cutera, Inc.*	3,764
739	CV Therapeutics, Inc.*	7,139
276	Cyberonics, Inc.*	4,165
94	Cynosure, Inc., Class A*	2,950
460	Cypress Bioscience, Inc.*	6,100
295	Cytokinetics, Inc.*	1,440
1,080	CytRx Corp.*	3,910
1,039	Dendreon Corp.*	8,260
266	Digene Corp.*	16,170
237	Dionex Corp.*	17,166
1,052	Discovery Laboratories, Inc.*	2,430
293	DJO, Inc.*	14,263
863	Durect Corp.*	4,375
568	Eclipsys Corp.*	13,115
116	Emergency Medical Services Corp.*	3,255
62	Emeritus Corp.*	1,683
749	Encysive Pharmaceuticals, Inc.*	1,378
386	Enzo Biochem, Inc.*	6,952
471	Enzon Pharmaceuticals, Inc.*	3,820
487	eResearchTechnology, Inc.*	5,299
219	ev3, Inc.*	3,353
1,204	Exelixis, Inc.*	13,545
246	FoxHollow Technologies, Inc.*	6,039
170	Genomic Health, Inc.*	3,454
106	Gentiva Health Services, Inc.*	2,198
824	GenVec, Inc.*	1,936
907	Geron Corp.*	6,521
243	Greatbatch, Inc.*	7,290
210	GTx, Inc.*	3,360
306	Haemonetics Corp.*	15,190
801	Halozyme Therapeutics, Inc.*	7,057
96	Hansen Medical, Inc.*	2,329
385	HealthExtras, Inc.*	10,822
371	Healthspring, Inc.*	6,934
436	Healthways, Inc.*	21,713
261	HMS Holdings Corp.*	6,147
670	Hologic, Inc.*	35,611
1,670	Human Genome Sciences, Inc.*	15,381
379	Hythiam, Inc.*	2,729
255	I-Flow Corp.*	4,582
108	ICU Medical, Inc.*	4,083

See accompanying notes to schedules of portfolio investments.

310	Idenix Pharmaceuticals, Inc.*	825
667	Illumina, Inc.*	32,209
857	Immucor, Inc.*	28,581
620	Immunomedics, Inc.*	1,296
624	Incyte Corp.*	3,644
690	Indevus Pharmaceuticals, Inc.*	4,685
79	Insulet Corp.*	1,392
224	Integra LifeSciences Holdings Corp.*	10,880
289	InterMune, Inc.*	5,714
387	inVentiv Health, Inc.*	15,348
161	Inverness Medical Innovations, Inc.*	7,751
528	Isis Pharmaceuticals, Inc.*	6,516
529	Javelin Pharmaceuticals, Inc.*	2,825
158	Kendle International, Inc.*	6,187
110	Kensey Nash Corp.*	2,621
542	Keryx Biopharmaceuticals, Inc.*	5,453
529	Kosan Biosciences, Inc.*	2,751
440	KV Pharmaceutical Co., Class A*	12,025
567	Kyphon, Inc.*	37,915
61	Landauer, Inc.	3,092
250	LCA-Vision, Inc.	8,588
180	LHC Group, Inc.*	3,605
422	Lifecell Corp.*	13,972
1,122	Ligand Pharmaceuticals, Inc., Class B	7,035
446	Luminex Corp.*	6,320
77	Magellan Health Services, Inc.*	3,126
213	Matria Healthcare, Inc.*	5,423
1,567	Medarex, Inc.*	26,874
39	Medcath Corp.*	1,145
145	Medical Action Industries, Inc.*	3,290
644	Medicines Co. (The)*	10,755
695	Medicis Pharmaceutical Corp., Class A	21,225
265	Medivation, Inc.*	4,630
421	Mentor Corp.	18,772
494	Meridian Bioscience, Inc.	12,745
46	Merit Medical Systems, Inc.*	564
180	Metabolix, Inc.*	4,005
992	MGI Pharma, Inc.*	23,381
187	Micrus Endovascular Corp.*	4,454
586	Minrad International, Inc.*	2,748
57	Molecular Insight Pharmaceuticals, Inc.*	396
129	Momenta Pharmaceuticals, Inc.*	1,367
106	MWI Veterinary Supply, Inc.*	4,025
536	Myriad Genetics, Inc.*	23,563
320	Nabi Biopharmaceuticals*	1,133
317	Nastech Pharmaceutical Co., Inc.*	4,387
55	National Healthcare Corp.	2,892
268	Natus Medical, Inc.*	4,312
1,141	Nektar Therapeutics*	9,425
250	Neurocrine Biosciences, Inc.*	2,493
394	Neurogen Corp.*	1,946
262	Nighthawk Radiology Holdings, Inc.*	5,754
243	Northstar Neuroscience, Inc.*	2,760
82	Novacea, Inc.*	695
309	Noven Pharmaceuticals, Inc.*	4,715
429	NuVasive, Inc.*	13,685
251	NxStage Medical, Inc.*	3,117
66	Obagi Medical Products, Inc.*	1,052
30	Odyssey HealthCare, Inc.*	293
418	Omnicell, Inc.*	10,091
170	Omrix Biopharmaceuticals, Inc.*	5,952
681	Onyx Pharmaceuticals, Inc.*	26,981
574	OraSure Technologies, Inc.*	5,281
78	Orexigen Therapeutics, Inc.*	1,148
121	Orthofix International N.V.*	5,789
717	OSI Pharmaceuticals, Inc.*	24,457
169	Osiris Therapeutics, Inc.*	2,190
90	Owens & Minor, Inc.	3,591
448	Pain Therapeutics, Inc.*	4,202
228	Palomar Medical Technologies, Inc.*	7,182
401	Par Pharmaceutical Cos., Inc.*	8,978

See accompanying notes to schedules of portfolio investments.

346	Parexel International Corp.*	14,881
290	Penwest Pharmaceuticals Co.*	3,582
503	Perrigo Co.	10,417
112	PharmaNet Development Group, Inc.*	3,226
91	PharMerica Corp.*	1,613
324	Pharmion Corp.*	13,287
512	Phase Forward, Inc.*	9,134
283	PolyMedica Corp.	14,651
289	Poniard Pharmaceuticals, Inc.*	1,763
317	Pozen, Inc.*	3,167
164	PRA International*	4,781
289	Progenics Pharmaceuticals, Inc.*	6,667
212	Protalix BioTherapeutics, Inc.*	5,512
109	Providence Service Corp. (The)*	3,277
836	PSS World Medical, Inc.*	15,951
675	Psychiatric Solutions, Inc.*	24,881
357	Quidel Corp.*	6,062
162	Radiation Therapy Services, Inc.*	3,664
370	Regeneration Technologies, Inc.*	4,007
792	Regeneron Pharmaceuticals, Inc.*	15,412
325	Rigel Pharmaceuticals, Inc.*	2,977
522	Salix Pharmaceuticals Ltd.*	6,013
631	Santarus, Inc.*	1,565
661	Savient Pharmaceuticals, Inc.*	8,712
371	Sciele Pharma, Inc.*	8,563
607	Seattle Genetics, Inc.*	6,228
377	Senomyx, Inc.*	5,037
208	Sirona Dental Systems, Inc.*	6,063
69	Sirtris Pharmaceuticals, Inc.*	896
149	Skilled Healthcare Group, Inc.*	2,165
126	Somaxon Pharmaceuticals, Inc.*	1,555
328	Sonic Innovations, Inc.*	2,719
206	SonoSite, Inc.*	6,007
387	Spectranetics Corp.*	5,701
325	Stereotaxis, Inc.*	4,300
373	STERIS Corp.	10,470
534	Sun Healthcare Group, Inc.*	7,941
474	Sunrise Senior Living, Inc.*	16,974
664	SuperGen, Inc.*	2,696
189	SurModics, Inc.*	9,119
40	Symmetry Medical, Inc.*	641
62	Synta Pharmaceuticals Corp.*	371
607	Telik, Inc.*	1,748
410	Tercica, Inc.*	2,714
662	Thoratec Corp.*	13,684
128	TomoTherapy, Inc.*	3,055
563	Trizetto Group*	8,800
108	Trubion Pharmaceuticals, Inc.*	1,982
259	United Therapeutics Corp.*	17,739
1,182	Valeant Pharmaceuticals International*	18,640
331	Vanda Pharmaceuticals, Inc.*	4,942
222	Varian, Inc.*	13,324
334	Ventana Medical Systems, Inc.*	27,318
768	Viropharma, Inc.*	7,611
191	Visicu, Inc.*	1,383
201	Vital Images, Inc.*	3,727
123	Vital Signs, Inc.	6,167
726	Vivus, Inc.*	3,942
295	Volcano Corp.*	4,381
410	West Pharmaceutical Services, Inc.	16,421
417	Wright Medical Group, Inc.*	10,921
268	XenoPort, Inc.*	11,130
1,407	XOMA Ltd.*	3,897
191	Zoll Medical Corp.*	4,414
484	Zymogenetics, Inc.*	5,847
		1,770,020
	Industrials — 14.3%
219	3D Systems Corp.*	4,389
172	AAON, Inc.	3,602
433	AAR Corp.*	13,596
40	ABM Industries, Inc.	935

See accompanying notes to schedules of portfolio investments.

176	ACCO Brands Corp.*	3,990
299	Actuant Corp., Class A	18,236
385	Acuity Brands, Inc.	20,228
291	Administaff, Inc.	10,039
225	Advisory Board Co. (The)*	12,944
413	Aecom Technology Corp.*	11,097
87	Aerovironment, Inc.*	1,719
1,138	Airtran Holdings, Inc.*	11,960
66	Allegiant Travel Co.*	1,914
143	Altra Holdings, Inc.*	2,374
676	American Commercial Lines, Inc.*	17,461
187	American Ecology Corp.	3,738
122	American Railcar Industries, Inc.	3,201
370	American Reprographics Co.*	9,039
114	American Science & Engineering, Inc.	8,236
505	American Superconductor Corp.*	9,100
9	Ameron International Corp.	860
8	Ampco-Pittsburgh Corp.	340
8	Amrep Corp.	269
358	Apogee Enterprises, Inc.	9,011
93	Applied Industrial Technologies, Inc.	2,974
62	Argon ST, Inc.*	1,120
421	Arrowhead Research Corp.*	2,054
234	Astec Industries, Inc.*	11,836
151	ASV, Inc.*	2,144
145	AZZ, Inc.*	4,118
150	Badger Meter, Inc.	4,709
569	Baldor Electric Co.	23,693
521	Barnes Group, Inc.	16,391
62	Barrett Business Services, Inc.	1,512
501	Beacon Roofing Supply, Inc.*	5,837
560	Belden, Inc.	27,222
465	Bucyrus International, Inc.	29,058
14	Builders FirstSource, Inc.*	183
28	Cascade Corp.	2,061
165	CBIZ, Inc.*	1,238
34	CDI Corp.	972
293	Celadon Group, Inc.*	4,571
668	Cenveo, Inc.*	13,106
240	Ceradyne, Inc.*	17,347
109	Chart Industries, Inc.*	2,942
317	Clarcor, Inc.	12,274
206	Clean Harbors, Inc.*	9,721
104	Coleman Cable, Inc.*	1,499
131	Columbus McKinnon Corp.*	3,559
56	Comfort Systems USA, Inc.	815
218	COMSYS IT Partners, Inc.*	4,144
111	Consolidated Graphics, Inc.*	7,357
239	CoStar Group, Inc.*	13,152
129	CRA International, Inc.*	6,406
124	Cubic Corp.	4,902
260	Curtiss-Wright Corp.	11,856
351	Diamond Management & Technology Consultants, Inc.	3,535
132	Dynamex, Inc.*	3,316
150	Dynamic Materials Corp.	6,448
41	DynCorp International, Inc., Class A*	883
140	Eagle Bulk Shipping, Inc.	3,690
16	EDO Corp.	689
493	Energy Conversion Devices, Inc.*	12,774
323	ESCO Technologies, Inc.*	10,617
63	Esterline Technologies Corp.*	3,181
1,064	Evergreen Solar, Inc.*	9,544
136	Exponent, Inc.*	3,313
56	ExpressJet Holdings, Inc.*	244
59	First Advantage Corp., Class A*	1,148
464	Flow International Corp.*	3,809
847	Force Protection, Inc.*	14,594
292	Forward Air Corp.	10,232
240	Franklin Electric Co., Inc.	9,907
9	FreightCar America, Inc.	408
532	FTI Consulting, Inc.*	27,941

See accompanying notes to schedules of portfolio investments.

215	Fuel Tech, Inc.*	6,256
824	FuelCell Energy, Inc.*	7,927
13	Genco Shipping & Trading Ltd.	729
698	GenCorp, Inc.*	7,985
248	Genesee & Wyoming, Inc.*	6,790
354	Genlyte Group, Inc.*	25,690
627	Geo Group, Inc. (The)*	18,666
154	GeoEye, Inc.*	3,628
382	Goodman Global, Inc.*	8,935
143	Gorman-Rupp Co. (The)	4,869
258	Granite Construction, Inc.	14,046
126	Great Lakes Dredge & Dock Corp.*	1,118
221	H&E Equipment Services, Inc.*	4,544
517	Healthcare Services Group	11,074
238	Heartland Express, Inc.	3,706
318	Heico Corp.	14,523
211	Heidrick & Struggles International, Inc.*	9,885
790	Herman Miller, Inc.	22,926
1,173	Hexcel Corp.*	25,560
418	Horizon Lines, Inc., Class A	11,792
209	Houston Wire & Cable Co.	3,860
482	HUB Group, Inc., Class A*	16,084
314	Hudson Highland Group, Inc.*	4,402
69	Hurco Cos., Inc.*	3,413
232	Huron Consulting Group, Inc.*	15,324
60	ICT Group, Inc.*	912
391	IHS, Inc., Class A*	19,734
295	II-VI, Inc.*	9,204
290	Innerworkings, Inc.*	4,092
157	Innovative Solutions & Support, Inc.*	2,835
106	Insteel Industries, Inc.	2,003
82	Integrated Electrical Services, Inc.*	1,916
681	Interface, Inc., Class A	12,285
138	Interline Brands, Inc.*	3,345
397	Ionatron, Inc.*	1,302
307	JetBlue Airways Corp.*	2,923
10	Kadant, Inc.*	285
102	Kaman Corp.	3,357
289	Kaydon Corp.	15,259
63	Kelly Services, Inc., Class A	1,431
314	Kenexa Corp.*	8,726
317	Kforce, Inc.*	4,825
712	Knight Transportation, Inc.	13,094
618	Knoll, Inc.	11,748
484	Korn/Ferry International*	10,750
120	L.B. Foster Co., Class A*	4,507
578	Labor Ready, Inc.*	12,069
69	Ladish Co., Inc.*	3,621
23	Lamson & Sessions Co. (The)*	609
173	Layne Christensen Co.*	8,541
139	LECG Corp.*	2,132
56	Lindsay Corp.	2,270
151	M&F Worldwide Corp.*	8,516
313	McGrath Rentcorp	10,025
285	Medis Technologies Ltd.*	3,007
90	Michael Baker Corp.*	3,737
170	Middleby Corp.*	12,502
306	Midwest Air Group, Inc.*	4,966
33	Miller Industries, Inc.*	604
132	Mine Safety Appliances Co.	6,325
356	Mobile Mini, Inc.*	8,619
118	Moog, Inc., Class A*	5,023
31	MTC Technologies, Inc.*	619
60	Multi-Color Corp.	2,229
412	Navigant Consulting, Inc.*	7,272
36	NCI Building Systems, Inc.*	1,670
318	Nordson Corp.	15,967
148	Nuco2, Inc.*	3,891
511	Odyssey Marine Exploration, Inc.*	3,138
345	Old Dominion Freight Line, Inc.*	9,936
93	On Assignment, Inc.*	984

See accompanying notes to schedules of portfolio investments.

625	Orbital Sciences Corp.*	13,725
135	Pacer International, Inc.	2,919
151	PeopleSupport, Inc.*	1,900
255	Perini Corp.*	14,433
38	PGT, Inc.*	396
170	Pike Electric Corp.*	3,213
229	Pinnacle Airlines Corp.*	3,753
67	Powell Industries, Inc.*	2,246
67	Protection One, Inc.*	860
199	Raven Industries, Inc.	8,109
264	RBC Bearings, Inc.*	9,372
610	Resources Connection, Inc.	18,300
352	Rollins, Inc.	9,349
142	RSC Holdings, Inc.*	2,636
20	Saia, Inc.*	376
20	Schawk, Inc.	432
51	School Specialty, Inc.*	1,858
217	Simpson Manufacturing Co., Inc.	7,161
351	Spherion Corp.*	3,103
35	Standard Parking Corp.*	1,220
49	Standard Register Co. (The)	627
99	Stanley, Inc.*	2,144
139	Sun Hydraulics Corp.	3,849
22	TAL International Group, Inc.	552
772	Taser International, Inc.*	11,047
197	Team, Inc.*	4,622
368	Teledyne Technologies, Inc.*	18,367
520	TeleTech Holdings, Inc.*	15,210
108	Tennant Co.	4,538
432	Tetra Tech, Inc.*	8,467
300	Titan International, Inc.	8,694
117	TransDigm Group, Inc.*	4,756
18	Trex Co., Inc.*	242
45	Triumph Group, Inc.	3,294
245	TurboChef Technologies, Inc.*	3,136
57	Twin Disc, Inc.	3,093
370	UAP Holding Corp.	11,067
65	Ultrapetrol Bahamas Ltd.*	1,171
100	United Industrial Corp.	6,913
220	United Stationers, Inc.*	12,984
34	Universal Truckload Services, Inc.*	699
231	Valmont Industries, Inc.	20,601
242	Vicor Corp.	2,853
606	Wabtec Corp.	22,707
648	Walter Industries, Inc.	16,381
56	Washington Group International, Inc.*	4,743
611	Waste Connections, Inc.*	18,587
63	Waste Industries USA, Inc.	2,044
265	Watsco, Inc.	12,752
129	Watson Wyatt Worldwide, Inc., Class A	6,103
42	Williams Scotsman International, Inc.*	1,147
373	Woodward Governor Co.	21,906
115	Xerium Technologies, Inc.	622
		1,443,140
	Information Technology — 19.9%
354	Acacia Research - Acacia Technologies*	5,303
462	ACI Worldwide, Inc.*	12,003
275	Acme Packet, Inc.*	4,120
753	Actuate Corp.*	5,339
379	Adtran, Inc.	10,131
475	Advanced Analogic Technologies, Inc.*	4,318
446	Advanced Energy Industries, Inc.*	7,239
216	Advent Software, Inc.*	8,655
832	AMIS Holdings, Inc.*	8,628
1,301	Amkor Technology, Inc.*	14,988
732	Anadigics, Inc.*	12,049
11	Anaren, Inc.*	155
319	Anixter International, Inc.*	24,490
212	Ansoft Corp.*	6,337
964	Ansys, Inc.*	31,937
1,346	Applied Micro Circuits Corp.*	3,836

See accompanying notes to schedules of portfolio investments.

1,263	Arris Group, Inc.*	19,172
1,591	Art Technology Group, Inc.*	4,948
1,096	Aspen Technology, Inc.*	14,380
550	Asyst Technologies, Inc.*	3,229
688	Atheros Communications, Inc.*	20,578
371	ATMI, Inc.*	11,189
321	Authorize.Net Holdings, Inc.*	5,842
2,420	Avanex Corp.*	4,162
140	Bankrate, Inc.*	5,478
175	Benchmark Electronics, Inc.*	4,389
153	BigBand Networks, Inc.*	1,545
460	Blackbaud, Inc.	11,624
355	Blackboard, Inc.*	14,828
159	Blue Coat Systems, Inc.*	13,262
567	Brightpoint, Inc.*	6,606
84	Brooks Automation, Inc.*	1,189
617	C-COR, Inc.*	7,102
239	Cabot Microelectronics Corp.*	9,971
32	CACI International, Inc., Class A*	1,633
79	Cass Information Systems, Inc.	2,671
55	Cavium Networks, Inc.*	1,542
407	Chordiant Software, Inc.*	6,081
614	Cirrus Logic, Inc.*	4,181
1,881	CNET Networks, Inc.*	13,769
542	Cogent, Inc.*	7,778
435	Cognex Corp.	8,026
129	Coherent, Inc.*	3,882
129	Cohu, Inc.	2,553
441	Commvault Systems, Inc.*	8,401
244	Comtech Group, Inc.*	4,128
288	Comtech Telecommunications Corp.*	12,257
51	Comverge, Inc.*	1,408
470	Concur Technologies, Inc.*	12,587
1,617	Conexant Systems, Inc.*	1,811
89	CPI International, Inc.*	1,723
214	Cray, Inc.*	1,511
227	CSG Systems International, Inc.*	5,248
392	Cybersource Corp.*	4,778
306	Cymer, Inc.*	12,130
395	Daktronics, Inc.	10,863
415	DealerTrack Holdings, Inc.*	15,853
45	Digi International, Inc.*	637
514	Digital River, Inc.*	23,829
371	Diodes, Inc.*	11,245
157	Ditech Networks, Inc.*	805
289	DivX, Inc.*	4,029
104	Double-Take Software, Inc.*	1,797
19	DSP Group, Inc.*	331
226	DTS, Inc.*	5,908
244	Dycom Industries, Inc.*	7,205
142	Eagle Test Systems, Inc.*	1,704
372	Echelon Corp.*	10,412
505	eFunds Corp.*	18,321
96	EMS Technologies, Inc.*	2,356
631	Emulex Corp.*	12,330
38	EnerNOC, Inc.*	1,355
200	Entegris, Inc.*	1,888
723	Epicor Software Corp.*	9,616
323	EPIQ Systems, Inc.*	5,242
393	Equinix, Inc.*	34,784
570	Euronet Worldwide, Inc.*	15,436
251	Exar Corp.*	3,348
30	Excel Technology, Inc.*	817
225	ExlService Holdings, Inc.*	4,275
83	Extreme Networks*	287
398	FalconStor Software, Inc.*	4,362
206	FARO Technologies, Inc.*	8,283
487	FEI Co.*	13,651
3,333	Finisar Corp.*	12,599
825	Flir Systems, Inc.*	40,623
594	Formfactor, Inc.*	26,944

See accompanying notes to schedules of portfolio investments.

178	Forrester Research, Inc.*	4,523
1,577	Foundry Networks, Inc.*	29,159
858	Gartner, Inc.*	18,970
109	Genesis Microchip, Inc.*	868
118	Gevity HR, Inc.	1,359
520	Global Cash Access Holdings, Inc.*	5,772
92	Glu Mobile, Inc.*	767
270	Greenfield Online, Inc.*	3,899
41	Guidance Software, Inc.*	485
987	Harmonic, Inc.*	9,840
314	Harris Stratex Networks, Inc., Class A*	5,373
203	Heartland Payment Systems, Inc.	6,045
204	Hittite Microwave Corp.*	8,644
80	Hughes Communications, Inc.*	4,080
381	Hypercom Corp.*	1,855
413	iBasis, Inc.*	3,994
272	iGate Corp.*	2,255
153	Imergent, Inc.	2,899
275	Infocrossing, Inc.*	5,104
1,089	Informatica Corp.*	15,202
211	Infospace, Inc.	2,956
137	infoUSA, Inc.	1,389
99	Integral Systems, Inc.	2,394
162	Interactive Intelligence, Inc.*	3,167
584	InterDigital, Inc.*	13,496
754	Intermec, Inc.*	18,511
609	Internap Network Services Corp.*	8,544
483	InterVoice, Inc.*	3,869
441	Interwoven, Inc.*	5,746
266	Intevac, Inc.*	4,346
332	Ipass, Inc.*	1,494
125	IPG Photonics Corp.*	2,309
106	Isilon Systems, Inc.*	1,065
373	Itron, Inc.*	31,668
380	Ixia*	3,458
189	IXYS Corp.*	1,928
614	j2 Global Communications, Inc.*	20,876
979	Jack Henry & Associates, Inc.	25,689
98	JDA Software Group, Inc.*	2,034
344	Knot, Inc. (The)*	7,207
611	Kulicke & Soffa Industries, Inc.*	5,218
393	L-1 Identity Solutions, Inc.*	6,465
641	Lionbridge Technologies*	2,628
132	Liquidity Services, Inc.*	1,452
85	Littelfuse, Inc.*	2,839
457	LivePerson, Inc.*	2,632
233	LoJack Corp.*	4,436
337	LoopNet, Inc.*	6,423
773	LTX Corp.*	3,154
660	Macrovision Corp.*	15,662
506	Magma Design Automation, Inc.*	6,952
275	Manhattan Associates, Inc.*	7,942
42	Mantech International Corp., Class A*	1,502
272	Marchex, Inc., Class B	2,481
441	MasTec, Inc.*	6,518
560	Mattson Technology, Inc.*	5,897
23	MAXIMUS, Inc.	984
70	Measurement Specialties, Inc.*	1,689
647	Mentor Graphics Corp.*	9,032
691	Micrel, Inc.	7,566
504	Micros Systems, Inc.*	30,411
949	Microsemi Corp.*	24,067
102	MicroStrategy, Inc.*	7,063
667	Microtune, Inc.*	3,969
288	Midway Games, Inc.*	1,558
540	MIPS Technologies, Inc.*	4,223
35	MKS Instruments, Inc.*	771
295	Monolithic Power Systems, Inc.*	6,042
125	MPS Group, Inc.*	1,720
135	MTS Systems Corp.	5,686
47	Multi-Fineline Electronix, Inc.*	596

See accompanying notes to schedules of portfolio investments.

154	Ness Technologies, Inc.*	1,714
520	Net 1 UEPS Technologies, Inc.*	12,849
431	Netgear, Inc.*	12,094
205	Netlogic Microsystems, Inc.*	6,013
328	Network Equipment Technologies, Inc.*	3,496
488	NIC, Inc.	3,294
401	Novatel Wireless, Inc.*	9,159
1,639	Nuance Communications, Inc.*	30,813
402	Omniture, Inc.*	9,974
182	Omnivision Technologies, Inc.*	3,798
3,020	ON Semiconductor Corp.*	35,394
1,404	On2 Technologies, Inc.*@@	2,092
325	Online Resources Corp.*	4,147
730	OpenTV Corp., Class A*	956
119	Oplink Communications, Inc.*	1,551
232	OpNext, Inc.*	2,786
1,094	Opsware, Inc.*	15,491
52	Optium Corp.*	413
326	Orbcomm, Inc.*	2,637
88	OSI Systems, Inc.*	2,192
49	OYO Geospace Corp.*	3,703
374	Packeteer, Inc.*	2,756
653	Parametric Technology Corp.*	11,499
25	PC Connection, Inc.*	322
146	PDF Solutions, Inc.*	1,425
17	Pegasystems, Inc.	202
364	Perficient, Inc.*	8,489
98	Pericom Semiconductor Corp.*	1,129
349	Plexus Corp.*	8,296
357	PLX Technology, Inc.*	3,863
2,469	PMC - Sierra, Inc.*	18,962
1,141	Polycom, Inc.*	34,584
510	Progress Software Corp.*	15,565
123	QAD, Inc.	1,001
212	Quality Systems, Inc.	7,812
746	Quest Software, Inc.*	10,862
35	Rackable Systems, Inc.*	480
327	Radiant Systems, Inc.*	4,921
53	Radisys Corp.*	579
106	Renaissance Learning, Inc.	1,209
1,136	RF Micro Devices, Inc.*	6,759
225	RightNow Technologies, Inc.*	3,296
103	Rimage Corp.*	2,589
173	Rofin-Sinar Technologies, Inc.*	12,053
186	Rudolph Technologies, Inc.*	2,386
1,014	Sapient Corp.*	6,530
239	SAVVIS, Inc.*	9,495
287	Scansource, Inc.*	7,950
152	Seachange International, Inc.*	1,107
42	Secure Computing Corp.*	377
51	Semitool, Inc.*	493
634	Semtech Corp.*	11,311
285	Sigma Designs, Inc.*	12,058
5	Silicon Graphics, Inc.*	122
990	Silicon Image, Inc.*	5,722
489	Sirenza Microdevices, Inc.*	7,648
659	SiRF Technology Holdings, Inc.*	11,111
269	Skyworks Solutions, Inc.*	2,122
624	Smart Modular Technologies WWH, Inc.*	6,833
369	Smith Micro Software, Inc.*	6,085
342	Sohu.com, Inc.*	11,207
229	Solera Holdings, Inc.*	4,186
73	Sonic Solutions, Inc.*	555
208	SonicWALL, Inc.*	1,785
3,141	Sonus Networks, Inc.*	18,155
82	Sourcefire, Inc.*	786
841	SourceForge, Inc.*	2,153
229	SPSS, Inc.*	9,332
294	SRA International, Inc., Class A*	8,294
97	Standard Microsystems Corp.*	3,490
131	STEC, Inc.*	986

See accompanying notes to schedules of portfolio investments.

257	Stratasys, Inc.*	6,464
115	Super Micro Computer, Inc.*	959
142	Supertex, Inc.*	5,092
159	Switch & Data Facilities Co., Inc.*	2,748
119	Sybase, Inc.*	2,743
876	Sycamore Networks, Inc.*	3,460
409	SYKES Enterprises, Inc.*	6,744
290	Symmetricom, Inc.*	1,447
319	Synaptics, Inc.*	13,813
229	Synchronoss Technologies, Inc.*	7,955
157	Syntel, Inc.	5,428
800	Take-Two Interactive Software, Inc.*	12,784
206	Taleo Corp., Class A*	4,748
189	Technitrol, Inc.	5,198
67	TechTarget, Inc.*	872
186	Techwell, Inc.*	1,899
599	Terremark Worldwide, Inc.*	4,049
596	Tessera Technologies, Inc.*	21,832
257	TheStreet.com, Inc.	2,627
832	THQ, Inc.*	23,953
94	Travelzoo, Inc.*	1,811
710	Trident Microsystems, Inc.*	10,458
62	TTM Technologies, Inc.*	724
484	Tyler Technologies, Inc.*	7,178
307	Ultimate Software Group, Inc.*	9,557
28	Ultra Clean Holdings*	418
152	Ultratech, Inc.*	2,178
122	Unica Corp.*	1,247
232	United Online, Inc.	3,334
213	Universal Display Corp.*	3,144
607	Utstarcom, Inc.*	1,845
1,242	Valueclick, Inc.*	24,890
325	Vasco Data Security International, Inc.*	10,179
53	Veeco Instruments, Inc.*	933
113	Veraz Networks, Inc.*	703
301	Viasat, Inc.*	9,187
192	Vignette Corp.*	3,746
537	VistaPrint Ltd.*	17,657
254	Visual Sciences, Inc.*	4,681
161	Vocus, Inc.*	4,025
265	Volterra Semiconductor Corp.*	2,878
560	Websense, Inc.*	11,519
929	Wind River Systems, Inc.*	9,801
456	Wright Express Corp.*	16,822
94	X-Rite, Inc.	1,344
201	Zoran Corp.*	3,471
		2,003,115
	Materials — 2.9%
77	AEP Industries, Inc.*	2,851
62	AM Castle & Co.	1,806
97	AMCOL International Corp.	3,124
226	American Vanguard Corp.	3,539
730	Apex Silver Mines Ltd.*	12,658
68	Aptargroup, Inc.	2,470
222	Balchem Corp.	4,560
253	Brush Engineered Materials, Inc.*	12,220
199	Century Aluminum Co.*	9,787
68	CF Industries Holdings, Inc.	4,306
1,795	Coeur d’Alene Mines Corp.*	6,139
131	Deltic Timber Corp.	7,493
226	Flotek Industries, Inc.*	8,536
855	Graphic Packaging Corp.*	4,070
413	Greif, Inc., Class A	24,045
145	Haynes International, Inc.*	12,112
1,496	Hecla Mining Co.*	11,220
686	Hercules, Inc.*	14,282
604	Idaho General Mines, Inc.*	3,938
126	Innophos Holdings, Inc.	1,856
188	Kaiser Aluminum Corp.	12,769
119	Koppers Holdings, Inc.	4,371
30	Kronos Worldwide, Inc.	615

See accompanying notes to schedules of portfolio investments.

270	Landec Corp.*	3,645
193	LSB Industries, Inc.*	4,250
25	Metal Management, Inc.	1,173
348	Myers Industries, Inc.	7,412
127	Neenah Paper, Inc.	4,406
40	NewMarket Corp.	1,868
110	Royal Gold, Inc.	3,054
287	RTI International Metals, Inc.*	20,010
356	ShengdaTech, Inc.*	1,776
167	Silgan Holdings, Inc.	8,532
31	Stillwater Mining Co.*	291
225	Symyx Technologies*	2,014
1,155	Terra Industries, Inc.*	29,995
139	Texas Industries, Inc.	10,247
162	U.S. Concrete, Inc.*	1,288
641	U.S. Gold Corp.*	3,820
45	Universal Stainless & Alloy*	1,459
84	Valhi, Inc.	1,974
332	W.R. Grace & Co.*	7,417
310	Zoltek Cos., Inc.*	12,800
		296,198
	Telecommunication Services — 1.3%
60	Aruba Networks, Inc.*	1,084
257	Cbeyond, Inc.*	9,987
297	Centennial Communications Corp.*	2,792
622	Cogent Communications Group, Inc.*	15,531
139	Consolidated Communications Holdings, Inc.	2,583
1,818	Dobson Communications Corp.*	22,961
52	Fairpoint Communications, Inc.	870
87	General Communication, Inc., Class A*	1,101
127	Global Crossing Ltd.*	2,418
241	Globalstar, Inc.*	2,241
83	Golden Telecom, Inc.	5,695
18	Hungarian Telephone & Cable*	356
543	ICO Global Communications Holdings Ltd.*	1,911
57	InPhonic, Inc.*	190
156	iPCS, Inc.	5,285
162	North Pittsburgh Systems, Inc.	3,741
345	NTELOS Holdings Corp.	9,239
394	PAETEC Holding Corp.*	4,700
91	Premiere Global Services, Inc.*	1,190
64	Rural Cellular Corp., Class A*	2,750
25	Shenandoah Telecom Co.	514
1,665	Time Warner Telecom, Inc., Class A*	36,547
380	Vonage Holdings Corp.*	802
		134,488
	Utilities — 0.4%
148	Cadiz, Inc.*	2,950
179	Consolidated Water Co., Inc.	5,282
24	EnergySouth, Inc.	1,157
529	ITC Holdings Corp.	23,530
171	Ormat Technologies, Inc.	7,361
10	SJW Corp.	343
		40,623
	Total Common Stock Cost ($8,715,265)	8,667,359

Principal Amount
	Repurchase Agreements — 14.1%
$206,244	Credit Suisse First Boston Corp.,
	5.25%, dated 08/31/07,
	due 09/04/07, total to be
	received $206,363 **	206,244

1,218,905	UBS Warburg LLC,
	5.25%, dated 08/31/07,
	due 09/04/07, total to be
	received $1,219,606 ***	1,218,905

	Total Repurchase Agreements (Cost $1,425,149)	1,425,149

Total Investments (Cost $10,140,414) — 100.0%	10,092,508
Other assets less liabilities — NM	232
Net Assets — 100.0%	$10,092,740

See accompanying notes to schedules of portfolio investments.

(a)	All or a portion of each security is held in a segregated account for the benefit of swap counterparties in the event of default.
*	Non-income producing security.
NM	Not meaningful, amount is less than 0.05%.
**

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Bank, 0% to 5.50%, due 9/14/07 to 7/15/36; Federal Home Loan Mortgage Corp., 0% due 11/29/19, which had a total value of $210,370. The investment in the repurchase agreement was through participation in a pooled account.

***

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Bank, 0% to 6.05%, due 9/5/07 to 12/28/18; Federal Home Loan Mortgage Corp., 0% to 6.03%, due 9/15/07 to 4/16/37; Federal National Mortgage Association, 0% to 6.07%, due 9/4/07 to 4/18/36, which had a total value of $1,243,284. The investment in the repurchase agreement was through participation in a pooled account.

REIT	Real Estate Investment Trust

As of August 31, 2007, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$726,466
Aggregate gross unrealized depreciation	(809,939)
Net unrealized depreciation	$(83,473)

Federal income tax cost of investments	$10,175,981

Swap Agreements

Ultra Russell2000 Growth had the following open swap agreement as of August 31, 2007:

	Notional Amount at Value	Unrealized Appreciation
Equity Index Swap Agreement based on the Russell 2000® Growth Index, expiring 09/27/07	$11,469,332	$47,752

See accompanying notes to schedules of portfolio investments.

Ultra Basic Materials

Schedule of Portfolio Investments

August 31, 2007 (Unaudited)

Shares		Value
	Common Stocks (a) — 88.8%
	Chemicals — 48.3%
6,494	Air Products & Chemicals, Inc.	$584,525
2,164	Airgas, Inc.	100,020
2,461	Albemarle Corp.	99,597
1,783	Ashland, Inc.	106,606
1,840	Cabot Corp.	74,226
5,067	Celanese Corp., Class A	182,007
1,588	CF Industries Holdings, Inc.	100,568
7,681	Chemtura Corp.	70,742
1,328	Cytec Industries, Inc.	88,179
30,829	Dow Chemical Co. (The)	1,314,240
2,684	Eastman Chemical Co.	179,184
5,735	Ecolab, Inc.	238,920
29,392	El Du Pont de Nemours & Co.	1,432,860
1,379	Ferro Corp.	26,987
1,151	FMC Corp.	103,590
1,088	Georgia Gulf Corp.	16,287
1,938	HB Fuller Co.	52,152
3,711	Hercules, Inc.*	77,263
2,891	Huntsman Corp.	75,021
2,632	International Flavors & Fragrances, Inc.	132,205
2,217	Lubrizol Corp.	140,957
7,336	Lyondell Chemical Co.	340,097
616	Minerals Technologies, Inc.	40,601
17,297	Monsanto Co.	1,206,293
4,678	Mosaic Co. (The)*	196,569
2,095	Olin Corp.	44,917
957	OM Group, Inc.*	47,276
5,289	PPG Industries, Inc.	387,948
10,248	Praxair, Inc.	775,364
4,513	Rohm & Haas Co.	255,165
3,773	RPM International, Inc.	85,421
758	Schulman (A.), Inc.	16,327
1,481	Sensient Technologies Corp.	40,120
3,604	Sigma-Aldrich Corp.	161,459
2,973	Terra Industries, Inc.*	77,209
3,018	Valspar Corp.	81,395
1,823	WR Grace & Co.*	40,726
		8,993,023
	Commercial Services & Supplies — 1.0%
3,012	Avery Dennison Corp.	180,087

	Industrial Conglomerates — 0.1%
906	Tredegar Corp.	15,837

	Life Sciences Tools & Services — NM
906	Cambrex Corp.	11,298

	Metals & Mining — 28.2%
3,521	AK Steel Holding Corp.*	140,840
27,861	Alcoa, Inc.	1,017,762
3,075	Allegheny Technologies, Inc.	305,624
808	Carpenter Technology Corp.	94,407
1,368	Chaparral Steel Co.	116,964
1,314	Cleveland-Cliffs, Inc.	100,219
8,882	Coeur d’Alene Mines Corp.*	30,376
3,775	Commercial Metals Co.	109,060
12,181	Freeport-McMoRan Copper & Gold, Inc.	1,064,863
455	Kaiser Aluminum Corp.	30,904
3,229	Meridian Gold, Inc.*	89,669
13,558	Newmont Mining Corp.	572,961
8,771	Nucor Corp.	463,986
1,982	Reliance Steel & Aluminum Co.	104,986
737	RTI International Metals, Inc.*	51,384
755	Ryerson, Inc.	25,172
2,342	Southern Copper Corp.	246,495
3,019	Steel Dynamics, Inc.	130,964
1,416	Stillwater Mining Co.*	13,296
4,316	Titanium Metals Corp.*	135,307
3,777	United States Steel Corp.	356,851
2,212	Worthington Industries, Inc.	46,806
		5,248,896

See accompanying notes to schedules of portfolio investments.

	Oil, Gas & Consumable Fuels — 4.9%
2,098	Alpha Natural Resources, Inc.*	40,512
4,569	Arch Coal, Inc.	134,740
5,866	CONSOL Energy, Inc.	233,936
1,443	Foundation Coal Holdings, Inc.	48,946
3,858	International Coal Group, Inc.*	15,625
2,409	Massey Energy Co.	49,987
8,447	Peabody Energy Corp.	359,082
2,782	USEC, Inc.*	37,251
		920,079
	Paper & Forest Products — 6.3%
1,804	Bowater, Inc.	30,380
18,911	Domtar Corp.*	151,288
13,911	International Paper Co.	488,415
467	Neenah Paper, Inc.	16,200
1,637	Wausau Paper Corp.	18,384
6,896	Weyerhaeuser Co.	470,100
		1,174,767
	Total Common Stock (Cost $15,125,565)	16,543,987

Principal Amount
	Repurchase Agreements — 10.6%
$283,979	Credit Suisse First Boston Corp.,
	5.25%, dated 08/31/07,
	due 09/04/07, total to be
	received $284,142 **	283,979

1,678,322	UBS Warburg LLC,
	5.25%, dated 08/31/07,
	due 09/04/07, total to be
	received $1,679,288 ***	1,678,322

	Total Repurchase Agreements (Cost $1,962,301)	1,962,301

	Total Investments (Cost $17,087,866) — 99.4%	18,506,288
	Other assets less liabilities — 0.6%	118,754
	Net Assets — 100.0%	$18,625,042

(a)	All or a portion of each security is held in a segregated account for the benefit of swap counterparties in the event of default.
*	Non-income producing security.
NM	Not meaningful, amount is less than 0.05%.
**

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Bank, 0% to 5.50%, due 9/14/07 to 7/15/36; Federal Home Loan Mortgage Corp., 0% due 11/29/19, which had a total value of $289,660. The investment in the repurchase agreement was through participation in a pooled account.

***

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Bank, 0% to 6.05%, due 9/5/07 to 12/28/18; Federal Home Loan Mortgage Corp., 0% to 6.03%, due 9/15/07 to 4/16/37; Federal National Mortgage Association, 0% to 6.07%, due 9/4/07 to 4/18/36, which had a total value of $1,711,890. The investment in the repurchase agreement was through participation in a pooled account.

As of August 31, 2007, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,493,270
Aggregate gross unrealized depreciation	(174,979)
Net unrealized appreciation	$1,318,291

Federal income tax cost of investments	$17,187,997

Swap Agreements

Ultra Basic Materials had the following open swap agreement as of August 31, 2007:

	Notional Amount at Value	Unrealized Appreciation
Equity Index Swap Agreement based on the Dow Jones U.S. Basic MaterialsSM Index, expiring 09/27/07	$20,618,724	$144,436

See accompanying notes to schedules of portfolio investments.

Ultra Consumer Goods

Schedule of Portfolio Investments

August 31, 2007 (Unaudited)

Shares		Value
	Common Stocks (a) — 88.5%
	Auto Components — 3.1%
154	American Axle & Manufacturing Holdings, Inc.	$3,591
243	ArvinMeritor, Inc.	4,240
202	BorgWarner, Inc.	17,069
212	Cooper Tire & Rubber Co.	5,181
496	Gentex Corp.	9,940
649	Goodyear Tire & Rubber Co. (The)*	17,951
681	Johnson Controls, Inc.	77,021
224	Lear Corp.*	6,548
109	Modine Manufacturing Co.	3,058
75	Superior Industries International, Inc.	1,491
185	TRW Automotive Holdings Corp.*	5,654
444	Visteon Corp.*	2,389
193	WABCO Holdings, Inc.	8,735
		162,868
	Automobiles — 3.1%
221	Fleetwood Enterprises, Inc.*	2,060
6,306	Ford Motor Co.*	49,250
1,704	General Motors Corp.	52,381
899	Harley-Davidson, Inc.	48,357
95	Monaco Coach Corp.	1,272
132	Thor Industries, Inc.	5,807
101	Winnebago Industries	2,693
		161,820
	Beverages — 19.3%
2,516	Anheuser-Busch Cos., Inc.	124,290
159	Brown-Forman Corp., Class B	11,378
7,384	Coca-Cola Co. (The)	397,112
973	Coca-Cola Enterprises, Inc.	23,177
727	Constellation Brands, Inc., Class A*	17,579
250	Hansen Natural Corp.*	11,227
265	Molson Coors Brewing Co., Class B	23,707
440	Pepsi Bottling Group, Inc.	15,220
224	PepsiAmericas, Inc.	6,630
5,675	PepsiCo, Inc.	386,070
		1,016,390
	Biotechnology — 0.1%
112	Martek Biosciences Corp.*	3,026

	Chemicals — 0.1%
148	Scotts Miracle-Gro Co. (The), Class A	6,698

	Commercial Services & Supplies — 0.4%
187	ACCO Brands Corp.*	4,239
224	Herman Miller, Inc.	6,501
137	HNI Corp.	5,595
187	Interface, Inc., Class A	3,374
235	Steelcase, Inc.	4,145
		23,854
	Distributors — 0.6%
591	Genuine Parts Co.	29,361

	Diversified Consumer Services — 0.1%
125	Weight Watchers International, Inc.	6,493

	Food Products — 14.6%
2,076	Archer-Daniels-Midland Co.	69,961
419	Bunge Ltd.	38,313
836	Campbell Soup Co.	31,559
146	Chiquita Brands International, Inc.*	2,278
1,727	ConAgra Foods, Inc.	44,401
257	Corn Products International, Inc.	11,616
449	Dean Foods Co.	12,060
692	Del Monte Foods Co.	7,294
195	Flowers Foods, Inc.	4,025
1,190	General Mills, Inc.	66,497
137	Hain Celestial Group, Inc.*	4,009
551	Hershey Co. (The)	25,621
1,065	HJ Heinz Co.	48,021
258	Hormel Foods Corp.	9,193
198	JM Smucker Co. (The)	10,892
866	Kellogg Co.	47,569
5,564	Kraft Foods, Inc.	178,382

See accompanying notes to schedules of portfolio investments.

86	Lancaster Colony Corp.	3,498
378	McCormick & Co., Inc. (Non-Voting)	13,548
143	Pilgrim’s Pride Corp.	5,804
92	Ralcorp Holdings, Inc.*	5,685
2,544	Sara Lee Corp.	42,281
433	Smithfield Foods, Inc.*	14,172
81	Tootsie Roll Industries, Inc.	2,195
108	TreeHouse Foods, Inc.*	2,907
992	Tyson Foods, Inc., Class A	21,378
756	WM. Wrigley Jr. Co.	44,037
		767,196
	Household Durables — 6.2%
136	Beazer Homes USA, Inc.	1,438
228	Black & Decker Corp.	19,779
99	Blyth, Inc.	2,214
416	Centex Corp.	12,027
264	Champion Enterprises, Inc.*	3,049
948	DR Horton, Inc.	14,324
105	Ethan Allen Interiors, Inc.	3,528
168	Furniture Brands International, Inc.	1,912
400	Garmin Ltd.	40,732
226	Harman International Industries, Inc.	25,626
155	Hovnanian Enterprises, Inc., Class A*	1,840
223	Jarden Corp.*	7,312
269	KB Home	8,161
180	La-Z-Boy, Inc.	1,735
620	Leggett & Platt, Inc.	12,648
438	Lennar Corp., Class A	12,382
37	Lennar Corp., Class B	993
121	MDC Holdings, Inc.	5,383
84	Meritage Homes Corp.*	1,522
189	Mohawk Industries, Inc.*	16,502
967	Newell Rubbermaid, Inc.	24,939
18	NVR, Inc.*	10,071
730	Pulte Homes, Inc.	12,147
147	Ryland Group, Inc.	4,210
202	Snap-On, Inc.	9,894
223	Standard-Pacific Corp.	2,237
287	Stanley Works (The)	16,284
273	Tempur-Pedic International, Inc.	7,890
466	Toll Brothers, Inc.*	9,954
210	Tupperware Brands Corp.	6,466
113	WCI Communities, Inc.*	1,053
273	Whirlpool Corp.	26,320
		324,572
	Household Products — 19.2%
228	Church & Dwight Co., Inc.	10,244
522	Clorox Co.	31,216
1,796	Colgate-Palmolive Co.	119,111
194	Energizer Holdings, Inc.*	20,550
1,583	Kimberly-Clark Corp.	108,736
11,013	Procter & Gamble Co.	719,259
58	WD-40 Co.	2,017
		1,011,133
	Internet & Catalog Retail — 0.1%
113	NutriSystem, Inc.*	6,128

	Leisure Equipment & Products — 1.9%
314	Brunswick Corp./DE	7,897
235	Callaway Golf Co.	3,835
994	Eastman Kodak Co.	26,510
495	Hasbro, Inc.	13,964
96	Jakks Pacific, Inc.*	2,157
1,368	Mattel, Inc.	29,590
104	Nautilus, Inc.	990
90	Oakley, Inc.	2,589
124	Polaris Industries, Inc.	5,921
172	Pool Corp.	5,616
		99,069
	Machinery — 0.1%
171	Briggs & Stratton Corp.	4,992

	Media — 0.1%
195	Marvel Entertainment, Inc.*	4,407

	Personal Products — 1.8%
296	Alberto-Culver Co.	6,858
1,525	Avon Products, Inc.	52,384
400	Estee Lauder Cos., Inc. (The)	16,636

See accompanying notes to schedules of portfolio investments.

181	Herbalife Ltd.	7,684
209	NBTY, Inc.*	7,670
181	Nu Skin Enterprises, Inc., Class A	2,816
		94,048
	Software — 1.6%
972	Activision, Inc.*	18,944
1,075	Electronic Arts, Inc.*	56,911
251	Take-Two Interactive Software, Inc.*	4,011
227	THQ, Inc.*	6,535
		86,401
	Specialty Retail — 0.1%
173	Select Comfort Corp.*	2,967

	Textiles, Apparel & Luxury Goods — 4.5%
179	Carter’s, Inc.*	3,533
1,284	Coach, Inc.*	57,177
264	CROCS, Inc.*	15,587
166	Fossil, Inc.*	5,563
333	Hanesbrands, Inc.*	9,977
378	Jones Apparel Group, Inc.	7,254
84	Kellwood Co.	1,655
361	Liz Claiborne, Inc.	12,335
1,207	Nike, Inc., Class B	68,002
191	Phillips-Van Heusen	11,122
431	Quiksilver, Inc.*	5,771
176	Timberland Co., Class A*	3,536
109	Under Armour, Inc., Class A*	7,086
306	VF Corp.	24,434
191	Wolverine World Wide, Inc.	5,021
		238,053
	Tobacco — 11.5%
7,278	Altria Group, Inc.	505,166
375	Loews Corp.- Carolina Group	28,545
592	Reynolds American, Inc.	39,143
89	Universal Corp.	4,373
561	UST, Inc.	27,646
		604,873
	Total Common Stock (Cost $4,635,339)	4,654,349

Principal Amount
	Repurchase Agreements — 12.3%
$93,552	CS First Boston Corp.,
	5.25%, dated 08/31/07,
	due 09/04/07, total to be
	received $93,606 **	93,552

552,895	UBS Warburg LLC,
	5.25%, dated 08/31/07,
	due 09/04/07, total to be
	received $553,213 ***	552,895

	Total Repurchase Agreements (Cost $646,447)	646,447

	Total Investments (Cost $5,281,786) — 100.8%	5,300,796
	Liabilities in excess of other assets — (0.8)%	(42,445)
	Net Assets — 100.0%	$5,258,351

(a)	All or a portion of each security is held in a segregated account for the benefit of swap counterparties in the event of default.
*	Non-income producing security.
**

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Bank, 0% to 5.50%, due 9/14/07 to 7/15/36; Federal Home Loan Mortgage Corp., 0% due 11/29/19, which had a total value of $95,424. The investment in the repurchase agreement was through participation in a pooled account.

***

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Bank, 0% to 6.05%, due 9/5/07 to 12/28/18; Federal Home Loan Mortgage Corp., 0% to 6.03%, due 9/15/07 to 4/16/37; Federal National Mortgage Association, 0% to 6.07%, due 9/4/07 to 4/18/36, which had a total value of $563,953. The investment in the repurchase agreement was through participation in a pooled account.

	As of August 31, 2007, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

	Aggregate gross unrealized appreciation	$204,623
	Aggregate gross unrealized depreciation	(185,663)
	Net unrealized appreciation	$18,960

	Federal income tax cost of investments	$5,281,836

See accompanying notes to schedules of portfolio investments.

Swap Agreements

Ultra Consumer Goods had the following open swap agreement as of August 31, 2007:

	Notional Amount at Value	Unrealized Depreciation
Equity Index Swap Agreement based on the Dow Jones U.S. Consumer GoodsSM Index, expiring 09/27/07	$5,831,265	$(4,061)

See accompanying notes to schedules of portfolio investments.

Ultra Consumer Services

Schedule of Portfolio Investments

August 31, 2007 (Unaudited)

Shares		Value
	Common Stocks (a) — 88.4%
	Airlines — 1.6%
210	Airtran Holdings, Inc.*	$2,207
99	Alaska Air Group, Inc.*	2,457
515	AMR Corp.*	12,623
222	Continental Airlines, Inc., Class B*	7,384
382	JetBlue Airways Corp.*	3,637
148	Skywest, Inc.	3,719
1,813	Southwest Airlines Co.	27,394
236	UAL Corp.*	11,203
155	US Airways Group, Inc.*	4,797
		75,421
	Commercial Services & Supplies — 0.4%
154	Copart, Inc.*	4,519
137	Dun & Bradstreet Corp.	13,364
		17,883
	Computers & Peripherals — 0.1%
95	Avid Technology, Inc.*	2,929

	Diversified Consumer Services — 1.8%
326	Apollo Group, Inc., Class A*	19,126
218	Career Education Corp.*	6,475
199	Corinthian Colleges, Inc.*	2,798
141	DeVry, Inc.	4,869
688	H&R Block, Inc.	13,650
94	ITT Educational Services, Inc.*	10,321
73	Matthews International Corp., Class A	3,149
21	Pre-Paid Legal Services, Inc.*	1,159
105	Regis Corp.	3,466
682	Service Corp. International	8,334
153	Sotheby’s	6,622
217	Stewart Enterprises, Inc., Class A	1,556
33	Strayer Education, Inc.	5,266
		86,791
	Food & Staples Retailing — 15.6%
149	BJ’s Wholesale Club, Inc.*	5,215
116	Casey’s General Stores, Inc.	3,290
1,030	Costco Wholesale Corp.	63,603
3,608	CVS Caremark Corp.	136,455
1,520	Kroger Co. (The)	40,402
76	Longs Drug Stores Corp.	4,007
53	Pantry, Inc. (The)*	1,766
76	Performance Food Group Co.*	2,161
1,788	Rite Aid Corp.*	9,065
1,017	Safeway, Inc.	32,269
484	SUPERVALU, Inc.	20,401
1,431	SYSCO Corp.	47,767
90	United Natural Foods, Inc.*	2,416
5,871	Wal-Mart Stores, Inc.	256,152
2,335	Walgreen Co.	105,238
324	Whole Foods Market, Inc.	14,340
		744,547
	Health Care Providers & Services — 3.0%
437	AmerisourceBergen Corp.	20,911
887	Cardinal Health, Inc.	60,653
59	Chemed Corp.	3,660
682	McKesson Corp.	39,017
280	Omnicare, Inc.	9,136
192	VCA Antech, Inc.*	7,851
		141,228
	Hotels, Restaurants & Leisure — 13.9%
171	Applebee’s International, Inc.	4,243
111	Bally Technologies, Inc.*	3,682
84	Bob Evans Farms, Inc.	2,803
133	Boyd Gaming Corp.	5,433
261	Brinker International, Inc.	7,527
973	Carnival Corp.	44,359

See accompanying notes to schedules of portfolio investments.

58	CBRL Group, Inc.	2,170
75	CEC Entertainment, Inc.*	2,303
157	Cheesecake Factory (The)*	3,914
83	Choice Hotels International, Inc.	3,111
299	Darden Restaurants, Inc.	12,438
95	Gaylord Entertainment Co.*	4,878
429	Harrah’s Entertainment, Inc.	36,795
844	Hilton Hotels Corp.	38,782
40	Ihop Corp.	2,515
767	International Game Technology	29,276
72	International Speedway Corp., Class A	3,390
72	Jack in the Box, Inc.*	4,480
139	Krispy Kreme Doughnuts, Inc.*	923
241	Las Vegas Sands Corp.*	24,028
76	Life Time Fitness, Inc.*	4,223
779	Marriott International, Inc., Class A	34,603
2,776	McDonald’s Corp.	136,718
277	MGM Mirage*	23,260
97	Orient-Express Hotels Ltd.	4,855
70	Panera Bread Co., Class A*	3,062
50	Papa John’s International, Inc.*	1,268
168	Penn National Gaming, Inc.*	9,878
59	PF Chang’s China Bistro, Inc.*	1,990
138	Pinnacle Entertainment, Inc.*	3,839
308	Royal Caribbean Cruises Ltd.	11,713
125	Ruby Tuesday, Inc.	2,769
160	Scientific Games Corp.*	5,582
173	Six Flags, Inc.*	696
154	Sonic Corp.*	3,360
1,709	Starbucks Corp.*	47,083
499	Starwood Hotels & Resorts Worldwide, Inc.	30,499
98	Station Casinos, Inc.	8,606
82	Triarc Cos., Inc., Class B	1,260
71	Vail Resorts, Inc.*	4,060
201	Wendy’s International, Inc.	6,611
99	WMS Industries, Inc.*	2,915
420	Wyndham Worldwide Corp.	13,398
177	Wynn Resorts Ltd.	21,900
1,224	Yum! Brands, Inc.	40,049
		661,247
	Household Durables — 0.1%
118	American Greetings Corp., Class A	2,919

	Internet & Catalog Retail — 2.5%
688	Amazon.Com, Inc.*	54,978
512	Expedia, Inc.*	15,283
460	IAC/InterActiveCorp*	12,783
1,448	Liberty Media Corp. - Interactive, Class A*	27,469
125	NetFlix, Inc.*	2,190
79	priceline.com, Inc.*	6,556
72	ValueVision Media, Inc., Class A*	607
		119,866
	Internet Software & Services — 1.8%
318	CNET Networks, Inc.*	2,328
2,356	eBay, Inc.*	80,339
230	Valueclick, Inc.*	4,609
		87,276
	Media — 24.6%
69	Arbitron, Inc.	3,438
202	Belo Corp., Class A	3,483
518	Cablevision Systems Corp.*	17,379
84	Catalina Marketing Corp.*	2,622
41	CBS Corp., Class A	1,290
1,463	CBS Corp., Class B	46,099
881	Charter Communications, Inc., Class A*	2,449
1	Citadel Broadcasting Corp.	4
1,037	Clear Channel Communications, Inc.	38,639
4,416	Comcast Corp., Class A*	115,213
2,394	Comcast Corp., Special Class A*	61,909
79	Cox Radio, Inc., Class A*	1,089
84	CTC Media, Inc.*	1,932
78	Cumulus Media, Inc., Class A*	835

See accompanying notes to schedules of portfolio investments.

1,860	DIRECTV Group, Inc. (The)*	43,394
618	Discovery Holding Co., Class A*	15,524
122	Dow Jones & Co., Inc.	7,204
129	DreamWorks Animation SKG, Inc., Class A*	3,980
475	EchoStar Communications Corp., Class A*	20,102
75	Entercom Communications Corp., Class A	1,598
188	EW Scripps Co., Class A	7,727
541	Gannett Co., Inc.	25,427
574	Gemstar-TV Guide International, Inc.*	3,501
108	Getty Images, Inc.*	3,369
115	Harte-Hanks, Inc.	2,781
334	Idearc, Inc.	11,399
1,081	Interpublic Group of Cos., Inc.*	11,837
108	John Wiley & Sons, Inc., Class A	4,479
163	Lamar Advertising Co., Class A	8,626
92	Lee Enterprises, Inc.	1,598
426	Liberty Global, Inc., Class A*	17,458
443	Liberty Global, Inc., Class C*	17,476
309	Liberty Media Corp. - Capital, Class A*	33,678
138	Live Nation, Inc.*	2,857
128	McClatchy Co., Class A	2,890
792	McGraw-Hill Cos., Inc. (The)	39,964
49	Media General, Inc., Class A	1,368
89	Meredith Corp.	4,975
329	New York Times Co. (The), Class A	7,231
4,288	News Corp., Class A	86,746
1,003	News Corp., Class B	21,805
768	Omnicom Group, Inc.	39,114
163	R.H. Donnelley Corp.*	9,589
167	Radio One, Inc., Class D*	653
176	Regal Entertainment Group, Class A	3,967
78	Scholastic Corp.*	2,658
115	Sinclair Broadcast Group, Inc., Class A	1,433
3,056	Sirius Satellite Radio, Inc.*	9,076
360	Time Warner Cable, Inc., Class A*	13,212
8,739	Time Warner, Inc.	165,866
109	Tribune Co.	3,003
110	Valassis Communications, Inc.*	1,003
29	Viacom, Inc., Class A*	1,144
1,365	Viacom, Inc., Class B*	53,863
4,283	Walt Disney Co. (The)	143,909
105	Warner Music Group Corp.	1,208
14	Washington Post Co. (The), Class B	10,719
158	Westwood One, Inc.	457
705	XM Satellite Radio Holdings, Inc., Class A*	8,791
		1,175,040
	Multiline Retail — 6.6%
124	99 Cents Only Stores*	1,531
259	Big Lots, Inc.*	7,711
152	Dillard’s, Inc., Class A	3,609
225	Dollar Tree Stores, Inc.*	9,776
330	Family Dollar Stores, Inc.	9,662
86	Fred’s, Inc.	894
455	JC Penney Co., Inc.	31,286
660	Kohl’s Corp.*	39,138
1,060	Macy’s, Inc.	33,623
503	Nordstrom, Inc.	24,194
282	Saks, Inc.	4,560
220	Sears Holdings Corp.*	31,583
1,793	Target Corp.	118,213
69	Tuesday Morning Corp.	728
		316,508
	Road & Rail — 0.4%
235	Avis Budget Group, Inc.*	5,454
319	Hertz Global Holdings, Inc.*	7,053
183	Laidlaw International, Inc.	6,343
		18,850
	Software — 0.4%
103	Factset Research Systems, Inc.	6,173
225	NAVTEQ Corp.*	14,175
		20,348

See accompanying notes to schedules of portfolio investments.

	Specialty Retail — 15.4%
201	Abercrombie & Fitch Co.	15,819
244	Advance Auto Parts, Inc.	8,677
179	Aeropostale, Inc.*	3,705
435	American Eagle Outfitters, Inc.	11,236
160	AnnTaylor Stores Corp.*	5,014
353	AutoNation, Inc.*	6,700
114	Autozone, Inc.*	13,827
123	Barnes & Noble, Inc.	4,437
639	Bed Bath & Beyond, Inc.*	22,135
901	Best Buy Co., Inc.	39,599
250	Blockbuster, Inc., Class A*	1,240
135	Borders Group, Inc.	2,025
101	Brown Shoe Co., Inc.	2,307
499	Carmax, Inc.*	11,307
71	Cato Corp. (The), Class A	1,567
285	Charming Shoppes, Inc.*	2,576
405	Chico’s FAS, Inc.*	6,472
55	Childrens Place Retail Stores, Inc. (The)*	1,582
86	Christopher & Banks Corp.	1,039
393	Circuit City Stores, Inc.	4,276
140	Coldwater Creek, Inc.*	1,742
151	Collective Brands, Inc.*	3,568
86	Dick’s Sporting Goods, Inc.*	5,581
105	Dress Barn, Inc.*	1,838
361	Foot Locker, Inc.	6,032
340	GameStop Corp., Class A*	17,048
1,363	Gap, Inc. (The)	25,570
53	Genesco, Inc.*	2,432
56	Group 1 Automotive, Inc.	1,963
126	Guess ?, Inc.	6,678
61	Guitar Center, Inc.*	3,452
76	Gymboree Corp.*	3,047
4,543	Home Depot, Inc.	174,042
101	HOT Topic, Inc.*	845
98	J. Crew Group, Inc.*	4,881
788	Limited Brands, Inc.	18,250
3,473	Lowe’s Cos., Inc.	107,871
113	Men’s Wearhouse, Inc.	5,727
262	O’Reilly Automotive, Inc.*	9,311
642	Office Depot, Inc.*	15,697
171	OfficeMax, Inc.	6,074
162	Pacific Sunwear of California, Inc.*	2,270
95	PEP Boys-Manny Moe & Jack	1,557
313	PetSmart, Inc.	10,861
183	Pier 1 Imports, Inc.*	1,131
314	RadioShack Corp.	7,464
162	Rent-A-Center, Inc.*	3,114
321	Ross Stores, Inc.	8,933
194	Sally Beauty Holdings, Inc.*	1,653
1,649	Staples, Inc.	39,164
63	Stein Mart, Inc.	553
52	Talbots, Inc.	1,107
312	Tiffany & Co.	16,015
1,050	TJX Cos., Inc.	32,014
79	Tractor Supply Co.*	3,805
71	Tween Brands, Inc.*	2,094
271	Urban Outfitters, Inc.*	6,206
205	Williams-Sonoma, Inc.	6,833
110	Zale Corp.*	2,472
		734,435
	Textiles, Apparel & Luxury Goods — 0.2%
140	Polo Ralph Lauren Corp.	10,575

	Total Common Stock (Cost $4,330,474)	4,215,863

See accompanying notes to schedules of portfolio investments.

Principal Amount
	Repurchase Agreements — 11.4%
$78,463	Credit Suisse First Boston Corp.,
	5.25%, dated 08/31/07,
	due 09/04/07, total to be
	received $78,508 **	78,463

463,720	UBS Warburg LLC,
	5.25%, dated 08/31/07,
	due 09/04/07, total to be
	received $463,987 ***	463,720

	Total Repurchase Agreements (Cost $542,183)	542,183

	Total Investments (Cost $4,872,657) — 99.8%	4,758,046
	Other assets less liabilities — 0.2%	10,660
	Net Assets — 100.0%	$4,768,706

(a)	All or a portion of each security is held in a segregated account for the benefit of swap counterparties in the event of default.
*	Non-income producing security.
**

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Bank, 0% to 5.50%, due 9/14/07 to 7/15/36; Federal Home Loan Mortgage Corp., 0% due 11/29/19, which had a total value of $80,033. The investment in the repurchase agreement was through participation in a pooled account.

***

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Bank, 0% to 6.05%, due 9/5/07 to 12/28/18; Federal Home Loan Mortgage Corp., 0% to 6.03%, due 9/15/07 to 4/16/37; Federal National Mortgage Association, 0% to 6.07%, due 9/4/07 to 4/18/36, which had a total value of $472,994. The investment in the repurchase agreement was through participation in a pooled account.

As of August 31, 2007, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$191,950
Aggregate gross unrealized depreciation	(326,054)
Net unrealized depreciation	$(134,104)

Federal income tax cost of investments	$4,892,150

Swap Agreements

Ultra Consumer Services had the following open swap agreement as of August 31, 2007:

	Notional Amount at Value	Unrealized Appreciation
Equity Index Swap Agreement based on the Dow Jones U.S. Consumer ServicesSM Index, expiring 09/27/07	$5,265,009	$52,324

See accompanying notes to schedules of portfolio investments.

Ultra Financials

Schedule of Portfolio Investments

August 31, 2007 (Unaudited)

Shares		Value
	Common Stocks (a) — 89.4%
	Capital Markets — 13.3%
400	Affiliated Managers Group, Inc.*	$45,300
950	A.G. Edwards, Inc.	79,401
2,596	Ameriprise Financial, Inc.	158,382
13,704	Bank of New York Mellon Corp. (The)	554,053
1,497	Bear Stearns Cos., Inc. (The)	162,664
266	BlackRock, Inc./NY	41,257
12,595	Charles Schwab Corp. (The)	249,381
5,209	E*Trade Financial Corp.*	81,156
1,515	Eaton Vance Corp.	58,161
1,229	Federated Investors, Inc., Class B	43,150
2,057	Franklin Resources, Inc.	271,051
4,521	Goldman Sachs Group, Inc. (The)	795,741
547	Investment Technology Group, Inc.*	22,137
2,319	Janus Capital Group, Inc.	61,662
1,359	Jefferies Group, Inc.	35,089
1,243	Knight Capital Group, Inc., Class A*	17,079
690	LaBranche & Co., Inc.*	4,340
673	Lazard Ltd., Class A	26,980
1,635	Legg Mason, Inc.	141,951
6,455	Lehman Brothers Holdings, Inc.	353,928
10,000	Merrill Lynch & Co., Inc.	737,000
11,786	Morgan Stanley	735,093
2,340	Northern Trust Corp.	143,816
961	Nuveen Investments, Inc., Class A	59,755
263	Piper Jaffray Cos.*	13,508
1,219	Raymond James Financial, Inc.	39,971
1,034	SEI Investments Co.	26,233
4,792	State Street Corp.	294,037
288	SWS Group, Inc.	5,109
3,275	T. Rowe Price Group, Inc.	168,073
2,894	TD Ameritrade Holding Corp.*	52,526
974	Waddell & Reed Financial, Inc.	24,194
		5,502,178
	Commercial Banks — 16.5%
264	Alabama National Bancorporation	13,929
273	Amcore Financial, Inc.	7,311
1,495	Associated Banc-Corp.	42,174
955	Bancorpsouth, Inc.	23,865
561	Bank of Hawaii Corp.	28,841
6,588	BB&T Corp.	261,741
274	BOK Financial Corp.	13,955
545	Cathay General Bancorp	17,718
549	Chittenden Corp.	19,094
952	Citizens Republic Bancorp, Inc.	16,784
535	City National Corp.	38,194
1,910	Colonial BancGroup, Inc. (The)	40,530
1,916	Comerica, Inc.	106,874
2,330	Commerce Bancorp, Inc.	85,581
828	Commerce Bancshares, Inc.	38,668
1,636	Compass Bancshares, Inc.	106,913
696	Cullen/Frost Bankers, Inc.	35,900
688	East West Bancorp, Inc.	24,630
5,753	Fifth Third Bancorp	205,325
955	First Bancorp	9,598
287	First Community Bancorp, Inc.	15,573
1,513	First Horizon National Corp.	46,419
562	First Midwest Bancorp, Inc.	19,271
949	FirstMerit Corp.	18,335
697	FNB Corp.	11,835
549	Frontier Financial Corp.	13,494

See accompanying notes to schedules of portfolio investments.

2,069	Fulton Financial Corp.	30,414
671	Greater Bay Bancorp	18,889
287	Hancock Holding Co.	11,480
4,265	Huntington Bancshares, Inc.	73,401
680	International Bancshares Corp.	15,654
4,795	Keycorp	159,673
956	M&T Bank Corp.	101,221
2,888	Marshall & Ilsley Corp.	126,234
6,577	National City Corp.	176,987
820	Old National Bancorp	13,022
554	Pacific Capital Bancorp	13,972
139	Park National Corp.	12,638
4,246	PNC Financial Services Group, Inc.	298,791
3,143	Popular, Inc.	38,785
544	Prosperity Bancshares, Inc.	18,371
407	Provident Bankshares Corp.	12,576
8,627	Regions Financial Corp.	270,025
948	South Financial Group, Inc. (The)	21,757
945	Sterling Bancshares, Inc.	10,801
671	Sterling Financial Corp.	17,090
4,371	SunTrust Banks, Inc.	344,216
674	Susquehanna Bancshares, Inc.	13,251
413	SVB Financial Group*	20,551
3,288	Synovus Financial Corp.	90,814
1,508	TCF Financial Corp.	38,107
673	Trustmark Corp.	19,005
1,229	UCBH Holdings, Inc.	20,426
811	Umpqua Holdings Corp.	17,599
678	UnionBanCal Corp.	39,853
426	United Bankshares, Inc.	13,334
559	United Community Banks, Inc.	13,578
21,397	US Bancorp	692,193
1,501	Valley National Bancorp	34,073
1,638	W Holding Co., Inc.	3,833
23,305	Wachovia Corp.	1,141,479
685	Webster Financial Corp.	29,085
38,512	Wells Fargo & Co.	1,407,228
402	Westamerica Bancorporation	19,517
818	Whitney Holding Corp.	22,659
825	Wilmington Trust Corp.	33,082
279	Wintrust Financial Corp.	12,036
1,359	Zions Bancorporation	95,945
		6,826,197
	Commercial Services & Supplies — 0.2%
1,905	Equifax, Inc.	73,381

	Consumer Finance — 3.7%
12,897	American Express Co.	756,022
1,385	AmeriCredit Corp.*	23,974
5,071	Capital One Financial Corp.	327,891
407	CompuCredit Corp.*	8,637
5,892	Discover Financial Services*	136,341
699	First Marblehead Corp. (The)	23,409
5,064	SLM Corp.	254,618
		1,530,892
	Diversified Financial Services — 20.1%
54,838	Bank of America Corp.	2,779,190
2,334	CIT Group, Inc.	87,688
60,599	Citigroup, Inc.	2,840,881
551	CME Group, Inc.	305,695
692	InterContinental Exchange, Inc.*	100,942
421	International Securities Exchange Holdings, Inc.	27,954
41,810	JPMorgan Chase & Co.	1,861,381
2,870	Moody’s Corp.	131,590
1,223	Nasdaq Stock Market, Inc. (The)*	39,943
2,330	NYSE Euronext	169,508
		8,344,772

See accompanying notes to schedules of portfolio investments.

	Insurance — 19.8%
3,973	ACE Ltd.	229,480
6,021	Aflac, Inc.	320,979
112	Alleghany Corp.*	46,144
414	Allied World Assurance Holdings Ltd.	19,880
7,524	Allstate Corp. (The)	411,939
1,235	AMBAC Financial Group, Inc.	77,583
831	American Financial Group, Inc.	23,434
27,821	American International Group, Inc.	1,836,186
149	American National Insurance	18,781
3,155	AON Corp.	136,675
539	Arch Capital Group Ltd.*	38,716
1,228	Arthur J. Gallagher & Co.	36,263
952	Aspen Insurance Holdings Ltd.	23,886
1,235	Assurant, Inc.	63,652
558	Assured Guaranty Ltd.	14,547
1,771	Axis Capital Holdings Ltd.	63,933
1,373	Brown & Brown, Inc.	36,961
4,926	Chubb Corp.	251,866
1,906	Cincinnati Financial Corp.	80,319
695	Commerce Group, Inc.	22,157
1,796	Conseco, Inc.*	25,252
545	Delphi Financial Group, Inc.	21,963
694	Endurance Specialty Holdings Ltd.	27,670
673	Erie Indemnity Co., Class A	37,614
811	Everest Re Group Ltd.	82,625
2,727	Fidelity National Financial, Inc., Class A	49,604
1,084	First American Corp.	45,344
5,346	Genworth Financial, Inc.	154,927
671	Hanover Insurance Group, Inc. (The)	28,705
3,843	Hartford Financial Services Group, Inc.	341,681
1,370	HCC Insurance Holdings, Inc.	37,826
419	Hilb Rogal & Hobbs Co.	19,567
542	Horace Mann Educators Corp.	10,482
812	IPC Holdings Ltd.	20,641
3,417	Lincoln National Corp.	208,027
5,605	Loews Corp.	263,491
134	Markel Corp.*	63,738
6,713	Marsh & McLennan Cos., Inc.	178,901
1,634	MBIA, Inc.	98,040
285	Mercury General Corp.	15,014
5,492	MetLife, Inc.	351,763
1,241	Montpelier Re Holdings Ltd.	20,427
421	National Financial Partners Corp.	20,583
680	Nationwide Financial Services	36,394
2,614	Old Republic International Corp.	47,549
687	PartnerRe Ltd.	49,952
696	Philadelphia Consolidated Holding Co.*	27,854
1,358	Phoenix Cos., Inc. (The)	18,808
695	Platinum Underwriters Holdings Ltd.	24,103
3,289	Principal Financial Group, Inc.	182,507
403	ProAssurance Corp.*	21,190
8,369	Progressive Corp. (The)	170,225
814	Protective Life Corp.	34,025
5,771	Prudential Financial, Inc.	518,120
398	Reinsurance Group of America, Inc.	21,615
821	RenaissanceRe Holdings Ltd.	47,027
272	RLI Corp.	16,361
1,246	Safeco Corp.	72,293
682	Selective Insurance Group	14,390
678	Stancorp Financial Group, Inc.	31,934
1,112	Torchmark Corp.	68,455
285	Transatlantic Holdings, Inc.	20,187
8,090	Travelers Cos, Inc. (The)	408,869
544	Unitrin, Inc.	24,730
4,127	Unum Group	100,988
128	White Mountains Insurance Group Ltd.	66,816

See accompanying notes to schedules of portfolio investments.

1,363	Willis Group Holdings Ltd.	53,021
2,195	WR Berkley Corp.	65,608
2,180	XL Capital Ltd., Class A	166,116
421	Zenith National Insurance Corp.	18,149
		8,204,552
	IT Services — 0.3%
817	Mastercard, Inc., Class A	111,921
973	MoneyGram International, Inc.	20,695
		132,616
	Real Estate Investment Trusts — 9.3%
399	Alexandria Real Estate Equities, Inc.	37,239
1,227	AMB Property Corp.	67,461
1,521	American Financial Realty Trust	12,594
3,165	Annaly Capital Management, Inc.	44,595
1,223	Apartment Investment & Management Co.	54,668
2,734	Archstone-Smith Trust	160,759
961	AvalonBay Communities, Inc.	109,919
817	BioMed Realty Trust, Inc.	19,919
1,495	Boston Properties, Inc.	149,605
1,089	Brandywine Realty Trust	28,074
671	BRE Properties, Inc.	37,267
686	Camden Property Trust	42,182
1,653	CapitalSource, Inc.	29,473
817	CBL & Associates Properties, Inc.	26,928
551	Colonial Properties Trust	19,786
553	Corporate Office Properties Trust SBI MD	23,818
538	Cousins Properties, Inc.	14,779
2,056	DCT Industrial Trust, Inc.	21,012
1,511	Developers Diversified Realty Corp.	80,808
1,218	DiamondRock Hospitality Co.	21,863
685	Digital Realty Trust, Inc.	26,715
1,239	Douglas Emmett, Inc.	30,294
1,650	Duke Realty Corp.	55,754
285	Entertainment Properties Trust	13,634
682	Equity Inns, Inc.	15,359
272	Equity Lifestyle Properties, Inc.	13,246
3,561	Equity Residential	143,295
284	Essex Property Trust, Inc.	33,452
686	Federal Realty Investment Trust	57,672
807	FelCor Lodging Trust, Inc.	17,706
549	First Industrial Realty Trust, Inc.	22,388
813	Franklin Street Properties Corp.	14,024
1,794	Friedman Billings Ramsey Group, Inc., Class A	8,414
2,863	General Growth Properties, Inc.	142,320
2,476	Health Care Property Investors, Inc.	75,320
960	Health Care REIT, Inc.	38,304
556	Healthcare Realty Trust, Inc.	13,883
687	Highwoods Properties, Inc.	24,519
410	Home Properties, Inc.	20,836
1,107	Hospitality Properties Trust	43,682
6,316	Host Hotels & Resorts, Inc.	140,784
2,594	HRPT Properties Trust	25,369
831	IMPAC Mortgage Holdings, Inc.	1,429
1,520	iStar Financial, Inc.	55,632
408	Kilroy Realty Corp.	24,941
2,727	Kimco Realty Corp.	116,770
535	LaSalle Hotel Properties	22,277
810	Lexington Realty Trust	16,751
1,101	Liberty Property Trust	43,005
834	Macerich Co. (The)	67,738
823	Mack-Cali Realty Corp.	34,369
418	Maguire Properties, Inc.	10,872
282	Mid-America Apartment Communities, Inc.	13,984
817	National Retail Properties, Inc.	19,191
1,094	Nationwide Health Properties, Inc.	30,359
676	Newcastle Investment Corp.	11,249
419	Pennsylvania Real Estate Investment Trust	15,851

See accompanying notes to schedules of portfolio investments.

2,186	Plum Creek Timber Co., Inc.	91,659
544	Post Properties, Inc.	21,711
426	Potlatch Corp.	19,187
3,147	Prologis	189,324
1,521	Public Storage	115,261
812	RAIT Financial Trust	7,186
956	Rayonier, Inc.	40,860
1,233	Realty Income Corp.	33,291
283	Redwood Trust, Inc.	10,564
827	Regency Centers Corp.	57,452
973	Senior Housing Properties Trust	19,791
2,738	Simon Property Group, Inc.	259,891
694	SL Green Realty Corp.	77,388
948	Strategic Hotels & Resorts, Inc.	19,500
809	Sunstone Hotel Investors, Inc.	21,811
678	Taubman Centers, Inc.	34,971
1,498	Thornburg Mortgage, Inc.	17,646
1,648	UDR, Inc.	41,381
1,631	Ventas, Inc.	62,109
1,771	Vornado Realty Trust	188,771
553	Washington Real Estate Investment Trust	18,111
964	Weingarten Realty Investors	38,762
		3,850,764
	Real Estate Management & Development — 0.6%
2,476	Brookfield Properties Corp.	57,146
2,470	CB Richard Ellis Group, Inc., Class A*	72,914
694	Forest City Enterprises, Inc., Class A	38,552
419	Jones Lang LaSalle, Inc.	46,794
948	St. Joe Co. (The)	29,976
		245,382
	Thrifts & Mortgage Finance — 5.6%
269	Anchor Bancorp Wisconsin, Inc.	7,085
1,093	Astoria Financial Corp.	28,494
7,143	Countrywide Financial Corp.	141,789
408	Dime Community Bancshares	5,561
269	Downey Financial Corp.	15,223
11,792	Fannie Mae	773,673
1,355	First Niagara Financial Group, Inc.	19,146
152	FirstFed Financial Corp.*	7,638
8,083	Freddie Mac	497,994
823	Fremont General Corp.	3,703
6,170	Hudson City Bancorp, Inc.	87,737
838	IndyMac Bancorp, Inc.	20,280
404	MAF Bancorp, Inc.	21,691
972	MGIC Investment Corp.	29,316
3,436	New York Community Bancorp, Inc.	60,783
1,246	NewAlliance Bancshares, Inc.	18,578
1,511	People’s United Financial, Inc.	26,714
272	PFF Bancorp, Inc.	4,765
1,088	PMI Group, Inc. (The)	34,468
809	Provident Financial Services, Inc.	13,591
962	Radian Group, Inc.	16,970
3,989	Sovereign Bancorp, Inc.	72,121
947	Trustco Bank Corp./NY	10,587
1,087	Washington Federal, Inc.	28,849
10,816	Washington Mutual, Inc.	397,164
		2,343,920
	Total Common Stock (Cost $37,557,447)	37,054,654

Principal Amount
	Repurchase Agreements — 11.8%
$710,130	Credit Suisse First Boston Corp.,
	5.25%, dated 08/31/07,
	due 09/04/07, total to be
	received $710,539 **	710,130

See accompanying notes to schedules of portfolio investments.

4,196,878	UBS Warburg LLC,
	5.25%, dated 08/31/07,
	due 09/04/07, total to be
	received $4,199,292 ***	4,196,878

	Total Repurchase Agreements (Cost $4,907,008)	4,907,008

	Total Investments (Cost $42,464,455) — 101.2%	41,961,662
	Liabilities in excess of other assets — (1.2)%	(482,388)
	Net Assets — 100.0%	$41,479,274

(a)	All or a portion of each security is held in a segregated account for the benefit of swap counterparties in the event of default.
*	Non-income producing security.
**

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Bank, 0% to 5.50%, due 9/14/07 to 7/15/36; Federal Home Loan Mortgage Corp., 0% due 11/29/19, which had a total value of $724,336. The investment in the repurchase agreement was through participation in a pooled account.

***

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Bank, 0% to 6.05%, due 9/5/07 to 12/28/18; Federal Home Loan Mortgage Corp., 0% to 6.03%, due 9/15/07 to 4/16/37; Federal National Mortgage Association, 0% to 6.07%, due 9/4/07 to 4/18/36, which had a total value of $4,280,819. The investment in the repurchase agreement was through participation in a pooled account.

REIT	Real Estate Investment Trust

As of August 31, 2007, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$313,791
Aggregate gross unrealized depreciation	(902,078)
Net unrealized depreciation	$(588,287)

Federal income tax cost of investments	$42,549,949

Swap Agreements

Ultra Financials had the following open swap agreement as of August 31, 2007:

	Notional Amount at Value	Unrealized Depreciation
Equity Index Swap Agreement based on the Dow Jones U.S. FinancialsSM Index, expiring 09/27/07	$46,517,803	$(471,077)

See accompanying notes to schedules of portfolio investments.

Ultra Health Care

Schedule of Portfolio Investments

August 31, 2007 (Unaudited)

Shares		Value
	Common Stocks (a) — 86.3%
	Biotechnology — 11.6%
183	Alexion Pharmaceuticals, Inc.*	$11,066
517	Alkermes, Inc.*	8,711
5,975	Amgen, Inc.*	299,407
609	Amylin Pharmaceuticals, Inc.*	29,859
400	Applera Corp.- Celera Group*	5,268
1,550	Biogen Idec, Inc.*	98,921
490	BioMarin Pharmaceuticals, Inc.*	10,525
1,946	Celgene Corp.*	124,953
336	Cephalon, Inc.*	25,217
284	Cubist Pharmaceuticals, Inc.*	6,498
285	CV Therapeutics, Inc.*	2,753
225	Enzon Pharmaceuticals, Inc.*	1,825
2,376	Genentech, Inc.*	177,749
1,338	Genzyme Corp.*	83,505
4,764	Gilead Sciences, Inc.*	173,267
688	Human Genome Sciences, Inc.*	6,336
306	ImClone Systems, Inc.*	10,422
390	Incyte Corp.*	2,278
136	InterMune, Inc.*	2,689
644	Medarex, Inc.*	11,045
1,641	Millennium Pharmaceuticals, Inc.*	16,656
220	Myriad Genetics, Inc.*	9,671
309	Nabi Biopharmaceuticals*	1,094
195	Neurocrine Biosciences, Inc.*	1,944
246	Onyx Pharmaceuticals, Inc.*	9,746
292	OSI Pharmaceuticals, Inc.*	9,960
598	PDL BioPharma, Inc.*	11,667
320	Regeneron Pharmaceuticals, Inc.*	6,227
271	Savient Pharmaceuticals, Inc.*	3,572
243	Theravance, Inc.*	7,633
99	United Therapeutics Corp.*	6,780
670	Vertex Pharmaceuticals, Inc.*	26,103
		1,203,347
	Health Care Equipment & Supplies — 15.6%
304	Advanced Medical Optics, Inc.*	8,737
390	Alcon, Inc.	52,751
369	American Medical Systems Holdings, Inc.*	6,790
140	Arthrocare Corp.*	7,843
278	Bausch & Lomb, Inc.	17,570
3,329	Baxter International, Inc.	182,296
318	Beckman Coulter, Inc.	22,880
1,179	Becton Dickinson & Co.	90,712
7,046	Boston Scientific Corp.*	90,400
229	Cooper Cos., Inc. (The)	11,166
2,554	Covidien Ltd.*	101,726
538	C.R. Bard, Inc.	44,864
91	Cyberonics, Inc.*	1,373
591	Cytyc Corp.*	25,259
422	Dade Behring Holdings, Inc.	31,865
66	Datascope Corp.	2,202
728	Dentsply International, Inc.	28,669
299	Edwards Lifesciences Corp.*	14,442
266	Gen-Probe, Inc.*	17,029

See accompanying notes to schedules of portfolio investments.

137	Haemonetics Corp.*	6,801
298	Hillenbrand Industries, Inc.	17,150
270	Hologic, Inc.*	14,350
800	Hospira, Inc.*	30,920
160	Idexx Laboratories, Inc.*	17,880
354	Immucor, Inc.*	11,806
192	Intuitive Surgical, Inc.*	42,486
158	Invacare Corp.	3,661
216	Inverness Medical Innovations, Inc.*	10,398
270	Kinetic Concepts, Inc.*	16,230
232	Kyphon, Inc.*	15,514
5,920	Medtronic, Inc.	312,813
218	Mentor Corp.	9,721
115	PolyMedica Corp.	5,953
390	Resmed, Inc.*	15,857
374	Respironics, Inc.*	17,739
1,745	St. Jude Medical, Inc.*	76,030
331	STERIS Corp.	9,291
1,452	Stryker Corp.	96,993
654	Varian Medical Systems, Inc.*	26,415
1,222	Zimmer Holdings, Inc.*	95,719
		1,612,301
	Health Care Providers & Services — 14.8%
2,644	Aetna, Inc.	134,606
267	AMERIGROUP Corp.*	8,456
223	Apria Healthcare Group, Inc.*	5,938
262	Brookdale Senior Living, Inc.	9,594
223	Centene Corp.*	4,507
1,474	Cigna Corp.	76,176
490	Community Health Systems, Inc.*	17,018
800	Coventry Health Care, Inc.*	45,896
538	DaVita, Inc.*	30,946
1,174	Express Scripts, Inc.*	64,277
1,233	Health Management Associates, Inc., Class A	8,397
574	Health Net, Inc.*	31,449
404	Healthsouth Corp.*	7,377
177	Healthways, Inc.*	8,815
452	Henry Schein, Inc.*	26,302
851	Humana, Inc.*	54,541
602	Laboratory Corp. of America Holdings*	46,751
294	LifePoint Hospitals, Inc.*	8,261
429	Lincare Holdings, Inc.*	15,440
199	Magellan Health Services, Inc.*	8,079
378	Manor Care, Inc.	24,150
1,435	Medco Health Solutions, Inc.*	122,621
172	Odyssey HealthCare, Inc.*	1,682
205	Owens & Minor, Inc.	8,180
661	Patterson Cos., Inc.*	24,312
248	Pediatrix Medical Group, Inc.*	14,793
144	PharMerica Corp.*	2,553
348	PSS World Medical, Inc.*	6,640
278	Psychiatric Solutions, Inc.*	10,247
771	Quest Diagnostics, Inc.	42,212
260	Sierra Health Services, Inc.*	10,920
225	Sunrise Senior Living, Inc.*	8,057
2,423	Tenet Healthcare Corp.*	8,214
6,900	UnitedHealth Group, Inc.	345,069
259	Universal Health Services, Inc., Class B	13,675
177	WellCare Health Plans, Inc.*	17,470
3,174	WellPoint, Inc.*	255,793
		1,529,414

See accompanying notes to schedules of portfolio investments.

	Life Sciences Tools & Services — 3.4%
352	Affymetrix, Inc.*	7,976
938	Applera Corp.- Applied Biosystems Group	29,650
94	Bio-Rad Laboratories, Inc., Class A*	7,926
343	Charles River Laboratories International, Inc.*	18,001
326	Covance, Inc.*	23,902
188	Enzo Biochem, Inc.*	3,386
275	Illumina, Inc.*	13,280
241	Invitrogen Corp.*	18,774
276	Millipore Corp.*	19,232
470	Nektar Therapeutics*	3,882
140	Parexel International Corp.*	6,021
535	Pharmaceutical Product Development, Inc.	18,741
192	Techne Corp.*	12,098
2,162	Thermo Fisher Scientific, Inc.*	117,245
157	Varian, Inc.*	9,423
178	Ventana Medical Systems, Inc.*	14,559
520	Waters Corp.*	32,017
		356,113
	Pharmaceuticals — 40.9%
7,882	Abbott Laboratories	409,155
120	Abraxis BioScience, Inc.*	2,633
161	Adams Respiratory Therapeutics, Inc.*	6,208
1,550	Allergan, Inc.	93,016
223	Alpharma, Inc., Class A	5,107
563	Barr Pharmaceuticals, Inc.*	28,645
10,081	Bristol-Myers Squibb Co.	293,861
4,953	Eli Lilly & Co.	284,055
683	Endo Pharmaceuticals Holdings, Inc.*	21,774
1,622	Forest Laboratories, Inc.*	61,036
14,853	Johnson & Johnson	917,767
1,239	King Pharmaceuticals, Inc.*	18,622
264	Medicines Co. (The)*	4,409
287	Medicis Pharmaceutical Corp., Class A	8,765
11,149	Merck & Co., Inc.	559,345
409	MGI Pharma, Inc.*	9,640
1,254	Mylan Laboratories, Inc.	18,935
127	Noven Pharmaceuticals, Inc.*	1,938
184	Par Pharmaceutical Cos., Inc.*	4,120
395	Perrigo Co.	8,180
36,304	Pfizer, Inc.	901,791
7,557	Schering-Plough Corp.	226,861
545	Sepracor, Inc.*	15,898
485	Valeant Pharmaceuticals International*	7,648
524	Watson Pharmaceuticals, Inc.*	15,626
6,834	Wyeth	316,414
		4,241,449
	Total Common Stock (Cost $8,897,928)	8,942,624

Principal Amount
	Repurchase Agreements — 13.4%
$201,628	Credit Suisse First Boston Corp.,
	5.25%, dated 08/31/07,
	due 09/04/07, total to be
	received $201,744 **	201,628

See accompanying notes to schedules of portfolio investments.

1,191,627	UBS Warburg LLC,
	5.25%, dated 08/31/07,
	due 09/04/07, total to be
	received $1,192,313 ***	1,191,627

	Total Repurchase Agreements (Cost $1,393,255)	1,393,255

	Total Investments (Cost $10,291,183) — 99.7%	10,335,879
	Other assets less liabilities — 0.3%	28,503
	Net Assets — 100.0%	$10,364,382

(a)	All or a portion of each security is held in a segregated account for the benefit of swap counterparties in the event of default.
*	Non-income producing security.
**

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Bank, 0% to 5.50%, due 9/14/07 to 7/15/36; Federal Home Loan Mortgage Corp., 0% due 11/29/19, which had a total value of $205,662. The investment in the repurchase agreement was through participation in a pooled account. Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows:

***

Federal Home Loan Bank, 0% to 6.05%, due 9/5/07 to 12/28/18; Federal Home Loan Mortgage Corp., 0% to 6.03%, due 9/15/07 to 4/16/37; Federal National Mortgage Association, 0% to 6.07%, due 9/4/07 to 4/18/36, which had a total value of $1,215,460. The investment in the repurchase agreement was through participation in a pooled account.

As of August 31, 2007, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$543,530
Aggregate gross unrealized depreciation	(499,686)
Net unrealized appreciation	$43,844

Federal income tax cost of investments	$10,292,035

Swap Agreements

Ultra Health Care had the following open swap agreement as of August 31, 2007:

	Notional Amount at Value	Unrealized Appreciation
Equity Index Swap Agreement based on the Dow Jones U.S. Health CareSM Index, expiring 09/27/07	$11,707,782	$53,973

See accompanying notes to schedules of portfolio investments.

Ultra Industrials

Schedule of Portfolio Investments

August 31, 2007 (Unaudited)

Shares		Value
	Common Stocks (a) — 88.5%
	Aerospace & Defense — 15.4%
96	AAR Corp.*	$3,014
86	Alliant Techsystems, Inc.*	9,057
240	BE Aerospace, Inc.*	9,353
1,853	Boeing Co.	179,185
66	Ceradyne, Inc.*	4,771
116	Curtiss-Wright Corp.	5,290
104	DRS Technologies, Inc.	5,458
67	Esterline Technologies Corp.*	3,383
878	General Dynamics Corp.	68,976
325	Goodrich Corp.	20,527
246	Hexcel Corp.*	5,360
1,862	Honeywell International, Inc.	104,551
326	L-3 Communications Holdings, Inc.	32,114
881	Lockheed Martin Corp.	87,342
99	Moog, Inc., Class A*	4,214
834	Northrop Grumman Corp.	65,753
155	Orbital Sciences Corp.*	3,404
358	Precision Castparts Corp.	46,651
1,167	Raytheon Co.	71,584
437	Rockwell Collins, Inc.	30,096
260	Spirit Aerosystems Holdings, Inc., Class A*	9,295
162	Taser International, Inc.*	2,318
85	Teledyne Technologies, Inc.*	4,242
2,398	United Technologies Corp.	178,963
		954,901
	Air Freight & Logistics — 4.4%
454	CH Robinson Worldwide, Inc.	22,264
556	Expeditors International Washington, Inc.	24,559
745	FedEx Corp.	81,712
79	Forward Air Corp.	2,768
97	Pacer International, Inc.	2,097
1,763	United Parcel Service, Inc., Class B	133,741
216	UTi Worldwide, Inc.	4,806
		271,947
	Building Products — 1.1%
436	American Standard Cos., Inc.	16,058
167	Lennox International, Inc.	6,007
986	Masco Corp.	25,656
52	NCI Building Systems, Inc.*	2,412
231	Owens Corning, Inc.*	5,766
99	Simpson Manufacturing Co., Inc.	3,267
217	USG Corp.*	8,380
		67,546
	Chemicals — 0.2%
377	Nalco Holding Co.	9,425

	Commercial Services & Supplies — 4.1%
66	Administaff, Inc.	2,277
747	Allied Waste Industries, Inc.*	9,539
72	Bowne & Co., Inc.	1,220
131	Brady Corp., Class A	5,100
107	Brink’s Co. (The)	6,138
200	ChoicePoint, Inc.*	7,868
357	Cintas Corp.	13,084
98	Corporate Executive Board Co.	6,667
318	Corrections Corp. of America*	8,160
280	Covanta Holding Corp.*	6,325
134	Deluxe Corp.	5,095
111	FTI Consulting, Inc.*	5,830
56	G&K Services, Inc., Class A	2,332
125	Labor Ready, Inc.*	2,610
222	Manpower, Inc.	15,598
58	Mine Safety Appliances Co.	2,779
305	Monster Worldwide, Inc.*	10,431
111	Navigant Consulting, Inc.*	1,959
139	PHH Corp.*	3,743
446	Republic Services, Inc.	13,866
122	Resources Connection, Inc.	3,660
437	Robert Half International, Inc.	13,958
572	R.R. Donnelley & Sons Co.	20,489
148	Spherion Corp.*	1,308
231	Stericycle, Inc.*	11,527
104	TeleTech Holdings, Inc.*	3,042
152	Tetra Tech, Inc.*	2,979
72	United Stationers, Inc.*	4,250

See accompanying notes to schedules of portfolio investments.

52	Viad Corp.	1,859
179	Waste Connections, Inc.*	5,445
1,351	Waste Management, Inc.	50,892
111	Watson Wyatt Worldwide, Inc., Class A	5,252
		255,282
	Communications Equipment — 0.2%
45	Black Box Corp.	1,842
158	CommScope, Inc.*	8,943
294	Powerwave Technologies, Inc.*	2,014
		12,799
	Construction & Engineering — 1.8%
164	EMCOR Group, Inc.*	5,141
230	Fluor Corp.	29,244
184	Foster Wheeler Ltd.*	21,793
90	Granite Construction, Inc.	4,900
70	Insituform Technologies, Inc.*	1,154
307	Jacobs Engineering Group, Inc.*	20,290
265	Quanta Services, Inc.*	7,492
197	Shaw Group, Inc. (The)*	9,860
138	URS Corp.*	7,375
75	Washington Group International, Inc.*	6,352
		113,601
	Construction Materials — 0.9%
127	Eagle Materials, Inc.	4,821
145	Florida Rock Industries, Inc.	9,064
110	Headwaters, Inc.*	1,817
111	Martin Marietta Materials, Inc.	14,985
71	Texas Industries, Inc.	5,234
220	Vulcan Materials Co.	19,802
		55,723
	Containers & Packaging — 1.8%
167	Aptargroup, Inc.	6,067
267	Ball Corp.	13,986
275	Bemis Co., Inc.	8,214
426	Crown Holdings, Inc.*	10,233
377	Owens-Illinois, Inc.*	15,163
243	Packaging Corp. of America	6,330
341	Pactiv Corp.*	9,974
421	Sealed Air Corp.	11,135
663	Smurfit-Stone Container Corp.*	7,001
259	Sonoco Products Co.	9,329
274	Temple-Inland, Inc.	15,092
		112,524
	Diversified Telecommunication Services — 0.1%
192	NeuStar, Inc., Class A*	6,071

	Electrical Equipment — 3.9%
114	Acuity Brands, Inc.	5,990
277	Ametek, Inc.	11,077
110	Baldor Electric Co.	4,580
118	Belden, Inc.	5,736
547	Cooper Industries Ltd., Class A	27,990
2,095	Emerson Electric Co.	103,137
103	Energy Conversion Devices, Inc.*	2,669
136	General Cable Corp.*	7,913
67	Genlyte Group, Inc.*	4,862
259	GrafTech International Ltd.*	4,349
135	Hubbell, Inc., Class B	7,314
196	Power-One, Inc.*	855
83	Regal-Beloit Corp.	4,192
368	Rockwell Automation, Inc.	25,929
231	Roper Industries, Inc.	14,620
80	Sunpower Corp., Class A*	5,466
153	Thomas & Betts Corp.*	8,475
		245,154
	Electronic Equipment & Instruments — 4.4%
1,066	Agilent Technologies, Inc.*	38,802
465	Amphenol Corp., Class A	16,791
84	Anixter International, Inc.*	6,449
324	Arrow Electronics, Inc.*	13,595
390	Avnet, Inc.*	15,331
135	AVX Corp.	2,122
188	Benchmark Electronics, Inc.*	4,715
102	Checkpoint Systems, Inc.*	2,841
106	Cognex Corp.	1,956
81	Coherent, Inc.*	2,437
94	CTS Corp.	1,221
70	Electro Scientific Industries, Inc.*	1,658
1,586	Flextronics International Ltd.*	18,065
173	Flir Systems, Inc.*	8,519
78	Itron, Inc.*	6,622
470	Jabil Circuit, Inc.	10,434

See accompanying notes to schedules of portfolio investments.

218	Kemet Corp.*	1,504
58	Littelfuse, Inc.*	1,937
98	Methode Electronics, Inc.	1,415
99	Mettler Toledo International, Inc.*	9,337
176	Molex, Inc.	4,602
200	Molex, Inc., Class A	4,980
153	National Instruments Corp.	4,830
97	Newport Corp.*	1,340
86	Orbotech Ltd.*	1,862
48	Park Electrochemical Corp.	1,419
121	Plexus Corp.*	2,876
1,390	Sanmina-SCI Corp.*	3,183
2,357	Solectron Corp.*	9,145
105	Technitrol, Inc.	2,887
206	Tektronix, Inc.	6,623
305	Trimble Navigation Ltd.*	10,770
1,290	Tyco Electronics Ltd.	44,982
442	Vishay Intertechnology, Inc.*	5,848
		271,098
	Health Care Equipment & Supplies — 0.1%
86	West Pharmaceutical Services, Inc.	3,444

	Health Care Technology — 0.4%
442	HLTH Corp.*	6,533
511	IMS Health, Inc.	15,299
		21,832
	Household Durables — 0.5%
398	Fortune Brands, Inc.	33,070

	Industrial Conglomerates — 21.5%
1,725	3M Co.	156,958
160	Carlisle Cos., Inc.	7,877
26,850	General Electric Co.	1,043,659
289	McDermott International, Inc.*	27,741
101	Teleflex, Inc.	7,855
550	Textron, Inc.	32,087
1,290	Tyco International Ltd.	56,966
136	Walter Industries, Inc.	3,438
		1,336,581
	Internet Software & Services — 0.1%
103	VistaPrint Ltd.*	3,387

	IT Services — 6.8%
1,526	Accenture Ltd., Class A	62,886
176	Acxiom Corp.	4,312
241	Affiliated Computer Services, Inc., Class A*	12,057
171	Alliance Data Systems Corp.*	13,415
1,442	Automatic Data Processing, Inc.	65,957
526	BearingPoint, Inc.*	3,088
360	Broadridge Financial Solutions, Inc.	6,541
375	Ceridian Corp.*	12,844
190	Checkfree Corp.*	8,784
360	Convergys Corp.*	6,030
124	eFunds Corp.*	4,499
503	Fidelity National Information Services, Inc.	23,842
1,966	First Data Corp.	65,311
439	Fiserv, Inc.*	20,422
38	Forrester Research, Inc.*	966
208	Global Payments, Inc.	8,212
264	Hewitt Associates, Inc., Class A*	8,878
475	Iron Mountain, Inc.*	13,423
268	MPS Group, Inc.*	3,688
880	Paychex, Inc.	39,098
1,995	Western Union Co. (The)	37,566
		421,819
	Life Sciences Tools & Services — 0.2%
50	Dionex Corp.*	3,622
318	PerkinElmer, Inc.	8,716
		12,338
	Machinery — 13.2%
71	Actuant Corp., Class A	4,330
239	AGCO Corp.*	10,325
68	Albany International Corp.	2,648
43	Astec Industries, Inc.*	2,175
96	Bucyrus International, Inc.	5,999
1,686	Caterpillar, Inc.	127,748
134	Clarcor, Inc.	5,189
136	Crane Co.	6,091

See accompanying notes to schedules of portfolio investments.

245	Cummins, Inc.	29,013
629	Danaher Corp.	48,848
592	Deere & Co.	80,548
183	Donaldson Co., Inc.	6,987
531	Dover Corp.	26,231
382	Eaton Corp.	35,992
68	ESCO Technologies, Inc.*	2,235
149	Flowserve Corp.	10,640
137	Gardner Denver, Inc.*	5,468
176	Graco, Inc.	7,112
219	Harsco Corp.	12,187
210	IDEX Corp.	8,079
1,254	Illinois Tool Works, Inc.	72,945
801	Ingersoll-Rand Co., Ltd., Class A	41,596
474	ITT Corp.	32,227
286	Joy Global, Inc.	12,410
73	Kaydon Corp.	3,854
101	Kennametal, Inc.	8,147
106	Lincoln Electric Holdings, Inc.	7,626
161	Manitowoc Co., Inc. (The)	12,798
97	Mueller Industries, Inc.	3,360
224	Mueller Water Products, Inc., Class B	2,453
80	Nordson Corp.	4,017
191	Oshkosh Truck Corp.	11,057
653	Paccar, Inc.	55,864
319	Pall Corp.	12,163
302	Parker Hannifin Corp.	32,456
261	Pentair, Inc.	9,691
149	SPX Corp.	13,417
268	Terex Corp.*	21,408
198	Timken Co.	7,041
107	Toro Co.	6,329
209	Trinity Industries, Inc.	7,852
75	Wabash National Corp.	982
127	Wabtec Corp.	4,759
		822,297
	Marine — 0.2%
112	Alexander & Baldwin, Inc.	5,814
127	American Commercial Lines, Inc.*	3,281
137	Kirby Corp.*	5,244
		14,339
	Metals & Mining — 0.1%
97	Quanex Corp.	4,201

	Multi-Utilities — 0.2%
439	MDU Resources Group, Inc.	11,875

	Office Electronics — 0.1%
181	Zebra Technologies Corp.*	6,570

	Oil, Gas & Consumable Fuels — 0.3%
71	General Maritime Corp.	1,836
78	Overseas Shipholding Group, Inc.	5,569
111	Teekay Corp.	6,434
73	World Fuel Services Corp.	2,814
		16,653
	Paper & Forest Products — 0.3%
272	Louisiana-Pacific Corp.	5,094
479	MeadWestvaco Corp.	15,132
		20,226
	Road & Rail — 4.9%
59	Arkansas Best Corp.	2,118
937	Burlington Northern Santa Fe Corp.	76,038
121	Con-way, Inc.	5,866
1,137	CSX Corp.	46,617
98	Genesee & Wyoming, Inc.*	2,683
271	JB Hunt Transport Services, Inc.	7,797
201	Kansas City Southern*	6,108
146	Landstar System, Inc.	6,279
1,081	Norfolk Southern Corp.	55,358
86	Old Dominion Freight Line, Inc.*	2,477
158	Ryder System, Inc.	8,651
39	Saia, Inc.*	733
698	Union Pacific Corp.	77,876
138	Werner Enterprises, Inc.	2,568
152	YRC Worldwide, Inc.*	4,683
		305,852

See accompanying notes to schedules of portfolio investments.

	Semiconductors & Semiconductor Equipment — NM
77	Veeco Instruments, Inc.*	1,355

	Specialty Retail — 0.3%
290	Sherwin-Williams Co. (The)	20,013

	Trading Companies & Distributors — 1.0%
368	Fastenal Co.	16,784
121	GATX Corp.	5,276
58	Kaman Corp.	1,909
124	MSC Industrial Direct Co.	6,423
193	United Rentals, Inc.*	6,292
63	Watsco, Inc.	3,032
119	WESCO International, Inc.*	5,663
197	WW Grainger, Inc.	18,047
		63,426
	Total Common Stock (Cost $5,056,330)	5,495,349

Principal Amount
	Repurchase Agreements — 11.7%
$105,007	Credit Suisse First Boston Corp.,
	5.25%, dated 08/31/07,
	due 09/04/07, total to be
	received $105,067 **	105,007

620,591	UBS Warburg LLC,
	5.25%, dated 08/31/07,
	due 09/04/07, total to be
	received $620,948 ***	620,591

	Total Repurchase Agreements (Cost $725,598)	725,598

	Total Investments (Cost $5,781,928) — 100.2%	6,220,947
	Liabilities in excess of other assets — (0.2)%	(11,008)
	Net Assets — 100.0%	$6,209,939

(a)	All or a portion of each security is held in a segregated account for the benefit of swap counterparties in the event of default.
*	Non-income producing security.
NM	Not meaningful, amount is less than 0.05%.
**

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Bank, 0% to 5.50%, due 9/14/07 to 7/15/36; Federal Home Loan Mortgage Corp., 0% due 11/29/19, which had a total value of $107,107. The investment in the repurchase agreement was through participation in a pooled account.

***

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Bank, 0% to 6.05%, due 9/5/07 to 12/28/18; Federal Home Loan Mortgage Corp., 0% to 6.03%, due 9/15/07 to 4/16/37; Federal National Mortgage Association, 0% to 6.07%, due 9/4/07 to 4/18/36, which had a total value of $633,003. The investment in the repurchase agreement was through participation in a pooled account.

As of August 31, 2007, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$555,156
Aggregate gross unrealized depreciation	(117,044)
Net unrealized appreciation	$438,112

Federal income tax cost of investments	$5,782,835

Swap Agreements

Ultra Industrials had the following open swap agreement as of August 31, 2007:

	Notional Amount at Value	Unrealized Appreciation
Equity Index Swap Agreement based on the Dow Jones U.S. IndustrialsSM Index, expiring 09/27/07	$6,896,790	$25,379

See accompanying notes to schedules of portfolio investments.

Ultra Oil & Gas

Schedule of Portfolio Investments

August 31, 2007 (Unaudited)

Shares		Value
	Common Stocks (a) — 86.9%
	Energy Equipment & Services — 21.4%
943	Atwood Oceanics, Inc.*	$71,659
11,312	Baker Hughes, Inc.	948,624
10,341	BJ Services Co.	256,560
779	Bristow Group, Inc.*	33,770
3,884	Cameron International Corp.*	317,595
840	Core Laboratories NV*	94,164
2,310	Diamond Offshore Drilling, Inc.	242,920
3,016	Dresser-Rand Group, Inc.*	111,200
5,289	ENSCO International, Inc.	286,770
2,101	Exterran Holdings, Inc.*	162,827
2,291	FMC Technologies, Inc.*	216,958
3,084	Global Industries Ltd.*	74,571
8,028	GlobalSantaFe Corp.	566,696
4,519	Grant Prideco, Inc.*	249,901
6,521	Grey Wolf, Inc.*	43,299
32,252	Halliburton Co.	1,115,597
3,375	Helmerich & Payne, Inc.	106,279
2,482	Input/Output, Inc.*	35,220
9,927	Nabors Industries Ltd.*	293,740
6,262	National Oilwell Varco, Inc.*	801,536
3,156	Newpark Resources*	17,674
9,476	Noble Corp.	464,893
1,921	Oceaneering International, Inc.*	129,014
1,742	Oil States International, Inc.*	73,512
3,837	Parker Drilling Co.*	29,890
5,530	Patterson-UTI Energy, Inc.	118,729
5,849	Pride International, Inc.*	205,709
3,894	Rowan Cos., Inc.	146,181
41,606	Schlumberger Ltd.	4,014,979
850	SEACOR Holdings, Inc.*	74,630
7,055	Smith International, Inc.	472,755
2,847	Superior Energy Services*	110,520
2,555	Tetra Technologies, Inc.*	51,074
2,031	Tidewater, Inc.	132,929
10,153	Transocean, Inc.*	1,066,979
1,635	Unit Corp.*	80,213
11,985	Weatherford International Ltd.*	699,684
1,073	W-H Energy Services, Inc.*	68,200
		13,987,451

	Independent Power Producers & Energy Traders — 0.2%
14,153	Dynegy, Inc., Class A*	114,498

	Multi-Utilities — 0.2%
3,231	OGE Energy Corp.	108,949

	Oil, Gas & Consumable Fuels — 65.1%
16,516	Anadarko Petroleum Corp.	808,954
11,577	Apache Corp.	895,828
1,250	Berry Petroleum Co., Class A	42,600
3,431	Cabot Oil & Gas Corp.	114,390
1,868	Cheniere Energy, Inc.*	67,397
15,382	Chesapeake Energy Corp.	496,223
76,046	Chevron Corp.	6,673,797
2,914	Cimarex Energy Co.	104,350
1,565	Comstock Resources, Inc.*	43,084
53,689	ConocoPhillips	4,396,592
1,624	Crosstex Energy, Inc.	53,332
2,317	Delta Petroleum Corp.*	34,315
4,259	Denbury Resources, Inc.*	169,423
14,793	Devon Energy Corp.	1,114,061
24,888	El Paso Corp.	394,973
1,792	Encore Acquisition Co.*	49,800
8,613	EOG Resources, Inc.	580,172
2,976	EXCO Resources, Inc.*	49,997

See accompanying notes to schedules of portfolio investments.

200,873	Exxon Mobil Corp.	17,220,842
2,746	Forest Oil Corp.*	106,133
3,890	Frontier Oil Corp.	159,607
2,940	Helix Energy Solutions Group, Inc.*	112,984
10,064	Hess Corp.	617,628
1,657	Holly Corp.	110,439
24,297	Marathon Oil Corp.	1,309,365
2,833	Mariner Energy, Inc.*	59,408
6,244	Murphy Oil Corp.	380,509
4,551	Newfield Exploration Co.*	197,923
6,024	Noble Energy, Inc.	361,862
29,421	Occidental Petroleum Corp.	1,667,876
1,319	Penn Virginia Corp.	52,641
5,876	PetroHawk Energy Corp.*	88,963
4,328	Pioneer Natural Resources Co.	177,664
2,552	Plains Exploration & Production Co.*	95,777
1,863	Pogo Producing Co.	92,796
1,933	Quicksilver Resources, Inc.*	77,223
5,181	Range Resources Corp.	188,122
5,963	Southwestern Energy Co.*	221,764
2,216	St. Mary Land & Exploration Co.	73,904
924	Stone Energy Corp.*	30,446
4,284	Sunoco, Inc.	313,332
1,058	Swift Energy Co.*	39,379
4,818	Tesoro Corp.	237,672
5,359	Ultra Petroleum Corp.*	286,171
19,371	Valero Energy Corp.	1,327,107
1,328	Whiting Petroleum Corp.*	49,348
12,994	XTO Energy, Inc.	706,354
		42,452,527
	Total Common Stock (Cost $54,621,314)	56,663,425

Principal Amount
	Repurchase Agreements — 11.6%
$1,097,951	Credit Suisse First Boston Corp.,
	5.25%, dated 08/31/07,
	due 09/04/07, total to be
	received $1,098,583 **	1,097,951

6,488,899	UBS Warburg LLC,
	5.25%, dated 08/31/07,
	due 09/04/07, total to be
	received $6,492,632 ***	6,488,899

	Total Repurchase Agreements (Cost $7,586,850)	7,586,850

	Total Investments (Cost $62,208,164) — 98.5%	64,250,275
	Other assets less liabilities — 1.5%	991,707
	Net Assets — 100.0%	$65,241,982

(a)	All or a portion of each security is held in a segregated account for the benefit of swap counterparties in the event of default.
*	Non-income producing security.
**

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Bank, 0% to 5.50%, due 9/14/07 to 7/15/36; Federal Home Loan Mortgage Corp., 0% due 11/29/19, which had a total value of $1,119,914. The investment in the repurchase agreement was through participation in a pooled account.

***

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Bank, 0% to 6.05%, due 9/5/07 to 12/28/18; Federal Home Loan Mortgage Corp., 0% to 6.03%, due 9/15/07 to 4/16/37; Federal National Mortgage Association, 0% to 6.07%, due 9/4/07 to 4/18/36, which had a total value of $6,618,683. The investment in the repurchase agreement was through participation in a pooled account.

See accompanying notes to schedules of portfolio investments.

As of August 31, 2007, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$2,358,705
Aggregate gross unrealized depreciation	(933,064)
Net unrealized appreciation	$1,425,641

Federal income tax cost of investments	$62,824,634

Swap Agreements

Ultra Oil & Gas had the following open swap agreement as of August 31, 2007:

	Notional Amount at Value	Unrealized Appreciation
Equity Index Swap Agreement based on the Dow Jones U.S. Oil & GasSM Index, expiring 09/27/07	$40,232,936	$494,043

Equity Index Swap Agreement based on the Dow Jones U.S. Oil & GasSM Index, expiring 09/27/07	32,779,602	422,346
		$916,389

See accompanying notes to schedules of portfolio investments.

Ultra Real Estate

Schedule of Portfolio Investments

August 31, 2007 (Unaudited)

Shares		Value
	Common Stocks (a) — 85.0%
	Diversified REITs — 5.8%
1,167	Colonial Properties Trust	$41,907
1,036	Cousins Properties, Inc.	28,459
2,332	Liberty Property Trust	91,088
3,600	Vornado Realty Trust	383,724
1,174	Washington Real Estate Investment Trust	38,448
		583,626
	Industrial REITs — 6.2%
2,489	AMB Property Corp.	136,845
4,260	DCT Industrial Trust, Inc.	43,537
1,162	First Industrial Realty Trust, Inc.	47,387
6,499	Prologis	390,980
		618,749
	Mortgage REITs — 4.1%
7,822	Annaly Capital Management, Inc.	110,212
3,502	CapitalSource, Inc.	62,441
3,799	Friedman Billings Ramsey Group, Inc., Class A	17,817
1,704	IMPAC Mortgage Holdings, Inc.	2,931
3,235	iStar Financial, Inc.	118,401
1,349	Newcastle Investment Corp.	22,447
1,599	RAIT Financial Trust	14,151
653	Redwood Trust, Inc.	24,377
3,171	Thornburg Mortgage, Inc.	37,354
		410,131
	Office REITs — 12.6%
748	Alexandria Real Estate Equities, Inc.	69,811
3,237	American Financial Realty Trust	26,802
1,646	BioMed Realty Trust, Inc.	40,130
3,001	Boston Properties, Inc.	300,310
2,204	Brandywine Realty Trust	56,819
1,175	Corporate Office Properties Trust SBI MD	50,607
1,410	Digital Realty Trust, Inc.	54,990
2,618	Douglas Emmett, Inc.	64,010
3,464	Duke Realty Corp.	117,049
1,631	Franklin Street Properties Corp.	28,135
1,445	Highwoods Properties, Inc.	51,572
5,297	HRPT Properties Trust	51,805
834	Kilroy Realty Corp.	50,982
1,590	Lexington Realty Trust	32,881
1,724	Mack-Cali Realty Corp.	71,994
929	Maguire Properties, Inc.	24,163
1,498	SL Green Realty Corp.	167,042
		1,259,102
	Real Estate Management & Development — 5.2%
5,197	Brookfield Properties Corp.	119,947
5,148	CB Richard Ellis Group, Inc., Class A*	151,969
1,501	Forest City Enterprises, Inc., Class A	83,381
930	Jones Lang LaSalle, Inc.	103,862
1,878	St. Joe Co. (The)	59,382
		518,541
	Residential REITs — 14.3%
2,472	Apartment Investment & Management Co.	110,498
5,619	Archstone-Smith Trust	330,397
2,010	AvalonBay Communities, Inc.	229,904
1,304	BRE Properties, Inc.	72,424
1,413	Camden Property Trust	86,885
557	Equity Lifestyle Properties, Inc.	27,126
7,386	Equity Residential	297,213
656	Essex Property Trust, Inc.	77,270
842	Home Properties, Inc.	42,790
650	Mid-America Apartment Communities, Inc.	32,234
1,083	Post Properties, Inc.	43,223
3,425	UDR, Inc.	86,002
		1,435,966
	Retail REITs — 19.7%
1,644	CBL & Associates Properties, Inc.	54,186
3,175	Developers Diversified Realty Corp.	169,799
1,412	Federal Realty Investment Trust	118,707
5,844	General Growth Properties, Inc.	290,505
5,563	Kimco Realty Corp.	238,208

See accompanying notes to schedules of portfolio investments.

1,819	Macerich Co. (The)	147,739
1,647	National Retail Properties, Inc.	38,688
933	Pennsylvania Real Estate Investment Trust	35,296
2,568	Realty Income Corp.	69,336
1,739	Regency Centers Corp.	120,808
5,660	Simon Property Group, Inc.	537,247
1,357	Taubman Centers, Inc.	69,994
2,019	Weingarten Realty Investors	81,184
		1,971,697
	Specialized REITs — 17.1%
2,429	DiamondRock Hospitality Co.	43,601
661	Entertainment Properties Trust	31,622
1,400	Equity Inns, Inc.	31,528
1,583	FelCor Lodging Trust, Inc.	34,731
5,197	Health Care Property Investors, Inc.	158,093
2,005	Health Care REIT, Inc.	79,999
1,214	Healthcare Realty Trust, Inc.	30,314
2,383	Hospitality Properties Trust	94,033
13,193	Host Hotels & Resorts, Inc.	294,072
1,023	LaSalle Hotel Properties	42,598
2,250	Nationwide Health Properties, Inc.	62,438
4,489	Plum Creek Timber Co., Inc.	188,224
985	Potlatch Corp.	44,364
3,268	Public Storage	247,649
1,963	Rayonier, Inc.	83,899
2,110	Senior Housing Properties Trust	42,917
1,876	Strategic Hotels & Resorts, Inc.	38,589
1,587	Sunstone Hotel Investors, Inc.	42,786
3,279	Ventas, Inc.	124,864
		1,716,321
	Total Common Stocks
	(Cost $8,711,474)	8,514,133

Principal Amount
	Repurchase Agreements — 13.0%
$188,954	Credit Suisse First Boston Corp.,
	5.25%, dated 08/31/07,
	due 09/04/07, total to be
	received $189,063 **	188,954

1,116,718	UBS Warburg LLC,
	5.25%, dated 08/31/07,
	due 09/04/07, total to be
	received $1,117,360 ***	1,116,718

	Total Repurchase Agreements
	(Cost $1,305,672)	1,305,672

	Total Investments
	(Cost $10,017,146) — 98.0%	9,819,805
	Other assets less liabilities — 2.0%	196,157
	Net Assets — 100.0%	$10,015,962

(a)	All or a portion of each security is held in a segregated account for the benefit of swap counterparties in the event of default.
*	Non-income producing security.
**

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Bank, 0% to 5.50%, due 9/14/07 to 7/15/36; Federal Home Loan Mortgage Corp., 0% due 11/29/19, which had a total value of $192,734. The investment in the repurchase agreement was through participation in a pooled account.

***

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Bank, 0% to 6.05%, due 9/5/07 to 12/28/18; Federal Home Loan Mortgage Corp., 0% to 6.03%, due 9/15/07 to 4/16/37; Federal National Mortgage Association, 0% to 6.07%, due 9/4/07 to 4/18/36, which had a total value of $1,139,054. The investment in the repurchase agreement was through participation in a pooled account.

REIT	Real Estate Investment Trust.

As of August 31, 2007, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$—
Aggregate gross unrealized depreciation	(650,221)
Net unrealized depreciation	$(650,221)

Federal income tax cost of investments	$10,470,026

See accompanying notes to schedules of portfolio investments.

Swap Agreements

Ultra Real Estate had the following open swap agreement as of August 31, 2007:

	Notional Amount at Value	Unrealized Appreciation
Equity Index Swap Agreement based on the Dow Jones U.S. Real EstateSM Index, expiring 09/27/07	$11,389,978	$232,080

See accompanying notes to schedules of portfolio investments.

Ultra Semiconductors

Schedule of Portfolio Investments

August 31, 2007 (Unaudited)

Shares		Value
	Common Stocks (a) — 87.7%
	Communications Equipment — 0.2%
2,280	InterDigital, Inc.*	$52,691

	Computers & Peripherals — 2.4%
11,097	SanDisk Corp.*	622,098

	Semiconductors & Semiconductor Equipment — 85.1%
1,267	Actel Corp.*	14,254
26,656	Advanced Micro Devices, Inc.*	346,528
17,325	Altera Corp.	412,508
5,015	Amkor Technology, Inc.*	57,773
15,892	Analog Devices, Inc.	586,097
67,871	Applied Materials, Inc.	1,449,724
13,696	Applied Micro Circuits Corp.*	39,034
2,379	Asyst Technologies, Inc.*	13,965
2,674	Atheros Communications, Inc.*	79,979
22,046	Atmel Corp.*	116,844
1,716	ATMI, Inc.*	51,755
4,908	Axcelis Technologies, Inc.*	23,117
23,007	Broadcom Corp., Class A*	793,741
3,449	Brooks Automation, Inc.*	48,803
1,162	Cabot Microelectronics Corp.*	48,479
3,809	Cirrus Logic, Inc.*	25,939
1,025	Cohu, Inc.	20,285
23,694	Conexant Systems, Inc.*	26,537
4,095	Cree, Inc.*	108,927
1,752	Cymer, Inc.*	69,449
7,417	Cypress Semiconductor Corp.*	185,722
1,383	DSP Group, Inc.*	24,106
6,535	Entegris, Inc.*	61,690
1,749	Exar Corp.*	23,332
6,025	Fairchild Semiconductor International, Inc.*	113,029
2,153	Formfactor, Inc.*	97,660
9,549	Integrated Device Technology, Inc.*	149,346
282,618	Intel Corp.	7,277,413
3,475	International Rectifier Corp.*	119,575
6,516	Intersil Corp., Class A	217,113
9,308	Kla-Tencor Corp.	534,931
2,773	Kulicke & Soffa Industries, Inc.*	23,681
6,562	Lam Research Corp.*	351,920
5,577	Lattice Semiconductor Corp.*	27,829
12,333	Linear Technology Corp.	419,199
37,192	LSI Corp.*	256,253
3,015	LTX Corp.*	12,301
22,382	Marvell Technology Group Ltd.*	370,870
15,584	Maxim Integrated Products, Inc.	467,676
8,373	MEMC Electronic Materials, Inc.*	514,270
2,764	Micrel, Inc.	30,266
10,354	Microchip Technology, Inc.	398,836
36,655	Micron Technology, Inc.*	419,700
3,280	Microsemi Corp.*	83,181
15,231	National Semiconductor Corp.	400,880
6,123	Novellus Systems, Inc.*	167,586
17,635	Nvidia Corp.*	902,207
2,651	Omnivision Technologies, Inc.*	55,326
14,262	ON Semiconductor Corp.*	167,151
1,895	Photronics, Inc.*	21,944
10,332	PMC - Sierra, Inc.*	79,350
4,681	Rambus, Inc.*	70,589
9,301	RF Micro Devices, Inc.*	55,341
3,541	Semtech Corp.*	63,171
4,254	Silicon Image, Inc.*	24,588
2,654	Silicon Laboratories, Inc.*	97,986
4,403	Silicon Storage Technology, Inc.*	13,737
2,364	SiRF Technology Holdings, Inc.*	39,857
7,758	Skyworks Solutions, Inc.*	61,211
9,222	Teradyne, Inc.*	137,316
2,282	Tessera Technologies, Inc.*	83,590
70,025	Texas Instruments, Inc.	2,397,656

See accompanying notes to schedules of portfolio investments.

2,775	Trident Microsystems, Inc.*	40,876
6,672	TriQuint Semiconductor, Inc.*	29,423
4,372	Varian Semiconductor Equipment Associates, Inc.*	243,214
14,475	Xilinx, Inc.	370,126
2,379	Zoran Corp.*	41,085
		22,077,847
	Total Common Stock
	(Cost $21,231,313)	22,752,636

Principal Amount
	Repurchase Agreements — 9.5%
$355,643	Credit Suisse First Boston Corp.,
	5.25%, dated 08/31/07,
	due 09/04/07, total to be
	received $355,848 **	355,643

2,101,858	UBS Warburg LLC,
	5.25%, dated 08/31/07,
	due 09/04/07, total to be
	received $2,103,067 ***	2,101,858

	Total Repurchase Agreements
	(Cost $2,457,501)	2,457,501

	Total Investments
	(Cost $23,688,814) — 97.2%	25,210,137
	Other assets less liabilities — 2.8%	738,467
	Net Assets — 100.0%	$25,948,604

(a)	All or a portion of each security is held in a segregated account for the benefit of swap counterparties in the event of default.
*	Non-income producing security.
**

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Bank, 0% to 5.50%, due 9/14/07 to 7/15/36; Federal Home Loan Mortgage Corp., 0% due 11/29/19, which had a total value of $362,758. The investment in the repurchase agreement was through participation in a pooled account.

***

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Bank, 0% to 6.05%, due 9/5/07 to 12/28/18; Federal Home Loan Mortgage Corp., 0% to 6.03%, due 9/15/07 to 4/16/37; Federal National Mortgage Association, 0% to 6.07%, due 9/4/07 to 4/18/36, which had a total value of $2,143,897. The investment in the repurchase agreement was through participation in a pooled account.

As of August 31, 2007, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,781,426
Aggregate gross unrealized depreciation	(388,102)
Net unrealized appreciation	$1,393,324

Federal income tax cost of investments	$23,816,813

Swap Agreements

Ultra Semiconductors had the following open swap agreement as of August 31, 2007:

	Notional Amount at Value	Unrealized Appreciation
Equity Index Swap Agreement based on the Dow Jones U.S. SemiconductorsSM Index, expiring 09/27/07	$28,454,963	$754,021

See accompanying notes to schedules of portfolio investments.

Ultra Technology

Schedule of Portfolio Investments

August 31, 2007 (Unaudited)

Shares		Value
	Common Stocks (a) — 87.0%
	Commercial Services & Supplies — 0.4%
1,277	IKON Office Solutions, Inc.	$17,929
2,564	Pitney Bowes, Inc.	114,534
		132,463

	Communications Equipment — 15.9%
4,603	3Com Corp.*	17,261
1,399	ADC Telecommunications, Inc.*	25,602
759	Adtran, Inc.	20,288
1,799	Andrew Corp.*	25,330
1,275	Arris Group, Inc.*	19,354
5,249	Avaya, Inc.*	88,341
514	Avocent Corp.*	15,173
512	C-COR, Inc.*	5,893
1,017	Ciena Corp.*	38,524
71,199	Cisco Systems, Inc.*	2,272,672
18,283	Corning, Inc.	427,274
504	Dycom Industries, Inc.*	14,883
1,272	Extreme Networks*	4,401
1,012	F5 Networks, Inc.*	35,390
2,934	Finisar Corp.*	11,090
1,524	Foundry Networks, Inc.*	28,179
901	Harmonic, Inc.*	8,983
1,539	Harris Corp.	93,617
259	Harris Stratex Networks, Inc., Class A*	4,431
519	InterDigital, Inc.*	11,994
2,437	JDS Uniphase Corp.*	35,483
6,638	Juniper Networks, Inc.*	218,523
27,095	Motorola, Inc.	459,260
1,417	MRV Communications, Inc.*	3,571
391	Packeteer, Inc.*	2,882
520	Plantronics, Inc.	14,768
1,032	Polycom, Inc.*	31,280
19,306	Qualcomm, Inc.	770,116
2,943	Sonus Networks, Inc.*	17,011
2,178	Sycamore Networks, Inc.*	8,603
755	Tekelec*	9,286
4,721	Tellabs, Inc.*	49,807
1,270	Utstarcom, Inc.*	3,861
		4,793,131

	Computers & Peripherals — 23.3%
1,402	Adaptec, Inc.*	5,229
10,095	Apple, Inc.*	1,397,956
4,721	Brocade Communications Systems, Inc.*	33,047
23,514	Dell, Inc.*	664,270
767	Diebold, Inc.	33,648
645	Electronics for Imaging*	16,822
24,545	EMC Corp.*	482,555
1,022	Emulex Corp.*	19,970
2,944	Gateway, Inc.*	5,417
31,576	Hewlett-Packard Co.	1,558,276
264	Hutchinson Technology, Inc.*	6,075
388	Imation Corp.	11,287
519	Intermec, Inc.*	12,741
15,978	International Business Machines Corp.	1,864,473
372	Komag, Inc.*	11,956
1,142	Lexmark International, Inc., Class A*	42,551
2,053	NCR Corp.*	102,178
4,352	Network Appliance, Inc.*	121,247
1,142	Palm, Inc.*	17,141
1,800	QLogic Corp.*	23,940
2,295	Quantum Corp.*	7,367
2,682	SanDisk Corp.*	150,353
6,394	Seagate Technology	165,093
42,068	Sun Microsystems, Inc.*	225,484
2,561	Western Digital Corp.*	59,825
		7,038,901

See accompanying notes to schedules of portfolio investments.

	Electronic Equipment & Instruments — 0.5%
378	Agilysys, Inc.	6,449
629	Brightpoint, Inc.*	7,328
758	CDW Corp.*	65,241
1,672	Ingram Micro, Inc.*	32,838
521	Insight Enterprises, Inc.*	12,358
255	Radisys Corp.*	2,787
640	Tech Data Corp.*	24,954
		151,955

	Health Care Technology — 0.2%
761	Cerner Corp.*	43,407

	Internet Software & Services — 6.8%
1,918	Akamai Technologies, Inc.*	61,798
895	Ariba, Inc.*	7,876
506	Digital River, Inc.*	23,458
1,412	Earthlink, Inc.*	10,759
267	Equinix, Inc.*	23,632
2,686	Google, Inc., Class A*	1,383,961
384	Infospace, Inc.	5,380
501	Interwoven, Inc.*	6,528
523	j2 Global Communications, Inc.*	17,782
884	Openwave Systems, Inc.	3,996
1,160	RealNetworks, Inc.*	7,227
640	S1 Corp.*	4,992
374	SAVVIS, Inc.*	14,859
765	SonicWALL, Inc.*	6,564
769	United Online, Inc.	11,050
2,823	VeriSign, Inc.*	90,901
374	Vignette Corp.*	7,297
514	Websense, Inc.*	10,573
14,949	Yahoo!, Inc.*	339,791
		2,038,424

	IT Services — 1.9%
378	CACI International, Inc., Class A*	19,286
636	Ciber, Inc.*	5,043
1,666	Cognizant Technology Solutions Corp., Class A*	122,468
2,038	Computer Sciences Corp.*	114,026
513	CSG Systems International, Inc.*	11,861
632	DST Systems, Inc.*	48,323
5,997	Electronic Data Systems Corp.	137,271
777	Gartner, Inc.*	17,179
1,024	Perot Systems Corp., Class A*	16,005
1,150	SAIC, Inc.*	21,056
508	SRA International, Inc., Class A*	14,331
4,084	Unisys Corp.*	30,099
768	VeriFone Holdings, Inc.*	28,385
		585,333

	Office Electronics — 0.6%
10,987	Xerox Corp.*	188,207

	Semiconductors & Semiconductor Equipment — 17.6%
265	Actel Corp.*	2,981
6,396	Advanced Micro Devices, Inc.*	83,148
4,209	Altera Corp.	100,216
1,162	Amkor Technology, Inc.*	13,386
3,833	Analog Devices, Inc.	141,361
16,358	Applied Materials, Inc.	349,407
3,318	Applied Micro Circuits Corp.*	9,456
523	Asyst Technologies, Inc.*	3,070
640	Atheros Communications, Inc.*	19,142
5,357	Atmel Corp.*	28,392
389	ATMI, Inc.*	11,732
1,156	Axcelis Technologies, Inc.*	5,445
5,505	Broadcom Corp., Class A*	189,922
779	Brooks Automation, Inc.*	11,023
260	Cabot Microelectronics Corp.*	10,847
899	Cirrus Logic, Inc.*	6,122
254	Cohu, Inc.	5,027
5,743	Conexant Systems, Inc.*	6,432
1,015	Cree, Inc.*	26,999

See accompanying notes to schedules of portfolio investments.

391	Cymer, Inc.*	15,499
1,789	Cypress Semiconductor Corp.*	44,797
374	DSP Group, Inc.*	6,519
1,541	Entegris, Inc.*	14,547
391	Exar Corp.*	5,216
1,415	Fairchild Semiconductor International, Inc.*	26,545
513	Formfactor, Inc.*	23,270
2,300	Integrated Device Technology, Inc.*	35,972
68,010	Intel Corp.	1,751,257
884	International Rectifier Corp.*	30,418
1,541	Intersil Corp., Class A	51,346
2,289	Kla-Tencor Corp.	131,549
645	Kulicke & Soffa Industries, Inc.*	5,508
1,543	Lam Research Corp.*	82,751
1,291	Lattice Semiconductor Corp.*	6,442
2,946	Linear Technology Corp.	100,135
8,949	LSI Corp.*	61,659
759	LTX Corp.*	3,097
5,372	Marvell Technology Group Ltd.*	89,014
3,716	Maxim Integrated Products, Inc.	111,517
2,040	MEMC Electronic Materials, Inc.*	125,297
644	Micrel, Inc.	7,052
2,441	Microchip Technology, Inc.	94,027
8,821	Micron Technology, Inc.*	101,000
771	Microsemi Corp.*	19,553
3,699	National Semiconductor Corp.	97,358
1,522	Novellus Systems, Inc.*	41,657
4,223	Nvidia Corp.*	216,049
639	Omnivision Technologies, Inc.*	13,336
3,448	ON Semiconductor Corp.*	40,411
501	Photronics, Inc.*	5,802
2,440	PMC - Sierra, Inc.*	18,739
1,146	Rambus, Inc.*	17,282
2,289	RF Micro Devices, Inc.*	13,620
886	Semtech Corp.*	15,806
1,023	Silicon Image, Inc.*	5,913
639	Silicon Laboratories, Inc.*	23,592
1,030	Silicon Storage Technology, Inc.*	3,214
522	SiRF Technology Holdings, Inc.*	8,801
1,908	Skyworks Solutions, Inc.*	15,054
2,182	Teradyne, Inc.*	32,490
519	Tessera Technologies, Inc.*	19,011
16,870	Texas Instruments, Inc.	577,629
645	Trident Microsystems, Inc.*	9,501
1,651	TriQuint Semiconductor, Inc.*	7,281
1,027	Varian Semiconductor Equipment Associates, Inc.*	57,132
3,458	Xilinx, Inc.	88,421
523	Zoran Corp.*	9,032
		5,305,226

	Software — 18.7%
393	ACI Worldwide, Inc.*	10,210
6,899	Adobe Systems, Inc.*	294,932
248	Advent Software, Inc.*	9,937
2,291	Amdocs Ltd.*	80,872
775	Ansys, Inc.*	25,676
2,688	Autodesk, Inc.*	124,508
4,593	BEA Systems, Inc.*	56,035
2,422	BMC Software, Inc.*	74,162
886	Borland Software Corp.*	4,040
4,973	CA, Inc.	125,270
3,205	Cadence Design Systems, Inc.*	69,613
1,915	Check Point Software Technologies*	44,926
2,165	Citrix Systems, Inc.*	78,698
3,827	Compuware Corp.*	31,037
645	Fair Isaac Corp.	23,859
1,021	Informatica Corp.*	14,253
3,701	Intuit, Inc.*	101,074
1,016	Jack Henry & Associates, Inc.	26,660
376	JDA Software Group, Inc.*	7,802
634	Macrovision Corp.*	15,045
1,907	McAfee, Inc.*	68,175
1,018	Mentor Graphics Corp.*	14,211
504	Micros Systems, Inc.*	30,411
99,568	Microsoft Corp.	2,860,589

See accompanying notes to schedules of portfolio investments.

3,963	Novell, Inc.*	29,485
1,664	Nuance Communications, Inc.*	31,283
46,532	Oracle Corp.*	943,669
1,289	Parametric Technology Corp.*	22,699
505	Progress Software Corp.*	15,413
640	Quest Software, Inc.*	9,318
2,293	Red Hat, Inc.*	44,599
1,032	Salesforce.com, Inc.*	41,724
1,031	Sybase, Inc.*	23,765
10,856	Symantec Corp.*	204,201
1,666	Synopsys, Inc.*	45,515
2,429	TIBCO Software, Inc.*	19,213
904	Wind River Systems, Inc.*	9,537
		5,632,416

	Wireless Telecommunication Services — 1.1%
4,973	American Tower Corp., Class A*	197,031
2,941	Crown Castle International Corp.*	108,111
1,146	SBA Communications Corp., Class A*	37,325
		342,467
	Total Common Stock
	(Cost $25,873,293)	26,251,930

Principal Amount
	Repurchase Agreements — 11.0%
$479,114	Credit Suisse First Boston Corp.,
	5.25%, dated 08/31/07,
	due 09/04/07, total to be
	received $479,390 **	479,114

2,831,568	UBS Warburg LLC,
	5.25%, dated 08/31/07,
	due 09/04/07, total to be
	received $2,833,197 ***	2,831,568

	Total Repurchase Agreements
	(Cost $3,310,682)	3,310,682

	Total Investments
	(Cost $29,183,975) — 98.0%	29,562,612
	Other Assets Less Liabilities — 2.0%	594,477
	Net Assets — 100.0%	$30,157,089

(a)	All or a portion of each security is held in a segregated account for the benefit of swap counterparties in the event of default.
*	Non-income producing security.
**

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Bank, 0% to 5.50%, due 9/14/07 to 7/15/36; Federal Home Loan Mortgage Corp., 0% due 11/29/19, which had a total value of $488,698. The investment in the repurchase agreement was through participation in a pooled account.

***

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Bank, 0% to 6.05%, due 9/5/07 to 12/28/18; Federal Home Loan Mortgage Corp., 0% to 6.03%, due 9/15/07 to 4/16/37; Federal National Mortgage Association, 0% to 6.07%, due 9/4/07 to 4/18/36, which had a total value of $2,888,202. The investment in the repurchase agreement was through participation in a pooled account.

As of August 31, 2007, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,142,593
Aggregate gross unrealized depreciation	(804,748)
Net unrealized appreciation	$337,845

Federal income tax cost of investments	$29,224,767

Swap Agreements

Ultra Technology had the following open swap agreement as of August 31, 2007:

	Notional Amount at Value	Unrealized Appreciation
Equity Index Swap Agreement based on the Dow Jones U.S. TechnologySM Index, expiring 09/27/07	$33,543,372	$625,220

See accompanying notes to schedules of portfolio investments.

Ultra Utilities

Schedule of Portfolio Investments

August 31, 2007 (Unaudited)

Shares		Value
	Common Stocks (a) — 88.4%
	Electric Utilities — 40.0%
2,738	Allegheny Energy, Inc.*	$141,308
418	Allete, Inc.	17,602
6,523	American Electric Power Co., Inc.	290,143
989	Cleco Corp.	22,787
1,872	DPL, Inc.	49,327
20,779	Duke Energy Corp.	381,087
4,958	Edison International	261,336
763	El Paso Electric Co.*	17,030
3,284	Entergy Corp.	340,288
11,110	Exelon Corp.	785,144
5,051	FirstEnergy Corp.	310,333
6,159	FPL Group, Inc.	362,396
1,424	Great Plains Energy, Inc.	40,356
1,350	Hawaiian Electric Industries, Inc.	28,309
729	Idacorp, Inc.	23,671
2,544	Northeast Utilities	70,342
3,195	Pepco Holdings, Inc.	89,077
1,643	Pinnacle West Capital Corp.	65,457
6,381	PPL Corp.	307,947
4,263	Progress Energy, Inc.	195,586
5,621	Reliant Energy, Inc.*	143,392
3,660	Sierra Pacific Resources	56,071
12,453	Southern Co.	441,957
581	Unisource Energy Corp.	17,209
1,438	Westar Energy, Inc.	34,929
		4,493,084
	Gas Utilities — 6.8%
1,292	AGL Resources, Inc.	51,305
1,468	Atmos Energy Corp.	41,266
1,080	Energen Corp.	57,996
1,911	Equitable Resources, Inc.	94,002
1,164	National Fuel Gas Co.	51,612
458	New Jersey Resources Corp.	22,433
744	Nicor, Inc.	30,921
450	Northwest Natural Gas Co.	20,907
1,706	Oneok, Inc.	79,926
1,171	Piedmont Natural Gas Co.	30,914
2,852	Questar Corp.	142,514
1,668	Southern Union Co.	49,790
697	Southwest Gas Corp.	20,220
1,739	UGI Corp.	44,431
814	WGL Holdings, Inc.	26,773
		765,010
	Independent Power Producers & Energy Traders — 11.4%
11,060	AES Corp. (The)*	200,297
3,015	Constellation Energy Group, Inc.	250,064
4,258	Mirant Corp.*	165,934
4,053	NRG Energy, Inc.*	154,379
7,644	TXU Corp.	515,205
		1,285,879
	Multi-Utilities — 24.8%
1,891	Alliant Energy Corp.	71,631
3,424	Ameren Corp.	173,871
6,187	Aquila, Inc.*	24,624
873	Avista Corp.	17,085
624	Black Hills Corp.	25,703
4,686	Centerpoint Energy, Inc.	76,007
3,714	CMS Energy Corp.	60,612
4,482	Consolidated Edison, Inc.	205,903
4,946	Dominion Resources, Inc.	421,300
2,946	DTE Energy Co.	140,848

See accompanying notes to schedules of portfolio investments.

2,618	Energy East Corp.	69,874
1,253	Integrys Energy Group, Inc.	62,863
4,538	NiSource, Inc.	85,496
590	NorthWestern Corp.	15,836
1,768	NSTAR	57,937
5,812	PG&E Corp.	258,634
1,142	PNM Resources, Inc.	26,403
4,161	Public Service Enterprise Group, Inc.	353,643
1,934	Puget Energy, Inc.	45,120
1,745	SCANA Corp.	66,973
3,860	Sempra Energy	212,416
3,452	TECO Energy, Inc.	54,680
1,259	Vectren Corp.	34,371
1,938	Wisconsin Energy Corp.	85,873
6,773	Xcel Energy, Inc.	139,592
		2,787,295
	Oil, Gas & Consumable Fuels — 4.9%
10,389	Spectra Energy Corp.	241,544
9,861	Williams Cos., Inc.	305,691
		547,235
	Water Utilities — 0.5%
2,185	Aqua America, Inc.	52,353

	Total Common Stock (Cost $9,500,738)	9,930,856

Principal Amount
	Repurchase Agreements — 10.9%
$176,668	Credit Suisse First Boston Corp.,
	5.25%, dated 08/31/07,
	due 09/04/07, total to be
	received $176,770 **	176,668

1,044,112	UBS Warburg LLC,
	5.25%, dated 08/31/07,
	due 09/04/07, total to be
	received $1,044,713 ***	1,044,112

	Total Repurchase Agreements (Cost $1,220,780)	1,220,780

	Total Investments (Cost $10,721,518) — 99.3%	11,151,636
	Other assets less liabilities — 0.7%	76,871
	Net Assets — 100.0%	$11,228,507

(a)	All or a portion of each security is held in a segregated account for the benefit of swap counterparties in the event of default.
*	Non-income producing security.
**

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Bank, 0% to 5.50%, due 9/14/07 to 7/15/36; Federal Home Loan Mortgage Corp., 0% due 11/29/19, which had a total value of $180,202. The investment in the repurchase agreement was through participation in a pooled account.

***

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Bank, 0% to 6.05%, due 9/5/07 to 12/28/18; Federal Home Loan Mortgage Corp., 0% to 6.03%, due 9/15/07 to 4/16/37; Federal National Mortgage Association, 0% to 6.07%, due 9/4/07 to 4/18/36, which had a total value of $1,064,995. The investment in the repurchase agreement was through participation in a pooled account.

As of August 31, 2007, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$702,319
Aggregate gross unrealized depreciation	(308,101)
Net unrealized appreciation	$394,218

Federal income tax cost of investments	$10,757,418

See accompanying notes to schedules of portfolio investments.

Swap Agreements

Ultra Utilities had the following open swap agreement as of August 31, 2007:

	Notional Amount at Value	Unrealized Appreciation
Equity Index Swap Agreement based on the Dow Jones U.S. UtilitiesSM Index, expiring 09/27/07	$12,502,643	$79,864

See accompanying notes to schedules of portfolio investments.

Short QQQ®

Schedule of Portfolio Investments

August 31, 2007 (Unaudited)

Principal Amount		Value
	Repurchase Agreements (a) — 57.5%
$10,620,461	Credit Suisse First Boston Corp.,
	5.25%, dated 08/31/07,
	due 09/04/07, total to be
	received $10,626,571**	$10,620,461

62,767,040	UBS Warburg LLC,
	5.25%, dated 08/31/07,
	due 09/04/07, total to be
	received $62,803,153 ***	62,767,040

	Total Investments (Cost $73,387,501) †	73,387,501
	Other assets less liabilities — 42.5%	54,299,323
	Net Assets — 100.0%	$127,686,824

(a)	All or a portion of each security is held in a segregated account for the benefit of swap counterparties in the event of default.
**

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Bank, 0% to 5.50%, due 9/14/07 to 7/15/36; Federal Home Loan Mortgage Corp., 0% due 11/29/19, which had a total value of $10.832,918. The investment in the repurchase agreement was through participation in a pooled account.

***

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Bank, 0% to 6.05%, due 9/5/07 to 12/28/18; Federal Home Loan Mortgage Corp., 0% to 6.03%,  due 9/15/07 to 4/16/37; Federal National Mortgage Association, 0% to 6.07%, due 9/4/07 to 4/18/36, which had a total value of $64,022,435. The investment in the repurchase agreement was through participation in a pooled account.

†	Estimated tax basis approximates book cost.

Futures Contracts Sold

Short QQQ® had the following open short futures contracts as of August 31, 2007:

	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation
E-Mini NASDAQ-100® Futures Contracts	312	September-07	$12,436,320	$77,981

Cash collateral in the amount of $487,975 was pledged to cover margin requirements for open futures contracts as of August 31, 2007.

Swap Agreements

Short QQQ® had the following open swap agreements as of August 31, 2007:

	Notional Amount at Value	Unrealized Depreciation
Equity Index Swap Agreement based on the NASDAQ-100® Index, expiring 09/27/07	$(62,838,471)	$(361,694)

Equity Index Swap Agreement based on the NASDAQ-100® Index, expiring 09/27/07	(4,889,607)	(101,680)

Equity Index Swap Agreement based on the NASDAQ-100® Index, expiring 09/27/07	(29,138,797)	(605,230)

Equity Index Swap Agreement based on the NASDAQ-100® Index, expiring 09/27/07	(16,926,914)	(367,821)
		$(1,436,425)

See accompanying notes to schedules of portfolio investments.

Short Dow30SM

Schedule of Portfolio Investments

August 31, 2007 (Unaudited)

Principal Amount		Value
	Repurchase Agreements (a) — 62.5%
$13,748,098	Credit Suisse First Boston Corp.,
	5.25%, dated 08/31/07,
	due 09/04/07, total to be
	received $13,756,008 **	$13,748,098

81,251,413	UBS Warburg LLC,
	5.25%, dated 08/31/07,
	due 09/04/07, total to be
	received $81,298,160 ***	81,251,413

	Total Investments (Cost $94,999,511) †	94,999,511
	Other assets less liabilities — 37.5%	56,991,506
	Net Assets — 100.0%	$151,991,017

(a)	All or a portion of each security is held in a segregated account for the benefit of swap counterparties in the event of default.
**

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Bank, 0% to 5.50%, due 9/14/07 to 7/15/36; Federal Home Loan Mortgage Corp., 0% due 11/29/19, which had a total value of $14,023,122. The investment in the repurchase agreement was through participation in a pooled account.

***

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Bank, 0% to 6.05%, due 9/5/07 to 12/28/18; Federal Home Loan Mortgage Corp., 0% to 6.03%, due 9/15/07 to 4/16/37; Federal National Mortgage Association, 0% to 6.07%, due 9/4/07 to 4/18/36, which had a total value of $82,876,510. The investment in the repurchase agreement was through participation in a pooled account.

†	Estimated tax basis approximates book cost.

Futures Contracts Sold

Short Dow30SM had the following open short futures contracts as of August 31, 2007:

	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation
E-Mini Dow Jones Futures Contracts	234	September-07	$15,626,520	$238,531

Cash collateral in the amount of $368,239 was pledged to cover margin requirements for open futures contracts as of August 31, 2007.

Swap Agreements

Short Dow30SM had the following open swap agreements as of August 31, 2007:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement based on Dow Jones Industrial AverageTM Index, expiring 09/27/07	$(70,501,583)	$(103,038)

Equity Index Swap Agreement based on Dow Jones Industrial AverageTM Index, expiring 09/27/07	(65,844,474)	99,067
		$(3,971)

See accompanying notes to schedules of portfolio investments.

Short S&P500®

Schedule of Portfolio Investments

August 31, 2007 (Unaudited)

Principal Amount		Value
	Repurchase Agreements (a) — 57.2%
$29,309,112	Credit Suisse First Boston Corp.,
	5.25%, dated 08/31/07,
	due 09/04/07, total to be
	received $29,325,975 **	$29,309,112

173,217,185	UBS Warburg LLC,
	5.25%, dated 08/31/07,
	due 09/04/07, total to be
	received $173,316,844 ***	173,217,185

	Total Investments (Cost $202,526,297) †	202,526,297
	Other assets less liabilities — 42.8%	151,336,230
	Net Assets — 100.0%	$353,862,527

(a)	All or a portion of each security is held in a segregated account for the benefit of swap counterparties in the event of default.
**

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Bank, 0% to 5.50%, due 9/14/07 to 7/15/36; Federal Home Loan Mortgage Corp., 0% due 11/29/19, which had a total value of $29,895,427. The investment in the repurchase agreement was through participation in a pooled account.

***

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Bank, 0% to 6.05%, due 9/5/07 to 12/28/18; Federal Home Loan Mortgage Corp., 0% to 6.03%,  due 9/15/07 to 4/16/37; Federal National Mortgage Association, 0% to 6.07%, due 9/4/07 to 4/18/36, which had a total value of $176,681,677. The investment in the repurchase agreement was through participation in a pooled account.

†	Estimated tax basis approximates book cost.

Short S&P500® had the following open short futures contracts as of August 31, 2007:

	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation
E-Mini S&P 500 Futures Contracts	512	September - 07	$37,728,000	$455,475

Cash collateral in the amount of $689,097 was pledged to cover margin requirements for open futures contracts as of August 31, 2007.

Swap Agreements

Short S&P500® had the following open swap agreements as of August 31, 2007:

	Notional Amount at Value	Unrealized Depreciation
Equity Index Swap Agreement based on the S&P 500® Index, expiring 09/27/07	$141,203,695	$(367,179)

Equity Index Swap Agreement based on the S&P 500® Index, expiring 09/27/07	97,639,220	(152,017)

Equity Index Swap Agreement based on the S&P 500® Index, expiring 09/27/07	76,778,816	(359,275)
		$(878,471)

See accompanying notes to schedules of portfolio investments.

Short MidCap400

Schedule of Portfolio Investments

August 31, 2007 (Unaudited)

Principal Amount		Value
	Repurchase Agreements (a) — 100.7%
$12,529,411	Credit Suisse First Boston Corp.,
	5.25%, dated 08/31/07,
	due 09/04/07, total to be
	received $12,536,620 **	$12,529,411

74,048,958	UBS Warburg LLC,
	5.25%, dated 08/31/07,
	due 09/04/07, total to be
	received $74,091,562 ***	74,048,958

	Total Investments (Cost $86,578,369) †	86,578,369
	Liabilities in excess of other assets — (0.7)%	(566,316)
	Net Assets — 100.0%	$86,012,053

(a)	All or a portion of each security is held in a segregated account for the benefit of swap counterparties in the event of default.
**

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Bank, 0% to 5.50%, due 9/14/07 to 7/15/36; Federal Home Loan Mortgage Corp., 0% due 11/29/19, which had a total value of $12,780,056. The investment in the repurchase agreement was through participation in a pooled account.

***

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Bank, 0% to 6.05%, due 9/5/07 to 12/28/18; Federal Home Loan Mortgage Corp., 0% to 6.03%,  due 9/15/07 to 4/16/37; Federal National Mortgage Association, 0% to 6.07%, due 9/4/07 to 4/18/36, which had a total value of $75,530,001. The investment in the repurchase agreement was through participation in a pooled account.

†	Estimated tax basis approximates book cost.

Futures Contracts Sold

Short MidCap400 had the following open short futures contracts as of August 31, 2007:

	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation
E-Mini S&P MidCap400 Futures Contracts	98	September - 07	$8,470,140	$299,363

Cash collateral in the amount of $261,186 was pledged to cover margin requirements for open futures contracts as of August 31, 2007.

Swap Agreements

Short MidCap400 had the following open swap agreements as of August 31, 2007:

	Notional Amount at Value	Unrealized Depreciation
Equity Index Swap Agreement based on the S&P MidCap400 Index, expiring 09/27/07	$(17,556,786)	$(244,447)

Equity Index Swap Agreement based on the S&P MidCap400 Index, expiring 09/27/07	(4,741,085)	(39,863)

Equity Index Swap Agreement based on the S&P MidCap400 Index, expiring 09/27/07	(54,481,631)	(469,571)
		$(753,881)

See accompanying notes to schedules of portfolio investments.

Short SmallCap600

Schedule of Portfolio Investments

August 31, 2007 (Unaudited)

Principal Amount		Value
	Repurchase Agreements (a) — 100.9%
$1,490,199	Credit Suisse First Boston Corp.,
	5.25%, dated 08/31/07,
	due 09/04/07, total to be
	received $1,491,056 **	$1,490,199

8,807,093	UBS Warburg LLC,
	5.25%, dated 08/31/07,
	due 09/04/07, total to be
	received $8,812,160 ***	8,807,093

	Total Investments (Cost $10,297,292) †	10,297,292
	Liabilities in excess of other assets — (0.9)%	(88,030)
	Net Assets — 100.0%	$10,209,262

(a)	All or a portion of each security is held in a segregated account for the benefit of swap counterparties in the event of default.
**

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Bank, 0% to 5.50%, due 9/14/07 to 7/15/36; Federal Home Loan Mortgage Corp., 0% due 11/29/19, which had a total value of $1,520,010. The investment in the repurchase agreement was through participation in a pooled account.

***

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Bank, 0% to 6.05%, due 9/5/07 to 12/28/18; Federal Home Loan Mortgage Corp., 0% to 6.03%,  due 9/15/07 to 4/16/37; Federal National Mortgage Association, 0% to 6.07%, due 9/4/07 to 4/18/36, which had a total value of $8,983,242. The investment in the repurchase agreement was through participation in a pooled account.

†	Estimated tax basis approximates book cost.

Swap Agreements

Short SmallCap600 had the following open swap agreement as of August 31, 2007:

	Notional Amount at Value	Unrealized Depreciation
Equity Index Swap Agreement based on the S&P SmallCap 600 Index, expiring 09/27/07	$(10,162,182)	$(50,445)

See accompanying notes to schedules of portfolio investments.

Short Russell2000

Schedule of Portfolio Investments

August 31, 2007 (Unaudited)

Principal Amount		Value
	Repurchase Agreements (a) — 87.7%
$5,372,937	Credit Suisse First Boston Corp.,
	5.25%, dated 08/31/07,
	due 09/04/07, total to be
	received $5,376,028 **	$5,372,937

31,754,115	UBS Warburg LLC,
	5.25%, dated 08/31/07,
	due 09/04/07, total to be
	received $31,772,384 ***	31,754,115

	Total Investments (Cost $37,127,052) †	37,127,052
	Other assets less liabilities — 12.3%	5,197,139
	Net Assets — 100.0%	$42,324,191

(a)	All or a portion of each security is held in a segregated account for the benefit of swap counterparties in the event of default.
**

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Bank, 0% to 5.50%, due 9/14/07 to 7/15/36; Federal Home Loan Mortgage Corp., 0% due 11/29/19, which had a total value of $5,480,420. The investment in the repurchase agreement was through participation in a pooled account.

***

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Bank, 0% to 6.05%, due 9/5/07 to 12/28/18; Federal Home Loan Mortgage Corp., 0% to 6.03%,  due 9/15/07 to 4/16/37; Federal National Mortgage Association, 0% to 6.07%, due 9/4/07 to 4/18/36, which had a total value of $32,389,225. The investment in the repurchase agreement was through participation in a pooled account.

†	Estimated tax basis approximates book cost.

Futures Contracts Sold

Short Russell2000 had the following open short futures contracts as of August 31, 2007:

	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation
E-Mini Russell 2000 Futures Contracts	56	September - 07	$4,439,680	$152,050

Cash collateral in the amount of $138,874 was pledged to cover margin requirements for open futures contracts as of August 31, 2007.

Swap Agreements

Short Russell2000 had the following open swap agreement as of August 31, 2007:

	Notional Amount at Value	Unrealized Depreciation
Equity Index Swap Agreement based on the Russell 2000® Index, expiring 09/27/07	$(37,732,913)	$(189,211)

See accompanying notes to schedules of portfolio investments.

UltraShort QQQ®

Schedule of Portfolio Investments

August 31, 2007 (Unaudited)

Principal Amount		Value
	Repurchase Agreements (a) — 94.4%
$179,127,792	Credit Suisse First Boston Corp.,
	5.25%, dated 08/31/07,
	due 09/04/07, total to be
	received $179,230,852 **	$179,127,792

1,058,647,263	UBS Warburg LLC,
	5.25%, dated 08/31/07,
	due 09/04/07, total to be
	received $1,059,256,348 ***	1,058,647,263

	Total Investments
	(Cost $1,237,775,055) †	1,237,775,055
	Other assets less liabilities — 5.6%	72,964,406
	Net Assets — 100.0%	$1,310,739,461

(a)	All or a portion of each security is held in a segregated account for the benefit of swap counterparties in the event of default.
**

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Bank, 0% to 5.50%, due 9/14/07 to 7/15/36; Federal Home Loan Mortgage Corp., 0% due 11/29/19, which had a total value of $182,711,156. The investment in the repurchase agreement was through participation in a pooled account.

***

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Bank, 0% to 6.05%, due 9/5/07 to 12/28/18; Federal Home Loan Mortgage Corp., 0% to 6.03%, due 9/15/07 to 4/16/37; Federal National Mortgage Association, 0% to 6.07%, due 9/4/07 to 4/18/36, which had a total value of $1,079,821,114. The investment in the repurchase agreement was through participation in a pooled account.

†	Estimated tax basis approximates book cost.

Futures Contracts Sold

UltraShort QQQ® had the following open short futures contracts as of August 31, 2007:

	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation
E-Mini NASDAQ-100® Index Futures Contracts	3,463	September - 07	$138,035,180	$886,163

Cash collateral in the amount of $9,337,549 was pledged to cover margin requirements for open futures contracts as of August 31, 2007.

Swap Agreements

UltraShort QQQ® had the following open swap agreements as of August 31, 2007:

	Notional Amount at Value	Unrealized Depreciation
Equity Index Swap Agreement based on the NASDAQ-100® Index, expiring 09/27/07	$(569,543,749)	$(11,836,751)

Equity Index Swap Agreement based on the NASDAQ-100® Index, expiring 09/27/07	(467,857,265)	(9,839,896)

Equity Index Swap Agreement based on the NASDAQ-100® Index, expiring 09/27/07	(34,894,234)	(339,656)

Equity Index Swap Agreement based on the NASDAQ-100® Index, expiring 09/27/07	(791,998,899)	(16,450,299)

Equity Index Swap Agreement based on the NASDAQ-100® Index, expiring 09/27/07	(567,038,619)	(12,699,036)
		$(51,165,638)

See accompanying notes to schedules of portfolio investments.

UltraShort Dow30SM

Schedule of Portfolio Investments

August 31, 2007 (Unaudited)

Principal Amount		Value
	Repurchase Agreements (a) — 71.4%
$65,918,806	Credit Suisse First Boston Corp.,
	5.25%, dated 08/31/07,
	due 09/04/07, total to be
	received $65,956,732 **	$65,918,806

389,580,883	UBS Warburg LLC,
	5.25%, dated 08/31/07,
	due 09/04/07, total to be
	received $389,805,025 ***	389,580,883

	Total Investments
	(Cost $455,499,689) †	455,499,689
	Other assets less liabilities — 28.6%	182,616,599
	Net Assets — 100.0%	$638,116,288

(a)	All or a portion of each security is held in a segregated account for the benefit of swap counterparties in the event of default.
**

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Bank, 0% to 5.50%, due 9/14/07 to 7/15/36; Federal Home Loan Mortgage Corp., 0% due 11/29/19, which had a total value of $67,237,480. The investment in the repurchase agreement was through participation in a pooled account.

***

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Bank, 0% to 6.05%, due 9/5/07 to 12/28/18; Federal Home Loan Mortgage Corp., 0% to 6.03%, due 9/15/07 to 4/16/37; Federal National Mortgage Association, 0% to 6.07%, due 9/4/07 to 4/18/36, which had a total value of $397,372,834. The investment in the repurchase agreement was through participation in a pooled account.

†	Estimated tax basis approximates book cost.

Futures Contracts Sold

UltraShort Dow30SM had the following open short futures contracts as of August 31, 2007:

	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation
E-Mini Dow Jones Futures Contracts	1,149	September-07	$76,730,220	$678,947

Cash collateral in the amount of $2,177,951 was pledged to cover margin requirements for open futures contracts as of August 31, 2007.

Swap Agreements

UltraShort Dow30SM had the following open swap agreements as of August 31, 2007:

	Notional Amount at Value	Unrealized Depreciation
Equity Index Swap Agreement based on the Dow Jones Industrial AverageTM Index, expiring 09/27/07	$(223,825,627)	$(100,997)

Equity Index Swap Agreement based on the Dow Jones Industrial AverageTM Index, expiring 09/27/07	$(973,198,578)	(2,000,756)
		$(2,101,753)

See accompanying notes to schedules of portfolio investments.

UltraShort S&P500®

Schedule of Portfolio Investments

August 31, 2007 (Unaudited)

Principal Amount		Value
	Repurchase Agreements (a) — 88.0%
$222,347,919	Credit Suisse First Boston Corp.,
	5.25%, dated 08/31/07,
	due 09/04/07, total to be
	received $222,475,845 **	$222,347,919

1,314,078,695	UBS Warburg LLC,
	5.25%, dated 08/31/07,
	due 09/04/07, total to be
	received $1,314,834,740 ***	1,314,078,695

	Total Investments
	(Cost $1,536,426,614) †	1,536,426,614
	Other assets less liabilities — 12.0%	210,267,901
	Net Assets — 100.0%	$1,746,694,515

(a)	All or a portion of each security is held in a segregated account for the benefit of swap counterparties in the event of default.
**

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Bank, 0% to 5.50%, due 9/14/07 to 7/15/36; Federal Home Loan Mortgage Corp., 0% due 11/29/19, which had a total value of $226,795,880. The investment in the repurchase agreement was through participation in a pooled account.

***

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Bank, 0% to 6.05%, due 9/5/07 to 12/28/18; Federal Home Loan Mortgage Corp., 0% to 6.03%, due 9/15/07 to 4/16/37; Federal National Mortgage Association, 0% to 6.07%, due 9/4/07 to 4/18/36, which had a total value of $1,340,361,393. The investment in the repurchase agreement was through participation in a pooled account.

†	Estimated tax basis approximates book cost.

Futures Contracts Sold

UltraShort S&P500® had the following open short futures contracts as of August 31, 2007:

	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation
E-Mini S&P 500 Futures Contracts	2,713	September-07	$199,914,188	$1,406,683

Cash collateral in the amount of $7,393,932 was pledged to cover margin requirements for open futures contracts as of August 31, 2007.

Swap Agreements

UltraShort S&P500® had the following open swap agreements as of August 31, 2007:

	Notional Amount at Value	Unrealized Depreciation
Equity Index Swap Agreement based on the S&P 500® Index, expiring 09/27/07	$(821,705,378)	$(8,238,183)

Equity Index Swap Agreement based on the S&P 500® Index, expiring 09/27/07	(867,665,097)	(4,060,112)

Equity Index Swap Agreement based on the S&P 500® Index, expiring 09/27/07	(510,299,526)	(2,154,136)

Equity Index Swap Agreement based on the S&P 500® Index, expiring 09/27/07	(1,076,634,033)	(4,663,787)
		$(19,116,218)

See accompanying notes to schedules of portfolio investments.

UltraShort MidCap400

Schedule of Portfolio Investments

August 31, 2007 (Unaudited)

Principal Amount		Value
	Repurchase Agreements (a) — 102.0%
$27,538,654	Credit Suisse First Boston Corp.,
	5.25%, dated 08/31/07,
	due 09/04/07, total to be
	received $27,554,498 **	$27,538,654

162,753,752	UBS Warburg LLC,
	5.25%, dated 08/31/07,
	due 09/04/07, total to be
	received $162,847,391 ***	162,753,752

	Total Investments
	(Cost $190,292,406) †	190,292,406
	Liabilities in excess of other assets — (2.0)%	(3,779,229)
	Net Assets — 100.0%	$186,513,177

(a)	All or a portion of each security is held in a segregated account for the benefit of swap counterparties in the event of default.
**

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Bank, 0% to 5.50%, due 9/14/07 to 7/15/36; Federal Home Loan Mortgage Corp., 0% due 11/29/19, which had a total value of $28,089,551. The investment in the repurchase agreement was through participation in a pooled account.

***

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Bank, 0% to 6.05%, due 9/5/07 to 12/28/18; Federal Home Loan Mortgage Corp., 0% to 6.03%, due 9/15/07 to 4/16/37; Federal National Mortgage Association, 0% to 6.07%, due 9/4/07 to 4/18/36, which had a total value of $166,008,966. The investment in the repurchase agreement was through participation in a pooled account.

†	Estimated tax basis approximates book cost.

Futures Contracts Sold

UltraShort MidCap400 had the following open short futures contracts as of August 31, 2007:

	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation
E-Mini S&P MidCap400 Futures Contracts	221	September - 07	$19,101,030	$500,537

Cash collateral in the amount of $647,719 was pledged to cover margin requirements for open futures contracts as of August 31, 2007.

Swap Agreements

UltraShort MidCap400 had the following open swap agreements as of August 31, 2007:

	Notional Amount at Value	Unrealized Depreciation
Equity Index Swap Agreement based on the S&P MidCap400 Index, expiring 09/27/07	$(29,801,000)	$(243,036)

Equity Index Swap Agreement based on the S&P MidCap400 Index, expiring 09/27/07	(91,760,285)	(790,872)

Equity Index Swap Agreement based on the S&P MidCap400 Index, expiring 09/27/07	(228,129,555)	(3,254,986)
		$(4,288,894)

See accompanying notes to schedules of portfolio investments.

UltraShort SmallCap600

Schedule of Portfolio Investments

August 31, 2007 (Unaudited)

Principal Amount		Value
	Repurchase Agreements (a) — 106.8%
$6,012,275	Credit Suisse First Boston Corp.,
	5.25%, dated 08/31/07,
	due 09/04/07, total to be
	received $6,015,734 **	$6,012,275

35,532,614	UBS Warburg LLC,
	5.25%, dated 08/31/07,
	due 09/04/07, total to be
	received $35,553,057 ***	35,532,614

	Total Investments
	(Cost $41,544,889) †	41,544,889
	Liabilities in excess of other assets — (6.8)%	(2,633,526)
	Net Assets — 100.0%	$38,911,363

(a)	All or a portion of each security is held in a segregated account for the benefit of swap counterparties in the event of default.
**

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Bank, 0% to 5.50%, due 9/14/07 to 7/15/36; Federal Home Loan Mortgage Corp., 0% due 11/29/19, which had a total value of $6,132,548. The investment in the repurchase agreement was through participation in a pooled account.

***

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Bank, 0% to 6.05%, due 9/5/07 to 12/28/18; Federal Home Loan Mortgage Corp., 0% to 6.03%, due 9/15/07 to 4/16/37; Federal National Mortgage Association, 0% to 6.07%, due 9/4/07 to 4/18/36, which had a total value of $36,243,297. The investment in the repurchase agreement was through participation in a pooled account.

†	Estimated tax basis approximates book cost.

Swap Agreements

UltraShort SmallCap600 had the following open swap agreement as of August 31, 2007:

	Notional Amount at Value	Unrealized Depreciation
Equity Index Swap Agreement based on the S&P SmallCap 600 Index, expiring 09/27/07	$(74,867,933)	$(2,573,161)

See accompanying notes to schedules of portfolio investments.

UltraShort Russell2000

Schedule of Portfolio Investments

August 31, 2007 (Unaudited)

Principal Amount		Value
	Repurchase Agreements (a) — 87.4%
$68,209,779	Credit Suisse First Boston Corp.,
	5.25%, dated 08/31/07,
	due 09/04/07, total to be
	received $68,249,023 **	$68,209,779

403,120,560	UBS Warburg LLC,
	5.25%, dated 08/31/07,
	due 09/04/07, total to be
	received $403,352,492 ***	403,120,560

	Total Investments
	(Cost $471,330,339) †	471,330,339
	Other assets less liabilities — 12.6%	67,955,940
	Net Assets — 100.0%	$539,286,279

(a)	All or a portion of each security is held in a segregated account for the benefit of swap counterparties in the event of default.
**

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Bank, 0% to 5.50%, due 9/14/07 to 7/15/36; Federal Home Loan Mortgage Corp., 0% due 11/29/19, which had a total value of $69,574,282. The investment in the repurchase agreement was through participation in a pooled account.

***

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Bank, 0% to 6.05%, due 9/5/07 to 12/28/18; Federal Home Loan Mortgage Corp., 0% to 6.03%, due 9/15/07 to 4/16/37; Federal National Mortgage Association, 0% to 6.07%, due 9/4/07 to 4/18/36, which had a total value of $411,183,316. The investment in the repurchase agreement was through participation in a pooled account.

†	Estimated tax basis approximates book cost.

Futures Contracts Sold

UltraShort Russell2000 had the following open short futures contracts as of August 31, 2007:

	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation
E-Mini Russell 2000 Futures Contracts	768	September - 07	$60,887,040	$287,893

Cash collateral in the amount of $2,370,442 was pledged to cover margin requirements for open futures contracts as of August 31, 2007.

Swap Agreements

UltraShort Russell2000 had the following open swap agreements as of August 31, 2007:

	Notional Amount at Value	Unrealized Depreciation
Equity Index Swap Agreement based on the Russell 2000® Index, expiring 09/27/07	$(466,850,042)	$(4,475,913)

Equity Index Swap Agreement based on the Russell 2000® Index, expiring 09/27/07	(69,000,000)	(575,963)

Equity Index Swap Agreement based on the Russell 2000® Index, expiring 09/27/07	(62,251,366)	(256,948)

Equity Index Swap Agreement based on the Russell 2000® Index, expiring 09/27/07	(415,475,722)	(1,709,846)
		$(7,018,670)

See accompanying notes to schedules of portfolio investments.

UltraShort Russell1000 Value

Schedule of Portfolio Investments

August 31, 2007 (Unaudited)

Principal Amount		Value
	Repurchase Agreements (a) — 100.9%
$792,939	Credit Suisse First Boston Corp.,
	5.25%, dated 08/31/07,
	due 09/04/07, total to be
	received $793,395 **	$792,939

4,686,279	UBS Warburg LLC,
	5.25%, dated 08/31/07,
	due 09/04/07, total to be
	received $4,688,975 ***	4,686,279

	Total Investments
	(Cost $5,479,218) †	5,479,218
	Liabilities in excess of other assets — (0.9)%	(47,431)
	Net Assets — 100.0%	$5,431,787

(a)	All or a portion of each security is held in a segregated account for the benefit of swap counterparties in the event of default.
**

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Bank, 0% to 5.50%, due 9/14/07 to 7/15/36; Federal Home Loan Mortgage Corp., 0% due 11/29/19, which had a total value of $808,801. The investment in the repurchase agreement was through participation in a pooled account.

***

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Bank, 0% to 6.05%, due 9/5/07 to 12/28/18; Federal Home Loan Mortgage Corp., 0% to 6.03%, due 9/15/07 to 4/16/37; Federal National Mortgage Association, 0% to 6.07%, due 9/4/07 to 4/18/36, which had a total value of $4,780,008. The investment in the repurchase agreement was through participation in a pooled account.

†	Estimated tax basis approximates book cost.

Swap Agreements

UltraShort Russell1000 Value had the following swap agreement as of August 31, 2007:

	Notional Amount at Value	Unrealized Depreciation
Equity Index Swap Agreement based on the Russell 1000® Value Index, expiring 09/27/07	$(10,803,252)	$(16,192)

See accompanying notes to schedules of portfolio investments.

UltraShort Russell1000 Growth

Schedule of Portfolio Investments

August 31, 2007 (Unaudited)

Principal Amount		Value
	Repurchase Agreements (a) — 103.0%
$1,490,316	Credit Suisse First Boston Corp.,
	5.25%, dated 08/31/07,
	due 09/04/07, total to be
	received $1,491,173 **	$1,490,316

8,807,785	UBS Warburg LLC,
	5.25%, dated 08/31/07,
	due 09/04/07, total to be
	received $8,812,852 ***	8,807,785

	Total Investments
	(Cost $10,298,101) †	10,298,101
	Liabillities in excess of other assets — (3.0)%	(302,053)
	Net Assets — 100.0%	$9,996,048

(a)	All or a portion of each security is held in a segregated account for the benefit of swap counterparties in the event of default.
**

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Bank, 0% to 5.50%, due 9/14/07 to 7/15/36; Federal Home Loan Mortgage Corp., 0% due 11/29/19, which had a total value of $1,520,129. The investment in the repurchase agreement was through participation in a pooled account.

***

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Bank, 0% to 6.05%, due 9/5/07 to 12/28/18; Federal Home Loan Mortgage Corp., 0% to 6.03%, due 9/15/07 to 4/16/37; Federal National Mortgage Association, 0% to 6.07%, due 9/4/07 to 4/18/36, which had a total value of $8,983,948. The investment in the repurchase agreement was through participation in a pooled account.

†	Estimated tax basis approximates book cost.

Swap Agreements

UltraShort Russell1000 Growth had the following open swap agreement as of August 31, 2007:

	Notional Amount at Value	Unrealized Depreciation
Equity Index Swap Agreement based on the Russell 1000® Growth Index, expiring 09/27/07	$(19,658,429)	$(271,265)

See accompanying notes to schedules of portfolio investments.

UltraShort Russell MidCap Value

Schedule of Portfolio Investments

August 31, 2007 (Unaudited)

Principal Amount		Value
	Repurchase Agreements (a) — 101.6%
$856,929	Credit Suisse First Boston Corp.,
	5.25%, dated 08/31/07,
	due 09/04/07, total to be
	received 857,422 **	$856,929

5,064,463	UBS Warburg LLC,
	5.25%, dated 08/31/07,
	due 09/04/07, total to be
	received $5,067,377 ***	5,064,463

	Total Investments
	(Cost $5,921,392) †	5,921,392
	Liabilities in excess of other assets — (1.6)%	(92,998)
	Net Assets — 100.0%	$5,828,394

(a)	All or a portion of each security is held in a segregated account for the benefit of swap counterparties in the event of default.
**

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Bank, 0% to 5.50%, due 9/14/07 to 7/15/36; Federal Home Loan Mortgage Corp., 0% due 11/29/19, which had a total value of $874,072. The investment in the repurchase agreement was through participation in a pooled account.

***

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Bank, 0% to 6.05%, due 9/5/07 to 12/28/18; Federal Home Loan Mortgage Corp., 0% to 6.03%, due 9/15/07 to 4/16/37; Federal National Mortgage Association, 0% to 6.07%, due 9/4/07 to 4/18/36, which had a total value of $5,165,756. The investment in the repurchase agreement was through participation in a pooled account.

†	Estimated tax basis approximates book cost.

Swap Agreements

UltraShort Russell MidCap Value had the following open swap agreement as of August 31, 2007:

	Notional Amount at Value	Unrealized Depreciation
Equity Index Swap Agreement based on the Russell MidCap® Value Index, expiring 09/27/07	$(11,530,073)	$(61,491)

See accompanying notes to schedules of portfolio investments.

UltraShort Russell MidCap Growth

Schedule of Portfolio Investments

August 31, 2007 (Unaudited)

Principal Amount		Value
	Repurchase Agreements (a) — 103.3%
$759,367	Credit Suisse First Boston Corp.,
	5.25%, dated 08/31/07,
	due 09/04/07, total to be
	received $759,804 **	$759,367

4,487,866	UBS Warburg LLC,
	5.25%, dated 08/31/07,
	due 09/04/07, total to be
	received $4,490,448 ***	4,487,866

	Total Investments
	(Cost $5,247,233) †	5,247,233
	Liabilities in excess of other assets — (3.3)%	(168,105)
	Net Assets — 100.0%	$5,079,128

(a)	All or a portion of each security is held in a segregated account for the benefit of swap counterparties in the event of default.
**

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Bank, 0% to 5.50%, due 9/14/07 to 7/15/36; Federal Home Loan Mortgage Corp., 0% due 11/29/19, which had a total value of $774,558. The investment in the repurchase agreement was through participation in a pooled account.

***

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Bank, 0% to 6.05%, due 9/5/07 to 12/28/18; Federal Home Loan Mortgage Corp., 0% to 6.03%, due 9/15/07 to 4/16/37; Federal National Mortgage Association, 0% to 6.07%, due 9/4/07 to 4/18/36, which had a total value of $4,577,627. The investment in the repurchase agreement was through participation in a pooled account.

†	Estimated tax basis approximates book cost.

Swap Agreements

UltraShort Russell MidCap Growth had the following open swap agreement as of August 31, 2007:

	Notional Amount at Value	Unrealized Depreciation
Equity Index Swap Agreement based on the Russell MidCap® Growth Index, expiring 09/27/07	$(10,004,426)	$(136,843)

See accompanying notes to schedules of portfolio investments.

UltraShort Russell2000 Value

Schedule of Portfolio Investments

August 31, 2007 (Unaudited)

Principal Amount		Value
	Repurchase Agreements (a) — 107.0%
$2,798,157	Credit Suisse First Boston Corp.,
	5.25%, dated 08/31/07,
	due 09/04/07, total to be
	received $2,799,767 **	$2,798,157

16,537,138	UBS Warburg LLC,
	5.25%, dated 08/31/07,
	due 09/04/07, total to be
	received $16,546,653 ***	16,537,138

	Total Investments
	(Cost $19,335,295) †	19,335,295
	Liabilities in excess of other assets — (7.0)%	(1,260,385)
	Net Assets — 100.0%	$18,074,910

(a)	All or a portion of each security is held in a segregated account for the benefit of swap counterparties in the event of default.
**

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Bank, 0% to 5.50%, due 9/14/07 to 7/15/36; Federal Home Loan Mortgage Corp., 0% due 11/29/19, which had a total value of $2,854,133. The investment in the repurchase agreement was through participation in a pooled account.

***

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Bank, 0% to 6.05%, due 9/5/07 to 12/28/18; Federal Home Loan Mortgage Corp., 0% to 6.03%, due 9/15/07 to 4/16/37; Federal National Mortgage Association, 0% to 6.07%, due 9/4/07 to 4/18/36, which had a total value of $16,867,895. The investment in the repurchase agreement was through participation in a pooled account.

†	Estimated tax basis approximates book cost.

Swap Agreements

UltraShort Russell2000 Value had the following open swap agreement as of August 31, 2007:

	Notional Amount at Value	Unrealized Depreciation
Equity Index Swap Agreement based on the Russell 2000® Value Index, expiring 09/27/07	$(34,849,145)	$(1,219,159)

See accompanying notes to schedules of portfolio investments.

UltraShort Russell2000 Growth

Schedule of Portfolio Investments

August 31, 2007 (Unaudited)

Principal Amount		Value
	Repurchase Agreements (a) — 107.2%
$3,224,958	Credit Suisse First Boston Corp.,
	5.25%, dated 08/31/07,
	due 09/04/07, total to be
	received $3,226,813 **	$3,224,958

19,059,536	UBS Warburg LLC,
	5.25%, dated 08/31/07,
	due 09/04/07, total to be
	received $19,070,502 ***	19,059,536

	Total Investments
	(Cost $22,284,494) †	22,284,494
	Liabilities in excess of other assets — (7.2)%	(1,493,795)
	Net Assets — 100.0%	$20,790,699

(a)	All or a portion of each security is held in a segregated account for the benefit of swap counterparties in the event of default.
**

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Bank, 0% to 5.50%, due 9/14/07 to 7/15/36; Federal Home Loan Mortgage Corp., 0% due 11/29/19, which had a total value of $3,289,471. The investment in the repurchase agreement was through participation in a pooled account.

***

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Bank, 0% to 6.05%, due 9/5/07 to 12/28/18; Federal Home Loan Mortgage Corp., 0% to 6.03%, due 9/15/07 to 4/16/37; Federal National Mortgage Association, 0% to 6.07%, due 9/4/07 to 4/18/36, which had a total value of $19,440,744. The investment in the repurchase agreement was through participation in a pooled account.

†	Estimated tax basis approximates book cost.

Swap Agreements

UltraShort Russell2000 Growth had the following open swap agreement as of August 31, 2007:

	Notional Amount at Value	Unrealized Depreciation
Equity Index Swap Agreement based on the Russell 2000® Growth Index, expiring 09/27/07	$(40,000,960)	$(1,451,406)

See accompanying notes to schedules of portfolio investments.

UltraShort Basic Materials

Schedule of Portfolio Investments

August 31, 2007 (Unaudited)

Principal Amount		Value
	Repurchase Agreements (a) — 163.6%
$3,888,060	Credit Suisse First Boston Corp.,
	5.25%, dated 08/31/07,
	due 09/04/07, total to be
	received $3,890,297 **	$3,888,060

22,978,477	UBS Warburg LLC,
	5.25%, dated 08/31/07,
	due 09/04/07, total to be
	received $22,991,697 ***	22,978,477

	Total Investments
	(Cost $26,866,537) †	26,866,537
	Liabilities in excess of other assets — (63.6)%	(10,448,842)
	Net Assets — 100.0%	$16,417,695

(a)	All or a portion of each security is held in a segregated account for the benefit of swap counterparties in the event of default.
**

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Bank, 0% to 5.50%, due 9/14/07 to 7/15/36; Federal Home Loan Mortgage Corp., 0% due 11/29/19, which had a total value of $3,965,839. The investment in the repurchase agreement was through participation in a pooled account.

***

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Bank, 0% to 6.05%, due 9/5/07 to 12/28/18; Federal Home Loan Mortgage Corp., 0% to 6.03%, due 9/15/07 to 4/16/37; Federal National Mortgage Association, 0% to 6.07%, due 9/4/07 to 4/18/36, which had a total value of $23,438,066. The investment in the repurchase agreement was through participation in a pooled account.

†	Estimated tax basis approximates book cost.

Swap Agreements

UltraShort Basic Materials had the following open swap agreement as of August 31, 2007:

	Notional Amount at Value	Unrealized Depreciation
Equity Index Swap Agreement based on the Dow Jones U.S. Basic MaterialsSM Index, expiring 09/27/07	$(31,269,999)	$(1,363,684)

See accompanying notes to schedules of portfolio investments.

UltraShort Consumer Goods

Schedule of Portfolio Investments

August 31, 2007 (Unaudited)

Principal Amount		Value
	Repurchase Agreements (a) — 100.5%
$1,505,216	Credit Suisse First Boston Corp.,
	5.25%, dated 08/31/07,
	due 09/04/07, total to be
	received $1,506,082 **	$1,505,216

8,895,843	UBS Warburg LLC,
	5.25%, dated 08/31/07,
	due 09/04/07, total to be
	received $8,900,961 ***	8,895,843

	Total Investments
	(Cost $10,401,059) †	10,401,059
	Liabilities in excess of other assets — (0.5)%	(55,450)
	Net Assets — 100.0%	$10,345,609

(a)	All or a portion of each security is held in a segregated account for the benefit of swap counterparties in the event of default.
**

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Bank, 0% to 5.50%, due 9/14/07 to 7/15/36; Federal Home Loan Mortgage Corp., 0% due 11/29/19, which had a total value of $1,535,327. The investment in the repurchase agreement was through participation in a pooled account.

***

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Bank, 0% to 6.05%, due 9/5/07 to 12/28/18; Federal Home Loan Mortgage Corp., 0% to 6.03%, due 9/15/07 to 4/16/37; Federal National Mortgage Association, 0% to 6.07%, due 9/4/07 to 4/18/36, which had a total value of $9,073,767. The investment in the repurchase agreement was through participation in a pooled account.

†	Estimated tax basis approximates book cost.

Swap Agreements

UltraShort Consumer Goods had the following open swap agreement as of August 31, 2007:

	Notional Amount at Value	Unrealized Depreciation
Equity Index Swap Agreement based on the Dow Jones U.S. Consumer GoodsSM Index, expiring 09/27/07	$(20,587,103)	$(17,713)

See accompanying notes to schedules of portfolio investments.

UltraShort Consumer Services

Schedule of Portfolio Investments

August 31, 2007 (Unaudited)

Principal Amount		Value
	Repurchase Agreements (a) — 103.3%
$844,429	Credit Suisse First Boston Corp.,
	5.25%, dated 08/31/07,
	due 09/04/07, total to be
	received $844,915 **	$844,429

4,990,583	UBS Warburg LLC,
	5.25%, dated 08/31/07,
	due 09/04/07, total to be
	received $4,993,454 ***	4,990,583

	Total Investments
	(Cost $5,835,012) †	5,835,012
	Liabilities in excess of other assets — (3.3)%	(188,182)
	Net Assets — 100.0%	$5,646,830

(a)	All or a portion of each security is held in a segregated account for the benefit of swap counterparties in the event of default.
**

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Bank, 0% to 5.50%, due 9/14/07 to 7/15/36; Federal Home Loan Mortgage Corp., 0% due 11/29/19, which had a total value of $861,321. The investment in the repurchase agreement was through participation in a pooled account.

***

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Bank, 0% to 6.05%, due 9/5/07 to 12/28/18; Federal Home Loan Mortgage Corp., 0% to 6.03%, due 9/15/07 to 4/16/37; Federal National Mortgage Association, 0% to 6.07%, due 9/4/07 to 4/18/36, which had a total value of $5,090,399. The investment in the repurchase agreement was through participation in a pooled account.

†	Estimated tax basis approximates book cost.

Swap Agreements

UltraShort Consumer Services had the following open swap agreement as of August 31, 2007:

	Notional Amount at Value	Unrealized Depreciation
Equity Index Swap Agreement based on the Dow Jones U.S. Consumer ServicesSM Index, expiring 09/27/07	$(11,108,060)	$(153,648)

See accompanying notes to schedules of portfolio investments.

UltraShort Financials

Schedule of Portfolio Investments

August 31, 2007 (Unaudited)

Principal Amount		Value
	Repurchase Agreements (a) — 96.9%
$84,781,249	Credit Suisse First Boston Corp.,
	5.25%, dated 08/31/07,
	due 09/04/07, total to be
	received $84,830,027 **	$84,781,249

501,058,135	UBS Warburg LLC,
	5.25%, dated 08/31/07,
	due 09/04/07, total to be
	received $501,346,415 ***	501,058,135

	Total Investments
	(Cost $585,839,384) †	585,839,384
	Other assets less liabilities — 3.1%	18,844,406
	Net Assets — 100.0%	$604,683,790

(a)	All or a portion of each security is held in a segregated account for the benefit of swap counterparties in the event of default.
**

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Bank, 0% to 5.50%, due 9/14/07 to 7/15/36; Federal Home Loan Mortgage Corp., 0% due 11/29/19, which had a total value of $86,477,257. The investment in the repurchase agreement was through participation in a pooled account.

***

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Bank, 0% to 6.05%, due 9/5/07 to 12/28/18; Federal Home Loan Mortgage Corp., 0% to 6.03%, due 9/15/07 to 4/16/37; Federal National Mortgage Association, 0% to 6.07%, due 9/4/07 to 4/18/36, which had a total value of $511,079,726. The investment in the repurchase agreement was through participation in a pooled account.

†	Estimated tax basis approximates book cost.

Swap Agreements

UltraShort Financials had the following open swap agreements as of August 31, 2007:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement based on the Dow Jones U.S. FinancialsSM Index, expiring 09/27/07	$(394,388,678)	$3,515,491

Equity Index Swap Agreement based on the Dow Jones U.S. FinancialsSM Index, expiring 09/27/07	(390,312,169)	(202,061)

Equity Index Swap Agreement based on the Dow Jones U.S. FinancialsSM Index, expiring 09/27/07	(106,076,541)	1,565,142

Equity Index Swap Agreement based on the Dow Jones U.S. FinancialsSM Index, expiring 09/27/07	(318,858,651)	1,905,480
		$6,784,052

See accompanying notes to schedules of portfolio investments.

UltraShort Health Care

Schedule of Portfolio Investments

August 31, 2007 (Unaudited)

Principal Amount		Value
	Repurchase Agreements (a) — 101.5%
$1,548,185	Credit Suisse First Boston Corp.,
	5.25%, dated 08/31/07,
	due 09/04/07, total to be
	received $1,549,076 **	$1,548,185

9,149,787	UBS Warburg LLC,
	5.25%, dated 08/31/07,
	due 09/04/07, total to be
	received $9,155,051 ***	9,149,787

	Total Investments
	(Cost $10,697,972) †	10,697,972
	Liabilities in excess of other assets — (1.5)%	(157,590)
	Net Assets — 100.0%	$10,540,382

(a)	All or a portion of each security is held in a segregated account for the benefit of swap counterparties in the event of default.
**

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Bank, 0% to 5.50%, due 9/14/07 to 7/15/36; Federal Home Loan Mortgage Corp., 0% due 11/29/19, which had a total value of $1,579,155. The investment in the repurchase agreement was through participation in a pooled account.

***

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Bank, 0% to 6.05%, due 9/5/07 to 12/28/18; Federal Home Loan Mortgage Corp., 0% to 6.03%, due 9/15/07 to 4/16/37; Federal National Mortgage Association, 0% to 6.07%, due 9/4/07 to 4/18/36, which had a total value of $9,332,791. The investment in the repurchase agreement was through participation in a pooled account.

†	Estimated tax basis approximates book cost.

Swap Agreements

UltraShort Health Care had the following open swap agreement as of August 31, 2007:

	Notional Amount at Value	Unrealized Depreciation
Equity Index Swap Agreement based on the Dow Jones U.S. Health CareSM Index, expiring 09/27/07	$(20,831,248)	$(119,627)

See accompanying notes to schedules of portfolio investments.

UltraShort Industrials

Schedule of Portfolio Investments

August 31, 2007 (Unaudited)

Principal Amount		Value
	Repurchase Agreements (a) — 102.2%
$634,363	Credit Suisse First Boston Corp.,
	5.25%, dated 08/31/07,
	due 09/04/07, total to be
	received $634,727 **	$634,363

3,749,089	UBS Warburg LLC,
	5.25%, dated 08/31/07,
	due 09/04/07, total to be
	received $3,751,247 ***	3,749,089

	Total Investments
	(Cost $4,383,452) †	4,383,452
	Liabilities in excess of other assets — (2.2)%	(92,859)
	Net Assets — 100.0%	$4,290,593

(a)	All or a portion of each security is held in a segregated account for the benefit of swap counterparties in the event of default.
**

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Bank, 0% to 5.50%, due 9/14/07 to 7/15/36; Federal Home Loan Mortgage Corp., 0% due 11/29/19, which had a total value of $647,053. The investment in the repurchase agreement was through participation in a pooled account.

***

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Bank, 0% to 6.05%, due 9/5/07 to 12/28/18; Federal Home Loan Mortgage Corp., 0% to 6.03%, due 9/15/07 to 4/16/37; Federal National Mortgage Association, 0% to 6.07%, due 9/4/07 to 4/18/36, which had a total value of $3,824,074. The investment in the repurchase agreement was through participation in a pooled account.

†	Estimated tax basis approximates book cost.

Swap Agreements

UltraShort Industrials had the following open swap agreement as of August 31, 2007:

	Notional Amount at Value	Unrealized Depreciation
Equity Index Swap Agreement based on the Dow Jones U.S. IndustrialsSM Index, expiring 09/27/07	$(8,503,170)	$(59,454)

See accompanying notes to schedules of portfolio investments.

UltraShort Oil & Gas

Schedule of Portfolio Investments

August 31, 2007 (Unaudited)

Principal Amount		Value
	Repurchase Agreements (a) — 103.6%
$7,450,306	Credit Suisse First Boston Corp.,
	5.25%, dated 08/31/07,
	due 09/04/07, total to be
	received $7,454,592 **	$7,450,306

44,031,395	UBS Warburg LLC,
	5.25%, dated 08/31/07,
	due 09/04/07, total to be
	received $44,056,728 ***	44,031,395

	Total Investments
	(Cost $51,481,701) †	51,481,701
	Liabilities in excess of other assets — (3.6)%	(1,765,718)
	Net Assets — 100.0%	$49,715,983

(a)	All or a portion of each security is held in a segregated account for the benefit of swap counterparties in the event of default.
**

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Bank, 0% to 5.50%, due 9/14/07 to 7/15/36; Federal Home Loan Mortgage Corp., 0% due 11/29/19, which had a total value of $7,599,346. The investment in the repurchase agreement was through participation in a pooled account.

***

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Bank, 0% to 6.05%, due 9/5/07 to 12/28/18; Federal Home Loan Mortgage Corp., 0% to 6.03%, due 9/15/07 to 4/16/37; Federal National Mortgage Association, 0% to 6.07%, due 9/4/07 to 4/18/36, which had a total value of $44,912,060. The investment in the repurchase agreement was through participation in a pooled account.

†	Estimated tax basis approximates book cost.

Swap Agreements

UltraShort Oil & Gas had the following open swap agreements as of August 31, 2007:

	Notional Amount at Value	Unrealized Depreciation
Equity Index Swap Agreement based on the Dow Jones U.S. Oil & GasSM Index, expiring 09/27/07	$(39,192,319)	$(606,894)

Equity Index Swap Agreement based on the Dow Jones U.S. Oil & GasSM Index, expiring 09/27/07	(58,028,698)	(1,092,623)
		$(1,699,517)

See accompanying notes to schedules of portfolio investments.

UltraShort Real Estate

Schedule of Portfolio Investments

August 31, 2007 (Unaudited)

Principal Amount		Value
	Repurchase Agreements (a) — 105.5%
$60,299,368	Credit Suisse First Boston Corp.,
	5.25%, dated 08/31/07,
	due 09/04/07, total to be
	received $60,334,061 **	$60,299,368

356,369,942	UBS Warburg LLC,
	5.25%, dated 08/31/07,
	due 09/04/07, total to be
	received $356,574,977 ***	356,369,942

	Total Investments
	(Cost $416,669,310) †	416,669,310
	Liabilities in excess of other assets — (5.5)%	(21,710,243)
	Net Assets — 100.0%	$394,959,067

(a)	All or a portion of each security is held in a segregated account for the benefit of swap counterparties in the event of default.
**

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Bank, 0% to 5.50%, due 9/14/07 to 7/15/36; Federal Home Loan Mortgage Corp., 0% due 11/29/19, which had a total value of $61,505,628. The investment in the repurchase agreement was through participation in a pooled account.

***

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Bank, 0% to 6.05%, due 9/5/07 to 12/28/18; Federal Home Loan Mortgage Corp., 0% to 6.03%, due 9/15/07 to 4/16/37; Federal National Mortgage Association, 0% to 6.07%, due 9/4/07 to 4/18/36, which had a total value of $363,497,646. The investment in the repurchase agreement was through participation in a pooled account.

†	Estimated tax basis approximates book cost.

Swap Agreements

UltraShort Real Estate had the following open swap agreements as of August 31, 2007:

	Notional Amount at Value	Unrealized Depreciation
Equity Index Swap Agreement based on the Dow Jones U.S. Real EstateSM Index, expiring 09/27/07	$(305,438,785)	$(8,486,439)

Equity Index Swap Agreement based on the Dow Jones U.S. Real EstateSM Index, expiring 09/27/07	(104,434,213)	(2,126,404)

Equity Index Swap Agreement based on the Dow Jones U.S. Real EstateSM Index, expiring 09/27/07	(355,439,123)	(10,772,247)
		$(21,385,090)

See accompanying notes to schedules of portfolio investments.

UltraShort Semiconductors

Schedule of Portfolio Investments

August 31, 2007 (Unaudited)

Principal Amount		Value
	Repurchase Agreements (a) — 107.2%
$1,218,931	Credit Suisse First Boston Corp.,
	5.25%, dated 08/31/07,
	due 09/04/07, total to be
	received $1,219,632 **	$1,218,931

7,203,897	UBS Warburg LLC,
	5.25%, dated 08/31/07,
	due 09/04/07, total to be
	received $7,208,042 ***	7,203,897

	Total Investments
	(Cost $8,422,828) †	8,422,828
	Liabilities in excess of other assets — (7.2)%	(563,054)
	Net Assets — 100.0%	$7,859,774

(a)	All or a portion of each security is held in a segregated account for the benefit of swap counterparties in the event of default.
**

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Bank, 0% to 5.50%, due 9/14/07 to 7/15/36; Federal Home Loan Mortgage Corp., 0% due 11/29/19, which had a total value of $1,243,315. The investment in the repurchase agreement was through participation in a pooled account.

***

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Bank, 0% to 6.05%, due 9/5/07 to 12/28/18; Federal Home Loan Mortgage Corp., 0% to 6.03%, due 9/15/07 to 4/16/37; Federal National Mortgage Association, 0% to 6.07%, due 9/4/07 to 4/18/36, which had a total value of $7,347,981. The investment in the repurchase agreement was through participation in a pooled account.

†	Estimated tax basis approximates book cost.

Swap Agreements

UltraShort Semiconductors had the following open swap agreement as of August 31, 2007:

	Notional Amount at Value	Unrealized Depreciation
Equity Index Swap Agreement based on the Dow Jones U.S. SemiconductorSM Index, expiring 09/27/07	$(15,128,464)	$(525,784)

See accompanying notes to schedules of portfolio investments.

UltraShort Technology

Schedule of Portfolio Investments

August 31, 2007 (Unaudited)

Principal Amount		Value
	Repurchase Agreements (a) — 105.4%
$673,901	Credit Suisse First Boston Corp.,
	5.25%, dated 08/31/07,
	due 09/04/07, total to be
	received $674,289 **	$673,901

3,982,764	UBS Warburg LLC,
	5.25%, dated 08/31/07,
	due 09/04/07, total to be
	received $3,985,055 ***	3,982,764

	Total Investments
	(Cost $4,656,665) †	4,656,665
	Liabilities in excess of other assets — (5.4)%	(239,238)
	Net Assets — 100.0%	$4,417,427

(a)	All or a portion of each security is held in a segregated account for the benefit of swap counterparties in the event of default.
**

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Bank, 0% to 5.50%, due 9/14/07 to 7/15/36; Federal Home Loan Mortgage Corp., 0% due 11/29/19, which had a total value of $687,382. The investment in the repurchase agreement was through participation in a pooled account.

***

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Bank, 0% to 6.05%, due 9/5/07 to 12/28/18; Federal Home Loan Mortgage Corp., 0% to 6.03%, due 9/15/07 to 4/16/37; Federal National Mortgage Association, 0% to 6.07%, due 9/4/07 to 4/18/36, which had a total value of $4,062,422. The investment in the repurchase agreement was through participation in a pooled account.

†	Estimated tax basis approximates book cost.

Swap Agreements

UltraShort Technology had the following open swap agreement as of August 31, 2007:

	Notional Amount at Value	Unrealized Depreciation
Equity Index Swap Agreement based on the Dow Jones U.S. TechnologySM Index, expiring 09/27/07	$(8,561,035)	$(205,557)

See accompanying notes to schedules of portfolio investments.

UltraShort Utilities

Schedule of Portfolio Investments

August 31, 2007 (Unaudited)

Principal Amount		Value
	Repurchase Agreements (a) — 102.0%
$2,743,531	Credit Suisse First Boston Corp.,
	5.25%, dated 08/31/07,
	due 09/04/07, total to be
	received $2,745,109 **	$2,743,531

16,214,301	UBS Warburg LLC,
	5.25%, dated 08/31/07,
	due 09/04/07, total to be
	received $16,223,630 ***	16,214,301

	Total Investments
	(Cost $18,957,832) †	18,957,832
	Liabilities in excess of other assets — (2.0)%	(372,345)
	Net Assets — 100.0%	$18,585,487

(a)	All or a portion of each security is held in a segregated account for the benefit of swap counterparties in the event of default.
**

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Bank, 0% to 5.50%, due 9/14/07 to 7/15/36; Federal Home Loan Mortgage Corp., 0% due 11/29/19, which had a total value of $2,798,414. The investment in the repurchase agreement was through participation in a pooled account.

***

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Bank, 0% to 6.05%, due 9/5/07 to 12/28/18; Federal Home Loan Mortgage Corp., 0% to 6.03%, due 9/15/07 to 4/16/37; Federal National Mortgage Association, 0% to 6.07%, due 9/4/07 to 4/18/36, which had a total value of $16,538,600. The investment in the repurchase agreement was through participation in a pooled account.

†	Estimated tax basis approximates book cost.

Swap Agreements

UltraShort Utilities had the following open swap agreement as of August 31, 2007:

	Notional Amount at Value	Unrealized Depreciation
Equity Index Swap Agreement based on the Dow Jones U.S. UtilitiesSM Index, expiring 09/27/07	$(36,619,517)	$(326,497)

See accompanying notes to schedules of portfolio investments.

Notes to Schedules of Portfolio Investments

August 31, 2007

(Unaudited)

1. Significant Accounting Policies

The following is a summary of significant accounting policies followed by each Fund in preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles. The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts. The actual results could differ from those estimates.

Security Valuation

Security prices are generally provided by a third party pricing service. The securities in the portfolio of a Fund, except as otherwise noted, that are listed or traded on a stock exchange or the NASDAQ National Market System, are valued at the closing price, if available, or the last sale price, on the exchange or market where the security is principally traded. If there have been no sales for that day on the exchange or system where the security is principally traded, then the value may be determined with reference to the last sale price, or the closing price, if applicable, on any other exchange or system. If there have been no sales for that day on any exchange or system, a security may be valued at the mean between the closing bid and asked quotes on the exchange or system where the security is principally traded, or at the most recent closing price, if applicable, or at such other price that ProShare Advisors LLC (the “Advisor”) deems appropriate in accordance with procedures approved by the Trust’s Board of Trustees.

Securities regularly traded in the over-the-counter (“OTC”) markets, including securities listed on an exchange but that are primarily traded OTC other than those traded on the NASDAQ Stock Market, are valued on the basis of the mean between the bid and asked quotes based upon quotes furnished by primary market makers for those instruments. Short-term debt securities maturing in sixty days or less are generally valued at amortized cost, which approximates market value.

Debt securities, futures contracts and options on securities, indices and futures contracts are generally valued at their last sale price prior to the time at which the net asset value per share of a Fund is determined. If there was no sale on that day, fair valuation procedures as described below may be applied. Valuation of certain derivatives is performed using procedures approved by the Trust’s Board of Trustees.

When the Advisor determines that the price of a security is not readily available or deemed unreliable (e.g., an approved pricing service does not provide a price, a furnished price is in error, certain stale prices, or an event occurs that materially affects the furnished price), it may in good faith establish a fair value for that security in accordance with procedures established by and under the general supervision and responsibility of the Trust’s Board of Trustees.

In September 2006, Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is evaluating the application of the SFAS 157 and has not at this time determined the impact, if any, resulting from the adoption of the Funds’ financial statements.

In February 2007, the FASB issued Statement of Financial Accounting Standards No. 159, “The Fair Value Option for Financial Assets and Financial Liabilities — including an amendment of FASB Statement No. 115.” (“SFAS 159”), which is effective for fiscal years beginning after November 15, 2007. SFAS 159 permits entities to elect to measure certain financial assets and liabilities at fair value. The fair value option may be applied instrument by instrument, is irrevocable and is applied only to entire instruments and not to portions of instruments. SFAS 159 also establishes presentation and disclosure requirements designed to facilitate comparisons between entities that choose different measurement attributes for similar types of assets and liabilities. Management continues to evaluate the impact the adoption of SFAS 159 will have on the Funds’ financial statement disclosures.

American Depositary Receipts

ADRs represent the right to receive securities of foreign issuers deposited in a bank or trust company. ADRs are an alternative to purchasing the underlying securities in their national markets and currencies. Investment in ADRs has certain advantages over direct investment in the underlying foreign securities since: (i) ADRs are U.S. dollar-denominated investments that are easily transferable and for which market quotations are readily available, and (ii) issuers whose securities are represented by ADRs are generally subject to auditing, accounting and financial reporting standards similar to those applied to domestic issuers.

Repurchase Agreements

Under a repurchase agreement, the Fund purchases a debt security and simultaneously agrees to sell the security back to the seller at a mutually agreed-upon future price and date, normally one day or a few days later. The resale price is greater than the purchase price, reflecting an agreed-upon market interest rate during the purchaser’s holding period. While the maturities of the underlying collateral securities in repurchase transactions may be more than one year, the term of each repurchase agreement will always be less than one year. A Fund will enter into repurchase agreements only with large, well-capitalized and well-established financial institutions. The creditworthiness of each of the firms which is a counterparty to a repurchase agreement will be monitored by the Advisor.

In addition, the value of the collateral underlying the repurchase agreement will always be at least equal to the repurchase price, including any accrued interest earned on the repurchase agreement. The Funds invest in repurchase agreements jointly, therefore, each Fund holds a pro rata share of the collateral based upon the dollar amount of the repurchase agreements entered into by each Fund. The collateral underlying the repurchase agreement is held by the Fund's custodian.  Repurchase agreement risk is the risk that the counterparty to the repurchase agreement that sells the securities may default on its obligation to repurchase them. In this circumstance, a Fund may lose money because: it may not be able to sell the securities at the agreed upon time and price, the securities may lose value before they can be sold, the selling institution may default or declare bankruptcy or the Fund may have difficulty exercising rights to the collateral.

Real Estate Investment Trusts

The Funds may own shares of real estate investment trusts (“REITS”) which report information on the source of their distributions annually. Certain distributions received from REITS during the year, which are known to be a return of capital, are recorded as a reduction to the cost of the individual REIT.

Futures Contracts

The Funds may purchase or sell stock index futures contracts as a substitute for a comparable market position in the underlying securities or to satisfy regulatory requirements.  A futures contract generally obligates the seller to deliver (and the purchaser to take delivery of) the specified commodity on the expiration date of the contract. A stock index futures contract obligates the seller to deliver (and the purchaser to accept) an amount of cash equal to a specific dollar amount multiplied by the difference between the final settlement price of a specific stock index futures contract and the price at which the agreement is made. The underlying stocks in the index are not physically delivered. Futures contracts may also be closed by entering into an offsetting transaction before final settlement.

Upon entering into a contract, the Fund is required to deposit and maintain as collateral such initial margin as required by the exchange on which the transaction is effected. A portion of the initial margin is segregated cash balances with brokers for futures contracts and is restricted as to its use. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Fund as unrealized gains or losses. The Fund will realize a gain or loss upon closing of a futures transaction.

Futures contracts involve, to varying degrees, elements of market risk and exposure to loss in excess of the amount of variation margin. The face or contract amounts reflect the extent of the total exposure each Fund has in the particular classes of instruments. The primary risks associated with the use of futures contracts are imperfect correlation between movements in the price of the futures contracts and the market value of the underlying securities and the possibility of an illiquid market for a futures contract.

Swap Agreements

The Funds may enter into swap agreements for purposes of pursuing their investment objectives or as a substitute for investing directly in securities (or shorting securities), or to hedge a position.  Index swap agreements entered into by the Funds calculate and settle the obligations of the parties to the agreement on a “net basis” with a single payment. Consequently, a Fund’s current obligations (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of such obligations (or rights) (the “net amount”).

In a “long” swap agreement, the counterparty will generally agree to pay the Fund the amount, if any, by which the notional amount of the swap agreement would have increased in value had it been invested in the particular instruments, plus an amount equal to any dividends or interest that would have been received on those instruments. The Fund will agree to pay to the counterparty an amount equal to a floating rate of interest (e.g., a LIBOR based rate) on the notional amount of the swap agreement plus the amount, if any, by which the notional amount would have decreased in value had it been invested in such instruments plus, in certain instances, commissions of trading spreads on the notional amount. Therefore, the return to the Fund on a long swap agreement should be the gain or loss on the notional amount plus dividends or interest on the instruments less the interest paid by the Fund on the notional amount.

Swap agreements do not involve the delivery of securities or other underlying instruments. The net amount of the excess, if any, of a Fund’s obligations over its entitlements with respect to each swap is accrued on a daily basis and an amount of cash or liquid assets, having an aggregate net asset value at least equal to such accrued excess is maintained in a segregated account by a Fund’s custodian. Until a swap agreement is settled in cash, the gain or loss on the notional amount plus dividends or interest on the underlying instruments less the interest payable  by the Fund on the notional amount are recorded as “unrealized appreciation or depreciation on swap agreements” and when cash is exchanged, the gain or loss realized is recorded as “realized gains or losses on swap agreements”. Swap agreements are collateralized by cash and certain securities of each particular Fund.

The Fund may also enter into swap agreements that provide the opposite return of their benchmark index or security (“short” the index or security). Their operations are similar to that of the swaps disclosed above except that the counterparty pays interest to the Fund on the notional amount outstanding and that dividends or interest on the underlying instruments reduce the value of the swap, plus, in certain instances, the Fund will agree to pay to the counterparty commissions or trading spreads on the notional amount. These amounts are netted with any unrealized gain or loss to determine the value of the swap.

Swap agreements involve, to varying degrees, elements of market risk and exposure to loss in excess of the unrealized gain/loss reflected. The notional amounts reflect the extent of the total investment exposure each Fund has under the swap agreement. The primary risks associated with the use of swap agreements are imperfect correlation between movements in the notional amount and the price of the underlying investments and the inability of counterparties to perform. A Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. A Fund will enter into swap agreements only with large, well-capitalized and well established financial institutions. The creditworthiness of each of the firms which is a party to a swap agreement is monitored by the Advisor.

2. Securities Transactions and Related Income

During the period, security transactions are accounted for no later than one business day following the trade date. However, for financial reporting purposes, security transactions are accounted for on trade date of the last business day of the reporting period. Realized gains and losses on security transactions are determined on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income is recognized on the accrual basis.

3. Concentration Risk

Each Fund will concentrate its investments in issuers of one or more particular industries to the same extent that its Underlying Index is so concentrated and to the extent permitted by applicable regulatory guidance. There is a risk that those issuers (or industry sector) will perform poorly and negatively impact a Fund. Concentration risk results from maintaining exposure to issuers conducting business in a specific industry. The risk of concentrating investments in a limited number of issuers in a particular industry is that a Fund will be more susceptible to the risks associated with that industry than a fund that does not concentrate its investments.

Item 2. Controls and Procedures.

(a)          The Registrant’s principal executive officer and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)         There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

ProShares Trust

By:	/s/ Louis Mayberg
Louis Mayberg
President
October 24, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Louis Mayberg
Louis Mayberg
President
October 24, 2007

By:	/s/ Simon Collier
Simon Collier
Treasurer
October 24, 2007